UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08932
Artisan Partners Funds, Inc.
(Exact name of registrant as specified in charter)
875 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip Code)

Laura E. Simpson                                                                                       Nathan Briggs
Artisan Partners Funds, Inc.                                                                      Simpson Thacher & Bartlett LLP
875 East Wisconsin Avenue, Suite 800                                                    900 G Street, N.W.
Milwaukee, Wisconsin 53202                                                                    Washington, D.C. 20001

(Name and address of agents for service)
Registrant’s telephone number, including area code: (414) 390-6100
Date of fiscal year end: 9/30
Date of reporting period: 9/30/24
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Report to Stockholders.
(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”).

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDYX

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$137	1.13%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Developing World Fund returned 42.86%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Developing World Fund.

• Top contributors within the portfolio included NVIDIA, MakeMyTrip, Sea, Adyen and MercadoLibre.

• Bottom contributors within the portfolio included Wuxi Biologics, JD Health, Bilibili, Estee Lauder and Airbnb.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $636,147
MSCI Emerging Markets Index: $382,463
$800,000
600,000
400,000
200,000
Jun 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $636,147	MSCI Emerging Markets Index: $382,463
Jun 15	$250,000	$250,000
Sep 15	$209,750	$208,071
Sep 16	$263,500	$242,992
Sep 17	$323,949	$297,567
Sep 18	$291,981	$295,151
Sep 19	$352,112	$289,200
Sep 20	$603,099	$319,678
Sep 21	$701,702	$377,873
Sep 22	$362,637	$271,637
Sep 23	$445,303	$303,417
Sep 24	$636,147	$382,463

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception June 29, 2015)	42.86%	12.56%	10.62%
MSCI Emerging Markets Index	26.05	5.75	4.70

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$3,607,715
  Number of Portfolio Holdings33
  Total Investment Advisory Fees (net of waivers and reimbursements)$32,368
  Portfolio Turnover Rate60.10%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Developed Markets 55.3%
Emerging Asia 32.6%
Latin America 9.3%

Region	9/30/2024
Developed Markets	55.3%
Emerging Asia	32.6%
Latin America	9.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.7%
Chinese yuan renminbi offshore	4.4
Euro	8.6
Hong Kong dollar	8.2
Indian rupee	6.2
U.S. dollar	70.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
14.6%
Consumer Discretionary
27.6%
Consumer Staples
5.7%
Financials
18.8%
Health Care
7.3%
Industrials
3.5%
Information Technology
18.2%
Real Estate
2.1%
Short-Term Investment
2.2%

Sector	Percentage of Total Investments
Short-Term Investment	2.2%
Real Estate	2.1%
Information Technology	18.2%
Industrials	3.5%
Health Care	7.3%
Financials	18.8%
Consumer Staples	5.7%
Consumer Discretionary	27.6%
Communication Services	14.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	6.1%
MercadoLibre, Inc.	Brazil	5.4
MakeMyTrip Ltd.	India	4.9
Meituan	China	4.8
Crowdstrike Holdings, Inc.	United States	4.6
Adyen NV	Netherlands	4.5
Visa, Inc.	United States	4.4
Airbnb, Inc.	United States	4.3
NVIDIA Corp.	United States	4.1
NU Holdings Ltd.	Brazil	3.9
Total		47.0%

Artisan Developing World Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDYX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHYX

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Developing World Fund returned 43.00%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Developing World Fund.

• Top contributors within the portfolio included NVIDIA, MakeMyTrip, Sea, Adyen and MercadoLibre.

• Bottom contributors within the portfolio included Wuxi Biologics, JD Health, Bilibili, Estee Lauder and Airbnb.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,566,576
MSCI Emerging Markets Index: $1,529,853
$3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
Jun 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,566,576	MSCI Emerging Markets Index: $1,529,853
Jun 15	$1,000,000	$1,000,000
Sep 15	$839,000	$832,284
Sep 16	$1,056,000	$971,970
Sep 17	$1,298,823	$1,190,269
Sep 18	$1,171,492	$1,180,606
Sep 19	$1,414,063	$1,156,799
Sep 20	$2,424,408	$1,278,712
Sep 21	$2,823,545	$1,511,492
Sep 22	$1,460,667	$1,086,548
Sep 23	$1,794,817	$1,213,667
Sep 24	$2,566,576	$1,529,853

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares - (Inception June 29, 2015)	43.00%	12.66%	10.72%
MSCI Emerging Markets Index	26.05	5.75	4.70

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$3,607,715
  Number of Portfolio Holdings33
  Total Investment Advisory Fees (net of waivers and reimbursements)$32,368
  Portfolio Turnover Rate60.10%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	9/30/2024
Developed Markets	55.3%
Emerging Asia	32.6%
Latin America	9.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.7%
Chinese yuan renminbi offshore	4.4
Euro	8.6
Hong Kong dollar	8.2
Indian rupee	6.2
U.S. dollar	70.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.2%
Real Estate	2.1%
Information Technology	18.2%
Industrials	3.5%
Health Care	7.3%
Financials	18.8%
Consumer Staples	5.7%
Consumer Discretionary	27.6%
Communication Services	14.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	6.1%
MercadoLibre, Inc.	Brazil	5.4
MakeMyTrip Ltd.	India	4.9
Meituan	China	4.8
Crowdstrike Holdings, Inc.	United States	4.6
Adyen NV	Netherlands	4.5
Visa, Inc.	United States	4.4
Airbnb, Inc.	United States	4.3
NVIDIA Corp.	United States	4.1
NU Holdings Ltd.	Brazil	3.9
Total		47.0%

Artisan Developing World Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHYX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTYX

This annual shareholder report contains important information about Artisan Developing World Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Developing World Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.31%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Developing World Fund returned 42.59%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Developing World Fund.

• Top contributors within the portfolio included NVIDIA, MakeMyTrip, Sea, Adyen and MercadoLibre.

• Bottom contributors within the portfolio included Wuxi Biologics, JD Health, Bilibili, Estee Lauder and Airbnb.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $25,037
MSCI Emerging Markets Index: $15,299
$30,000
25,000
20,000
15,000
10,000
5,000
Jun 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $25,037	MSCI Emerging Markets Index: $15,299
Jun 15	$10,000	$10,000
Sep 15	$8,390	$8,323
Sep 16	$10,510	$9,720
Sep 17	$12,896	$11,903
Sep 18	$11,608	$11,806
Sep 19	$13,968	$11,568
Sep 20	$23,894	$12,787
Sep 21	$27,752	$15,115
Sep 22	$14,323	$10,865
Sep 23	$17,559	$12,137
Sep 24	$25,037	$15,299

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Investor Shares - (Inception June 29, 2015)	42.59%	12.38%	10.43%
MSCI Emerging Markets Index	26.05	5.75	4.70

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$3,607,715
  Number of Portfolio Holdings33
  Total Investment Advisory Fees (net of waivers and reimbursements)$32,368
  Portfolio Turnover Rate60.10%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	9/30/2024
Developed Markets	55.3%
Emerging Asia	32.6%
Latin America	9.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	1.7%
Chinese yuan renminbi offshore	4.4
Euro	8.6
Hong Kong dollar	8.2
Indian rupee	6.2
U.S. dollar	70.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.2%
Real Estate	2.1%
Information Technology	18.2%
Industrials	3.5%
Health Care	7.3%
Financials	18.8%
Consumer Staples	5.7%
Consumer Discretionary	27.6%
Communication Services	14.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Sea Ltd.	Singapore	6.1%
MercadoLibre, Inc.	Brazil	5.4
MakeMyTrip Ltd.	India	4.9
Meituan	China	4.8
Crowdstrike Holdings, Inc.	United States	4.6
Adyen NV	Netherlands	4.5
Visa, Inc.	United States	4.4
Airbnb, Inc.	United States	4.3
NVIDIA Corp.	United States	4.1
NU Holdings Ltd.	Brazil	3.9
Total		47.0%

Artisan Developing World Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTYX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDOX

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$127	1.18%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 14.61%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 18.60% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Peruvian rates and currency, Bahamian sovereign credit, and Surinamese sovereign credit.

• Bottom contributors within the portfolio included exposures to Brazilian rates and currency, Paraguayan corporate credit, and Zambian sovereign credit.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $327,209
JPM EMBI Global Diversified Index: $279,642
JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $283,164
$350,000
300,000
250,000
200,000
Apr 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Advisor Shares: $327,209	JPM EMBI Global Diversified Index: $279,642	JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $283,164
Apr 22	$250,000	$250,000	$250,000
Jun 22	$241,458	$224,579	$231,160
Sep 22	$245,559	$214,321	$221,547
Dec 22	$266,502	$231,697	$238,011
Mar 23	$274,798	$236,013	$246,602
Jun 23	$287,427	$241,171	$251,897
Sep 23	$285,492	$235,786	$246,241
Dec 23	$300,909	$257,395	$265,215
Mar 24	$311,895	$262,634	$265,262
Jun 24	$310,919	$263,430	$264,281
Sep 24	$327,209	$279,642	$283,164

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception April 7, 2022)	14.61%	11.45%
JPM EMBI Global Diversified Index	18.60	4.62
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	14.99	5.15

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$75,589
  Number of Portfolio Holdings200
  Total Investment Advisory Fees (net of waivers and reimbursements)$52
  Portfolio Turnover Rate101.04%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Sovereign Government Bonds 58.1%
Other assets less liabilities(1) 21.2%
Corporate Bonds 18.1%
Bank Loans 2.6%

Type	Percentage of Total Net Assets
Sovereign Government Bonds	58.1%
Corporate Bonds	18.1%
Bank Loans	2.6%
Other assets less liabilitiesFootnote Reference(1)	21.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.7%
Dominican peso	4.3
Egyptian pound	7.3
Euro	11.0
Indian rupee	2.1
Indonesian rupiah	7.5
Peruvian nuevo sol	7.3
South African rand	1.7
U.S. dollar	50.8
Uzbekistani som	1.8
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
0.6%
Consumer Discretionary
0.6%
Consumer Staples
1.5%
Energy
7.4%
Financials
8.1%
Industrials
1.6%
Materials
1.4%
Sovereign Government Securities
64.5%
Utilities
1.8%
Short-Term Investments
12.5%

Sector	Percentage of Total Investments
Short-Term Investments	12.5%
Utilities	1.8%
Sovereign Government Securities	64.5%
Materials	1.4%
Industrials	1.6%
Financials	8.1%
Energy	7.4%
Consumer Staples	1.5%
Consumer Discretionary	0.6%
Communication Services	0.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Republic of Indonesia	Indonesia	6.8%
Bonos de la Tesoreria	Peru	6.5
Commonwealth of the Bahamas	Bahamas	5.6
Republic of Iraq	Iraq	3.9
Banco Central de la Republica Dominicana	Dominican Republic	3.8
Benin Government Bond	Benin	3.6
Republic of Cote d'Ivoire	Ivory Coast	2.7
Republic of Cameroon	Cameroon	2.4
Republic of Zambia	Zambia	2.4
Papua New Guinea Government International Bond	Papua New Guinea	2.0
Total		39.7%

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDOX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHOX

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$121	1.13%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Emerging Markets Debt Opportunities Fund returned 14.68%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 18.60% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Peruvian rates and currency, Bahamian sovereign credit, and Surinamese sovereign credit.

• Bottom contributors within the portfolio included exposures to Brazilian rates and currency, Paraguayan corporate credit, and Zambian sovereign credit.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,312,667
JPM EMBI Global Diversified Index: $1,118,570
JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $1,132,655
$1,400,000
1,200,000
1,000,000
800,000
Apr 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Institutional Shares: $1,312,667	JPM EMBI Global Diversified Index: $1,118,570	JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $1,132,655
Apr 22	$1,000,000	$1,000,000	$1,000,000
Jun 22	$965,944	$898,314	$924,639
Sep 22	$983,508	$857,285	$886,190
Dec 22	$1,066,390	$926,789	$952,045
Mar 23	$1,099,885	$944,052	$986,408
Jun 23	$1,152,126	$964,684	$1,007,588
Sep 23	$1,144,656	$943,142	$984,963
Dec 23	$1,206,700	$1,029,581	$1,060,862
Mar 24	$1,250,845	$1,050,538	$1,061,047
Jun 24	$1,247,211	$1,053,722	$1,057,125
Sep 24	$1,312,667	$1,118,570	$1,132,655

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception April 7, 2022)	14.68%	11.58%
JPM EMBI Global Diversified Index	18.60	4.62
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	14.99	5.15

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$75,589
  Number of Portfolio Holdings200
  Total Investment Advisory Fees (net of waivers and reimbursements)$52
  Portfolio Turnover Rate101.04%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	58.1%
Corporate Bonds	18.1%
Bank Loans	2.6%
Other assets less liabilitiesFootnote Reference(1)	21.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.7%
Dominican peso	4.3
Egyptian pound	7.3
Euro	11.0
Indian rupee	2.1
Indonesian rupiah	7.5
Peruvian nuevo sol	7.3
South African rand	1.7
U.S. dollar	50.8
Uzbekistani som	1.8
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investments	12.5%
Utilities	1.8%
Sovereign Government Securities	64.5%
Materials	1.4%
Industrials	1.6%
Financials	8.1%
Energy	7.4%
Consumer Staples	1.5%
Consumer Discretionary	0.6%
Communication Services	0.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Republic of Indonesia	Indonesia	6.8%
Bonos de la Tesoreria	Peru	6.5
Commonwealth of the Bahamas	Bahamas	5.6
Republic of Iraq	Iraq	3.9
Banco Central de la Republica Dominicana	Dominican Republic	3.8
Benin Government Bond	Benin	3.6
Republic of Cote d'Ivoire	Ivory Coast	2.7
Republic of Cameroon	Cameroon	2.4
Republic of Zambia	Zambia	2.4
Papua New Guinea Government International Bond	Papua New Guinea	2.0
Total		39.7%

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHOX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | APFOX

This annual shareholder report contains important information about Artisan Emerging Markets Debt Opportunities Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Emerging Markets Debt Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.28%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Emerging Markets Debt Opportunities Fund returned 14.60%. The Fund compares its performance to the JPM EMBI Global Diversified Index, which returned 18.60% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Emerging Markets Debt Opportunities Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Peruvian rates and currency, Bahamian sovereign credit, and Surinamese sovereign credit.

• Bottom contributors within the portfolio included exposures to Brazilian rates and currency, Paraguayan corporate credit, and Zambian sovereign credit.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $13,066
JPM EMBI Global Diversified Index: $11,186
JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $11,327
$14,000
12,000
10,000
8,000
Apr 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Investor Shares: $13,066	JPM EMBI Global Diversified Index: $11,186	JP Morgan EMB Hard Currency/Local Currency 50/50 Index: $11,327
Apr 22	$10,000	$10,000	$10,000
Jun 22	$9,656	$8,983	$9,246
Sep 22	$9,828	$8,573	$8,862
Dec 22	$10,653	$9,268	$9,520
Mar 23	$10,982	$9,441	$9,864
Jun 23	$11,494	$9,647	$10,076
Sep 23	$11,401	$9,431	$9,850
Dec 23	$12,025	$10,296	$10,609
Mar 24	$12,461	$10,505	$10,610
Jun 24	$12,419	$10,537	$10,571
Sep 24	$13,066	$11,186	$11,327

Average Annual Total Returns

	1 Year	Since Inception
Investor Shares - (Inception April 7, 2022)	14.60%	11.38%
JPM EMBI Global Diversified Index	18.60	4.62
JP Morgan EMB Hard Currency/Local Currency 50/50 Index	14.99	5.15

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$75,589
  Number of Portfolio Holdings200
  Total Investment Advisory Fees (net of waivers and reimbursements)$52
  Portfolio Turnover Rate101.04%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	58.1%
Corporate Bonds	18.1%
Bank Loans	2.6%
Other assets less liabilitiesFootnote Reference(1)	21.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.7%
Dominican peso	4.3
Egyptian pound	7.3
Euro	11.0
Indian rupee	2.1
Indonesian rupiah	7.5
Peruvian nuevo sol	7.3
South African rand	1.7
U.S. dollar	50.8
Uzbekistani som	1.8
Other	3.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investments	12.5%
Utilities	1.8%
Sovereign Government Securities	64.5%
Materials	1.4%
Industrials	1.6%
Financials	8.1%
Energy	7.4%
Consumer Staples	1.5%
Consumer Discretionary	0.6%
Communication Services	0.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Republic of Indonesia	Indonesia	6.8%
Bonos de la Tesoreria	Peru	6.5
Commonwealth of the Bahamas	Bahamas	5.6
Republic of Iraq	Iraq	3.9
Banco Central de la Republica Dominicana	Dominican Republic	3.8
Benin Government Bond	Benin	3.6
Republic of Cote d'Ivoire	Ivory Coast	2.7
Republic of Cameroon	Cameroon	2.4
Republic of Zambia	Zambia	2.4
Papua New Guinea Government International Bond	Papua New Guinea	2.0
Total		39.7%

Artisan Emerging Markets Debt Opportunities Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | APFOX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDUX

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Floating Rate Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$114	1.10%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Floating Rate Fund returned 8.09%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, discount margins for the Credit Suisse Leveraged Loan index tightened 53bps while the average price on the index rose from 94.8 to 95.6. The loan index gained 9.7% during the period, with positive monthly returns for 16 months consecutively through September 2024.

• By credit quality, lower-rated credit outperformed as CCC/Split CCC rated loans gained 14.2% while B rated loans returned 10.0%. Loan performance continues to compare favorably versus fixed rate alternatives, as the loan index outperformed the ICE BofA US High Yield bond index by over 3.2% annualized over the past three years, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, Edelman Financial Engines Center LLC, and Ultimate Software Group Inc.

• Bottom contributors within the portfolio included Matrix Parent Inc, SIRVA Worldwide Inc, Employbridge LLC, Hearthside Food Solutions LLC, and Aretec Group Inc.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $293,115
ICE BofA US Broad Market Index: $238,756
Credit Suisse Leveraged Loan Total Return Index: $299,907
$300,000
280,000
260,000
240,000
220,000
200,000
Dec 21
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Advisor Shares: $293,115	ICE BofA US Broad Market Index: $238,756	Credit Suisse Leveraged Loan Total Return Index: $299,907
Dec 21	$249,250	$249,232	$251,506
Mar 22	$247,127	$234,166	$251,254
Jun 22	$236,612	$223,495	$240,319
Sep 22	$239,786	$212,643	$243,176
Dec 22	$244,476	$216,413	$248,848
Mar 23	$252,536	$222,855	$256,590
Jun 23	$260,108	$221,034	$264,591
Sep 23	$271,180	$213,992	$273,509
Dec 23	$277,952	$228,065	$281,306
Mar 24	$283,998	$226,546	$288,425
Jun 24	$286,722	$227,032	$293,802
Sep 24	$293,115	$238,756	$299,907

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception December 1, 2021)	8.09%	5.78%
ICE BofA US Broad Market Index	11.57	-1.61
Credit Suisse Leveraged Loan Total Return Index	9.65	6.64

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$72,815
  Number of Portfolio Holdings90
  Total Investment Advisory Fees (net of waivers and reimbursements)$249
  Portfolio Turnover Rate72.77%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Bank Loans	87.6%
Corporate Bonds	2.8%
Preferred Stock	0.3%
Common Stocks	0.2%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	9.1%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
5.4%
Consumer Discretionary
19.2%
Consumer Staples
5.2%
Financials
33.7%
Health Care
4.5%
Industrials
6.8%
Information Technology
21.2%
Materials
1.5%
Real Estate
1.5%
Short-Term Investment
1.1%

Sector	Percentage of Total Investments
Short-Term Investment	1.1%
Real Estate	1.5%
Materials	1.5%
Information Technology	21.2%
Industrials	6.8%
Health Care	4.5%
Financials	33.7%
Consumer Staples	5.2%
Consumer Discretionary	19.2%
Communication Services	5.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Delta Topco, Inc. First Lien Term Loan	United States	4.7%
UKG, Inc. First Lien Term Loan	United States	3.2
Nexus Buyer LLC First Lien Term Loan B	United States	2.7
BCPE Grill Parent, Inc. First Lien Term Loan	United States	2.3
Surgery Center Holdings, Inc. First Lien Term Loan	United States	2.1
BroadStreet Partners, Inc. First Lien Term Loan B	United States	2.1
TGP Holdings III LLC First Lien Term Loan	United States	2.1
Kuehg Corp. First Lien Term Loan C	United States	2.0
Amynta Agency Borrower, Inc. First Lien Term Loan B	United States	2.0
Motion Finco SARL First Lien B3	Luxembourg	2.0
Total		25.2%

Artisan Floating Rate Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDUX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHUX

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Floating Rate Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Floating Rate Fund returned 8.15%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, discount margins for the Credit Suisse Leveraged Loan index tightened 53bps while the average price on the index rose from 94.8 to 95.6. The loan index gained 9.7% during the period, with positive monthly returns for 16 months consecutively through September 2024.

• By credit quality, lower-rated credit outperformed as CCC/Split CCC rated loans gained 14.2% while B rated loans returned 10.0%. Loan performance continues to compare favorably versus fixed rate alternatives, as the loan index outperformed the ICE BofA US High Yield bond index by over 3.2% annualized over the past three years, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, Edelman Financial Engines Center LLC, and Ultimate Software Group Inc.

• Bottom contributors within the portfolio included Matrix Parent Inc, SIRVA Worldwide Inc, Employbridge LLC, Hearthside Food Solutions LLC, and Aretec Group Inc.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,173,886
ICE BofA US Broad Market Index: $955,025
Credit Suisse Leveraged Loan Total Return Index: $1,199,628
$1,200,000
1,100,000
1,000,000
900,000
800,000
Dec 21
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Institutional Shares: $1,173,886	ICE BofA US Broad Market Index: $955,025	Credit Suisse Leveraged Loan Total Return Index: $1,199,628
Dec 21	$997,000	$996,929	$1,006,023
Mar 22	$988,430	$936,664	$1,005,017
Jun 22	$946,496	$893,979	$961,275
Sep 22	$959,322	$850,573	$972,704
Dec 22	$978,211	$865,652	$995,392
Mar 23	$1,010,588	$891,419	$1,026,359
Jun 23	$1,041,017	$884,136	$1,058,365
Sep 23	$1,085,472	$855,967	$1,094,034
Dec 23	$1,111,587	$912,261	$1,125,224
Mar 24	$1,137,084	$906,184	$1,153,699
Jun 24	$1,148,138	$908,126	$1,175,208
Sep 24	$1,173,886	$955,025	$1,199,628

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception December 1, 2021)	8.15%	5.83%
ICE BofA US Broad Market Index	11.57	-1.61
Credit Suisse Leveraged Loan Total Return Index	9.65	6.64

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$72,815
  Number of Portfolio Holdings90
  Total Investment Advisory Fees (net of waivers and reimbursements)$249
  Portfolio Turnover Rate72.77%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Bank Loans	87.6%
Corporate Bonds	2.8%
Preferred Stock	0.3%
Common Stocks	0.2%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	9.1%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	1.1%
Real Estate	1.5%
Materials	1.5%
Information Technology	21.2%
Industrials	6.8%
Health Care	4.5%
Financials	33.7%
Consumer Staples	5.2%
Consumer Discretionary	19.2%
Communication Services	5.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Delta Topco, Inc. First Lien Term Loan	United States	4.7%
UKG, Inc. First Lien Term Loan	United States	3.2
Nexus Buyer LLC First Lien Term Loan B	United States	2.7
BCPE Grill Parent, Inc. First Lien Term Loan	United States	2.3
Surgery Center Holdings, Inc. First Lien Term Loan	United States	2.1
BroadStreet Partners, Inc. First Lien Term Loan B	United States	2.1
TGP Holdings III LLC First Lien Term Loan	United States	2.1
Kuehg Corp. First Lien Term Loan C	United States	2.0
Amynta Agency Borrower, Inc. First Lien Term Loan B	United States	2.0
Motion Finco SARL First Lien B3	Luxembourg	2.0
Total		25.2%

Artisan Floating Rate Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHUX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTUX

This annual shareholder report contains important information about Artisan Floating Rate Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Floating Rate Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$125	1.20%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Floating Rate Fund returned 8.09%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, discount margins for the Credit Suisse Leveraged Loan index tightened 53bps while the average price on the index rose from 94.8 to 95.6. The loan index gained 9.7% during the period, with positive monthly returns for 16 months consecutively through September 2024.

• By credit quality, lower-rated credit outperformed as CCC/Split CCC rated loans gained 14.2% while B rated loans returned 10.0%. Loan performance continues to compare favorably versus fixed rate alternatives, as the loan index outperformed the ICE BofA US High Yield bond index by over 3.2% annualized over the past three years, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Floating Rate Fund.

• Top contributors within the portfolio included TKC Holdings Inc, Nexus Buyer LLC, Delta Topco Inc, Edelman Financial Engines Center LLC, and Ultimate Software Group Inc.

• Bottom contributors within the portfolio included Matrix Parent Inc, SIRVA Worldwide Inc, Employbridge LLC, Hearthside Food Solutions LLC, and Aretec Group Inc.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $11,702
ICE BofA US Broad Market Index: $9,550
Credit Suisse Leveraged Loan Total Return Index: $11,996
$12,000
11,000
10,000
9,000
8,000
Dec 21
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Investor Shares: $11,702	ICE BofA US Broad Market Index: $9,550	Credit Suisse Leveraged Loan Total Return Index: $11,996
Dec 21	$9,970	$9,969	$10,060
Mar 22	$9,882	$9,367	$10,050
Jun 22	$9,459	$8,940	$9,613
Sep 22	$9,583	$8,506	$9,727
Dec 22	$9,768	$8,657	$9,954
Mar 23	$10,088	$8,914	$10,264
Jun 23	$10,388	$8,841	$10,584
Sep 23	$10,827	$8,560	$10,940
Dec 23	$11,094	$9,123	$11,252
Mar 24	$11,332	$9,062	$11,537
Jun 24	$11,450	$9,081	$11,752
Sep 24	$11,702	$9,550	$11,996

Average Annual Total Returns

	1 Year	Since Inception
Investor Shares - (Inception December 1, 2021)	8.09%	5.71%
ICE BofA US Broad Market Index	11.57	-1.61
Credit Suisse Leveraged Loan Total Return Index	9.65	6.64

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$72,815
  Number of Portfolio Holdings90
  Total Investment Advisory Fees (net of waivers and reimbursements)$249
  Portfolio Turnover Rate72.77%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Bank Loans	87.6%
Corporate Bonds	2.8%
Preferred Stock	0.3%
Common Stocks	0.2%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	9.1%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	1.1%
Real Estate	1.5%
Materials	1.5%
Information Technology	21.2%
Industrials	6.8%
Health Care	4.5%
Financials	33.7%
Consumer Staples	5.2%
Consumer Discretionary	19.2%
Communication Services	5.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Delta Topco, Inc. First Lien Term Loan	United States	4.7%
UKG, Inc. First Lien Term Loan	United States	3.2
Nexus Buyer LLC First Lien Term Loan B	United States	2.7
BCPE Grill Parent, Inc. First Lien Term Loan	United States	2.3
Surgery Center Holdings, Inc. First Lien Term Loan	United States	2.1
BroadStreet Partners, Inc. First Lien Term Loan B	United States	2.1
TGP Holdings III LLC First Lien Term Loan	United States	2.1
Kuehg Corp. First Lien Term Loan C	United States	2.0
Amynta Agency Borrower, Inc. First Lien Term Loan B	United States	2.0
Motion Finco SARL First Lien B3	Luxembourg	2.0
Total		25.2%

Artisan Floating Rate Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTUX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDTX

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$139	1.14%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Focus Fund returned 43.95%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Focus Fund.

• Top contributors within the portfolio included: Microsoft, NVIDIA, General Electric, Taiwan Semiconductor Manufacturing Co and TransDigm Group.

• Bottom contributors within the portfolio included: Western Digital, HubSpot, Old Dominion Freight Line, Cognex and Bio-Techne.

• The use of derivatives, including options used to hedge short-term portfolio volatility, had a positive overall impact on performance during the period.

*For options, exposures have been delta-adjusted to determine contribution to return.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $559,052
S&P 500® Index: $567,936
$600,000
500,000
400,000
300,000
200,000
Jul 18
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $559,052	S&P 500® Index: $567,936
Jul 18	$250,000	$250,000
Sep 18	$260,311	$259,616
Sep 19	$292,816	$270,659
Sep 20	$357,173	$311,662
Sep 21	$449,474	$405,176
Sep 22	$356,866	$342,487
Sep 23	$388,374	$416,524
Sep 24	$559,052	$567,936

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception July 31, 2018)	43.95%	13.81%	13.94%
S&P 500® Index	36.35	15.98	14.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,161,002
  Number of Portfolio Holdings72
  Total Investment Advisory Fees (net of waivers and reimbursements)$9,989
  Portfolio Turnover Rate401.50%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	95.4%
Options Purchased	3.4%
Other assets less liabilitiesFootnote Reference(1)	1.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	5.4%
U.S. dollar	94.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
4.9%
Financials
10.0%
Health Care
9.1%
Industrials
19.9%
Information Technology
37.7%
Materials
4.0%
Real Estate
7.5%
Utilities
6.0%
Short-Term Investment
0.9%

Sector	Percentage of Total Investments
Short-Term Investment	0.9%
Utilities	6.0%
Real Estate	7.5%
Materials	4.0%
Information Technology	37.7%
Industrials	19.9%
Health Care	9.1%
Financials	10.0%
Communication Services	4.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.0%
General Electric Co.	United States	8.6
Apple, Inc.	United States	8.0
NVIDIA Corp.	United States	7.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.5
Constellation Energy Corp.	United States	5.8
Equinix, Inc.	United States	4.0
Linde plc	United States	4.0
Nasdaq, Inc.	United States	3.9
S&P Global, Inc.	United States	3.6
Total		62.3%

Artisan Focus Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDTX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHTX

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Focus Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$129	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Focus Fund returned 44.08%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Focus Fund.

• Top contributors within the portfolio included: Microsoft, NVIDIA, General Electric, Taiwan Semiconductor Manufacturing Co and TransDigm Group.

• Bottom contributors within the portfolio included: Western Digital, HubSpot, Old Dominion Freight Line, Cognex and Bio-Techne.

• The use of derivatives, including options used to hedge short-term portfolio volatility, had a positive overall impact on performance during the period.

*For options, exposures have been delta-adjusted to determine contribution to return.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,762,888
S&P 500® Index: $1,910,713
$2,000,000
1,800,000
1,600,000
1,400,000
1,200,000
1,000,000
Feb 20
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $1,762,888	S&P 500® Index: $1,910,713
Feb 20	$1,000,000	$1,000,000
Sep 20	$1,122,786	$1,048,526
Sep 21	$1,413,881	$1,363,138
Sep 22	$1,123,126	$1,152,232
Sep 23	$1,223,530	$1,401,314
Sep 24	$1,762,888	$1,910,713

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception February 3, 2020)	44.08%	12.94%
S&P 500® Index	36.35	14.91

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,161,002
  Number of Portfolio Holdings72
  Total Investment Advisory Fees (net of waivers and reimbursements)$9,989
  Portfolio Turnover Rate401.50%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	95.4%
Options Purchased	3.4%
Other assets less liabilitiesFootnote Reference(1)	1.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	5.4%
U.S. dollar	94.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	0.9%
Utilities	6.0%
Real Estate	7.5%
Materials	4.0%
Information Technology	37.7%
Industrials	19.9%
Health Care	9.1%
Financials	10.0%
Communication Services	4.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.0%
General Electric Co.	United States	8.6
Apple, Inc.	United States	8.0
NVIDIA Corp.	United States	7.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.5
Constellation Energy Corp.	United States	5.8
Equinix, Inc.	United States	4.0
Linde plc	United States	4.0
Nasdaq, Inc.	United States	3.9
S&P Global, Inc.	United States	3.6
Total		62.3%

Artisan Focus Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHTX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTTX

This annual shareholder report contains important information about Artisan Focus Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Focus Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.29%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Focus Fund returned 43.76%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights*

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Focus Fund.

• Top contributors within the portfolio included: Microsoft, NVIDIA, General Electric, Taiwan Semiconductor Manufacturing Co and TransDigm Group.

• Bottom contributors within the portfolio included: Western Digital, HubSpot, Old Dominion Freight Line, Cognex and Bio-Techne.

• The use of derivatives, including options used to hedge short-term portfolio volatility, had a positive overall impact on performance during the period.

*For options, exposures have been delta-adjusted to determine contribution to return.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $33,707
S&P 500® Index: $27,619
$35,000
30,000
25,000
20,000
15,000
10,000
Apr 17
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $33,707	S&P 500® Index: $27,619
Apr 17	$10,000	$10,000
Sep 17	$11,800	$10,708
Sep 18	$15,849	$12,625
Sep 19	$17,806	$13,162
Sep 20	$21,681	$15,156
Sep 21	$27,253	$19,704
Sep 22	$21,596	$16,656
Sep 23	$23,447	$20,256
Sep 24	$33,707	$27,619

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Investor Shares - (Inception April 24, 2017)	43.76%	13.61%	17.75%
S&P 500® Index	36.35	15.98	14.64

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,161,002
  Number of Portfolio Holdings72
  Total Investment Advisory Fees (net of waivers and reimbursements)$9,989
  Portfolio Turnover Rate401.50%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	95.4%
Options Purchased	3.4%
Other assets less liabilitiesFootnote Reference(1)	1.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	5.4%
U.S. dollar	94.6
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	0.9%
Utilities	6.0%
Real Estate	7.5%
Materials	4.0%
Information Technology	37.7%
Industrials	19.9%
Health Care	9.1%
Financials	10.0%
Communication Services	4.9%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.0%
General Electric Co.	United States	8.6
Apple, Inc.	United States	8.0
NVIDIA Corp.	United States	7.9
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	6.5
Constellation Energy Corp.	United States	5.8
Equinix, Inc.	United States	4.0
Linde plc	United States	4.0
Nasdaq, Inc.	United States	3.9
S&P Global, Inc.	United States	3.6
Total		62.3%

Artisan Focus Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTTX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective March 6, 2024, a voluntary expense limit was put in place at 1.50% of average daily net assets. Effective May 31, 2024, the expense limit became contractual. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDDX

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$146	1.30%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Discovery Fund returned 24.85%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Discovery Fund.

• Top contributors within the portfolio included Spotify, Tyler Technologies, Advanced Micro Devices, Guidewire and Monolithic Power.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, Veeva Systems, Workiva and Sartorius.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $380,540
MSCI ACWI Index: $411,092
MSCI ACWI Small Mid Index: $363,556
$450,000
400,000
350,000
300,000
250,000
200,000
Feb 20
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $380,540	MSCI ACWI Index: $411,092	MSCI ACWI Small Mid Index: $363,556
Feb 20	$250,000	$250,000	$250,000
Sep 20	$307,654	$255,451	$243,680
Sep 21	$393,713	$325,536	$331,865
Sep 22	$260,679	$258,281	$250,772
Sep 23	$304,800	$312,010	$289,570
Sep 24	$380,540	$411,092	$363,556

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception February 3, 2020)	24.85%	9.44%
MSCI ACWI Index	31.76	11.27
MSCI ACWI Small Mid Index	25.55	8.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$243,395
  Number of Portfolio Holdings64
  Total Investment Advisory Fees (net of waivers and reimbursements)$2,174
  Portfolio Turnover Rate58.22%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Americas 57.4%
Pacific Basin 4.4%
Europe 31.4%
Emerging Markets 0.9%

Region	Percentage of Total Net Assets
Americas	57.4%
Europe	31.4%
Emerging Markets	0.9%
Pacific Basin	4.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	9.1%
Canadian dollar	1.4
Danish krone	1.3
Euro	10.1
Hong Kong dollar	2.8
Swedish krona	1.7
Swiss franc	2.5
U.S. dollar	71.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
6.6%
Consumer Discretionary
8.1%
Consumer Staples
1.2%
Financials
4.8%
Health Care
21.7%
Industrials
19.7%
Information Technology
30.2%
Materials
1.3%
Real Estate
1.4%
Short-Term Investment
5.0%

Sector	Percentage of Total Investments
Short-Term Investment	5.0%
Real Estate	1.4%
Materials	1.3%
Information Technology	30.2%
Industrials	19.7%
Health Care	21.7%
Financials	4.8%
Consumer Staples	1.2%
Consumer Discretionary	8.1%
Communication Services	6.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.1%
Tyler Technologies, Inc.	United States	4.0
London Stock Exchange Group plc	United Kingdom	3.4
MACOM Technology Solutions Holdings, Inc.	United States	2.9
adidas AG	Germany	2.9
Techtronic Industries Co. Ltd.	Hong Kong	2.8
Ascendis Pharma A/S	Denmark	2.8
Spotify Technology SA	United States	2.3
Lattice Semiconductor Corp.	United States	2.2
West Pharmaceutical Services, Inc.	United States	2.1
Total		29.5%

Artisan Global Discovery Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDDX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHDX

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$123	1.09%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Discovery Fund returned 25.06%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Discovery Fund.

• Top contributors within the portfolio included Spotify, Tyler Technologies, Advanced Micro Devices, Guidewire and Monolithic Power.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, Veeva Systems, Workiva and Sartorius.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,535,365
MSCI ACWI Index: $1,644,366
MSCI ACWI Small Mid Index: $1,454,224
$1,800,000
1,600,000
1,400,000
1,200,000
1,000,000
800,000
Feb 20
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $1,535,365	MSCI ACWI Index: $1,644,366	MSCI ACWI Small Mid Index: $1,454,224
Feb 20	$1,000,000	$1,000,000	$1,000,000
Sep 20	$1,230,615	$1,021,805	$974,721
Sep 21	$1,578,926	$1,302,143	$1,327,460
Sep 22	$1,047,614	$1,033,126	$1,003,089
Sep 23	$1,227,703	$1,248,042	$1,158,279
Sep 24	$1,535,365	$1,644,366	$1,454,224

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception February 3, 2020)	25.06%	9.64%
MSCI ACWI Index	31.76	11.27
MSCI ACWI Small Mid Index	25.55	8.37

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$243,395
  Number of Portfolio Holdings64
  Total Investment Advisory Fees (net of waivers and reimbursements)$2,174
  Portfolio Turnover Rate58.22%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	57.4%
Europe	31.4%
Emerging Markets	0.9%
Pacific Basin	4.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	9.1%
Canadian dollar	1.4
Danish krone	1.3
Euro	10.1
Hong Kong dollar	2.8
Swedish krona	1.7
Swiss franc	2.5
U.S. dollar	71.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	5.0%
Real Estate	1.4%
Materials	1.3%
Information Technology	30.2%
Industrials	19.7%
Health Care	21.7%
Financials	4.8%
Consumer Staples	1.2%
Consumer Discretionary	8.1%
Communication Services	6.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.1%
Tyler Technologies, Inc.	United States	4.0
London Stock Exchange Group plc	United Kingdom	3.4
MACOM Technology Solutions Holdings, Inc.	United States	2.9
adidas AG	Germany	2.9
Techtronic Industries Co. Ltd.	Hong Kong	2.8
Ascendis Pharma A/S	Denmark	2.8
Spotify Technology SA	United States	2.3
Lattice Semiconductor Corp.	United States	2.2
West Pharmaceutical Services, Inc.	United States	2.1
Total		29.5%

Artisan Global Discovery Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHDX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | APFDX

This annual shareholder report contains important information about Artisan Global Discovery Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Discovery Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$157	1.40%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Discovery Fund returned 24.68%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, shifting economic conditions across countries and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Discovery Fund.

• Top contributors within the portfolio included Spotify, Tyler Technologies, Advanced Micro Devices, Guidewire and Monolithic Power.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, Veeva Systems, Workiva and Sartorius.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $22,815
MSCI ACWI Index: $20,480
MSCI ACWI Small Mid Index: $17,082
$25,000
20,000
15,000
10,000
Aug 17
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $22,815	MSCI ACWI Index: $20,480	MSCI ACWI Small Mid Index: $17,082
Aug 17	$10,000	$10,000	$10,000
Sep 17	$10,320	$10,354	$10,475
Sep 18	$12,477	$11,366	$11,340
Sep 19	$13,473	$11,523	$10,999
Sep 20	$18,514	$12,726	$11,450
Sep 21	$23,685	$16,218	$15,593
Sep 22	$15,664	$12,867	$11,783
Sep 23	$18,299	$15,544	$13,606
Sep 24	$22,815	$20,480	$17,082

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Investor Shares - (Inception August 21, 2017)	24.68%	11.11%	12.30%
MSCI ACWI Index	31.76	12.19	10.61
MSCI ACWI Small Mid Index	25.55	9.20	7.82

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$243,395
  Number of Portfolio Holdings64
  Total Investment Advisory Fees (net of waivers and reimbursements)$2,174
  Portfolio Turnover Rate58.22%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	57.4%
Europe	31.4%
Emerging Markets	0.9%
Pacific Basin	4.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	9.1%
Canadian dollar	1.4
Danish krone	1.3
Euro	10.1
Hong Kong dollar	2.8
Swedish krona	1.7
Swiss franc	2.5
U.S. dollar	71.1
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	5.0%
Real Estate	1.4%
Materials	1.3%
Information Technology	30.2%
Industrials	19.7%
Health Care	21.7%
Financials	4.8%
Consumer Staples	1.2%
Consumer Discretionary	8.1%
Communication Services	6.6%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.1%
Tyler Technologies, Inc.	United States	4.0
London Stock Exchange Group plc	United Kingdom	3.4
MACOM Technology Solutions Holdings, Inc.	United States	2.9
adidas AG	Germany	2.9
Techtronic Industries Co. Ltd.	Hong Kong	2.8
Ascendis Pharma A/S	Denmark	2.8
Spotify Technology SA	United States	2.3
Lattice Semiconductor Corp.	United States	2.2
West Pharmaceutical Services, Inc.	United States	2.1
Total		29.5%

Artisan Global Discovery Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | APFDX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDHX

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$145	1.25%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Equity Fund returned 31.20%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Equity Fund.

• Top contributors within the portfolio included Natera, Meta, Amazon, General Electric and Netflix.

• Bottom contributors within the portfolio included Temenos, Melrose Industries, Estee Lauder, CoStar Group and Mitra Adiperkasa.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $318,481
MSCI ACWI Index: $404,213
$450,000
400,000
350,000
300,000
250,000
200,000
Aug 20
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $318,481	MSCI ACWI Index: $404,213
Aug 20	$250,000	$250,000
Sep 20	$252,521	$251,177
Sep 21	$302,110	$320,089
Sep 22	$207,000	$253,960
Sep 23	$242,736	$306,790
Sep 24	$318,481	$404,213

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception August 5, 2020)	31.20%	6.00%
MSCI ACWI Index	31.76	12.26

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$181,496
  Number of Portfolio Holdings67
  Total Investment Advisory Fees (net of waivers and reimbursements)$1,528
  Portfolio Turnover Rate136.55%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	51.7%
Americas	37.5%
Emerging Markets	4.2%
Pacific Basin	4.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.8%
Chilean peso	0.7
Danish krone	5.1
Euro	26.0
Hong Kong dollar	1.2
Japanese yen	4.4
Korean won	2.4
Russian ruble	0.0
Swiss franc	7.6
U.S. dollar	38.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services 3.3%
Consumer Discretionary 8.7%
Consumer Staples 4.5%
Financials 25.7%
Health Care 23.1%
Industrials 19.2%
Information Technology 3.1%
Materials 6.2%
Real Estate 1.4%
Utilities 3.9%
Short-Term Investment 0.9%

Sector	Percentage of Total Investments
Short-Term Investment	0.9%
Utilities	3.9%
Real Estate	1.4%
Materials	6.2%
Information Technology	3.1%
Industrials	19.2%
Health Care	23.1%
Financials	25.7%
Consumer Staples	4.5%
Consumer Discretionary	8.7%
Communication Services	3.3%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
BFF Bank SpA	Italy	4.8%
UBS Group AG	Switzerland	4.7
Natera, Inc.	United States	4.5
Halozyme Therapeutics, Inc.	United States	4.2
Air Liquide SA	France	4.0
Amazon.com, Inc.	United States	4.0
BAE Systems plc	United Kingdom	3.1
Visa, Inc.	United States	3.0
Novo Nordisk A/S	Denmark	2.8
TUI AG	Germany	2.7
Total		37.8%

Artisan Global Equity Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDHX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHHX

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$126	1.09%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Equity Fund returned 31.47%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Equity Fund.

• Top contributors within the portfolio included Natera, Meta, Amazon, General Electric and Netflix.

• Bottom contributors within the portfolio included Temenos, Melrose Industries, Estee Lauder, CoStar Group and Mitra Adiperkasa.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,377,175
MSCI ACWI Index: $2,471,796
$2,500,000
2,000,000
1,500,000
1,000,000
Oct 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,377,175	MSCI ACWI Index: $2,471,796
Oct 15	$1,000,000	$1,000,000
Sep 16	$1,030,109	$1,053,250
Sep 17	$1,223,563	$1,249,661
Sep 18	$1,428,321	$1,371,809
Sep 19	$1,529,688	$1,390,731
Sep 20	$1,868,765	$1,535,967
Sep 21	$2,240,797	$1,957,369
Sep 22	$1,538,633	$1,552,985
Sep 23	$1,808,162	$1,876,045
Sep 24	$2,377,175	$2,471,796

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares - (Inception October 15, 2015)	31.47%	9.22%	10.14%
MSCI ACWI Index	31.76	12.19	10.63

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$181,496
  Number of Portfolio Holdings67
  Total Investment Advisory Fees (net of waivers and reimbursements)$1,528
  Portfolio Turnover Rate136.55%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	51.7%
Americas	37.5%
Emerging Markets	4.2%
Pacific Basin	4.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.8%
Chilean peso	0.7
Danish krone	5.1
Euro	26.0
Hong Kong dollar	1.2
Japanese yen	4.4
Korean won	2.4
Russian ruble	0.0
Swiss franc	7.6
U.S. dollar	38.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	0.9%
Utilities	3.9%
Real Estate	1.4%
Materials	6.2%
Information Technology	3.1%
Industrials	19.2%
Health Care	23.1%
Financials	25.7%
Consumer Staples	4.5%
Consumer Discretionary	8.7%
Communication Services	3.3%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
BFF Bank SpA	Italy	4.8%
UBS Group AG	Switzerland	4.7
Natera, Inc.	United States	4.5
Halozyme Therapeutics, Inc.	United States	4.2
Air Liquide SA	France	4.0
Amazon.com, Inc.	United States	4.0
BAE Systems plc	United Kingdom	3.1
Visa, Inc.	United States	3.0
Novo Nordisk A/S	Denmark	2.8
TUI AG	Germany	2.7
Total		37.8%

Artisan Global Equity Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHHX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTHX

This annual shareholder report contains important information about Artisan Global Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$156	1.35%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Equity Fund returned 31.12%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Equity Fund.

• Top contributors within the portfolio included Natera, Meta, Amazon, General Electric and Netflix.

• Bottom contributors within the portfolio included Temenos, Melrose Industries, Estee Lauder, CoStar Group and Mitra Adiperkasa.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $24,364
MSCI ACWI Index: $24,526
$25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $24,364	MSCI ACWI Index: $24,526
Sep 14	$10,000	$10,000
Sep 15	$10,020	$9,334
Sep 16	$10,761	$10,451
Sep 17	$12,752	$12,399
Sep 18	$14,840	$13,611
Sep 19	$15,864	$13,799
Sep 20	$19,337	$15,240
Sep 21	$23,146	$19,421
Sep 22	$15,860	$15,409
Sep 23	$18,581	$18,615
Sep 24	$24,364	$24,526

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	31.12%	8.96%	9.31%
MSCI ACWI Index	31.76	12.19	9.39

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$181,496
  Number of Portfolio Holdings67
  Total Investment Advisory Fees (net of waivers and reimbursements)$1,528
  Portfolio Turnover Rate136.55%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	51.7%
Americas	37.5%
Emerging Markets	4.2%
Pacific Basin	4.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.8%
Chilean peso	0.7
Danish krone	5.1
Euro	26.0
Hong Kong dollar	1.2
Japanese yen	4.4
Korean won	2.4
Russian ruble	0.0
Swiss franc	7.6
U.S. dollar	38.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	0.9%
Utilities	3.9%
Real Estate	1.4%
Materials	6.2%
Information Technology	3.1%
Industrials	19.2%
Health Care	23.1%
Financials	25.7%
Consumer Staples	4.5%
Consumer Discretionary	8.7%
Communication Services	3.3%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
BFF Bank SpA	Italy	4.8%
UBS Group AG	Switzerland	4.7
Natera, Inc.	United States	4.5
Halozyme Therapeutics, Inc.	United States	4.2
Air Liquide SA	France	4.0
Amazon.com, Inc.	United States	4.0
BAE Systems plc	United Kingdom	3.1
Visa, Inc.	United States	3.0
Novo Nordisk A/S	Denmark	2.8
TUI AG	Germany	2.7
Total		37.8%

Artisan Global Equity Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTHX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDRX

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$122	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Opportunities Fund returned 32.28%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio included Advanced Micro Devices, Netflix, Boston Scientific, Taiwan Semiconductor Manufacturing Co and Novo Nordisk.

• Bottom contributors within the portfolio included ON Semiconductor, Veeva Systems, Atlassian, West Pharmaceutical Services and CNH Industrial.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $700,267
MSCI ACWI Index: $597,107
$800,000
600,000
400,000
200,000
Apr 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $700,267	MSCI ACWI Index: $597,107
Apr 15	$250,000	$250,000
Sep 15	$239,692	$227,258
Sep 16	$286,123	$254,432
Sep 17	$339,142	$301,878
Sep 18	$380,941	$331,385
Sep 19	$400,085	$335,956
Sep 20	$554,193	$371,041
Sep 21	$665,404	$472,838
Sep 22	$458,949	$375,152
Sep 23	$529,370	$453,192
Sep 24	$700,267	$597,107

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	32.28%	11.85%	11.45%
MSCI ACWI Index	31.76	12.19	9.60

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,557,004
  Number of Portfolio Holdings48
  Total Investment Advisory Fees (net of waivers and reimbursements)$23,084
  Portfolio Turnover Rate52.39%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	56.7%
Europe	22.3%
Emerging Markets	8.7%
Pacific Basin	8.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	9.8%
Danish krone	3.7
Euro	2.9
Hong Kong dollar	7.3
Japanese yen	3.8
Swiss franc	2.7
U.S. dollar	69.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
10.3%
Consumer Discretionary
8.1%
Consumer Staples
1.0%
Financials
6.2%
Health Care
24.9%
Industrials
14.2%
Information Technology
26.9%
Materials
3.8%
Real Estate
1.2%
Short-Term Investment
3.4%

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Real Estate	1.2%
Materials	3.8%
Information Technology	26.9%
Industrials	14.2%
Health Care	24.9%
Financials	6.2%
Consumer Staples	1.0%
Consumer Discretionary	8.1%
Communication Services	10.3%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Advanced Micro Devices, Inc.	United States	4.9%
Boston Scientific Corp.	United States	4.9
Netflix, Inc.	United States	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.9
Novo Nordisk A/S	Denmark	3.6
Techtronic Industries Co. Ltd.	Hong Kong	3.6
London Stock Exchange Group plc	United Kingdom	3.5
Argenx SE	Netherlands	3.3
Tencent Holdings Ltd.	China	3.1
adidas AG	Germany	2.9
Total		37.7%

Artisan Global Opportunities Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDRX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHRX

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	0.94%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Opportunities Fund returned 32.45%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio included Advanced Micro Devices, Netflix, Boston Scientific, Taiwan Semiconductor Manufacturing Co and Novo Nordisk.

• Bottom contributors within the portfolio included ON Semiconductor, Veeva Systems, Atlassian, West Pharmaceutical Services and CNH Industrial.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,943,933
MSCI ACWI Index: $2,452,576
$3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,943,933	MSCI ACWI Index: $2,452,576
Sep 14	$1,000,000	$1,000,000
Sep 15	$997,738	$933,447
Sep 16	$1,193,274	$1,045,061
Sep 17	$1,415,257	$1,239,945
Sep 18	$1,591,870	$1,361,143
Sep 19	$1,673,176	$1,379,918
Sep 20	$2,320,207	$1,524,025
Sep 21	$2,788,950	$1,942,150
Sep 22	$1,925,308	$1,540,910
Sep 23	$2,222,638	$1,861,458
Sep 24	$2,943,933	$2,452,576

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	32.45%	11.96%	11.40%
MSCI ACWI Index	31.76	12.19	9.39

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,557,004
  Number of Portfolio Holdings48
  Total Investment Advisory Fees (net of waivers and reimbursements)$23,084
  Portfolio Turnover Rate52.39%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	56.7%
Europe	22.3%
Emerging Markets	8.7%
Pacific Basin	8.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	9.8%
Danish krone	3.7
Euro	2.9
Hong Kong dollar	7.3
Japanese yen	3.8
Swiss franc	2.7
U.S. dollar	69.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Real Estate	1.2%
Materials	3.8%
Information Technology	26.9%
Industrials	14.2%
Health Care	24.9%
Financials	6.2%
Consumer Staples	1.0%
Consumer Discretionary	8.1%
Communication Services	10.3%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Advanced Micro Devices, Inc.	United States	4.9%
Boston Scientific Corp.	United States	4.9
Netflix, Inc.	United States	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.9
Novo Nordisk A/S	Denmark	3.6
Techtronic Industries Co. Ltd.	Hong Kong	3.6
London Stock Exchange Group plc	United Kingdom	3.5
Argenx SE	Netherlands	3.3
Tencent Holdings Ltd.	China	3.1
adidas AG	Germany	2.9
Total		37.7%

Artisan Global Opportunities Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHRX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTRX

This annual shareholder report contains important information about Artisan Global Opportunities Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Opportunities Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$137	1.18%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Opportunities Fund returned 32.13%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Opportunities Fund.

• Top contributors within the portfolio included Advanced Micro Devices, Netflix, Boston Scientific, Taiwan Semiconductor Manufacturing Co and Novo Nordisk.

• Bottom contributors within the portfolio included ON Semiconductor, Veeva Systems, Atlassian, West Pharmaceutical Services and CNH Industrial.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $28,746
MSCI ACWI Index: $24,526
$30,000
25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $28,746	MSCI ACWI Index: $24,526
Sep 14	$10,000	$10,000
Sep 15	$9,954	$9,334
Sep 16	$11,874	$10,451
Sep 17	$14,055	$12,399
Sep 18	$15,768	$13,611
Sep 19	$16,534	$13,799
Sep 20	$22,878	$15,240
Sep 21	$27,428	$19,421
Sep 22	$18,891	$15,409
Sep 23	$21,757	$18,615
Sep 24	$28,746	$24,526

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	32.13%	11.70%	11.14%
MSCI ACWI Index	31.76	12.19	9.39

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,557,004
  Number of Portfolio Holdings48
  Total Investment Advisory Fees (net of waivers and reimbursements)$23,084
  Portfolio Turnover Rate52.39%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	56.7%
Europe	22.3%
Emerging Markets	8.7%
Pacific Basin	8.4%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	9.8%
Danish krone	3.7
Euro	2.9
Hong Kong dollar	7.3
Japanese yen	3.8
Swiss franc	2.7
U.S. dollar	69.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Real Estate	1.2%
Materials	3.8%
Information Technology	26.9%
Industrials	14.2%
Health Care	24.9%
Financials	6.2%
Consumer Staples	1.0%
Consumer Discretionary	8.1%
Communication Services	10.3%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Advanced Micro Devices, Inc.	United States	4.9%
Boston Scientific Corp.	United States	4.9
Netflix, Inc.	United States	4.0
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.9
Novo Nordisk A/S	Denmark	3.6
Techtronic Industries Co. Ltd.	Hong Kong	3.6
London Stock Exchange Group plc	United Kingdom	3.5
Argenx SE	Netherlands	3.3
Tencent Holdings Ltd.	China	3.1
adidas AG	Germany	2.9
Total		37.7%

Artisan Global Opportunities Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTRX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDPX

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Unconstrained Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$165	1.58%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Unconstrained Fund returned 8.87%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 5.53% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Unconstrained Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Colombian corporate credit and equity, Serbian currency and rates, and Bahamian sovereign credit.

• Bottom contributors within the portfolio included exposures to South African currency and sovereign credit, Chinese currency, and Brazilian currency and sovereign credit.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $308,504
ICE BofA US Treasury Bill Index: $277,107
ICE BofA 3 Month US Treasury Bill Index: $276,993
$320,000
300,000
280,000
260,000
240,000
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Advisor Shares: $308,504	ICE BofA US Treasury Bill Index: $277,107	ICE BofA 3 Month US Treasury Bill Index: $276,993
Mar 22	$250,000	$250,000	$250,000
Jun 22	$247,444	$250,185	$250,262
Sep 22	$255,595	$251,232	$251,418
Dec 22	$267,239	$253,395	$253,539
Mar 23	$273,228	$256,224	$256,261
Jun 23	$280,913	$259,163	$259,256
Sep 23	$283,382	$262,585	$262,661
Dec 23	$287,682	$266,265	$266,254
Mar 24	$301,652	$269,656	$269,693
Jun 24	$304,033	$273,207	$273,260
Sep 24	$308,504	$277,107	$276,993

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception March 31, 2022)	8.87%	8.77%
ICE BofA US Treasury Bill Index	5.53	4.20
ICE BofA 3 Month US Treasury Bill Index	5.46	4.18

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$118,369
  Number of Portfolio Holdings343
  Total Investment Advisory Fees (net of waivers and reimbursements)$332
  Portfolio Turnover Rate68.63%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	52.3%
Corporate Bonds	14.7%
Bank Loans	2.2%
Common Stocks	1.9%
Options Purchased	0.0%
Other assets less liabilitiesFootnote Reference(1)	28.8%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.4%
Dominican peso	2.7
Egyptian pound	6.6
Euro	6.4
Iceland krona	5.9
Indian rupee	2.5
Indonesian rupiah	3.5
Peruvian nuevo sol	6.5
Serbian dinar	4.4
U.S. dollar	53.3
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
0.5%
Consumer Discretionary
0.5%
Consumer Staples
1.4%
Energy
6.8%
Financials
6.7%
Industrials
1.5%
Materials
3.7%
Sovereign Government Securities
59.0%
Utilities
1.5%
Short-Term Investments
18.4%

Sector	Percentage of Total Investments
Short-Term Investments	18.4%
Utilities	1.5%
Sovereign Government Securities	59.0%
Materials	3.7%
Industrials	1.5%
Financials	6.7%
Energy	6.8%
Consumer Staples	1.4%
Consumer Discretionary	0.5%
Communication Services	0.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.1%
Commonwealth of the Bahamas	Bahamas	5.5
Republic of Serbia	Serbia	4.1
Republic of Iraq	Iraq	3.8
Republic of Iceland	Iceland	3.7
Republic of Indonesia	Indonesia	3.3
Banco Central de la Republica Dominicana	Dominican Republic	2.5
Benin Government Bond	Benin	2.1
Tunisian Republic	Tunisia	1.9
Aris Mining Corp.	Colombia	1.9
Total		34.9%

Artisan Global Unconstrained Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDPX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023.  Effective May 31, 2024 a contractual expense limit was put in place at 1.14% of average daily net assets. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHPX

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Unconstrained Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$167	1.60%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Unconstrained Fund returned 8.92%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 5.53% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Unconstrained Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Colombian corporate credit and equity, Serbian currency and rates, and Bahamian sovereign credit.

• Bottom contributors within the portfolio included exposures to South African currency and sovereign credit, Chinese currency, and Brazilian currency and sovereign credit.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,236,175
ICE BofA US Treasury Bill Index: $1,108,428
ICE BofA 3 Month US Treasury Bill Index: $1,107,973
$1,300,000
1,200,000
1,100,000
1,000,000
900,000
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Institutional Shares: $1,236,175	ICE BofA US Treasury Bill Index: $1,108,428	ICE BofA 3 Month US Treasury Bill Index: $1,107,973
Mar 22	$1,000,000	$1,000,000	$1,000,000
Jun 22	$990,956	$1,000,741	$1,001,048
Sep 22	$1,022,709	$1,004,930	$1,005,674
Dec 22	$1,069,421	$1,013,580	$1,014,158
Mar 23	$1,094,607	$1,024,897	$1,025,044
Jun 23	$1,124,345	$1,036,653	$1,037,022
Sep 23	$1,134,943	$1,050,340	$1,050,645
Dec 23	$1,152,416	$1,065,061	$1,065,017
Mar 24	$1,208,530	$1,078,626	$1,078,772
Jun 24	$1,218,181	$1,092,829	$1,093,039
Sep 24	$1,236,175	$1,108,428	$1,107,973

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception March 31, 2022)	8.92%	8.85%
ICE BofA US Treasury Bill Index	5.53	4.20
ICE BofA 3 Month US Treasury Bill Index	5.46	4.18

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$118,369
  Number of Portfolio Holdings343
  Total Investment Advisory Fees (net of waivers and reimbursements)$332
  Portfolio Turnover Rate68.63%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	52.3%
Corporate Bonds	14.7%
Bank Loans	2.2%
Common Stocks	1.9%
Options Purchased	0.0%
Other assets less liabilitiesFootnote Reference(1)	28.8%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.4%
Dominican peso	2.7
Egyptian pound	6.6
Euro	6.4
Iceland krona	5.9
Indian rupee	2.5
Indonesian rupiah	3.5
Peruvian nuevo sol	6.5
Serbian dinar	4.4
U.S. dollar	53.3
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investments	18.4%
Utilities	1.5%
Sovereign Government Securities	59.0%
Materials	3.7%
Industrials	1.5%
Financials	6.7%
Energy	6.8%
Consumer Staples	1.4%
Consumer Discretionary	0.5%
Communication Services	0.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.1%
Commonwealth of the Bahamas	Bahamas	5.5
Republic of Serbia	Serbia	4.1
Republic of Iraq	Iraq	3.8
Republic of Iceland	Iceland	3.7
Republic of Indonesia	Indonesia	3.3
Banco Central de la Republica Dominicana	Dominican Republic	2.5
Benin Government Bond	Benin	2.1
Tunisian Republic	Tunisia	1.9
Aris Mining Corp.	Colombia	1.9
Total		34.9%

Artisan Global Unconstrained Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHPX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024 a contractual expense limit was put in place at 1.09% of average daily net assets. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | APFPX

This annual shareholder report contains important information about Artisan Global Unconstrained Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Global Unconstrained Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$170	1.63%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Unconstrained Fund returned 8.87%. The Fund compares its performance to the ICE BofA US Treasury Bill Index, which returned 5.53% for the same period.

What factors affected the Fund's performance?

• Despite volatility and uncertainty in global markets, emerging markets debt (EMD) demonstrated resilience. EM hard currency, local currency and corporate bonds all delivered strong positive returns over the period. Credit spreads tightened, and sovereign yields declined on the back of stabilizing inflation and improving investment sentiment. Many emerging market currencies appreciated against a weakening US dollar. Hard currency debt was the top-performing sector within EMD, primarily driven by a significant decrease in US Treasury yields.

• The Federal Reserve delivered its long-awaited rate cut at its September 2024 meeting. This decision marked a significant alignment among developed market central banks, with the Federal Reserve, European Central Bank, Bank of England, Bank of Canada and Swiss National Bank all reducing rates in Q3, with some having also done so in Q2. Emerging markets central banks, while increasingly aligning their monetary policies with those of developed markets, continued to exhibit notable policy divergences. These differences in rates and policies provide distinct opportunities for investors.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Unconstrained Fund.

• Top contributors to the portfolio’s absolute performance included exposures to Colombian corporate credit and equity, Serbian currency and rates, and Bahamian sovereign credit.

• Bottom contributors within the portfolio included exposures to South African currency and sovereign credit, Chinese currency, and Brazilian currency and sovereign credit.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $12,319
ICE BofA US Treasury Bill Index: $11,084
ICE BofA 3 Month US Treasury Bill Index: $11,080
$13,000
12,000
11,000
10,000
9,000
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Investor Shares: $12,319	ICE BofA US Treasury Bill Index: $11,084	ICE BofA 3 Month US Treasury Bill Index: $11,080
Mar 22	$10,000	$10,000	$10,000
Jun 22	$9,897	$10,007	$10,010
Sep 22	$10,210	$10,049	$10,057
Dec 22	$10,673	$10,136	$10,142
Mar 23	$10,921	$10,249	$10,250
Jun 23	$11,214	$10,367	$10,370
Sep 23	$11,315	$10,503	$10,506
Dec 23	$11,483	$10,651	$10,650
Mar 24	$12,039	$10,786	$10,788
Jun 24	$12,143	$10,928	$10,930
Sep 24	$12,319	$11,084	$11,080

Average Annual Total Returns

	1 Year	Since Inception
Investor Shares - (Inception March 31, 2022)	8.87%	8.69%
ICE BofA US Treasury Bill Index	5.53	4.20
ICE BofA 3 Month US Treasury Bill Index	5.46	4.18

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$118,369
  Number of Portfolio Holdings343
  Total Investment Advisory Fees (net of waivers and reimbursements)$332
  Portfolio Turnover Rate68.63%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Sovereign Government Bonds	52.3%
Corporate Bonds	14.7%
Bank Loans	2.2%
Common Stocks	1.9%
Options Purchased	0.0%
Other assets less liabilitiesFootnote Reference(1)	28.8%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Albanian lek	2.4%
Dominican peso	2.7
Egyptian pound	6.6
Euro	6.4
Iceland krona	5.9
Indian rupee	2.5
Indonesian rupiah	3.5
Peruvian nuevo sol	6.5
Serbian dinar	4.4
U.S. dollar	53.3
Other	5.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investments	18.4%
Utilities	1.5%
Sovereign Government Securities	59.0%
Materials	3.7%
Industrials	1.5%
Financials	6.7%
Energy	6.8%
Consumer Staples	1.4%
Consumer Discretionary	0.5%
Communication Services	0.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.1%
Commonwealth of the Bahamas	Bahamas	5.5
Republic of Serbia	Serbia	4.1
Republic of Iraq	Iraq	3.8
Republic of Iceland	Iceland	3.7
Republic of Indonesia	Indonesia	3.3
Banco Central de la Republica Dominicana	Dominican Republic	2.5
Benin Government Bond	Benin	2.1
Tunisian Republic	Tunisia	1.9
Aris Mining Corp.	Colombia	1.9
Total		34.9%

Artisan Global Unconstrained Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | APFPX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024 a contractual expense limit was put in place at 1.24% of average daily net assets. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDGX

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$127	1.11%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Global Value Fund returned 29.43%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Value Fund.

• Top contributors within the portfolio included Meta, American Express, Progressive, The Bank of New York Mellon Corp and Koninklijke Philips.

• Bottom contributors within the portfolio included Reckitt Benckiser Group, Samsung Electronics, Henry Schein, Pluxee and DENTSPLY SIRONA.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $546,306
MSCI ACWI Index: $597,107
$600,000
500,000
400,000
300,000
200,000
Apr 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $546,306	MSCI ACWI Index: $597,107
Apr 15	$250,000	$250,000
Sep 15	$232,051	$227,258
Sep 16	$259,895	$254,432
Sep 17	$312,299	$301,878
Sep 18	$325,649	$331,385
Sep 19	$324,336	$335,956
Sep 20	$306,549	$371,041
Sep 21	$415,975	$472,838
Sep 22	$328,587	$375,152
Sep 23	$422,090	$453,192
Sep 24	$546,306	$597,107

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	29.43%	10.99%	8.58%
MSCI ACWI Index	31.76	12.19	9.60

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,509,784
  Number of Portfolio Holdings36
  Total Investment Advisory Fees (net of waivers and reimbursements)$22,638
  Portfolio Turnover Rate16.35%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	45.4%
Europe	41.1%
Emerging Markets	6.7%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.8%
Euro	20.9
Hong Kong dollar	2.9
Korean won	3.8
Swiss franc	9.1
U.S. dollar	49.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
8.5%
Consumer Discretionary
10.4%
Consumer Staples
9.8%
Energy
4.7%
Financials
31.7%
Health Care
14.4%
Industrials
4.8%
Information Technology
5.1%
Materials
4.6%
Short-Term Investment
6.0%

Sector	Percentage of Total Investments
Short-Term Investment	6.0%
Materials	4.6%
Information Technology	5.1%
Industrials	4.8%
Health Care	14.4%
Financials	31.7%
Energy	4.7%
Consumer Staples	9.8%
Consumer Discretionary	10.4%
Communication Services	8.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Danone SA	France	4.6%
Heidelberg Materials AG	Germany	4.6
American Express Co.	United States	4.4
Novartis AG	Switzerland	4.3
Koninklijke Philips NV	Netherlands	4.3
Elevance Health, Inc.	United States	4.2
Meta Platforms, Inc.	United States	4.2
Progressive Corp. (The)	United States	4.1
Compass Group plc	United Kingdom	3.9
Charles Schwab Corp. (The)	United States	3.9
Total		42.5%

Artisan Global Value Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDGX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHGX

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.01%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Global Value Fund returned 29.55%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Value Fund.

• Top contributors within the portfolio included Meta, American Express, Progressive, The Bank of New York Mellon Corp and Koninklijke Philips.

• Bottom contributors within the portfolio included Reckitt Benckiser Group, Samsung Electronics, Henry Schein, Pluxee and DENTSPLY SIRONA.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,277,199
MSCI ACWI Index: $2,452,576
$2,500,000
2,000,000
1,500,000
1,000,000
500,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,277,199	MSCI ACWI Index: $2,452,576
Sep 14	$1,000,000	$1,000,000
Sep 15	$958,396	$933,447
Sep 16	$1,075,089	$1,045,061
Sep 17	$1,292,530	$1,239,945
Sep 18	$1,349,348	$1,361,143
Sep 19	$1,345,314	$1,379,918
Sep 20	$1,273,024	$1,524,025
Sep 21	$1,728,825	$1,942,150
Sep 22	$1,367,076	$1,540,910
Sep 23	$1,757,720	$1,861,458
Sep 24	$2,277,199	$2,452,576

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	29.55%	11.10%	8.58%
MSCI ACWI Index	31.76	12.19	9.39

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,509,784
  Number of Portfolio Holdings36
  Total Investment Advisory Fees (net of waivers and reimbursements)$22,638
  Portfolio Turnover Rate16.35%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	45.4%
Europe	41.1%
Emerging Markets	6.7%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.8%
Euro	20.9
Hong Kong dollar	2.9
Korean won	3.8
Swiss franc	9.1
U.S. dollar	49.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	6.0%
Materials	4.6%
Information Technology	5.1%
Industrials	4.8%
Health Care	14.4%
Financials	31.7%
Energy	4.7%
Consumer Staples	9.8%
Consumer Discretionary	10.4%
Communication Services	8.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Danone SA	France	4.6%
Heidelberg Materials AG	Germany	4.6
American Express Co.	United States	4.4
Novartis AG	Switzerland	4.3
Koninklijke Philips NV	Netherlands	4.3
Elevance Health, Inc.	United States	4.2
Meta Platforms, Inc.	United States	4.2
Progressive Corp. (The)	United States	4.1
Compass Group plc	United Kingdom	3.9
Charles Schwab Corp. (The)	United States	3.9
Total		42.5%

Artisan Global Value Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHGX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTGX

This annual shareholder report contains important information about Artisan Global Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Global Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.26%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Global Value Fund returned 29.24%. The Fund compares its performance to the MSCI ACWI Index, which returned 31.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Global Value Fund.

• Top contributors within the portfolio included Meta, American Express, Progressive, The Bank of New York Mellon Corp and Koninklijke Philips.

• Bottom contributors within the portfolio included Reckitt Benckiser Group, Samsung Electronics, Henry Schein, Pluxee and DENTSPLY SIRONA.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $22,247
MSCI ACWI Index: $24,526
$25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $22,247	MSCI ACWI Index: $24,526
Sep 14	$10,000	$10,000
Sep 15	$9,568	$9,334
Sep 16	$10,703	$10,451
Sep 17	$12,839	$12,399
Sep 18	$13,372	$13,611
Sep 19	$13,305	$13,799
Sep 20	$12,556	$15,240
Sep 21	$17,008	$19,421
Sep 22	$13,419	$15,409
Sep 23	$17,214	$18,615
Sep 24	$22,247	$24,526

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	29.24%	10.83%	8.32%
MSCI ACWI Index	31.76	12.19	9.39

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$2,509,784
  Number of Portfolio Holdings36
  Total Investment Advisory Fees (net of waivers and reimbursements)$22,638
  Portfolio Turnover Rate16.35%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	45.4%
Europe	41.1%
Emerging Markets	6.7%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	13.8%
Euro	20.9
Hong Kong dollar	2.9
Korean won	3.8
Swiss franc	9.1
U.S. dollar	49.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	6.0%
Materials	4.6%
Information Technology	5.1%
Industrials	4.8%
Health Care	14.4%
Financials	31.7%
Energy	4.7%
Consumer Staples	9.8%
Consumer Discretionary	10.4%
Communication Services	8.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Danone SA	France	4.6%
Heidelberg Materials AG	Germany	4.6
American Express Co.	United States	4.4
Novartis AG	Switzerland	4.3
Koninklijke Philips NV	Netherlands	4.3
Elevance Health, Inc.	United States	4.2
Meta Platforms, Inc.	United States	4.2
Progressive Corp. (The)	United States	4.1
Compass Group plc	United Kingdom	3.9
Charles Schwab Corp. (The)	United States	3.9
Total		42.5%

Artisan Global Value Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTGX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDFX

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$85	0.79%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan High Income Fund returned 14.83%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, credit spreads for the ICE BofA US High Yield Bond index tightened over 100bps from September 2023 through September 2024. In addition, commensurate with widespread expectations of the Federal Reserve’s first rate reduction since 2020, interest rates declined across the Treasury curve, aiding the performance of fixed rate assets. All told, the high yield index returned 15.7% overall, split between price return (8.4%) and income return (7.3%).

• By credit quality, lower-rated credit outperformed as CCCs gained 23.0%, materially above BBs and Bs during the period. Leveraged loans returned 9.7%, attractive in absolute terms but underperforming high yield bonds on a relative basis. It’s worth noting that on a three-year basis, the Credit Suisse Leveraged Loan index outperformed the high yield bond index by over 3.2% annualized, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan High Income Fund.

• Top contributors within the portfolio included Carnival Corp, NFP Corp, TKC Holdings Inc, Charter Communications Inc and NCL Corp Ltd.

• Bottom contributors within the portfolio included Hearthside Food Solutions LLC, UTEX Industries Inc, Altice France, Matrix Parent Inc and Sunnova Energy Corp.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $468,129
ICE BofA US Broad Market Index: $300,858
ICE BofAML US High Yield Master II Index: $405,401
$500,000
400,000
300,000
200,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $468,129	ICE BofA US Broad Market Index: $300,858	ICE BofAML US High Yield Master II Index: $405,401
Sep 14	$250,000	$250,000	$250,000
Sep 15	$254,697	$257,618	$241,087
Sep 16	$284,271	$271,181	$271,982
Sep 17	$313,453	$271,218	$296,626
Sep 18	$328,589	$268,008	$305,341
Sep 19	$344,956	$296,329	$324,580
Sep 20	$363,196	$317,213	$332,055
Sep 21	$413,542	$313,790	$370,109
Sep 22	$368,531	$267,953	$318,083
Sep 23	$407,654	$269,652	$350,510
Sep 24	$468,129	$300,858	$405,401

Average Annual Total Returns

	1 Year	5 Year	10 Years
Advisor Shares	14.83%	6.30%	6.47%
ICE BofA US Broad Market Index	11.57	0.30	1.87
ICE BofAML US High Yield Master II Index	15.66	4.55	4.95

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$8,825,338
  Number of Portfolio Holdings242
  Total Investment Advisory Fees (net of waivers and reimbursements)$54,620
  Portfolio Turnover Rate32.01%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Corporate Bonds	74.3%
Bank Loans	17.2%
Common Stocks	0.2%
Preferred Stock	0.1%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	8.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
15.5%
Consumer Discretionary
23.9%
Consumer Staples
3.1%
Energy
2.0%
Financials
18.5%
Health Care
3.4%
Industrials
10.3%
Information Technology
7.8%
Materials
5.9%
Real Estate
2.1%
Short-Term Investment
7.6%

Sector	Percentage of Total Investments
Short-Term Investment	7.6%
Real Estate	2.1%
Materials	5.9%
Information Technology	7.8%
Industrials	10.3%
Health Care	3.4%
Financials	18.5%
Energy	2.0%
Consumer Staples	3.1%
Consumer Discretionary	23.9%
Communication Services	15.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.3%
Carnival Corp.	United States	3.5
VistaJet Malta Finance plc	Switzerland	3.2
Medline Borrower LP	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.9
Acrisure LLC	United States	2.7
CSC Holdings LLC	United States	1.9
NCL Corp. Ltd.	United States	1.9
TKC Holdings, Inc.	United States	1.9
Alliant Holdings Intermediate LLC	United States	1.8
Total		27.0%

Artisan High Income Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDFX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHFX

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	0.69%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan High Income Fund returned 14.95%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, credit spreads for the ICE BofA US High Yield Bond index tightened over 100bps from September 2023 through September 2024. In addition, commensurate with widespread expectations of the Federal Reserve’s first rate reduction since 2020, interest rates declined across the Treasury curve, aiding the performance of fixed rate assets. All told, the high yield index returned 15.7% overall, split between price return (8.4%) and income return (7.3%).

• By credit quality, lower-rated credit outperformed as CCCs gained 23.0%, materially above BBs and Bs during the period. Leveraged loans returned 9.7%, attractive in absolute terms but underperforming high yield bonds on a relative basis. It’s worth noting that on a three-year basis, the Credit Suisse Leveraged Loan index outperformed the high yield bond index by over 3.2% annualized, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan High Income Fund.

• Top contributors within the portfolio included Carnival Corp, NFP Corp, TKC Holdings Inc, Charter Communications Inc and NCL Corp Ltd.

• Bottom contributors within the portfolio included Hearthside Food Solutions LLC, UTEX Industries Inc, Altice France, Matrix Parent Inc and Sunnova Energy Corp.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,654,090
ICE BofA US Broad Market Index: $1,109,950
ICE BofAML US High Yield Master II Index: $1,488,889
$1,800,000
1,600,000
1,400,000
1,200,000
1,000,000
800,000
Oct 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $1,654,090	ICE BofA US Broad Market Index: $1,109,950	ICE BofAML US High Yield Master II Index: $1,488,889
Oct 16	$1,000,000	$1,000,000	$1,000,000
Sep 17	$1,099,359	$1,000,597	$1,089,400
Sep 18	$1,154,513	$988,757	$1,121,405
Sep 19	$1,213,110	$1,093,239	$1,192,065
Sep 20	$1,278,582	$1,170,288	$1,219,517
Sep 21	$1,457,183	$1,157,657	$1,359,273
Sep 22	$1,299,727	$988,553	$1,168,204
Sep 23	$1,439,010	$994,822	$1,287,297
Sep 24	$1,654,090	$1,109,950	$1,488,889

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares - (Inception October 3, 2016)	14.95%	6.40%	6.50%
ICE BofA US Broad Market Index	11.57	0.30	1.31
ICE BofAML US High Yield Master II Index	15.66	4.55	5.11

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$8,825,338
  Number of Portfolio Holdings242
  Total Investment Advisory Fees (net of waivers and reimbursements)$54,620
  Portfolio Turnover Rate32.01%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Corporate Bonds	74.3%
Bank Loans	17.2%
Common Stocks	0.2%
Preferred Stock	0.1%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	8.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	7.6%
Real Estate	2.1%
Materials	5.9%
Information Technology	7.8%
Industrials	10.3%
Health Care	3.4%
Financials	18.5%
Energy	2.0%
Consumer Staples	3.1%
Consumer Discretionary	23.9%
Communication Services	15.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.3%
Carnival Corp.	United States	3.5
VistaJet Malta Finance plc	Switzerland	3.2
Medline Borrower LP	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.9
Acrisure LLC	United States	2.7
CSC Holdings LLC	United States	1.9
NCL Corp. Ltd.	United States	1.9
TKC Holdings, Inc.	United States	1.9
Alliant Holdings Intermediate LLC	United States	1.8
Total		27.0%

Artisan High Income Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHFX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTFX

This annual shareholder report contains important information about Artisan High Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan High Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$101	0.95%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan High Income Fund returned 14.64%. The Fund compares its performance to the ICE BofA US Broad Market Index, which returned 11.57% for the same period.

What factors affected the Fund's performance?

• Credit markets performed well, driven by a combination of coupon income, price gains and spread tightening. Amid continued strength in the US economy, credit spreads for the ICE BofA US High Yield Bond index tightened over 100bps from September 2023 through September 2024. In addition, commensurate with widespread expectations of the Federal Reserve’s first rate reduction since 2020, interest rates declined across the Treasury curve, aiding the performance of fixed rate assets. All told, the high yield index returned 15.7% overall, split between price return (8.4%) and income return (7.3%).

• By credit quality, lower-rated credit outperformed as CCCs gained 23.0%, materially above BBs and Bs during the period. Leveraged loans returned 9.7%, attractive in absolute terms but underperforming high yield bonds on a relative basis. It’s worth noting that on a three-year basis, the Credit Suisse Leveraged Loan index outperformed the high yield bond index by over 3.2% annualized, driven by attractive coupon income and a lack of interest rate sensitivity.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan High Income Fund.

• Top contributors within the portfolio included Carnival Corp, NFP Corp, TKC Holdings Inc, Charter Communications Inc and NCL Corp Ltd.

• Bottom contributors within the portfolio included Hearthside Food Solutions LLC, UTEX Industries Inc, Altice France, Matrix Parent Inc and Sunnova Energy Corp.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $18,444
ICE BofA US Broad Market Index: $12,034
ICE BofAML US High Yield Master II Index: $16,216
$20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $18,444	ICE BofA US Broad Market Index: $12,034	ICE BofAML US High Yield Master II Index: $16,216
Sep 14	$10,000	$10,000	$10,000
Sep 15	$10,173	$10,305	$9,643
Sep 16	$11,333	$10,847	$10,879
Sep 17	$12,474	$10,849	$11,865
Sep 18	$13,054	$10,720	$12,214
Sep 19	$13,683	$11,853	$12,983
Sep 20	$14,385	$12,689	$13,282
Sep 21	$16,369	$12,552	$14,804
Sep 22	$14,568	$10,718	$12,723
Sep 23	$16,089	$10,786	$14,020
Sep 24	$18,444	$12,034	$16,216

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	14.64%	6.15%	6.31%
ICE BofA US Broad Market Index	11.57	0.30	1.87
ICE BofAML US High Yield Master II Index	15.66	4.55	4.95

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$8,825,338
  Number of Portfolio Holdings242
  Total Investment Advisory Fees (net of waivers and reimbursements)$54,620
  Portfolio Turnover Rate32.01%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Corporate Bonds	74.3%
Bank Loans	17.2%
Common Stocks	0.2%
Preferred Stock	0.1%
Warrant	0.0%
Other assets less liabilitiesFootnote Reference(1)	8.2%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	0.1%
U.S. dollar	99.9
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	7.6%
Real Estate	2.1%
Materials	5.9%
Information Technology	7.8%
Industrials	10.3%
Health Care	3.4%
Financials	18.5%
Energy	2.0%
Consumer Staples	3.1%
Consumer Discretionary	23.9%
Communication Services	15.5%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	4.3%
Carnival Corp.	United States	3.5
VistaJet Malta Finance plc	Switzerland	3.2
Medline Borrower LP	United States	2.9
Ardonagh Group Finance Ltd.	United Kingdom	2.9
Acrisure LLC	United States	2.7
CSC Holdings LLC	United States	1.9
NCL Corp. Ltd.	United States	1.9
TKC Holdings, Inc.	United States	1.9
Alliant Holdings Intermediate LLC	United States	1.8
Total		27.0%

Artisan High Income Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTFX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDIX

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Fund returned 26.07%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Fund.

• Top contributors within the portfolio included UCB, Amazon, Novo Nordisk, UBS and Linde.

• Bottom contributors within the portfolio included Melrose Industries, Schlumberger, Wal-Mart de Mexico, Cemex and Samsung Electronics.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $393,428
MSCI EAFE Index: $429,986
MSCI ACWI ex US Index: $416,598
$450,000
400,000
350,000
300,000
250,000
200,000
Apr 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $393,428	MSCI EAFE Index: $429,986	MSCI ACWI ex US Index: $416,598
Apr 15	$250,000	$250,000	$250,000
Sep 15	$216,000	$225,479	$220,040
Sep 16	$228,050	$240,173	$240,407
Sep 17	$263,530	$286,056	$287,550
Sep 18	$275,605	$293,886	$292,618
Sep 19	$293,405	$289,950	$289,022
Sep 20	$313,094	$291,384	$297,698
Sep 21	$361,529	$366,359	$368,894
Sep 22	$255,822	$274,289	$276,057
Sep 23	$312,082	$344,635	$332,340
Sep 24	$393,428	$429,986	$416,598

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	26.07%	6.04%	4.89%
MSCI EAFE Index	24.77	8.20	5.88
MSCI ACWI ex US Index	25.35	7.59	5.52

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$5,286,927
  Number of Portfolio Holdings61
  Total Investment Advisory Fees (net of waivers and reimbursements)$48,089
  Portfolio Turnover Rate83.27%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Europe 70.2%
Pacific Basin 6.2%
Americas 13.8%
Emerging Markets 4.3%

Region	Percentage of Total Net Assets
Europe	70.2%
Americas	13.8%
Emerging Markets	4.3%
Pacific Basin	6.2%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.4%
Canadian dollar	2.8
Danish krone	6.8
Euro	33.0
Japanese yen	6.3
Korean won	3.0
Mexican peso	0.8
Russian ruble	0.0
Swiss franc	10.4
U.S. dollar	19.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
3.8%
Consumer Discretionary
5.0%
Consumer Staples
5.1%
Financials
24.4%
Health Care
15.5%
Industrials
24.9%
Information Technology
2.1%
Materials
11.9%
Real Estate
0.1%
Utilities
4.0%
Short-Term Investment
3.2%

Sector	Percentage of Total Investments
Short-Term Investment	3.2%
Utilities	4.0%
Real Estate	0.1%
Materials	11.9%
Information Technology	2.1%
Industrials	24.9%
Health Care	15.5%
Financials	24.4%
Consumer Staples	5.1%
Consumer Discretionary	5.0%
Communication Services	3.8%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.6%
Air Liquide SA	France	4.7
Linde plc	United States	4.4
Amazon.com, Inc.	United States	4.2
Argenx SE	Netherlands	4.0
UCB SA	Belgium	4.0
Deutsche Telekom AG	Germany	3.7
Melrose Industries plc	United Kingdom	3.5
BAE Systems plc	United Kingdom	3.4
Novo Nordisk A/S	Denmark	3.4
Total		40.9%

Artisan International Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDIX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHIX

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$109	0.96%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Fund returned 26.19%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Fund.

• Top contributors within the portfolio included UCB, Amazon, Novo Nordisk, UBS and Linde.

• Bottom contributors within the portfolio included Melrose Industries, Schlumberger, Wal-Mart de Mexico, Cemex and Samsung Electronics.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,663,307
MSCI EAFE Index: $1,741,869
MSCI ACWI ex US Index: $1,663,023
$1,800,000
1,600,000
1,400,000
1,200,000
1,000,000
800,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $1,663,307	MSCI EAFE Index: $1,741,869	MSCI ACWI ex US Index: $1,663,023
Sep 14	$1,000,000	$1,000,000	$1,000,000
Sep 15	$906,643	$913,414	$878,379
Sep 16	$957,779	$972,940	$959,684
Sep 17	$1,107,742	$1,158,812	$1,147,876
Sep 18	$1,159,441	$1,190,529	$1,168,107
Sep 19	$1,235,067	$1,174,585	$1,153,752
Sep 20	$1,319,046	$1,180,394	$1,188,384
Sep 21	$1,524,326	$1,484,115	$1,472,594
Sep 22	$1,080,063	$1,111,141	$1,101,997
Sep 23	$1,318,099	$1,396,112	$1,326,670
Sep 24	$1,663,307	$1,741,869	$1,663,023

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	26.19%	6.13%	5.22%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$5,286,927
  Number of Portfolio Holdings61
  Total Investment Advisory Fees (net of waivers and reimbursements)$48,089
  Portfolio Turnover Rate83.27%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	70.2%
Americas	13.8%
Emerging Markets	4.3%
Pacific Basin	6.2%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.4%
Canadian dollar	2.8
Danish krone	6.8
Euro	33.0
Japanese yen	6.3
Korean won	3.0
Mexican peso	0.8
Russian ruble	0.0
Swiss franc	10.4
U.S. dollar	19.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.2%
Utilities	4.0%
Real Estate	0.1%
Materials	11.9%
Information Technology	2.1%
Industrials	24.9%
Health Care	15.5%
Financials	24.4%
Consumer Staples	5.1%
Consumer Discretionary	5.0%
Communication Services	3.8%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.6%
Air Liquide SA	France	4.7
Linde plc	United States	4.4
Amazon.com, Inc.	United States	4.2
Argenx SE	Netherlands	4.0
UCB SA	Belgium	4.0
Deutsche Telekom AG	Germany	3.7
Melrose Industries plc	United Kingdom	3.5
BAE Systems plc	United Kingdom	3.4
Novo Nordisk A/S	Denmark	3.4
Total		40.9%

Artisan International Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHIX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTIX

This annual shareholder report contains important information about Artisan International Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$135	1.19%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan International Fund returned 25.92%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Fund.

• Top contributors within the portfolio included UCB, Amazon, Novo Nordisk, UBS and Linde.

• Bottom contributors within the portfolio included Melrose Industries, Schlumberger, Wal-Mart de Mexico, Cemex and Samsung Electronics.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $16,259
MSCI EAFE Index: $17,419
MSCI ACWI ex US Index: $16,630
$18,000
16,000
14,000
12,000
10,000
8,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $16,259	MSCI EAFE Index: $17,419	MSCI ACWI ex US Index: $16,630
Sep 14	$10,000	$10,000	$10,000
Sep 15	$9,045	$9,134	$8,784
Sep 16	$9,533	$9,729	$9,597
Sep 17	$11,000	$11,588	$11,479
Sep 18	$11,489	$11,905	$11,681
Sep 19	$12,213	$11,746	$11,538
Sep 20	$13,010	$11,804	$11,884
Sep 21	$15,002	$14,841	$14,726
Sep 22	$10,603	$11,111	$11,020
Sep 23	$12,913	$13,961	$13,267
Sep 24	$16,259	$17,419	$16,630

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	25.92%	5.89%	4.98%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$5,286,927
  Number of Portfolio Holdings61
  Total Investment Advisory Fees (net of waivers and reimbursements)$48,089
  Portfolio Turnover Rate83.27%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	70.2%
Americas	13.8%
Emerging Markets	4.3%
Pacific Basin	6.2%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	17.4%
Canadian dollar	2.8
Danish krone	6.8
Euro	33.0
Japanese yen	6.3
Korean won	3.0
Mexican peso	0.8
Russian ruble	0.0
Swiss franc	10.4
U.S. dollar	19.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.2%
Utilities	4.0%
Real Estate	0.1%
Materials	11.9%
Information Technology	2.1%
Industrials	24.9%
Health Care	15.5%
Financials	24.4%
Consumer Staples	5.1%
Consumer Discretionary	5.0%
Communication Services	3.8%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.6%
Air Liquide SA	France	4.7
Linde plc	United States	4.4
Amazon.com, Inc.	United States	4.2
Argenx SE	Netherlands	4.0
UCB SA	Belgium	4.0
Deutsche Telekom AG	Germany	3.7
Melrose Industries plc	United Kingdom	3.5
BAE Systems plc	United Kingdom	3.4
Novo Nordisk A/S	Denmark	3.4
Total		40.9%

Artisan International Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTIX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | ARDBX

This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan International Explorer Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$156	1.40%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Explorer Fund returned 22.75%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 25.06% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects one-year period ended September 30, 2024 for Artisan International Explorer Fund.

• Top contributors within the portfolio included Glenveagh Properties, Despegar, M&C Saatchi, AlzChem and ALK-Abello.

• Bottom contributors within the portfolio included Medmix, Impro Precision, Pluxee, NexTone and Alten.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $321,646
MSCI ACWI ex USA IMI Index: $325,991
MSCI ACWI ex USA Small Cap Net Index: $314,037
$350,000
300,000
250,000
200,000
May 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Advisor Shares: $321,646	MSCI ACWI ex USA IMI Index: $325,991	MSCI ACWI ex USA Small Cap Net Index: $314,037
May 22	$250,000	$250,000	$250,000
Jun 22	$246,250	$240,135	$233,650
Sep 22	$217,250	$216,869	$214,099
Dec 22	$243,272	$247,547	$242,588
Mar 23	$278,812	$263,791	$253,980
Jun 23	$277,060	$270,080	$259,184
Sep 23	$262,043	$260,659	$254,790
Dec 23	$293,288	$286,217	$280,573
Mar 24	$306,062	$298,118	$286,490
Jun 24	$313,471	$301,341	$288,375
Sep 24	$321,646	$325,991	$314,037

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception May 16, 2022)	22.75%	11.19%
MSCI ACWI ex USA IMI Index	25.06	11.82
MSCI ACWI ex USA Small Cap Net Index	23.25	10.08

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$159,149
  Number of Portfolio Holdings35
  Total Investment Advisory Fees (net of waivers and reimbursements)$1,203
  Portfolio Turnover Rate15.52%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	48.8%
Americas	7.7%
Emerging Markets	15.6%
Pacific Basin	14.7%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	2.9%
British pound	23.6
Canadian dollar	2.4
Euro	24.6
Hong Kong dollar	2.5
Indian rupee	2.1
Indonesian rupiah	2.0
Japanese yen	11.8
Korean won	1.7
U.S. dollar	22.6
Other	3.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
9.7%
Consumer Discretionary
23.2%
Financials
7.2%
Health Care
2.3%
Industrials
15.6%
Information Technology
19.1%
Materials
7.5%
Real Estate
2.4%
Short-Term Investment
13.0%

Sector	Percentage of Total Investments
Short-Term Investment	13.0%
Real Estate	2.4%
Materials	7.5%
Information Technology	19.1%
Industrials	15.6%
Health Care	2.3%
Financials	7.2%
Consumer Discretionary	23.2%
Communication Services	9.7%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	9.8%
M&C Saatchi plc	United Kingdom	9.7
Despegar.com Corp.	Argentina	7.2
Zuken, Inc.	Japan	5.1
Alten SA	France	4.5
Sato Holdings Corp.	Japan	3.5
Kansai Paint Co. Ltd.	Japan	3.2
Steadfast Group Ltd.	Australia	2.9
Kingfisher plc	United Kingdom	2.9
Signify NV	United States	2.9
Total		51.7%

Artisan International Explorer Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | ARDBX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1. 2023. Effective April 15, 2024, shareholders of Artisan International Explorer Fund approved a change in the sub-classification of the Fund from "diversified" to "non-diversified" and the elimination of a related fundamental investment restriction. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | ARHBX

This annual shareholder report contains important information about Artisan International Explorer Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan International Explorer Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$148	1.33%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Explorer Fund returned 22.70%. The Fund compares its performance to the MSCI ACWI ex USA IMI Index, which returned 25.06% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects one-year period ended September 30, 2024 for Artisan International Explorer Fund.

• Top contributors within the portfolio included Glenveagh Properties, Despegar, M&C Saatchi, AlzChem and ALK-Abello.

• Bottom contributors within the portfolio included Medmix, Impro Precision, Pluxee, NexTone and Alten.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,288,052
MSCI ACWI ex USA IMI Index: $1,303,965
MSCI ACWI ex USA Small Cap Net Index: $1,256,146
$1,400,000
1,200,000
1,000,000
800,000
May 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Institutional Shares: $1,288,052	MSCI ACWI ex USA IMI Index: $1,303,965	MSCI ACWI ex USA Small Cap Net Index: $1,256,146
May 22	$1,000,000	$1,000,000	$1,000,000
Jun 22	$985,000	$960,539	$934,600
Sep 22	$869,000	$867,476	$856,398
Dec 22	$973,593	$990,187	$970,350
Mar 23	$1,115,826	$1,055,163	$1,015,921
Jun 23	$1,108,814	$1,080,318	$1,036,734
Sep 23	$1,049,718	$1,042,637	$1,019,158
Dec 23	$1,174,491	$1,144,870	$1,122,292
Mar 24	$1,225,645	$1,192,472	$1,145,958
Jun 24	$1,255,314	$1,205,363	$1,153,501
Sep 24	$1,288,052	$1,303,965	$1,256,146

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception May 16, 2022)	22.70%	11.25%
MSCI ACWI ex USA IMI Index	25.06	11.82
MSCI ACWI ex USA Small Cap Net Index	23.25	10.08

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$159,149
  Number of Portfolio Holdings35
  Total Investment Advisory Fees (net of waivers and reimbursements)$1,203
  Portfolio Turnover Rate15.52%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	48.8%
Americas	7.7%
Emerging Markets	15.6%
Pacific Basin	14.7%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Australian dollar	2.9%
British pound	23.6
Canadian dollar	2.4
Euro	24.6
Hong Kong dollar	2.5
Indian rupee	2.1
Indonesian rupiah	2.0
Japanese yen	11.8
Korean won	1.7
U.S. dollar	22.6
Other	3.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	13.0%
Real Estate	2.4%
Materials	7.5%
Information Technology	19.1%
Industrials	15.6%
Health Care	2.3%
Financials	7.2%
Consumer Discretionary	23.2%
Communication Services	9.7%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Glenveagh Properties plc	Ireland	9.8%
M&C Saatchi plc	United Kingdom	9.7
Despegar.com Corp.	Argentina	7.2
Zuken, Inc.	Japan	5.1
Alten SA	France	4.5
Sato Holdings Corp.	Japan	3.5
Kansai Paint Co. Ltd.	Japan	3.2
Steadfast Group Ltd.	Australia	2.9
Kingfisher plc	United Kingdom	2.9
Signify NV	United States	2.9
Total		51.7%

Artisan International Explorer Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | ARHBX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1. 2023. Effective April 15, 2024, shareholders of Artisan International Explorer Fund approved a change in the sub-classification of the Fund from "diversified" to "non-diversified" and the elimination of a related fundamental investment restriction. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDJX

This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Small-Mid Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$126	1.15%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Small-Mid Fund returned 19.85%. The Fund compares its performance to the MSCI ACWI ex US Index, which returned 25.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Small-Mid Fund.

• Top contributors within the portfolio included Ambu, CyberArk Software, Avidity Biosciences, Swedish Orphan Biovitrum and RxSight.

• Bottom contributors within the portfolio included Wolfspeed, AIXTRON, WNS, CAE and Rohm.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $408,021
MSCI ACWI ex US Index: $380,741
MSCI ACWI ex US SMID Net Index: $372,667
MSCI EAFE Small Cap Growth Index: $349,301[1]
MSCI ACWI ex USA Small Cap Net Index: $386,178
$450,000
400,000
350,000
300,000
250,000
200,000
Dec 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $408,021	MSCI ACWI ex US Index: $380,741	MSCI ACWI ex US SMID Net Index: $372,667	MSCI EAFE Small Cap Growth IndexFootnote Reference1: $349,301	MSCI ACWI ex USA Small Cap Net Index: $386,178
Dec 18	$250,000	$250,000	$250,000	$250,000	$250,000
Sep 19	$285,894	$264,146	$262,514	$265,356	$260,285
Sep 20	$365,092	$272,075	$275,318	$316,262	$278,420
Sep 21	$449,792	$337,143	$355,004	$394,402	$370,474
Sep 22	$303,752	$252,297	$252,577	$249,858	$263,283
Sep 23	$340,444	$303,735	$302,955	$283,456	$313,321
Sep 24	$408,021	$380,741	$372,667	$349,301	$386,178
Footnote	Description
Footnote[1]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception December 5, 2018)	19.85%	7.37%	8.78%
MSCI ACWI ex US Index	25.35	7.59	7.49
MSCI ACWI ex US SMID Net Index	23.01	7.26	7.10
MSCI EAFE Small Cap Growth IndexFootnote Reference1	23.23	5.65	5.91
MSCI ACWI ex USA Small Cap Net Index	23.25	8.21	7.75
Footnote	Description
Footnote[1]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,747,481
  Number of Portfolio Holdings136
  Total Investment Advisory Fees (net of waivers and reimbursements)$44,931
  Portfolio Turnover Rate33.05%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	43.4%
Americas	22.6%
Emerging Markets	6.3%
Middle East	5.9%
Pacific Basin	16.9%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.5%
British pound	18.5
Canadian dollar	5.1
Danish krone	6.3
Euro	11.0
Israel new shekel	0.9
Japanese yen	17.1
Swedish krona	4.2
Swiss franc	4.1
U.S. dollar	29.6
Other	1.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
0.1%
Consumer Discretionary
5.2%
Consumer Staples
7.7%
Energy
1.2%
Financials
6.5%
Health Care
23.5%
Industrials
29.6%
Information Technology
19.8%
Materials
2.1%
Real Estate
0.9%
Short-Term Investment
3.4%

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Real Estate	0.9%
Materials	2.1%
Information Technology	19.8%
Industrials	29.6%
Health Care	23.5%
Financials	6.5%
Energy	1.2%
Consumer Staples	7.7%
Consumer Discretionary	5.2%
Communication Services	0.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	3.1%
ConvaTec Group plc	United Kingdom	2.7
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.1
Ambu A/S	Denmark	2.1
Alcon, Inc.	United States	2.0
Rotork plc	United Kingdom	1.6
Azbil Corp.	Japan	1.6
WNS Holdings Ltd.	India	1.5
CyberArk Software Ltd.	United States	1.5
Total		20.4%

Artisan International Small-Mid Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDJX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHJX

This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Small-Mid Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.07%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Small-Mid Fund returned 19.88%. The Fund compares its performance to the MSCI ACWI ex US Index, which returned 25.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Small-Mid Fund.

• Top contributors within the portfolio included Ambu, CyberArk Software, Avidity Biosciences, Swedish Orphan Biovitrum and RxSight.

• Bottom contributors within the portfolio included Wolfspeed, AIXTRON, WNS, CAE and Rohm.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,796,992
MSCI ACWI ex US Index: $1,851,923
MSCI ACWI ex US SMID Net Index: $1,750,670
MSCI EAFE Small Cap Growth Index: $1,683,243[1]
MSCI ACWI ex USA Small Cap Net Index: $1,817,480
$2,000,000
1,800,000
1,600,000
1,400,000
1,200,000
1,000,000
Apr 16
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $1,796,992	MSCI ACWI ex US Index: $1,851,923	MSCI ACWI ex US SMID Net Index: $1,750,670	MSCI EAFE Small Cap Growth IndexFootnote Reference1: $1,683,243	MSCI ACWI ex USA Small Cap Net Index: $1,817,480
Apr 16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 16	$1,028,394	$1,068,693	$1,064,343	$1,058,314	$1,069,170
Sep 17	$1,165,250	$1,278,261	$1,263,358	$1,276,771	$1,274,360
Sep 18	$1,269,469	$1,300,790	$1,291,917	$1,356,854	$1,298,103
Sep 19	$1,254,542	$1,284,805	$1,233,208	$1,278,724	$1,224,988
Sep 20	$1,603,872	$1,323,370	$1,293,355	$1,524,033	$1,310,337
Sep 21	$1,977,588	$1,639,863	$1,667,693	$1,900,580	$1,743,573
Sep 22	$1,337,192	$1,227,171	$1,186,526	$1,204,037	$1,239,096
Sep 23	$1,498,948	$1,477,365	$1,423,185	$1,365,946	$1,474,589
Sep 24	$1,796,992	$1,851,923	$1,750,670	$1,683,243	$1,817,480
Footnote	Description
Footnote[1]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Institutional Shares - (Inception April 12, 2016)	19.88%	7.45%	7.17%
MSCI ACWI ex US Index	25.35	7.59	7.55
MSCI ACWI ex US SMID Net Index	23.01	7.26	6.84
MSCI EAFE Small Cap Growth IndexFootnote Reference1	23.23	5.65	6.34
MSCI ACWI ex USA Small Cap Net Index	23.25	8.21	7.31
Footnote	Description
Footnote[1]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,747,481
  Number of Portfolio Holdings136
  Total Investment Advisory Fees (net of waivers and reimbursements)$44,931
  Portfolio Turnover Rate33.05%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	43.4%
Americas	22.6%
Emerging Markets	6.3%
Middle East	5.9%
Pacific Basin	16.9%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.5%
British pound	18.5
Canadian dollar	5.1
Danish krone	6.3
Euro	11.0
Israel new shekel	0.9
Japanese yen	17.1
Swedish krona	4.2
Swiss franc	4.1
U.S. dollar	29.6
Other	1.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Real Estate	0.9%
Materials	2.1%
Information Technology	19.8%
Industrials	29.6%
Health Care	23.5%
Financials	6.5%
Energy	1.2%
Consumer Staples	7.7%
Consumer Discretionary	5.2%
Communication Services	0.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	3.1%
ConvaTec Group plc	United Kingdom	2.7
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.1
Ambu A/S	Denmark	2.1
Alcon, Inc.	United States	2.0
Rotork plc	United Kingdom	1.6
Azbil Corp.	Japan	1.6
WNS Holdings Ltd.	India	1.5
CyberArk Software Ltd.	United States	1.5
Total		20.4%

Artisan International Small-Mid Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHJX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTJX

This annual shareholder report contains important information about Artisan International Small-Mid Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Small-Mid Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.32%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan International Small-Mid Fund returned 19.55%. The Fund compares its performance to the MSCI ACWI ex US Index, which returned 25.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Small-Mid Fund.

• Top contributors within the portfolio included Ambu, CyberArk Software, Avidity Biosciences, Swedish Orphan Biovitrum and RxSight.

• Bottom contributors within the portfolio included Wolfspeed, AIXTRON, WNS, CAE and Rohm.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $17,942
MSCI ACWI ex US Index: $16,630
MSCI ACWI ex US SMID Net Index: $17,188
MSCI EAFE Small Cap Growth Index: $18,611[1]
MSCI ACWI ex USA Small Cap Net Index: $18,037
$25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $17,942	MSCI ACWI ex US Index: $16,630	MSCI ACWI ex US SMID Net Index: $17,188	MSCI EAFE Small Cap Growth IndexFootnote Reference1: $18,611	MSCI ACWI ex USA Small Cap Net Index: $18,037
Sep 14	$10,000	$10,000	$10,000	$10,000	$10,000
Sep 15	$10,202	$8,784	$9,310	$10,329	$9,358
Sep 16	$10,457	$9,597	$10,450	$11,701	$10,611
Sep 17	$11,825	$11,479	$12,404	$14,117	$12,647
Sep 18	$12,855	$11,681	$12,684	$15,002	$12,883
Sep 19	$12,677	$11,538	$12,107	$14,138	$12,157
Sep 20	$16,167	$11,884	$12,698	$16,851	$13,004
Sep 21	$19,884	$14,726	$16,373	$21,014	$17,304
Sep 22	$13,415	$11,020	$11,649	$13,313	$12,297
Sep 23	$15,008	$13,267	$13,973	$15,103	$14,634
Sep 24	$17,942	$16,630	$17,188	$18,611	$18,037
Footnote	Description
Footnote[1]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	19.55%	7.19%	6.02%
MSCI ACWI ex US Index	25.35	7.59	5.22
MSCI ACWI ex US SMID Net Index	23.01	7.26	5.57
MSCI EAFE Small Cap Growth IndexFootnote Reference1	23.23	5.65	6.41
MSCI ACWI ex USA Small Cap Net Index	23.25	8.21	6.08
Footnote	Description
Footnote[1]	Effective 28 June 2024, the Fund's tertiary benchmark was changed from MSCI ACWI ex USA Small Cap Index to MSCI EAFE Small Cap Growth Index, which will provide an appropriate comparison in light of the Fund's investment strategy.

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,747,481
  Number of Portfolio Holdings136
  Total Investment Advisory Fees (net of waivers and reimbursements)$44,931
  Portfolio Turnover Rate33.05%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	43.4%
Americas	22.6%
Emerging Markets	6.3%
Middle East	5.9%
Pacific Basin	16.9%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	1.5%
British pound	18.5
Canadian dollar	5.1
Danish krone	6.3
Euro	11.0
Israel new shekel	0.9
Japanese yen	17.1
Swedish krona	4.2
Swiss franc	4.1
U.S. dollar	29.6
Other	1.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Real Estate	0.9%
Materials	2.1%
Information Technology	19.8%
Industrials	29.6%
Health Care	23.5%
Financials	6.5%
Energy	1.2%
Consumer Staples	7.7%
Consumer Discretionary	5.2%
Communication Services	0.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	3.1%
ConvaTec Group plc	United Kingdom	2.7
Swedish Orphan Biovitrum AB	Sweden	2.2
JET2 plc	United Kingdom	2.1
Ambu A/S	Denmark	2.1
Alcon, Inc.	United States	2.0
Rotork plc	United Kingdom	1.6
Azbil Corp.	Japan	1.6
WNS Holdings Ltd.	India	1.5
CyberArk Software Ltd.	United States	1.5
Total		20.4%

Artisan International Small-Mid Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTJX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDKX

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	1.04%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan International Value Fund returned 26.68%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Value Fund.

• Top contributors within the portfolio included ABB, Koninklijke Philips, Arch Capital, HCL Technologies and Garmin.

• Bottom contributors within the portfolio included Bayer, Pluxee, NAVER, CNH Industrial and Sensata Technologies Holding.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $541,420
MSCI EAFE Index: $429,986
MSCI ACWI ex US Index: $416,598
$600,000
500,000
400,000
300,000
200,000
Apr 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $541,420	MSCI EAFE Index: $429,986	MSCI ACWI ex US Index: $416,598
Apr 15	$250,000	$250,000	$250,000
Sep 15	$229,741	$225,479	$220,040
Sep 16	$250,798	$240,173	$240,407
Sep 17	$301,979	$286,056	$287,550
Sep 18	$296,322	$293,886	$292,618
Sep 19	$297,874	$289,950	$289,022
Sep 20	$290,255	$291,384	$297,698
Sep 21	$395,636	$366,359	$368,894
Sep 22	$323,370	$274,289	$276,057
Sep 23	$427,387	$344,635	$332,340
Sep 24	$541,420	$429,986	$416,598

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	26.68%	12.69%	8.48%
MSCI EAFE Index	24.77	8.20	5.88
MSCI ACWI ex US Index	25.35	7.59	5.52

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$36,216,940
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$300,850
  Portfolio Turnover Rate14.78%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	53.0%
Americas	17.3%
Emerging Markets	15.0%
Pacific Basin	1.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	15.7%
Canadian dollar	3.6
Euro	20.6
Hong Kong dollar	3.6
Indian rupee	3.5
Japanese yen	1.8
Korean won	5.8
Mexican peso	0.5
Swiss franc	17.1
U.S. dollar	27.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
3.2%
Consumer Discretionary
12.9%
Consumer Staples
15.8%
Energy
1.9%
Financials
14.2%
Health Care
8.7%
Industrials
16.0%
Information Technology
10.8%
Materials
3.7%
Miscellaneous
0.5%
Short-Term Investment
12.3%

Sector	Percentage of Total Investments
Short-Term Investment	12.3%
Miscellaneous	0.5%
Materials	3.7%
Information Technology	10.8%
Industrials	16.0%
Health Care	8.7%
Financials	14.2%
Energy	1.9%
Consumer Staples	15.8%
Consumer Discretionary	12.9%
Communication Services	3.2%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	5.1%
Unilever plc	United Kingdom	4.6
Danone SA	France	4.5
ABB Ltd.	Switzerland	4.3
Koninklijke Philips NV	Netherlands	4.1
Novartis AG	Switzerland	3.9
HCL Technologies Ltd.	India	3.5
Samsung Electronics Co. Ltd.	South Korea	3.3
UBS Group AG	Switzerland	3.2
Alibaba Group Holding Ltd.	China	3.0
Total		39.5%

Artisan International Value Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDKX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHKX

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.95%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan International Value Fund returned 26.81%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Value Fund.

• Top contributors within the portfolio included ABB, Koninklijke Philips, Arch Capital, HCL Technologies and Garmin.

• Bottom contributors within the portfolio included Bayer, Pluxee, NAVER, CNH Industrial and Sensata Technologies Holding.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,269,939
MSCI EAFE Index: $1,741,869
MSCI ACWI ex US Index: $1,663,023
$2,500,000
2,000,000
1,500,000
1,000,000
500,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,269,939	MSCI EAFE Index: $1,741,869	MSCI ACWI ex US Index: $1,663,023
Sep 14	$1,000,000	$1,000,000	$1,000,000
Sep 15	$955,580	$913,414	$878,379
Sep 16	$1,044,143	$972,940	$959,684
Sep 17	$1,258,001	$1,158,812	$1,147,876
Sep 18	$1,235,453	$1,190,529	$1,168,107
Sep 19	$1,243,285	$1,174,585	$1,153,752
Sep 20	$1,212,510	$1,180,394	$1,188,384
Sep 21	$1,654,507	$1,484,115	$1,472,594
Sep 22	$1,353,371	$1,111,141	$1,101,997
Sep 23	$1,790,082	$1,396,112	$1,326,670
Sep 24	$2,269,939	$1,741,869	$1,663,023

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	26.81%	12.79%	8.54%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$36,216,940
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$300,850
  Portfolio Turnover Rate14.78%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	53.0%
Americas	17.3%
Emerging Markets	15.0%
Pacific Basin	1.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	15.7%
Canadian dollar	3.6
Euro	20.6
Hong Kong dollar	3.6
Indian rupee	3.5
Japanese yen	1.8
Korean won	5.8
Mexican peso	0.5
Swiss franc	17.1
U.S. dollar	27.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	12.3%
Miscellaneous	0.5%
Materials	3.7%
Information Technology	10.8%
Industrials	16.0%
Health Care	8.7%
Financials	14.2%
Energy	1.9%
Consumer Staples	15.8%
Consumer Discretionary	12.9%
Communication Services	3.2%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	5.1%
Unilever plc	United Kingdom	4.6
Danone SA	France	4.5
ABB Ltd.	Switzerland	4.3
Koninklijke Philips NV	Netherlands	4.1
Novartis AG	Switzerland	3.9
HCL Technologies Ltd.	India	3.5
Samsung Electronics Co. Ltd.	South Korea	3.3
UBS Group AG	Switzerland	3.2
Alibaba Group Holding Ltd.	China	3.0
Total		39.5%

Artisan International Value Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHKX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTKX

This annual shareholder report contains important information about Artisan International Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan International Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$134	1.19%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan International Value Fund returned 26.51%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.77% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, global equities rose meaningfully. US and emerging markets led while Europe trailed, although all three markets increased by double digits during the period.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan International Value Fund.

• Top contributors within the portfolio included ABB, Koninklijke Philips, Arch Capital, HCL Technologies and Garmin.

• Bottom contributors within the portfolio included Bayer, Pluxee, NAVER, CNH Industrial and Sensata Technologies Holding.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $22,178
MSCI EAFE Index: $17,419
MSCI ACWI ex US Index: $16,630
$25,000
20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $22,178	MSCI EAFE Index: $17,419	MSCI ACWI ex US Index: $16,630
Sep 14	$10,000	$10,000	$10,000
Sep 15	$9,533	$9,134	$8,784
Sep 16	$10,393	$9,729	$9,597
Sep 17	$12,492	$11,588	$11,479
Sep 18	$12,244	$11,905	$11,681
Sep 19	$12,290	$11,746	$11,538
Sep 20	$11,958	$11,804	$11,884
Sep 21	$16,279	$14,841	$14,726
Sep 22	$13,284	$11,111	$11,020
Sep 23	$17,531	$13,961	$13,267
Sep 24	$22,178	$17,419	$16,630

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	26.51%	12.53%	8.29%
MSCI EAFE Index	24.77	8.20	5.71
MSCI ACWI ex US Index	25.35	7.59	5.22

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$36,216,940
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$300,850
  Portfolio Turnover Rate14.78%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Europe	53.0%
Americas	17.3%
Emerging Markets	15.0%
Pacific Basin	1.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	15.7%
Canadian dollar	3.6
Euro	20.6
Hong Kong dollar	3.6
Indian rupee	3.5
Japanese yen	1.8
Korean won	5.8
Mexican peso	0.5
Swiss franc	17.1
U.S. dollar	27.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	12.3%
Miscellaneous	0.5%
Materials	3.7%
Information Technology	10.8%
Industrials	16.0%
Health Care	8.7%
Financials	14.2%
Energy	1.9%
Consumer Staples	15.8%
Consumer Discretionary	12.9%
Communication Services	3.2%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Arch Capital Group Ltd.	United States	5.1%
Unilever plc	United Kingdom	4.6
Danone SA	France	4.5
ABB Ltd.	Switzerland	4.3
Koninklijke Philips NV	Netherlands	4.1
Novartis AG	Switzerland	3.9
HCL Technologies Ltd.	India	3.5
Samsung Electronics Co. Ltd.	South Korea	3.3
UBS Group AG	Switzerland	3.2
Alibaba Group Holding Ltd.	China	3.0
Total		39.5%

Artisan International Value Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTKX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDMX

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$114	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Mid Cap Fund returned 16.14%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Fund.

• Top contributors within the portfolio included Chipotle Mexican Grill, Spotify, Monolithic Power, Arista and Ascendis Pharma.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, West Pharmaceutical Services, Celsius Holdings and Veeva Systems.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $581,058
Russell 3000® Index: $782,983
Russell Midcap® Index: $601,440
Russell Midcap® Growth Index: $656,932
$800,000
600,000
400,000
200,000
Apr 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $581,058	Russell 3000® Index: $782,983	Russell Midcap® Index: $601,440	Russell Midcap® Growth Index: $656,932
Apr 15	$250,000	$250,000	$250,000	$250,000
Sep 15	$237,095	$233,045	$227,286	$228,486
Sep 16	$256,523	$267,918	$259,673	$254,171
Sep 17	$288,240	$318,036	$299,462	$299,464
Sep 18	$349,526	$373,947	$341,328	$362,655
Sep 19	$368,264	$384,857	$352,201	$381,526
Sep 20	$537,038	$442,591	$368,234	$470,160
Sep 21	$698,244	$583,668	$508,560	$613,328
Sep 22	$443,664	$480,783	$409,930	$432,406
Sep 23	$500,288	$579,157	$465,049	$507,932
Sep 24	$581,058	$782,983	$601,440	$656,932

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	16.14%	9.55%	9.29%
Russell 3000® Index	35.19	15.26	12.77
Russell Midcap® Index	29.33	11.30	9.68
Russell Midcap® Growth Index	29.33	11.48	10.71

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,304,796
  Number of Portfolio Holdings70
  Total Investment Advisory Fees (net of waivers and reimbursements)$42,796
  Portfolio Turnover Rate44.94%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	88.1%
Europe	9.5%
Emerging Markets	0.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	1.3%
U.S. dollar	98.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
7.8%
Consumer Discretionary
9.7%
Consumer Staples
0.2%
Financials
4.9%
Health Care
23.1%
Industrials
18.0%
Information Technology
32.7%
Real Estate
2.3%
Short-Term Investment
1.3%

Sector	Percentage of Total Investments
Short-Term Investment	1.3%
Real Estate	2.3%
Information Technology	32.7%
Industrials	18.0%
Health Care	23.1%
Financials	4.9%
Consumer Staples	0.2%
Consumer Discretionary	9.7%
Communication Services	7.8%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.7%
Tyler Technologies, Inc.	United States	3.8
Ascendis Pharma A/S	Denmark	3.6
Spotify Technology SA	United States	3.6
West Pharmaceutical Services, Inc.	United States	3.3
Lattice Semiconductor Corp.	United States	2.5
Ingersoll Rand, Inc.	United States	2.2
Synopsys, Inc.	United States	2.2
Datadog, Inc.	United States	2.0
Tradeweb Markets, Inc.	United States	2.0
Total		29.9%

Artisan Mid Cap Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDMX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHMX

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$104	0.96%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Mid Cap Fund returned 16.27%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Fund.

• Top contributors within the portfolio included Chipotle Mexican Grill, Spotify, Monolithic Power, Arista and Ascendis Pharma.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, West Pharmaceutical Services, Celsius Holdings and Veeva Systems.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,556,047
Russell 3000® Index: $3,343,175
Russell Midcap® Index: $2,639,634
Russell Midcap® Growth Index: $2,916,788
$3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,556,047	Russell 3000® Index: $3,343,175	Russell Midcap® Index: $2,639,634	Russell Midcap® Growth Index: $2,916,788
Sep 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 15	$1,034,547	$995,053	$997,523	$1,014,483
Sep 16	$1,120,755	$1,143,953	$1,139,665	$1,128,525
Sep 17	$1,260,265	$1,357,949	$1,314,297	$1,329,627
Sep 18	$1,529,532	$1,596,674	$1,498,039	$1,610,195
Sep 19	$1,612,311	$1,643,259	$1,545,758	$1,693,984
Sep 20	$2,353,631	$1,889,770	$1,616,127	$2,087,518
Sep 21	$3,063,178	$2,492,141	$2,231,997	$2,723,186
Sep 22	$1,947,969	$2,052,842	$1,799,123	$1,919,889
Sep 23	$2,198,385	$2,472,879	$2,041,033	$2,255,228
Sep 24	$2,556,047	$3,343,175	$2,639,634	$2,916,788

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	16.27%	9.65%	9.84%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Growth Index	29.33	11.48	11.30

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,304,796
  Number of Portfolio Holdings70
  Total Investment Advisory Fees (net of waivers and reimbursements)$42,796
  Portfolio Turnover Rate44.94%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	88.1%
Europe	9.5%
Emerging Markets	0.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	1.3%
U.S. dollar	98.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	1.3%
Real Estate	2.3%
Information Technology	32.7%
Industrials	18.0%
Health Care	23.1%
Financials	4.9%
Consumer Staples	0.2%
Consumer Discretionary	9.7%
Communication Services	7.8%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.7%
Tyler Technologies, Inc.	United States	3.8
Ascendis Pharma A/S	Denmark	3.6
Spotify Technology SA	United States	3.6
West Pharmaceutical Services, Inc.	United States	3.3
Lattice Semiconductor Corp.	United States	2.5
Ingersoll Rand, Inc.	United States	2.2
Synopsys, Inc.	United States	2.2
Datadog, Inc.	United States	2.0
Tradeweb Markets, Inc.	United States	2.0
Total		29.9%

Artisan Mid Cap Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHMX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTMX

This annual shareholder report contains important information about Artisan Mid Cap Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.19%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Mid Cap Fund returned 15.96%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Fund.

• Top contributors within the portfolio included Chipotle Mexican Grill, Spotify, Monolithic Power, Arista and Ascendis Pharma.

• Bottom contributors within the portfolio included Lattice Semiconductor, ON Semiconductor, West Pharmaceutical Services, Celsius Holdings and Veeva Systems.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $24,963
Russell 3000® Index: $33,432
Russell Midcap® Index: $26,396
Russell Midcap® Growth Index: $29,168
$40,000
30,000
20,000
10,000
0
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $24,963	Russell 3000® Index: $33,432	Russell Midcap® Index: $26,396	Russell Midcap® Growth Index: $29,168
Sep 14	$10,000	$10,000	$10,000	$10,000
Sep 15	$10,320	$9,951	$9,975	$10,145
Sep 16	$11,154	$11,440	$11,397	$11,285
Sep 17	$12,513	$13,579	$13,143	$13,296
Sep 18	$15,156	$15,967	$14,980	$16,102
Sep 19	$15,930	$16,433	$15,458	$16,940
Sep 20	$23,204	$18,898	$16,161	$20,875
Sep 21	$30,128	$24,921	$22,320	$27,232
Sep 22	$19,115	$20,528	$17,991	$19,199
Sep 23	$21,526	$24,729	$20,410	$22,552
Sep 24	$24,963	$33,432	$26,396	$29,168

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	15.96%	9.40%	9.58%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Growth Index	29.33	11.48	11.30

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$4,304,796
  Number of Portfolio Holdings70
  Total Investment Advisory Fees (net of waivers and reimbursements)$42,796
  Portfolio Turnover Rate44.94%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	88.1%
Europe	9.5%
Emerging Markets	0.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	1.3%
U.S. dollar	98.7
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	1.3%
Real Estate	2.3%
Information Technology	32.7%
Industrials	18.0%
Health Care	23.1%
Financials	4.9%
Consumer Staples	0.2%
Consumer Discretionary	9.7%
Communication Services	7.8%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Argenx SE	Netherlands	4.7%
Tyler Technologies, Inc.	United States	3.8
Ascendis Pharma A/S	Denmark	3.6
Spotify Technology SA	United States	3.6
West Pharmaceutical Services, Inc.	United States	3.3
Lattice Semiconductor Corp.	United States	2.5
Ingersoll Rand, Inc.	United States	2.2
Synopsys, Inc.	United States	2.2
Datadog, Inc.	United States	2.0
Tradeweb Markets, Inc.	United States	2.0
Total		29.9%

Artisan Mid Cap Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTMX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDQX

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$123	1.11%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Mid Cap Value Fund returned 20.80%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio included Lamar Advertising, First Citizens BancShares, Fifth Third Bancorp, Analog Devices and Expedia.

• Bottom contributors within the portfolio included Cable One, NOV, DENTSPLY SIRONA, Warner Bros Discovery and CAE.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $487,464
Russell 3000® Index: $782,983
Russell Midcap® Index: $601,440
Russell Midcap® Value Index: $542,908
$800,000
600,000
400,000
200,000
Apr 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $487,464	Russell 3000® Index: $782,983	Russell Midcap® Index: $601,440	Russell Midcap® Value Index: $542,908
Apr 15	$250,000	$250,000	$250,000	$250,000
Sep 15	$221,238	$233,045	$227,286	$225,972
Sep 16	$252,690	$267,918	$259,673	$264,982
Sep 17	$291,175	$318,036	$299,462	$300,402
Sep 18	$316,459	$373,947	$341,328	$326,862
Sep 19	$309,103	$384,857	$352,201	$332,098
Sep 20	$282,031	$442,591	$368,234	$307,855
Sep 21	$409,279	$583,668	$508,560	$438,381
Sep 22	$346,705	$480,783	$409,930	$378,945
Sep 23	$403,529	$579,157	$465,049	$420,812
Sep 24	$487,464	$782,983	$601,440	$542,908

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	20.80%	9.54%	7.28%
Russell 3000® Index	35.19	15.26	12.77
Russell Midcap® Index	29.33	11.30	9.68
Russell Midcap® Value Index	29.01	10.33	8.51

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,174,499
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$10,873
  Portfolio Turnover Rate23.41%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Common Stocks 96.4%
Other assets less liabilities[(1)] 3.6%

Type	Percentage of Total Net Assets
Common Stocks	96.4%
Other assets less liabilitiesFootnote Reference(1)	3.6%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
11.0%
Consumer Discretionary
15.7%
Consumer Staples
6.9%
Energy
2.0%
Financials
18.4%
Health Care
10.8%
Industrials
11.8%
Information Technology
8.6%
Real Estate
7.5%
Utilities
4.6%
Short-Term Investment
2.7%

Sector	Percentage of Total Investments
Short-Term Investment	2.7%
Utilities	4.6%
Real Estate	7.5%
Information Technology	8.6%
Industrials	11.8%
Health Care	10.8%
Financials	18.4%
Energy	2.0%
Consumer Staples	6.9%
Consumer Discretionary	15.7%
Communication Services	11.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
First Citizens BancShares, Inc.	United States	4.0%
Analog Devices, Inc.	United States	3.5
U-Haul Holding Co.	United States	3.4
Lamar Advertising Co.	United States	3.2
Expedia Group, Inc.	United States	3.1
Arch Capital Group Ltd.	United States	2.7
Vontier Corp.	United States	2.6
Globe Life, Inc.	United States	2.5
Waters Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Total		29.9%

Artisan Mid Cap Value Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDQX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024, the monthly management fee paid to the Adviser was changed to the below:     Average Daily Net Assets              Annual Rate Up to $500 million                              0.920% $500 million to $750 million                0.895% $750 million to $1 billion                     0.870% Over $1 billion                                   0.845%   For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHQX

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$111	1.01%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Mid Cap Value Fund returned 20.90%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio included Lamar Advertising, First Citizens BancShares, Fifth Third Bancorp, Analog Devices and Expedia.

• Bottom contributors within the portfolio included Cable One, NOV, DENTSPLY SIRONA, Warner Bros Discovery and CAE.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,036,476
Russell 3000® Index: $3,343,175
Russell Midcap® Index: $2,639,634
Russell Midcap® Value Index: $2,352,826
$3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,036,476	Russell 3000® Index: $3,343,175	Russell Midcap® Index: $2,639,634	Russell Midcap® Value Index: $2,352,826
Sep 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 15	$917,538	$995,053	$997,523	$979,306
Sep 16	$1,048,672	$1,143,953	$1,139,665	$1,148,363
Sep 17	$1,209,894	$1,357,949	$1,314,297	$1,301,865
Sep 18	$1,315,720	$1,596,674	$1,498,039	$1,416,538
Sep 19	$1,286,528	$1,643,259	$1,545,758	$1,439,228
Sep 20	$1,173,872	$1,889,770	$1,616,127	$1,334,164
Sep 21	$1,704,754	$2,492,141	$2,231,997	$1,899,833
Sep 22	$1,445,505	$2,052,842	$1,799,123	$1,642,253
Sep 23	$1,684,438	$2,472,879	$2,041,033	$1,823,693
Sep 24	$2,036,476	$3,343,175	$2,639,634	$2,352,826

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	20.90%	9.62%	7.37%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Value Index	29.01	10.33	8.93

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,174,499
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$10,873
  Portfolio Turnover Rate23.41%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	96.4%
Other assets less liabilitiesFootnote Reference(1)	3.6%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.7%
Utilities	4.6%
Real Estate	7.5%
Information Technology	8.6%
Industrials	11.8%
Health Care	10.8%
Financials	18.4%
Energy	2.0%
Consumer Staples	6.9%
Consumer Discretionary	15.7%
Communication Services	11.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
First Citizens BancShares, Inc.	United States	4.0%
Analog Devices, Inc.	United States	3.5
U-Haul Holding Co.	United States	3.4
Lamar Advertising Co.	United States	3.2
Expedia Group, Inc.	United States	3.1
Arch Capital Group Ltd.	United States	2.7
Vontier Corp.	United States	2.6
Globe Life, Inc.	United States	2.5
Waters Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Total		29.9%

Artisan Mid Cap Value Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHQX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024, the monthly management fee paid to the Adviser was changed to the below:     Average Daily Net Assets              Annual Rate Up to $500 million                              0.920% $500 million to $750 million                0.895% $750 million to $1 billion                     0.870% Over $1 billion                                   0.845%   For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTQX

This annual shareholder report contains important information about Artisan Mid Cap Value Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Mid Cap Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$136	1.23%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Mid Cap Value Fund returned 20.67%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Mid Cap Value Fund.

• Top contributors within the portfolio included Lamar Advertising, First Citizens BancShares, Fifth Third Bancorp, Analog Devices and Expedia.

• Bottom contributors within the portfolio included Cable One, NOV, DENTSPLY SIRONA, Warner Bros Discovery and CAE.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $19,923
Russell 3000® Index: $33,432
Russell Midcap® Index: $26,396
Russell Midcap® Value Index: $23,528
$40,000
30,000
20,000
10,000
0
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $19,923	Russell 3000® Index: $33,432	Russell Midcap® Index: $26,396	Russell Midcap® Value Index: $23,528
Sep 14	$10,000	$10,000	$10,000	$10,000
Sep 15	$9,155	$9,951	$9,975	$9,793
Sep 16	$10,446	$11,440	$11,397	$11,484
Sep 17	$12,021	$13,579	$13,143	$13,019
Sep 18	$13,049	$15,967	$14,980	$14,165
Sep 19	$12,724	$16,433	$15,458	$14,392
Sep 20	$11,587	$18,898	$16,161	$13,342
Sep 21	$16,794	$24,921	$22,320	$18,998
Sep 22	$14,210	$20,528	$17,991	$16,423
Sep 23	$16,510	$24,729	$20,410	$18,237
Sep 24	$19,923	$33,432	$26,396	$23,528

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	20.67%	9.38%	7.14%
Russell 3000® Index	35.19	15.26	12.83
Russell Midcap® Index	29.33	11.30	10.19
Russell Midcap® Value Index	29.01	10.33	8.93

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,174,499
  Number of Portfolio Holdings52
  Total Investment Advisory Fees (net of waivers and reimbursements)$10,873
  Portfolio Turnover Rate23.41%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	96.4%
Other assets less liabilitiesFootnote Reference(1)	3.6%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.7%
Utilities	4.6%
Real Estate	7.5%
Information Technology	8.6%
Industrials	11.8%
Health Care	10.8%
Financials	18.4%
Energy	2.0%
Consumer Staples	6.9%
Consumer Discretionary	15.7%
Communication Services	11.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
First Citizens BancShares, Inc.	United States	4.0%
Analog Devices, Inc.	United States	3.5
U-Haul Holding Co.	United States	3.4
Lamar Advertising Co.	United States	3.2
Expedia Group, Inc.	United States	3.1
Arch Capital Group Ltd.	United States	2.7
Vontier Corp.	United States	2.6
Globe Life, Inc.	United States	2.5
Waters Corp.	United States	2.5
OGE Energy Corp.	United States	2.4
Total		29.9%

Artisan Mid Cap Value Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTQX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective May 31, 2024, the monthly management fee paid to the Adviser was changed to the below:     Average Daily Net Assets              Annual Rate Up to $500 million                              0.920% $500 million to $750 million                0.895% $750 million to $1 billion                     0.870% Over $1 billion                                   0.845%   For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDNX

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$134	1.15%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Select Equity Fund returned 32.47%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Select Equity Fund.

• Top contributors within the portfolio included American Express, Meta, Progressive, The Bank of New York Mellon Corp and Aramark.

• Bottom contributors within the portfolio included Henry Schein, DENTSPLY SIRONA, Samsung Electronics, Snap-on and Southwest Airlines.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $428,208
S&P 500® Index: $524,312
$600,000
500,000
400,000
300,000
200,000
Feb 20
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $428,208	S&P 500® Index: $524,312
Feb 20	$250,000	$250,000
Sep 20	$254,500	$287,722
Sep 21	$337,250	$374,054
Sep 22	$258,807	$316,180
Sep 23	$323,254	$384,530
Sep 24	$428,208	$524,312

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception February 28, 2020)	32.47%	12.44%
S&P 500® Index	36.35	17.51

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$52,113
  Number of Portfolio Holdings23
  Total Investment Advisory Fees (net of waivers and reimbursements)$208
  Portfolio Turnover Rate19.09%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	73.3%
Europe	10.1%
Emerging Markets	8.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	10.1%
Korean won	4.1
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
10.1%
Consumer Discretionary
11.8%
Consumer Staples
4.9%
Financials
34.7%
Health Care
10.2%
Industrials
4.1%
Information Technology
6.5%
Materials
9.6%
Short-Term Investment
8.1%

Sector	Percentage of Total Investments
Short-Term Investment	8.1%
Materials	9.6%
Information Technology	6.5%
Industrials	4.1%
Health Care	10.2%
Financials	34.7%
Consumer Staples	4.9%
Consumer Discretionary	11.8%
Communication Services	10.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	5.5%
Aramark	United States	5.4
American Express Co.	United States	5.3
Meta Platforms, Inc.	United States	5.2
Elevance Health, Inc.	United States	5.2
Heidelberg Materials AG	Germany	5.2
Progressive Corp. (The)	United States	5.2
Charles Schwab Corp. (The)	United States	5.0
Henry Schein, Inc.	United States	5.0
Danone SA	France	4.9
Total		51.9%

Artisan Select Equity Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDNX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHNX

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$128	1.10%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Select Equity Fund returned 32.54%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Select Equity Fund.

• Top contributors within the portfolio included American Express, Meta, Progressive, The Bank of New York Mellon Corp and Aramark.

• Bottom contributors within the portfolio included Henry Schein, DENTSPLY SIRONA, Samsung Electronics, Snap-on and Southwest Airlines.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,717,662
S&P 500® Index: $2,097,248
$2,500,000
2,000,000
1,500,000
1,000,000
Feb 20
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $1,717,662	S&P 500® Index: $2,097,248
Feb 20	$1,000,000	$1,000,000
Sep 20	$1,018,000	$1,150,889
Sep 21	$1,350,957	$1,496,215
Sep 22	$1,035,770	$1,264,720
Sep 23	$1,295,974	$1,538,118
Sep 24	$1,717,662	$2,097,248

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception February 28, 2020)	32.54%	12.51%
S&P 500® Index	36.35	17.51

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$52,113
  Number of Portfolio Holdings23
  Total Investment Advisory Fees (net of waivers and reimbursements)$208
  Portfolio Turnover Rate19.09%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	73.3%
Europe	10.1%
Emerging Markets	8.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	10.1%
Korean won	4.1
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	8.1%
Materials	9.6%
Information Technology	6.5%
Industrials	4.1%
Health Care	10.2%
Financials	34.7%
Consumer Staples	4.9%
Consumer Discretionary	11.8%
Communication Services	10.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	5.5%
Aramark	United States	5.4
American Express Co.	United States	5.3
Meta Platforms, Inc.	United States	5.2
Elevance Health, Inc.	United States	5.2
Heidelberg Materials AG	Germany	5.2
Progressive Corp. (The)	United States	5.2
Charles Schwab Corp. (The)	United States	5.0
Henry Schein, Inc.	United States	5.0
Danone SA	France	4.9
Total		51.9%

Artisan Select Equity Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHNX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTNX

This annual shareholder report contains important information about Artisan Select Equity Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Select Equity Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$145	1.25%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Select Equity Fund returned 32.32%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Select Equity Fund.

• Top contributors within the portfolio included American Express, Meta, Progressive, The Bank of New York Mellon Corp and Aramark.

• Bottom contributors within the portfolio included Henry Schein, DENTSPLY SIRONA, Samsung Electronics, Snap-on and Southwest Airlines.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $17,061
S&P 500® Index: $20,972
$25,000
20,000
15,000
10,000
Feb 20
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $17,061	S&P 500® Index: $20,972
Feb 20	$10,000	$10,000
Sep 20	$10,170	$11,509
Sep 21	$13,480	$14,962
Sep 22	$10,322	$12,647
Sep 23	$12,894	$15,381
Sep 24	$17,061	$20,972

Average Annual Total Returns

	1 Year	Since Inception
Investor Shares - (Inception February 28, 2020)	32.32%	12.35%
S&P 500® Index	36.35	17.51

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$52,113
  Number of Portfolio Holdings23
  Total Investment Advisory Fees (net of waivers and reimbursements)$208
  Portfolio Turnover Rate19.09%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	73.3%
Europe	10.1%
Emerging Markets	8.3%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Euro	10.1%
Korean won	4.1
U.S. dollar	85.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	8.1%
Materials	9.6%
Information Technology	6.5%
Industrials	4.1%
Health Care	10.2%
Financials	34.7%
Consumer Staples	4.9%
Consumer Discretionary	11.8%
Communication Services	10.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	5.5%
Aramark	United States	5.4
American Express Co.	United States	5.3
Meta Platforms, Inc.	United States	5.2
Elevance Health, Inc.	United States	5.2
Heidelberg Materials AG	Germany	5.2
Progressive Corp. (The)	United States	5.2
Charles Schwab Corp. (The)	United States	5.0
Henry Schein, Inc.	United States	5.0
Danone SA	France	4.9
Total		51.9%

Artisan Select Equity Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTNX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDSX

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$122	1.08%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Small Cap Fund returned 24.61%. The Fund compares its performance to the Russell 2000® Index, which returned 26.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Small Cap Fund.

• Top contributors within the portfolio included Guidewire, Wingstop, Halozyme Therapeutics, Monolithic Power and SPX Technologies.

• Bottom contributors within the portfolio included Lattice Semiconductor, Workiva, Stevanato Group, Allegro MicroSystems and Sprout Social.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $566,526
Russell 2000® Index: $454,445
Russell 2000® Growth Index: $479,747
$700,000
600,000
500,000
400,000
300,000
200,000
Feb 17
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $566,526	Russell 2000® Index: $454,445	Russell 2000® Growth Index: $479,747
Feb 17	$250,000	$250,000	$250,000
Sep 17	$287,633	$276,375	$287,387
Sep 18	$387,980	$318,490	$347,924
Sep 19	$396,373	$290,179	$314,406
Sep 20	$553,584	$291,311	$363,813
Sep 21	$689,932	$430,201	$484,836
Sep 22	$426,653	$329,113	$342,915
Sep 23	$454,623	$358,503	$375,807
Sep 24	$566,526	$454,445	$479,747

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception February 1, 2017)	24.61%	7.40%	11.27%
Russell 2000® Index	26.76	9.39	8.11
Russell 2000® Growth Index	27.66	8.82	8.88

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,392,759
  Number of Portfolio Holdings58
  Total Investment Advisory Fees (net of waivers and reimbursements)$15,096
  Portfolio Turnover Rate46.72%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Common Stocks 97.1%

Other assets less liabilities[(1)] 2.9%

Type	Percentage of Total Net Assets
Common Stocks	97.1%
Other assets less liabilitiesFootnote Reference(1)	2.9%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Consumer Discretionary
11.4%
Consumer Staples
1.7%
Financials
3.4%
Health Care
34.1%
Industrials
13.4%
Information Technology
32.8%
Real Estate
1.0%
Short-Term Investment
2.2%

Sector	Percentage of Total Investments
Short-Term Investment	2.2%
Real Estate	1.0%
Information Technology	32.8%
Industrials	13.4%
Health Care	34.1%
Financials	3.4%
Consumer Staples	1.7%
Consumer Discretionary	11.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	5.4%
Guidewire Software, Inc.	United States	5.3
Ascendis Pharma A/S	Denmark	4.5
Lattice Semiconductor Corp.	United States	3.9
SPX Technologies, Inc.	United States	3.7
Argenx SE	Netherlands	3.7
SharkNinja, Inc.	United States	3.5
Veracyte, Inc.	United States	3.0
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Novanta, Inc.	United States	2.8
Total		38.7%

Artisan Small Cap Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDSX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHSX

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$113	1.00%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Small Cap Fund returned 24.75%. The Fund compares its performance to the Russell 2000® Index, which returned 26.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Small Cap Fund.

• Top contributors within the portfolio included Guidewire, Wingstop, Halozyme Therapeutics, Monolithic Power and SPX Technologies.

• Bottom contributors within the portfolio included Lattice Semiconductor, Workiva, Stevanato Group, Allegro MicroSystems and Sprout Social.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,785,930
Russell 2000® Index: $2,321,014
Russell 2000® Growth Index: $2,356,004
$3,500,000
3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,785,930	Russell 2000® Index: $2,321,014	Russell 2000® Growth Index: $2,356,004
Sep 14	$1,000,000	$1,000,000	$1,000,000
Sep 15	$1,069,646	$1,012,460	$1,040,439
Sep 16	$1,235,580	$1,169,065	$1,166,577
Sep 17	$1,406,219	$1,411,547	$1,411,338
Sep 18	$1,897,596	$1,626,641	$1,708,633
Sep 19	$1,940,356	$1,482,046	$1,544,025
Sep 20	$2,712,993	$1,487,830	$1,786,658
Sep 21	$3,384,816	$2,197,188	$2,380,994
Sep 22	$2,094,387	$1,680,898	$1,684,032
Sep 23	$2,233,137	$1,831,002	$1,845,561
Sep 24	$2,785,930	$2,321,014	$2,356,004

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	24.75%	7.50%	10.79%
Russell 2000® Index	26.76	9.39	8.78
Russell 2000® Growth Index	27.66	8.82	8.95

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,392,759
  Number of Portfolio Holdings58
  Total Investment Advisory Fees (net of waivers and reimbursements)$15,096
  Portfolio Turnover Rate46.72%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	97.1%
Other assets less liabilitiesFootnote Reference(1)	2.9%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.2%
Real Estate	1.0%
Information Technology	32.8%
Industrials	13.4%
Health Care	34.1%
Financials	3.4%
Consumer Staples	1.7%
Consumer Discretionary	11.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	5.4%
Guidewire Software, Inc.	United States	5.3
Ascendis Pharma A/S	Denmark	4.5
Lattice Semiconductor Corp.	United States	3.9
SPX Technologies, Inc.	United States	3.7
Argenx SE	Netherlands	3.7
SharkNinja, Inc.	United States	3.5
Veracyte, Inc.	United States	3.0
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Novanta, Inc.	United States	2.8
Total		38.7%

Artisan Small Cap Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHSX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTSX

This annual shareholder report contains important information about Artisan Small Cap Fund for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.This report describes changes to the Fund that occurred during the reporting period.

Artisan Small Cap Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.23%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Small Cap Fund returned 24.46%. The Fund compares its performance to the Russell 2000® Index, which returned 26.76% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Small Cap Fund.

• Top contributors within the portfolio included Guidewire, Wingstop, Halozyme Therapeutics, Monolithic Power and SPX Technologies.

• Bottom contributors within the portfolio included Lattice Semiconductor, Workiva, Stevanato Group, Allegro MicroSystems and Sprout Social.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $27,247
Russell 2000® Index: $23,210
Russell 2000® Growth Index: $23,560
$35,000
30,000
25,000
20,000
15,000
10,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $27,247	Russell 2000® Index: $23,210	Russell 2000® Growth Index: $23,560
Sep 14	$10,000	$10,000	$10,000
Sep 15	$10,669	$10,125	$10,404
Sep 16	$12,298	$11,691	$11,666
Sep 17	$13,966	$14,115	$14,113
Sep 18	$18,813	$16,266	$17,086
Sep 19	$19,193	$14,820	$15,440
Sep 20	$26,776	$14,878	$17,867
Sep 21	$33,323	$21,972	$23,810
Sep 22	$20,579	$16,809	$16,840
Sep 23	$21,893	$18,310	$18,456
Sep 24	$27,247	$23,210	$23,560

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	24.46%	7.26%	10.54%
Russell 2000® Index	26.76	9.39	8.78
Russell 2000® Growth Index	27.66	8.82	8.95

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$1,392,759
  Number of Portfolio Holdings58
  Total Investment Advisory Fees (net of waivers and reimbursements)$15,096
  Portfolio Turnover Rate46.72%

Graphical Representation of Holdings

PORTFOLIO COMPOSITION

(As a Percentage of Total Net Assets)

Type	Percentage of Total Net Assets
Common Stocks	97.1%
Other assets less liabilitiesFootnote Reference(1)	2.9%
Footnote	Description
Footnote(1)	Includes any short term investments and net other assets (liabilities).

TRADING CURRENCIES

Currency	Percentage of Total Investments
U.S. dollar	100.0%
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.2%
Real Estate	1.0%
Information Technology	32.8%
Industrials	13.4%
Health Care	34.1%
Financials	3.4%
Consumer Staples	1.7%
Consumer Discretionary	11.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Halozyme Therapeutics, Inc.	United States	5.4%
Guidewire Software, Inc.	United States	5.3
Ascendis Pharma A/S	Denmark	4.5
Lattice Semiconductor Corp.	United States	3.9
SPX Technologies, Inc.	United States	3.7
Argenx SE	Netherlands	3.7
SharkNinja, Inc.	United States	3.5
Veracyte, Inc.	United States	3.0
MACOM Technology Solutions Holdings, Inc.	United States	2.9
Novanta, Inc.	United States	2.8
Total		38.7%

Artisan Small Cap Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTSX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. Effective December 31, 2024, Craigh Cepukenas will step down as portfolio manager of the Fund. Mr. Cepukenas will remain an active member of the Artisan Partners Growth Team in an advisory capacity as a managing director. For more information, you may review the Fund's next prospectus, which we expect to be available by February 1, 2025 at www.artisanpartners.com/prospectus or upon request by calling 800.344.1770.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDEX

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Sustainable Emerging Markets Fund returned 23.83%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio included Taiwan Semiconductor Manufacturing Co, MercadoLibre, MediaTek, E Ink and ICICI Bank.

• Bottom contributors within the portfolio included Wuxi Biologics, Estun Automation, Baidu, Wuhan Raycus Fiber Laser and HYBE.

As of March 3, 2022 through period end, Russian securities within the portfolio had been valued at zero due to sanctions related to the war in Ukraine.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $321,253
MSCI Emerging Markets Index: $300,980
$350,000
300,000
250,000
200,000
Apr 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Advisor Shares: $321,253	MSCI Emerging Markets Index: $300,980
Apr 22	$250,000	$250,000
Jun 22	$243,326	$241,741
Sep 22	$213,381	$213,765
Dec 22	$236,265	$234,506
Mar 23	$260,116	$243,783
Jun 23	$271,523	$245,969
Sep 23	$259,424	$238,774
Dec 23	$279,902	$257,553
Mar 24	$291,022	$263,653
Jun 24	$298,493	$276,833
Sep 24	$321,253	$300,980

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception April 28, 2022)	23.83%	10.88%
MSCI Emerging Markets Index	26.05	7.95

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$169,355
  Number of Portfolio Holdings57
  Total Investment Advisory Fees (net of waivers and reimbursements)$983
  Portfolio Turnover Rate11.71%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	9/30/2024
Emerging Asia	67.9%
Latin America	16.1%
Europe, Middle East and Africa	11.8%
Developed Markets	3.6%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.4%
Euro	6.5
Hong Kong dollar	14.0
Indian rupee	11.6
Korean won	11.6
Mexican peso	2.1
New Taiwan dollar	19.5
South African rand	3.0
U.S. dollar	15.6
Vietnamese dong	2.3
Other	8.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
3.1%
Consumer Discretionary
15.5%
Consumer Staples
3.5%
Energy
5.4%
Financials
20.8%
Health Care
5.1%
Industrials
13.6%
Information Technology
27.9%
Materials
2.7%
Short-Term Investment
2.4%

Sector	Percentage of Total Investments
Short-Term Investment	2.4%
Materials	2.7%
Information Technology	27.9%
Industrials	13.6%
Health Care	5.1%
Financials	20.8%
Energy	5.4%
Consumer Staples	3.5%
Consumer Discretionary	15.5%
Communication Services	3.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	13.0%
Samsung Electronics Co. Ltd.	South Korea	5.5
Alibaba Group Holding Ltd.	China	4.1
ICICI Bank Ltd.	India	4.0
E Ink Holdings, Inc.	Taiwan	3.8
MercadoLibre, Inc.	Brazil	3.7
MediaTek, Inc.	Taiwan	3.0
Reliance Industries Ltd.	India	2.9
Prosus NV	China	2.8
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.6
Total		45.4%

Artisan Sustainable Emerging Markets Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDEX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHEX

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.00%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Sustainable Emerging Markets Fund returned 23.86%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio included Taiwan Semiconductor Manufacturing Co, MercadoLibre, MediaTek, E Ink and ICICI Bank.

• Bottom contributors within the portfolio included Wuxi Biologics, Estun Automation, Baidu, Wuhan Raycus Fiber Laser and HYBE.

As of March 3, 2022 through period end, Russian securities within the portfolio had been valued at zero due to sanctions related to the war in Ukraine.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,629,925
MSCI Emerging Markets Index: $1,483,696
$2,000,000
1,500,000
1,000,000
500,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $1,629,925	MSCI Emerging Markets Index: $1,483,696
Sep 14	$1,000,000	$1,000,000
Sep 15	$795,746	$807,173
Sep 16	$1,024,028	$942,644
Sep 17	$1,264,383	$1,154,357
Sep 18	$1,231,922	$1,144,985
Sep 19	$1,256,993	$1,121,897
Sep 20	$1,379,300	$1,240,132
Sep 21	$1,651,630	$1,465,888
Sep 22	$1,082,459	$1,053,766
Sep 23	$1,315,976	$1,177,049
Sep 24	$1,629,925	$1,483,696

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	23.86%	5.33%	5.01%
MSCI Emerging Markets Index	26.05	5.75	4.02

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$169,355
  Number of Portfolio Holdings57
  Total Investment Advisory Fees (net of waivers and reimbursements)$983
  Portfolio Turnover Rate11.71%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	9/30/2024
Emerging Asia	67.9%
Latin America	16.1%
Europe, Middle East and Africa	11.8%
Developed Markets	3.6%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.4%
Euro	6.5
Hong Kong dollar	14.0
Indian rupee	11.6
Korean won	11.6
Mexican peso	2.1
New Taiwan dollar	19.5
South African rand	3.0
U.S. dollar	15.6
Vietnamese dong	2.3
Other	8.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.4%
Materials	2.7%
Information Technology	27.9%
Industrials	13.6%
Health Care	5.1%
Financials	20.8%
Energy	5.4%
Consumer Staples	3.5%
Consumer Discretionary	15.5%
Communication Services	3.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	13.0%
Samsung Electronics Co. Ltd.	South Korea	5.5
Alibaba Group Holding Ltd.	China	4.1
ICICI Bank Ltd.	India	4.0
E Ink Holdings, Inc.	Taiwan	3.8
MercadoLibre, Inc.	Brazil	3.7
MediaTek, Inc.	Taiwan	3.0
Reliance Industries Ltd.	India	2.9
Prosus NV	China	2.8
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.6
Total		45.4%

Artisan Sustainable Emerging Markets Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHEX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTZX

This annual shareholder report contains important information about Artisan Sustainable Emerging Markets Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Sustainable Emerging Markets Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.15%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Sustainable Emerging Markets Fund returned 23.70%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 26.05% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, emerging markets rose, outperforming European counterparts but trailing US counterparts. Country-level returns were mostly positive during the period. Taiwan was the top contributor in the MSCI Emerging Markets Index, while Egypt was the main detractor.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Sustainable Emerging Markets Fund.

• Top contributors within the portfolio included Taiwan Semiconductor Manufacturing Co, MercadoLibre, MediaTek, E Ink and ICICI Bank.

• Bottom contributors within the portfolio included Wuxi Biologics, Estun Automation, Baidu, Wuhan Raycus Fiber Laser and HYBE.

As of March 3, 2022 through period end, Russian securities within the portfolio had been valued at zero due to sanctions related to the war in Ukraine.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $16,153
MSCI Emerging Markets Index: $14,837
$20,000
15,000
10,000
5,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $16,153	MSCI Emerging Markets Index: $14,837
Sep 14	$10,000	$10,000
Sep 15	$7,956	$8,072
Sep 16	$10,247	$9,426
Sep 17	$12,652	$11,544
Sep 18	$12,310	$11,450
Sep 19	$12,545	$11,219
Sep 20	$13,746	$12,401
Sep 21	$16,426	$14,659
Sep 22	$10,758	$10,538
Sep 23	$13,057	$11,770
Sep 24	$16,153	$14,837

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	23.70%	5.19%	4.91%
MSCI Emerging Markets Index	26.05	5.75	4.02

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$169,355
  Number of Portfolio Holdings57
  Total Investment Advisory Fees (net of waivers and reimbursements)$983
  Portfolio Turnover Rate11.71%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	9/30/2024
Emerging Asia	67.9%
Latin America	16.1%
Europe, Middle East and Africa	11.8%
Developed Markets	3.6%

TRADING CURRENCIES

Currency	Percentage of Total Investments
Brazilian real	5.4%
Euro	6.5
Hong Kong dollar	14.0
Indian rupee	11.6
Korean won	11.6
Mexican peso	2.1
New Taiwan dollar	19.5
South African rand	3.0
U.S. dollar	15.6
Vietnamese dong	2.3
Other	8.4
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	2.4%
Materials	2.7%
Information Technology	27.9%
Industrials	13.6%
Health Care	5.1%
Financials	20.8%
Energy	5.4%
Consumer Staples	3.5%
Consumer Discretionary	15.5%
Communication Services	3.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	13.0%
Samsung Electronics Co. Ltd.	South Korea	5.5
Alibaba Group Holding Ltd.	China	4.1
ICICI Bank Ltd.	India	4.0
E Ink Holdings, Inc.	Taiwan	3.8
MercadoLibre, Inc.	Brazil	3.7
MediaTek, Inc.	Taiwan	3.0
Reliance Industries Ltd.	India	2.9
Prosus NV	China	2.8
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.6
Total		45.4%

Artisan Sustainable Emerging Markets Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTZX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDLX

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$99	0.88%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Value Fund returned 24.29%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Fund.

• Top contributors within the portfolio included Meta, Safran, Goldman Sachs, PNC Financial Services and US Bancorp.

• Bottom contributors within the portfolio included Schlumberger, Warner Bros Discovery, Humana, Dollar General and Comcast.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $650,522
Russell 3000® Index: $782,983
Russell 1000® Index: $806,905
Russell 1000® Value Index: $582,216
$1,000,000
800,000
600,000
400,000
200,000
Apr 15
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Advisor Shares: $650,522	Russell 3000® Index: $782,983	Russell 1000® Index: $806,905	Russell 1000® Value Index: $582,216
Apr 15	$250,000	$250,000	$250,000	$250,000
Sep 15	$215,697	$233,045	$234,100	$230,100
Sep 16	$269,043	$267,918	$269,056	$267,365
Sep 17	$315,772	$318,036	$318,934	$307,796
Sep 18	$345,546	$373,947	$375,592	$336,884
Sep 19	$340,063	$384,857	$390,139	$350,361
Sep 20	$341,910	$442,591	$452,612	$332,755
Sep 21	$483,902	$583,668	$592,757	$449,259
Sep 22	$404,791	$480,783	$490,713	$398,211
Sep 23	$523,387	$579,157	$594,713	$455,706
Sep 24	$650,522	$782,983	$806,905	$582,216

Average Annual Total Returns

	1 Year	5 Year	Since Inception
Advisor Shares - (Inception April 1, 2015)	24.29%	13.85%	10.59%
Russell 3000® Index	35.19	15.26	12.77
Russell 1000® Index	35.68	15.64	13.13
Russell 1000® Value Index	27.76	10.69	9.31

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$348,556
  Number of Portfolio Holdings41
  Total Investment Advisory Fees (net of waivers and reimbursements)$2,252
  Portfolio Turnover Rate25.33%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	74.3%
Europe	18.8%
Emerging Markets	2.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.8%
Euro	13.1
Korean won	1.3
U.S. dollar	79.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
14.4%
Consumer Discretionary
6.6%
Consumer Staples
15.1%
Energy
4.9%
Financials
27.7%
Health Care
14.1%
Industrials
8.4%
Information Technology
5.5%
Short-Term Investment
3.4%

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Information Technology	5.5%
Industrials	8.4%
Health Care	14.1%
Financials	27.7%
Energy	4.9%
Consumer Staples	15.1%
Consumer Discretionary	6.6%
Communication Services	14.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Meta Platforms, Inc.	United States	4.2%
Alphabet, Inc.	United States	3.6
Kerry Group plc	Ireland	3.3
PayPal Holdings, Inc.	United States	3.3
Diageo plc	United Kingdom	3.2
Arch Capital Group Ltd.	United States	3.2
United Parcel Service, Inc.	United States	3.1
Philip Morris International, Inc.	United States	3.0
Goldman Sachs Group, Inc. (The)	United States	2.9
Comcast Corp.	United States	2.8
Total		32.6%

Artisan Value Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDLX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHLX

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.83%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Value Fund returned 24.33%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Fund.

• Top contributors within the portfolio included Meta, Safran, Goldman Sachs, PNC Financial Services and US Bancorp.

• Bottom contributors within the portfolio included Schlumberger, Warner Bros Discovery, Humana, Dollar General and Comcast.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $2,676,402
Russell 3000® Index: $3,343,175
Russell 1000® Index: $3,425,682
Russell 1000® Value Index: $2,418,346
$3,000,000
2,500,000
2,000,000
1,500,000
1,000,000
500,000
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Institutional Shares: $2,676,402	Russell 3000® Index: $3,343,175	Russell 1000® Index: $3,425,682	Russell 1000® Value Index: $2,418,346
Sep 14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Sep 15	$883,110	$995,053	$993,863	$955,763
Sep 16	$1,101,979	$1,143,953	$1,142,265	$1,110,550
Sep 17	$1,294,334	$1,357,949	$1,354,021	$1,278,489
Sep 18	$1,418,068	$1,596,674	$1,594,562	$1,399,313
Sep 19	$1,395,868	$1,643,259	$1,656,318	$1,455,293
Sep 20	$1,404,844	$1,889,770	$1,921,546	$1,382,163
Sep 21	$1,989,358	$2,492,141	$2,516,526	$1,866,085
Sep 22	$1,664,238	$2,052,842	$2,083,300	$1,654,046
Sep 23	$2,152,678	$2,472,879	$2,524,828	$1,892,862
Sep 24	$2,676,402	$3,343,175	$3,425,682	$2,418,346

Average Annual Total Returns

	1 Year	5 Year	10 Years
Institutional Shares	24.33%	13.90%	10.35%
Russell 3000® Index	35.19	15.26	12.83
Russell 1000® Index	35.68	15.64	13.10
Russell 1000® Value Index	27.76	10.69	9.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$348,556
  Number of Portfolio Holdings41
  Total Investment Advisory Fees (net of waivers and reimbursements)$2,252
  Portfolio Turnover Rate25.33%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	74.3%
Europe	18.8%
Emerging Markets	2.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.8%
Euro	13.1
Korean won	1.3
U.S. dollar	79.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Information Technology	5.5%
Industrials	8.4%
Health Care	14.1%
Financials	27.7%
Energy	4.9%
Consumer Staples	15.1%
Consumer Discretionary	6.6%
Communication Services	14.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Meta Platforms, Inc.	United States	4.2%
Alphabet, Inc.	United States	3.6
Kerry Group plc	Ireland	3.3
PayPal Holdings, Inc.	United States	3.3
Diageo plc	United Kingdom	3.2
Arch Capital Group Ltd.	United States	3.2
United Parcel Service, Inc.	United States	3.1
Philip Morris International, Inc.	United States	3.0
Goldman Sachs Group, Inc. (The)	United States	2.9
Comcast Corp.	United States	2.8
Total		32.6%

Artisan Value Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHLX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTLX

This annual shareholder report contains important information about Artisan Value Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	0.98%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Value Fund returned 24.10%. The Fund compares its performance to the Russell 3000® Index, which returned 35.19% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Fund.

• Top contributors within the portfolio included Meta, Safran, Goldman Sachs, PNC Financial Services and US Bancorp.

• Bottom contributors within the portfolio included Schlumberger, Warner Bros Discovery, Humana, Dollar General and Comcast.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $26,208
Russell 3000® Index: $33,432
Russell 1000® Index: $34,257
Russell 1000® Value Index: $24,183
$40,000
30,000
20,000
10,000
0
Sep 14
Sep 15
Sep 16
Sep 17
Sep 18
Sep 19
Sep 20
Sep 21
Sep 22
Sep 23
Sep 24

	Investor Shares: $26,208	Russell 3000® Index: $33,432	Russell 1000® Index: $34,257	Russell 1000® Value Index: $24,183
Sep 14	$10,000	$10,000	$10,000	$10,000
Sep 15	$8,810	$9,951	$9,939	$9,558
Sep 16	$10,981	$11,440	$11,423	$11,105
Sep 17	$12,865	$13,579	$13,540	$12,785
Sep 18	$14,065	$15,967	$15,946	$13,993
Sep 19	$13,811	$16,433	$16,563	$14,553
Sep 20	$13,860	$18,898	$19,215	$13,822
Sep 21	$19,591	$24,921	$25,165	$18,661
Sep 22	$16,359	$20,528	$20,833	$16,540
Sep 23	$21,118	$24,729	$25,248	$18,929
Sep 24	$26,208	$33,432	$34,257	$24,183

Average Annual Total Returns

	1 Year	5 Year	10 Years
Investor Shares	24.10%	13.67%	10.11%
Russell 3000® Index	35.19	15.26	12.83
Russell 1000® Index	35.68	15.64	13.10
Russell 1000® Value Index	27.76	10.69	9.23

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$348,556
  Number of Portfolio Holdings41
  Total Investment Advisory Fees (net of waivers and reimbursements)$2,252
  Portfolio Turnover Rate25.33%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	74.3%
Europe	18.8%
Emerging Markets	2.8%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	5.8%
Euro	13.1
Korean won	1.3
U.S. dollar	79.8
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	3.4%
Information Technology	5.5%
Industrials	8.4%
Health Care	14.1%
Financials	27.7%
Energy	4.9%
Consumer Staples	15.1%
Consumer Discretionary	6.6%
Communication Services	14.4%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Meta Platforms, Inc.	United States	4.2%
Alphabet, Inc.	United States	3.6
Kerry Group plc	Ireland	3.3
PayPal Holdings, Inc.	United States	3.3
Diageo plc	United Kingdom	3.2
Arch Capital Group Ltd.	United States	3.2
United Parcel Service, Inc.	United States	3.1
Philip Morris International, Inc.	United States	3.0
Goldman Sachs Group, Inc. (The)	United States	2.9
Comcast Corp.	United States	2.8
Total		32.6%

Artisan Value Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | ARTLX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDWX

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$124	1.10%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Advisor Shares of Artisan Value Income Fund returned 26.27%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Income Fund.

• Top contributors within the portfolio included Lamar Advertising, WaFd, NetApp, Corebridge Financial and Philip Morris International.

• Bottom contributors within the portfolio included Cable One, Vail Resorts, Ryanair Holdings, Comcast and United Parcel Service.

Total Return Based on a $250,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Advisor Shares: $289,615
S&P 500® Index: $343,119
Dow Jones US Select Dividend Index: $305,141
$350,000
300,000
250,000
200,000
Feb 22
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Advisor Shares: $289,615	S&P 500® Index: $343,119	Dow Jones US Select Dividend Index: $305,141
Feb 22	$250,000	$250,000	$250,000
Mar 22	$250,574	$259,282	$260,251
Jun 22	$222,668	$217,535	$240,892
Sep 22	$207,229	$206,914	$222,331
Dec 22	$228,430	$222,559	$252,937
Mar 23	$231,674	$239,244	$248,330
Jun 23	$237,937	$260,159	$242,022
Sep 23	$229,359	$251,643	$233,102
Dec 23	$253,645	$281,064	$256,816
Mar 24	$265,999	$310,733	$272,481
Jun 24	$261,245	$324,044	$269,722
Sep 24	$289,615	$343,119	$305,141

Average Annual Total Returns

	1 Year	Since Inception
Advisor Shares - (Inception February 28, 2022)	26.27%	5.85%
S&P 500® Index	36.35	13.02
Dow Jones US Select Dividend Index	30.90	8.01

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$16,386
  Number of Portfolio Holdings79
  Total Investment Advisory Fees (net of waivers and reimbursements)$-
  Portfolio Turnover Rate29.11%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	83.2%
Europe	12.8%
Emerging Markets	2.5%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.7%
Euro	7.3
Hong Kong dollar	1.9
Korean won	0.6
U.S. dollar	86.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Communication Services
9.1%
Consumer Discretionary
8.6%
Consumer Staples
16.0%
Energy
5.5%
Financials
20.5%
Health Care
7.7%
Industrials
8.6%
Information Technology
2.3%
Real Estate
9.9%
Utilities
10.5%
Short-Term Investment
1.3%

Sector	Percentage of Total Investments
Short-Term Investment	1.3%
Utilities	10.5%
Real Estate	9.9%
Information Technology	2.3%
Industrials	8.6%
Health Care	7.7%
Financials	20.5%
Energy	5.5%
Consumer Staples	16.0%
Consumer Discretionary	8.6%
Communication Services	9.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.9%
Philip Morris International, Inc.	United States	3.3
Cable One, Inc.	United States	3.1
WaFd, Inc.	United States	2.9
Comcast Corp.	United States	2.8
EOG Resources, Inc.	United States	2.5
Medtronic plc	United States	2.5
PPL Corp.	United States	2.3
Otis Worldwide Corp.	United States	2.3
Diageo plc	United Kingdom	2.2
Total		27.8%

Artisan Value Income Fund

Annual Shareholder Report

September 30, 2024

Advisor Shares | APDWX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHWX

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$119	1.05%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Institutional Shares of Artisan Value Income Fund returned 26.18%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Income Fund.

• Top contributors within the portfolio included Lamar Advertising, WaFd, NetApp, Corebridge Financial and Philip Morris International.

• Bottom contributors within the portfolio included Cable One, Vail Resorts, Ryanair Holdings, Comcast and United Parcel Service.

Total Return Based on a $1,000,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Institutional Shares: $1,159,301
S&P 500® Index: $1,372,475
Dow Jones US Select Dividend Index: $1,220,564
$1,400,000
1,200,000
1,000,000
800,000
Feb 22
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Institutional Shares: $1,159,301	S&P 500® Index: $1,372,475	Dow Jones US Select Dividend Index: $1,220,564
Feb 22	$1,000,000	$1,000,000	$1,000,000
Mar 22	$1,002,285	$1,037,130	$1,041,003
Jun 22	$890,974	$870,140	$963,567
Sep 22	$829,015	$827,655	$889,323
Dec 22	$913,901	$890,234	$1,011,749
Mar 23	$926,916	$956,976	$993,319
Jun 23	$952,002	$1,040,636	$968,090
Sep 23	$918,782	$1,006,571	$932,406
Dec 23	$1,015,017	$1,124,255	$1,027,265
Mar 24	$1,065,558	$1,242,930	$1,089,924
Jun 24	$1,046,669	$1,296,175	$1,078,886
Sep 24	$1,159,301	$1,372,475	$1,220,564

Average Annual Total Returns

	1 Year	Since Inception
Institutional Shares - (Inception February 28, 2022)	26.18%	5.88%
S&P 500® Index	36.35	13.02
Dow Jones US Select Dividend Index	30.90	8.01

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$16,386
  Number of Portfolio Holdings79
  Total Investment Advisory Fees (net of waivers and reimbursements)$-
  Portfolio Turnover Rate29.11%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	83.2%
Europe	12.8%
Emerging Markets	2.5%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.7%
Euro	7.3
Hong Kong dollar	1.9
Korean won	0.6
U.S. dollar	86.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	1.3%
Utilities	10.5%
Real Estate	9.9%
Information Technology	2.3%
Industrials	8.6%
Health Care	7.7%
Financials	20.5%
Energy	5.5%
Consumer Staples	16.0%
Consumer Discretionary	8.6%
Communication Services	9.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.9%
Philip Morris International, Inc.	United States	3.3
Cable One, Inc.	United States	3.1
WaFd, Inc.	United States	2.9
Comcast Corp.	United States	2.8
EOG Resources, Inc.	United States	2.5
Medtronic plc	United States	2.5
PPL Corp.	United States	2.3
Otis Worldwide Corp.	United States	2.3
Diageo plc	United Kingdom	2.2
Total		27.8%

Artisan Value Income Fund

Annual Shareholder Report

September 30, 2024

Institutional Shares | APHWX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Annual Shareholder Report

September 30, 2024

Investor Shares | APFWX

This annual shareholder report contains important information about Artisan Value Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.artisanpartners.com/prospectus. You can also request this information by contacting us at 800.344.1770.

Artisan Value Income Fund

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$136	1.20%

How did the Fund perform last year?

• For the one-year period ended September 30, 2024, Investor Shares of Artisan Value Income Fund returned 26.05%. The Fund compares its performance to the S&P 500® Index, which returned 36.35% for the same period.

What factors affected the Fund's performance?

• During the one-year period ended September 30, 2024, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for energy.

• Amid rising markets, geopolitical conflicts in Ukraine and the Middle East remained a concern. In addition, economic growth jitters and anticipated monetary policy changes induced bouts of volatility.

Performance Highlights

The following commentary reflects the one-year period ended September 30, 2024 for Artisan Value Income Fund.

• Top contributors within the portfolio included Lamar Advertising, WaFd, NetApp, Corebridge Financial and Philip Morris International.

• Bottom contributors within the portfolio included Cable One, Vail Resorts, Ryanair Holdings, Comcast and United Parcel Service.

Total Return Based on a $10,000 Investment

For the 10-year period (or since inception period, if less than 10 years) ended September 30, 2024.

Investor Shares: $11,555
S&P 500® Index: $13,725
Dow Jones US Select Dividend Index: $12,206
$14,000
12,000
10,000
8,000
Feb 22
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24

	Investor Shares: $11,555	S&P 500® Index: $13,725	Dow Jones US Select Dividend Index: $12,206
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,020	$10,371	$10,410
Jun 22	$8,913	$8,701	$9,636
Sep 22	$8,284	$8,277	$8,893
Dec 22	$9,133	$8,902	$10,117
Mar 23	$9,262	$9,570	$9,933
Jun 23	$9,501	$10,406	$9,681
Sep 23	$9,167	$10,066	$9,324
Dec 23	$10,125	$11,243	$10,273
Mar 24	$10,618	$12,429	$10,899
Jun 24	$10,425	$12,962	$10,789
Sep 24	$11,555	$13,725	$12,206

Average Annual Total Returns

	1 Year	Since Inception
Investor Shares - (Inception February 28, 2022)	26.05%	5.75%
S&P 500® Index	36.35	13.02
Dow Jones US Select Dividend Index	30.90	8.01

The performance quoted represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares.  For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770.

Key Fund Statistics

Dollar values in thousands

  Net Assets$16,386
  Number of Portfolio Holdings79
  Total Investment Advisory Fees (net of waivers and reimbursements)$-
  Portfolio Turnover Rate29.11%

Graphical Representation of Holdings

REGION ALLOCATION

(As a Percentage of Total Net Assets)

Region	Percentage of Total Net Assets
Americas	83.2%
Europe	12.8%
Emerging Markets	2.5%

TRADING CURRENCIES

Currency	Percentage of Total Investments
British pound	3.7%
Euro	7.3
Hong Kong dollar	1.9
Korean won	0.6
U.S. dollar	86.5
Total investments	100.0%

PORTFOLIO DIVERSIFICATION

(As a Percentage of Total Investments)

Sector	Percentage of Total Investments
Short-Term Investment	1.3%
Utilities	10.5%
Real Estate	9.9%
Information Technology	2.3%
Industrials	8.6%
Health Care	7.7%
Financials	20.5%
Energy	5.5%
Consumer Staples	16.0%
Consumer Discretionary	8.6%
Communication Services	9.1%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.9%
Philip Morris International, Inc.	United States	3.3
Cable One, Inc.	United States	3.1
WaFd, Inc.	United States	2.9
Comcast Corp.	United States	2.8
EOG Resources, Inc.	United States	2.5
Medtronic plc	United States	2.5
PPL Corp.	United States	2.3
Otis Worldwide Corp.	United States	2.3
Diageo plc	United Kingdom	2.2
Total		27.8%

Artisan Value Income Fund

Annual Shareholder Report

September 30, 2024

Investor Shares | APFWX

  Artisan Partners

  800.344.1770

  www.artisanpartners.com

If you wish to view additional information about the Fund including but not limited to the prospectus, financial statements or holdings, please visit www.artisanpartners.com/prospectus.

Householding

If you have consented to receive a single copy of this document at a shared address and would like to revoke that consent, contact 800.344.1770.

Item 2.   Code of Ethics.
(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).
(b) No disclosures are required pursuant to this Item 2(b).
(c) During the period covered by the report, registrant did not make any amendments to the Code.
(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.
(e) Not applicable.
(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.   Audit Committee Financial Expert.
Registrant’s board of directors has determined that Gail L. Hanson, member of the registrant’s audit committee, William J. Kelly, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and Bonnie L. Howard, member and chair of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Kelly, Mr. Lebovitz and Ms. Howard are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.
Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.   Principal Accountant Fees and Services.
Aggregate fees billed to the Corporation for professional services rendered by Ernst & Young for the 2023 and 2022 fiscal years of the Corporation are summarized in the table below.  The table summarizes fees billed (or to be billed) by Ernst & Young for work performed relating to each applicable period identified below.
Fees:

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Audit Fees (a)	$754,200	$649,319
Audit-Related Fees (b)	$—	$—
Tax Fees (c)	$698,924	$535,410
All Other Fees (d)	—	—
(a) “Audit Fees” include amounts for professional services rendered by Ernst & Young for the audit of the Corporation’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements, including for 2024, portions of which had not been billed as of September 30, 2024.
(b)  “Audit-Related Fees” include amounts for assurance and related services by Ernst & Young that are reasonably related to the performance of the audit of the Corporation’s financial statements.  Audit-related fees have not been reported under the item “audit fees” in the chart above.
(c) “Tax Fees” include amounts for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning.
The fees shown in the table above for the fiscal year ended September 30, 2024 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2024, which had not been billed as of September 30, 2024; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2024, which also had not been billed as of September 30, 2024; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2022, the excise year ended December 31, 2022 and the semiannual period ended March 31, 2024; the use of a Global Withholding Tax Reporter Database, AIS Content and RS Analyzer supplied by Ernst & Young for the fiscal year ended September 30, 2024; and EU reclaim filing fees.
The fees shown in the table above for the fiscal year ended September 30, 2023 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2023, which had not been billed as of September 30, 2023; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2023, which also had not been billed as of September 30, 2023; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2023, the excise year ended December 31, 2022 and the semiannual period ended March 31, 2023; the use of a Global Withholding Tax Reporter Database, AIS Content and RS Analyzer supplied by Ernst & Young for the fiscal year ended September 30, 2023; and EU reclaim filing fees.
(d) None.
 (e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of SEC Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate fees for the fiscal years ended September 30, 2024 and September 30, 2023 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2024 and September 30, 2023, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.
(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003.  No such services were rendered on or after May 6, 2003.
Item 5.   Audit Committee of Listed Registrants.
Not applicable.

Item 6.   Investments.
(a) Please see schedule of investments contained in the Financial Statements included under Item 7 of this Form N-CSR.
(b) Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

Artisan Partners Funds

2024

September 30, 2024

A R T I S A N P A R T N E R S

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Debt Opportunities Fund	APFOX	APDOX	APHOX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Explorer Fund	N/A	ARDBX	ARHBX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	APDEX	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

The information contained herein includes the financial statements and certain other information as required by Items 7-11 of Form N-CSR.

TABLE OF CONTENTS

2	ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

SCHEDULES OF INVESTMENTS
4	Artisan Developing World Fund
5	Artisan Emerging Markets Debt Opportunities Fund
9	Artisan Floating Rate Fund
12	Artisan Focus Fund
14	Artisan Global Discovery Fund
16	Artisan Global Equity Fund
18	Artisan Global Opportunities Fund
19	Artisan Global Unconstrained Fund
27	Artisan Global Value Fund
28	Artisan High Income Fund
34	Artisan International Fund
36	Artisan International Explorer Fund
37	Artisan International Small-Mid Fund
39	Artisan International Value Fund
41	Artisan Mid Cap Fund
43	Artisan Mid Cap Value Fund
45	Artisan Select Equity Fund
46	Artisan Small Cap Fund
48	Artisan Sustainable Emerging Markets Fund
50	Artisan Value Fund
52	Artisan Value Income Fund

55	STATEMENTS OF ASSETS AND LIABILITIES

61	STATEMENTS OF OPERATIONS

67	STATEMENTS OF CHANGES IN NET ASSETS

74	FINANCIAL HIGHLIGHTS

86	NOTES TO FINANCIAL STATEMENTS

124	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

127	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

128	ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

128	ITEM 9. PROXY DISCLOSURES

128	ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

129	ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

ITEM 7 FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security.

#	Percentages for the various classifications relate to total net assets.

^	Amount rounds to less than $1 or 0.1% or 1 share.

‡	One contract is equal to 100 shares.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment Abbreviations

ADR	American Depositary Receipt
BOA	Bank of America
BUBOR	Budapest Interbank Offered Rate
CGM	Citigroup Global Markets
CITI	Citibank, N.A.
CAONREPO	Canadian Overnight Repo Rate
DB	Deutsche Bank AG
GDR	Global Depositary Receipt
GS	Goldman Sachs International
ICBCSB	ICBC Standard Bank Plc
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPM	JPMorganChase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MS	Morgan Stanley & Co International plc
OMO	Open Market Operation
OTC	Over-the-Counter
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
TDB	Toronto Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate

2	Artisan Partners Funds

Currency Abbreviations

ALL	Albanian lek
AMD	Armenian dram
BRL	Brazilian real
CAD	Canadian dollar
CNH	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
DOP	Dominican peso
EGP	Egyptian pound
EUR	Euro
GBP	British pound
GEL	Georgian lari
GTQ	Guatemala quetzal
HKD	Hong Kong dollar
HUF	Hungarian forint
IDR	Indonesian rupiah
ILS	Israel new shekel
INR	Indian rupee
ISK	Iceland krona
JMD	Jamaica dollar
JPY	Japanese yen
KES	Kenyan shilling
KRW	Korean won
KZT	Kazakhstan tenge
MXN	Mexican peso
MYR	Malaysia ringgit
NGN	Nigerian naira
PEN	Peru nuevo sol
PLN	Polish zloty
PYG	Paraguay guarani
RSD	Serbian dinar
THB	Thailand baht
TJS	Tajikistani somoni
TRY	Turkish Lira
TWD	New Taiwan dollar
USD	U.S. dollar
UZS	Uzbekistani som
ZAR	South African rand

Artisan Partners Funds	3

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments — September 30, 2024

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.2%

AUSTRALIA - 1.7%
WiseTech Global Ltd.	661	$62,660

BRAZIL - 9.4%
MercadoLibre, Inc.*	96	196,434
NU Holdings Ltd., Class A*	10,306	140,681
		337,115
CHINA - 18.6%
Kanzhun Ltd., ADR	4,287	74,418
KE Holdings, Inc., ADR	3,694	73,550
Kweichow Moutai Co. Ltd., Class A	368	91,657
Meituan, Class B(1)*	7,794	172,438
PDD Holdings, Inc., ADR*	512	69,054
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,596	66,649
Tencent Holdings Ltd.	2,137	122,215
		669,981
FRANCE - 4.1%
Hermes International SCA	17	42,072
LVMH Moet Hennessy Louis Vuitton SE	140	107,355
		149,427
INDIA - 14.0%
Apollo Hospitals Enterprise Ltd.	978	84,046
HDFC Bank Ltd., ADR	1,712	107,091
MakeMyTrip Ltd.*	1,911	177,647
One 97 Communications Ltd.*	3,822	31,392
PB Fintech Ltd.*	1,745	33,739
Zomato Ltd.*	22,241	72,534
		506,449
NETHERLANDS - 7.2%
Adyen NV(1)*	103	160,578
ASML Holding NV, ADR	121	100,507
		261,085
SINGAPORE - 9.6%
Grab Holdings Ltd., Class A*	33,179	126,080
Sea Ltd., ADR*	2,321	218,849
		344,929
UNITED STATES - 32.6%
Airbnb, Inc., Class A*	1,211	153,589
Cadence Design Systems, Inc.*	416	112,654
Coca-Cola Co. (The)	1,581	113,581
Crowdstrike Holdings, Inc., Class A*	594	166,609
Mastercard, Inc., Class A	83	41,031
Netflix, Inc.*	146	103,547
NVIDIA Corp.	1,221	148,277
Snowflake, Inc., Class A*	555	63,803
Veeva Systems, Inc., Class A*	537	112,656
Visa, Inc., Class A	578	158,839
		1,174,586
Total common stocks
(Cost $1,873,410)		3,506,232

SHORT-TERM INVESTMENT - 2.2%

INVESTMENT COMPANY - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $80,325)	80,325	80,325
	Shares Held	Value
Total investments - 99.4%
(Cost $1,953,735)		$3,586,557

Other assets less liabilities - 0.6%		21,158

Total net assets - 100.0%#		$3,607,715

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $333,016 or 9.2% of net assets.

(2)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$519,029	14.6%
Consumer Discretionary	991,123	27.6
Consumer Staples	205,238	5.7
Financials	673,351	18.8
Health Care	263,351	7.3
Industrials	126,080	3.5
Information Technology	654,510	18.2
Real Estate	73,550	2.1
Short-Term Investment	80,325	2.2
Total investments	$3,586,557	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

4	Artisan Partners Funds

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND

Consolidated Schedule of Investments — September 30, 2024

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

		Principal Amount	Value
SOVEREIGN GOVERNMENT BONDS AND
CREDIT-LINKED NOTES - 58.1%

ALBANIA - 2.1%
Albanian Government Bond
4.21%, 1/15/2026	ALL	14,000	$159
5.00%, 2/24/2026	ALL	13,000	149
6.00%, 2/13/2028	ALL	9,500	113
5.25%, 1/26/2029	ALL	21,500	249
5.63%, 11/8/2030	ALL	19,000	224
Republic of Albania
5.90%, 6/9/2028(1)	EUR	620	722
			1,616
ANGOLA - 1.4%
Republic of Angola
6.93%, 2/19/2027(1)		104	101
8.25%, 5/9/2028(1)		550	522
9.13%, 11/26/2049(1)		550	455
			1,078
ARMENIA - 0.2%
Republic of Armenia
9.25%, 4/29/2028	AMD	70,000	178

BAHAMAS - 5.6%
Commonwealth of the Bahamas
6.00%, 11/21/2028(1)		2,145	2,011
9.00%, 6/16/2029(1)		420	433
6.95%, 11/20/2029(1)		253	238
8.95%, 10/15/2032(1)		1,530	1,558
			4,240
BENIN - 3.6%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,880	1,867
4.95%, 1/22/2035(1)	EUR	370	345
6.88%, 1/19/2052(1)	EUR	515	479
			2,691
CAMEROON - 2.4%
Republic of Cameroon
9.50%, 11/19/2025(1)		920	919
5.95%, 7/7/2032(1)	EUR	1,005	906
			1,825
DOMINICAN REPUBLIC - 0.0%^
Dominican Republic Government Bond
6.50%, 11/27/2026(1)	DOP	1,450	22

EGYPT - 1.0%
Arab Republic of Egypt
7.50%, 2/16/2061(1)		1,000	723

EL SALVADOR - 0.0%^
Republic of El Salvador
0.25%, 4/17/2030 IO(1)		726	15

GABON - 1.5%
Gabonese Republic
6.95%, 6/16/2025(1)		1,200	1,126

GEORGIA - 1.0%
Republic of Georgia
2.75%, 4/22/2026(1)		780	738
		Principal Amount	Value
INDIA - 1.9%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029(1)	INR	76,000	$913
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	45,000	530
			1,443
INDONESIA - 6.8%
Republic of Indonesia
6.38%, 4/15/2032	IDR	4,100,000	270
7.50%, 8/15/2032	IDR	4,500,000	315
6.63%, 2/15/2034	IDR	17,000,000	1,136
8.25%, 5/15/2036	IDR	9,854,000	737
7.13%, 6/15/2042	IDR	25,000,000	1,715
7.13%, 6/15/2043	IDR	13,985,000	955
			5,128
IRAQ - 3.9%
Republic of Iraq
5.80%, 1/15/2028(1)		3,065	2,970

IVORY COAST - 2.7%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	845	896
6.88%, 10/17/2040(1)	EUR	1,170	1,149
			2,045
JAMAICA - 0.7%
Jamaica Government Bond
9.63%, 11/3/2030	JMD	79,000	532

NIGERIA - 0.9%
Federal Republic of Nigeria
7.63%, 11/21/2025(1)		716	716

PAKISTAN - 1.7%
Islamic Republic of Pakistan
6.88%, 12/5/2027(1)		470	427
7.38%, 4/8/2031(1)		1,040	881
			1,308
PAPUA NEW GUINEA - 2.0%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		1,525	1,487

PARAGUAY - 2.0%
Paraguay Treasury Credit-Linked Note
9.03%, 2/15/2030(2)(3)(4)		654	621
8.00%, 3/3/2036(2)(3)(4)		211	196
Republic of Paraguay
7.90%, 2/9/2031(1)	PYG	5,045,000	659
			1,476
PERU - 6.5%
Bonos de la Tesoreria
7.30%, 8/12/2033(1)	PEN	2,200	642
5.40%, 8/12/2034	PEN	16,960	4,295
			4,937
RWANDA - 0.7%
Republic of Rwanda
5.50%, 8/9/2031(1)		650	537
Artisan Partners Funds	5

		Principal Amount	Value
SOUTH AFRICA - 1.5%
Republic of South Africa
8.25%, 3/31/2032	ZAR	20,800	$1,127

SURINAME - 1.6%
Suriname Government International Bond
4.95% Cash, 3.00% PIK, 7/15/2033(1)		1,237	1,188

TAJIKISTAN - 1.5%
Republic of Tajikistan
7.13%, 9/14/2027(1)		1,140	1,118

TUNISIA - 2.0%
Tunisian Republic
5.75%, 1/30/2025(1)		740	717
6.38%, 7/15/2026(1)	EUR	755	759
			1,476
UZBEKISTAN - 0.5%
Republic of Uzbekistan International Bond
5.38%, 5/29/2027(1)	EUR	330	370

ZAMBIA - 2.4%
Republic of Zambia
5.75%, 6/30/2033(1)(5)		1,462	1,288
0.50%, 12/31/2053(1)		1,031	507
			1,795
Total Sovereign government bonds and credit-linked notes
(Cost $41,848)			43,905

CORPORATE BONDS - 18.1%
BRAZIL - 3.2%
Karoon USA Finance, Inc.
10.50%, 5/14/2029(1)		650	668
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		842	721
OHI Group SA
13.00%, 7/22/2029(1)		610	607
Trident Energy Finance plc
12.50%, 11/30/2029(1)		350	368
Unigel Luxembourg SA
8.75%, 10/1/2026(1)(6)		253	63
			2,427
CAMEROON - 1.1%
Golar LNG Ltd.
7.75%, 9/19/2029(1)		800	798

CHILE - 0.5%
ATP Tower Holdings LLC
4.05%, 4/27/2026(1)		420	410

COLOMBIA - 2.2%
Aris Mining Corp.
6.88%, 8/9/2026(1)		877	875
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		460	396
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		370	351
			1,622
CZECH REPUBLIC - 1.1%
Energo-Pro A/S
8.50%, 2/4/2027(1)		200	201
11.00%, 11/2/2028(1)		570	617
			818
		Principal Amount	Value
DOMINICAN REPUBLIC - 3.8%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	87,270	$1,476
13.00%, 1/30/2026(1)	DOP	80,020	1,360
9.00%, 12/11/2026(1)	DOP	4,360	70
			2,906
MEXICO - 1.0%
Petroleos Mexicanos
6.95%, 1/28/2060		1,020	731

MOLDOVA, REPUBLIC OF - 0.4%
Aragvi Finance International DAC
8.45%, 4/29/2026(1)		360	332

NETHERLANDS - 0.5%
VEON Holdings BV
3.38%, 11/25/2027(1)		430	377

NIGERIA - 0.5%
SEPLAT Energy plc
7.75%, 4/1/2026(1)		410	411

PARAGUAY - 0.3%
Frigorifico Concepcion SA
7.70%, 7/21/2028(1)(7)		310	217

SINGAPORE - 0.5%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029(1)		350	358

TURKEY - 0.9%
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(1)		757	712

UNITED KINGDOM - 0.5%
3T Global Holdco Ltd.
11.25%, 5/22/2028		375	380

UZBEKISTAN - 1.6%
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(1)	UZS	15,500,000	1,200

Total corporate bonds
(Cost $13,687)			13,699

BANK LOANS - 2.6%

PARAGUAY - 0.7%
Frigorifico Concepcion First Lien Term Loan B
(SOFR + 5.50%), 10.43%, 12/8/2026(2)(3)(8)		600	504

TANZANIA - 1.9%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.45%), 10.32%, 3/6/2031(2)(3)(8)		1,450	1,435

Total bank loans
(Cost $2,050)			1,939

SHORT-TERM INVESTMENTS - 11.2%

SOVEREIGN GOVERNMENT TREASURY BILLS - 9.1%
Arab Republic of Egypt
28.80%, 11/26/2024(9)	EGP	52,025	1,031
28.85%, 12/10/2024(9)	EGP	16,300	320
28.95%, 12/17/2024(9)	EGP	94,000	1,833
28.95%, 12/24/2024(9)	EGP	43,150	837
28.78%, 2/25/2025(9)	EGP	28,875	536
28.74%, 3/18/2025(9)	EGP	23,500	430
6	Artisan Partners Funds

		Principal Amount	Value
Federal Republic of Nigeria
26.76%, 3/6/2025(9)	NGN	160,000	$86
27.19%, 3/27/2025(9)	NGN	940,000	497
Nigeria OMO Bill
28.18%, 5/20/2025(9)	NGN	210,000	107
28.68%, 6/17/2025(9)	NGN	242,000	120
Republic of Albania
3.21%, 11/28/2024(9)	ALL	9,100	102
3.12%, 12/12/2024(9)	ALL	15,000	168
3.36%, 1/30/2025(9)	ALL	12,000	134
3.37%, 2/13/2025(9)	ALL	27,800	309
3.17%, 4/17/2025(9)	ALL	7,500	83
3.44%, 5/1/2025(9)	ALL	16,800	186
Republic of Armenia
8.99%, 12/2/2024(9)	AMD	59,000	150
Total sovereign government treasury bills
(Cost $7,044)			6,929

U.S. TREASURY OBLIGATION - 1.6%
U.S. Treasury Bill
4.59%, 10/29/2024 (Cost $1,196)(9)		1,200	1,195

	Shares Held

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(10)	380	380
Federated Treasury Obligations Fund - Institutional Class, 4.81%(10)	3	3
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.87%(10)	3	3

Total investment companies
(Cost $386)		386

Total short-term investments
(Cost $8,626)		8,510

Total investments - 90.0%
(Cost $66,211)		68,053

REVERSE REPURCHASE AGREEMENT - (0.2)%
(Proceeds $(163))		(163)

Other assets less liabilities - 10.2%		7,699

Total net assets - 100.0%#		$75,589

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $42,992 or 56.9% of net assets.

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,756, or 3.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Credit-Linked Note, 9.03%, 2/15/2030	8/17/2023 - 3/4/2024	$651	$621	0.8%
Paraguay Treasury Credit-Linked Note, 8.00%, 3/3/2036	3/27/2024	211	196	0.3%

(5)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of September 30, 2024.

(6)	Defaulted security.

(7)	All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.

(8)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of September 30, 2024.

(9)	Yield to maturity.

(10)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$377	0.6%
Consumer Discretionary	380	0.6
Consumer Staples	1,053	1.5
Energy	5,013	7.4
Financials	5,541	8.1
Industrials	1,122	1.6
Materials	938	1.4
Sovereign Government Securities	43,905	64.5
Utilities	1,214	1.8
Short-Term Investments	8,510	12.5
Total investments	$68,053	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL**	48,677	USD	8,882	CGM	10/2/2024	$54
BRL**	5,737	USD	1,022	SCB	10/2/2024	31
IDR**	3,200,000	USD	208	CGM	10/7/2024	3
IDR**	5,701,860	USD	367	SCB	10/7/2024	8
INR**	172,376	USD	2,051	CGM	10/9/2024	6
TRY	137,020	USD	3,875	SCB	10/10/2024	99
KZT**	121,000	USD	251	SG	10/11/2024	1
KES**	46,000	USD	335	CITI	10/15/2024	21
KES**	4,000	USD	30	ICBCSB	10/15/2024	1
PEN**	3,000	USD	786	CGM	10/16/2024	23
INR**	30,200	USD	359	SCB	10/17/2024	1
AMD**	97,000	USD	245	ICBCSB	10/18/2024	5
RSD	500,736	EUR	4,261	SCB	10/18/2024	17
TRY	12,000	USD	333	SCB	10/24/2024	10
KZT**	116,000	USD	240	ICBCSB	11/12/2024	— ^
UZS**	2,800,000	USD	216	CITI	11/20/2024	2
MYR**	3,150	USD	730	GS	12/6/2024	35
PEN**	480	USD	126	CGM	12/12/2024	4
USD	772	EUR	691	SCB	12/18/2024	— ^
UZS**	200,000	USD	14	SCB	2/7/2025	1
Total unrealized appreciation						322
BRL**	4,093	USD	757	SCB	10/2/2024	(5)
INR**	23,579	USD	282	CGM	10/9/2024	(— )^
USD	251	KZT**	121,000	CITI	10/11/2024	(— )^
KZT**	326,000	USD	677	ICBCSB	10/15/2024	(— )^
USD	385	KES**	50,000	CITI	10/15/2024	(2)
USD	675	KZT**	326,000	CITI	10/15/2024	(1)
USD	2,654	PEN**	10,128	CGM	10/16/2024	(77)
USD	1,070	ZAR	19,148	TDB	10/16/2024	(37)
MXN	4,992	USD	257	TDB	10/17/2024	(4)
EUR	4,271	RSD	500,736	SCB	10/18/2024	(7)
KZT**	534,504	USD	1,112	SG	10/28/2024	(5)
USD	45	KZT**	21,700	CITI	10/28/2024	(— )^
BRL**	29,254	USD	5,355	CGM	11/4/2024	(7)
USD	737	IDR**	11,540,419	CGM	11/18/2024	(21)
KZT**	823,586	USD	1,700	ICBCSB	11/26/2024	(1)
INR**	36,884	USD	440	CGM	11/29/2024	(1)
EUR	648	USD	725	SCB	12/18/2024	(1)
USD	9,586	EUR	8,587	SCB	12/18/2024	(3)
UZS**	5,300,000	USD	409	DB	12/23/2024	(1)
INR**	20,800	USD	248	CGM	12/24/2024	(1)
USD	14	UZS**	200,000	SCB	2/7/2025	(1)
TJS**	2,560	USD	232	JPM	3/14/2025	(1)
UZS**	5,260,000	USD	397	ICBCSB	4/2/2025	(4)
GTQ**	5,650	USD	714	CITI	9/3/2025	(4)
Total unrealized depreciation						(184)
Net unrealized appreciation						$138

**	Non-deliverable.
Artisan Partners Funds	7

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Positions Contracts
Euro-Bobl	(18)	12/6/2024	EUR	$(1,800)	$(2,405)	$(12)
Euro-Bund	(24)	12/6/2024	EUR	(2,400)	(3,604)	(37)
Euro-Schatz	(11)	12/6/2024	EUR	(1,100)	(1,312)	(4)
U.S. Treasury 2 Year Note	(41)	12/31/2024	USD	(8,200)	(8,538)	(7)
U.S. Treasury 5 Year Note	(92)	12/31/2024	USD	(9,200)	(10,109)	6
U.S. Treasury 10 Year Note	(46)	12/19/2024	USD	(4,600)	(5,257)	(7)
U.S. Treasury 10 Year Ultra Note	(11)	12/19/2024	USD	(1,100)	(1,301)	(1)
Net unrealized depreciation						$(62)

The Fund has recorded an asset of $72 as of September 30, 2024, related to the current day’s variation margin associated with these contracts.

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payment Made/Received	Termination Date	Notional Amount***	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Arab Republic of Egypt	1.00	Quarterly	6/20/2029	515	(102)	8	(94)
Republic of Colombia	1.00	Quarterly	6/20/2034	2,550	(330)	(45)	(375)
Republic of Turkey	1.00	Quarterly	12/20/2028	1,520	(106)	32	(74)
Total sell protection					(538)	(5)	(543)

***	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,585.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	9.52 monthly	Pay	9/14/2033	MXN 16,900	17	30	47
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 31,850	8	79	87
3 month JIBAR quarterly	9.80 quarterly	Pay	4/3/2034	ZAR 15,200	25	64	89
4 week TIIE monthly	9.47 monthly	Pay	3/31/2027	MXN 50,600	(21)	57	36
6 month PRIBOR semi-annually	3.82 annually	Pay	4/5/2034	CZK 79,500	(54)	188	134
4 week TIIE monthly	10.53 monthly	Pay	6/15/2026	MXN 283,100	53	263	316
6 month PRIBOR semi-annually	3.36 annually	Pay	8/9/2034	CZK 18,000	—	3	3
1 day MIBOR semi-annually	6.06 semi-annually	Pay	8/9/2029	INR 235,000	—	2	2
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 81,000	(8)	13	5

Total					20	699	719

The Fund has recorded a liability of $32 as of September 30, 2024, related to the current day’s variation margin associated with all centrally cleared swap contracts.

REVERSE REPURCHASE AGREEMENT

Values in thousands

Counterparty	Interest Rate	Trade Date	Maturity Date	Face value ($)	Face Value Including Accrued Interest ($)	Type of Non Cash Underlying Collateral	Remaining Contractual Maturity of Agreement
Morgan Stanley & Co International Plc	(3.00)%	9/23/2024	12/31/2049	(163)	(163)	Frigorifico Concepcion SA	Up to 25 Years*

*	Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

8	Artisan Partners Funds

ARTISAN FLOATING RATE FUND

Schedule of Investments — September 30, 2024

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 87.6%

AUTOMOBILE COMPONENTS - 0.1%
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 8.88%), 14.42%, 5/11/2028(1)	93	$106

BROADLINE RETAIL - 1.4%
Oculus Acquisition Corp. First Lien Term Loan
(SOFR + 3.50%), 8.75%, 11/8/2027(1)	993	994

BUILDING PRODUCTS - 0.5%
CP Atlas Buyer, Inc. First Lien Term Loan B
(SOFR + 3.75%), 8.70%, 11/23/2027(1)	403	397

CAPITAL MARKETS - 3.5%
Edelman Financial Engines Center LLC First Lien Term Loan
(SOFR + 3.25%), 8.10%, 4/7/2028(1)	1,336	1,333
Edelman Financial Engines Center LLC Second Lien Term Loan
(SOFR + 5.25%), 10.10%, 10/20/2028(1)	1,250	1,244
		2,577
COMMERCIAL SERVICES - 0.7%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.20%, 12/21/2028(1)	566	546

COMMERCIAL SERVICES & SUPPLIES - 1.6%
OMNIA Partners LLC First Lien Term Loan B
(SOFR + 3.25%), 8.53%, 7/25/2030(1)	474	475
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 8.35%, 11/14/2030(1)	674	667
		1,142
COMMUNICATIONS EQUIPMENT - 6.4%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.20%, 11/30/2029(1)	3,458	3,450
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.95%, 12/24/2030(1)	1,199	1,204
		4,654
CONTAINERS & PACKAGING - 1.4%
Ring Container Technologies Group LLC First Lien Term Loan
(SOFR + 2.75%), 7.60%, 8/14/2028(1)	998	996

DISTRIBUTORS - 1.6%
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 6.86%, 7/27/2028(1)	1,192	1,190

DIVERSIFIED CONSUMER SERVICES - 2.8%
Kuehg Corp. First Lien Term Loan C
(SOFR + 4.50%), 9.10%, 6/12/2030(1)	1,486	1,490
Wand Newco 3, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.01%, 1/30/2031(1)	611	610
		2,100
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
Zayo Group Holdings, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.96%, 3/9/2027(1)	649	592

ENTERTAINMENT - 0.7%
J&J Ventures Gaming LLC Delayed Draw Term Loan
(SOFR + 4.25%), 9.21%, 4/26/2028(1)	503	500

FINANCIAL SERVICES - 0.8%
Kestra Advisor Services Holdings A, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.06%, 3/19/2031(1)	187	187
	Principal Amount	Value
FINANCIAL SERVICES (continued)
Trans Union LLC First Lien Term Loan B5
(SOFR + 1.75%), 7.10%, 11/16/2026(1)	328	$328
		515
FOOD - 0.7%
Chefs’ Warehouse, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.85%, 8/23/2029(1)	479	479

FOOD PRODUCTS - 2.2%
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 8.56%, 10/10/2029(1)	257	255
Fiesta Purchaser, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.85%, 2/12/2031(1)	545	545
H-Food Holdings LLC First Lien Term Loan
(SOFR + 3.69%), 9.01%, 5/23/2025(1)	479	357
H-Food Holdings LLC First Lien Term Loan B2
(SOFR + 4.00%), 9.32%, 5/23/2025(1)	296	221
H-Food Holdings LLC First Lien Term Loan B3
(SOFR + 5.00%), 10.32%, 5/23/2025(1)	353	263
		1,641
FOOD SERVICE - 1.9%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 10.34%, 5/15/2028(1)	1,179	1,174
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, 13.50% PIK, 2/16/2027	241	200
		1,374
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Medline Borrower LP First Lien Term Loan
(SOFR + 2.75%), 7.60%, 10/23/2028(1)	396	396

HEALTH CARE PROVIDERS & SERVICES - 3.5%
GoodRx First Lien Term Loan B
(SOFR + 3.75%), 8.60%, 7/10/2029(1)	250	250
Mamba Purchaser, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.35%, 10/16/2028(1)	807	805
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.67%, 12/19/2030(1)	1,559	1,559
		2,614
HOTEL & RESORT REITS - 1.4%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 8.36%, 6/25/2031(1)	1,000	997

HOTELS, RESTAURANTS & LEISURE - 4.3%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.00%, 9/30/2030(1)	1,744	1,673
Motion Finco SARL First Lien B3
(SOFR + 3.50%), 8.10%, 11/13/2029(1)(2)	1,494	1,436
		3,109
HOUSEHOLD DURABLES - 2.1%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 8.20%, 6/29/2028(1)	1,637	1,538

INSURANCE - 19.8%
Acrisure LLC First Lien Term Loan B1
(SOFR + 3.00%), 7.96%, 2/16/2027(1)	1,166	1,161
AmWINS Group, Inc. First Lien Term Loan
(SOFR + 2.25%), 7.21%, 2/21/2028(1)	1,202	1,199
Amynta Agency Borrower, Inc. First Lien Term Loan B
(SOFR + 3.75%), 9.00%, 2/28/2028(1)	1,485	1,484
Artisan Partners Funds	9

	Principal Amount	Value
INSURANCE (continued)
Ardonagh Group Finance Pty Ltd. First Lien Term Loan B
(SOFR + 3.75%), 8.52%, 2/18/2031(1)(2)	1,000	$1,001
AssuredPartners, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.35%, 2/14/2031(1)	210	210
Baldwin Insurance Group Holdings LLC First Lien Term Loan
(SOFR + 3.25%), 8.10%, 5/26/2031(1)	1,228	1,228
BroadStreet Partners, Inc. First Lien Term Loan B
(SOFR + 3.25%), 8.10%, 5/9/2031(1)	1,555	1,548
Cross Financial Corp. First Lien Term Loan B2
(SOFR + 3.50%), 8.35%, 9/15/2027(1)	995	994
Hub International Ltd. First Lien Term Loan
(SOFR + 3.00%), 8.26%, 6/20/2030(1)	1,115	1,113
IMA Financial Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.10%, 11/1/2028(1)	1,183	1,181
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.40%, 3/15/2030(1)(2)	995	994
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.25%), 8.10%, 6/13/2031(1)	499	494
Truist Insurance Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.35%, 5/6/2032(1)	678	688
USI, Inc. First Lien Term Loan B
(SOFR + 2.75%), 7.35%, 11/21/2029(1)	1,165	1,161
		14,456
INVESTMENT COMPANIES - 4.4%
Nexus Buyer LLC First Lien Term Loan B
(SOFR + 4.00%), 9.25%, 7/31/2031(1)	1,950	1,932
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.20%, 11/1/2029(1)	1,211	1,205
		3,137
IT SERVICES - 1.5%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.20%, 12/6/2027(1)	780	747
StubHub Holdco Sub LLC First Lien Term Loan B
(SOFR + 4.75%), 9.60%, 3/15/2030(1)	360	359
		1,106
LEISURE PRODUCTS - 2.6%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 4.25%), 8.85%, 6/27/2031(1)	140	141
GSM Holdings, Inc. Term Loan First Lien
(SOFR + 5.00%), 9.20%, 9/29/2031(1)	1,000	930
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.85%, 5/30/2029(1)	804	805
		1,876
MACHINERY - 0.7%
Madison Safety & Flow LLC First Lien Term Loan B
(SOFR + 3.25%), 7.45%, 9/19/2031(1)	500	499

MEDIA - 1.3%
Virgin Media Bristol LLC First Lien Term Loan
(SOFR + 2.50%), 7.71%, 1/31/2028(1)	1,000	956

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
Forest City Enterprises LP First Lien Term Loan
(SOFR + 3.50%), 8.46%, 12/8/2025(1)	1,294	1,250

PROFESSIONAL SERVICES - 1.2%
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.35%, 8/9/2030(1)	845	846

SOFTWARE - 10.2%
Applied Systems, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.60%, 2/24/2031(1)	1,338	1,338
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.85%, 2/23/2032(1)	471	485
	Principal Amount	Value
SOFTWARE (continued)
CommerceHub, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.20%, 12/29/2027(1)	699	$649
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.20%, 12/29/2028(1)	60	47
Epicor Software Corp. First Lien Term Loan E
(SOFR + 3.25%), 8.10%, 5/30/2031(1)	1,036	1,036
Mobileum Acquisitionco LLC First Lien Term Loan
(SOFR + 1.00%), 5.95%, 9/11/2029(1)	338	323
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.10%, 7/27/2027(1)	737	461
Renaissance Holding Corp. First Lien Term Loan
(SOFR + 4.25%), 9.10%, 4/8/2030(1)	773	772
UKG, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.55%, 2/10/2031(1)	2,313	2,313
		7,424
SPECIALTY RETAIL - 1.0%
Evergreen Acqco 1 LP First Lien Term Loan
(SOFR + 3.75%), 8.39%, 4/26/2028(1)	710	710

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.1%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.57%, 12/1/2027(1)	870	724
Ivanti Software, Inc. First Lien Term Loan B1
(SOFR + 4.25%), 9.83%, 12/1/2027(1)	43	37
		761
TRANSPORTATION - 1.3%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.81%, 8/20/2029(1)	345	335
(SOFR + 8.00%), 13.13%, 8/20/2029(1)	812	609
		944
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
CCI Buyer, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.60%, 12/17/2027(1)	1,363	1,361

Total bank loans
(Cost $64,559)		63,783

CORPORATE BONDS - 2.8%

BANKS - 0.8%
Goldman Sachs Capital II
(SOFR + 1.03%), 6.04%, 10/28/2024(1)(3)	720	606

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(4)	226	202

FOOD PRODUCTS - 0.0%^
H-Food Holdings LLC
8.50%, 6/1/2026(4)	5	—	^

HOTELS, RESTAURANTS & LEISURE - 1.4%
TKC Holdings, Inc.
6.88%, 5/15/2028(4)	274	271
10.50%, 5/15/2029(4)	718	722
		993
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
S&S Holdings LLC
8.38%, 10/1/2031(4)	209	211

Total corporate bonds
(Cost $2,052)		2,012

Shares Held
PREFERRED STOCK - 0.3%
10	Artisan Partners Funds

	Shares Held		Value
TRANSPORTATION - 0.3%
Sirva Worldwide Preferred Stock (Cost $41)*	–	^	$182

COMMON STOCKS - 0.2%

SOFTWARE - 0.2%
Matrix Exit Equity	16		156

TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.*	2		5

Total common stocks
(Cost $93)			161

No. of Warrants‡
WARRANTS - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10
(Cost $—)(5)(6)(7)*	1	—

	Shares Held
SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(8) (Cost $755)	755	755

Total investments - 91.9%
(Cost $67,500)		66,893

Other assets less liabilities - 8.1%		5,922
Total net assets - 100.0%#		$72,815

(1)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of September 30, 2024.

(2)	The Fund considers the company to be from outside the United States.

Trading
Security	Country	Currency
Ardonagh Group Finance Pty Ltd. First Lien Term Loan B, 8.52%, 2/18/2031	Australia	USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan, 8.40%, 3/15/2030	Canada	USD
Motion Finco SARL First Lien B3, 8.10%, 11/13/2029	Luxembourg	USD

(3)	Perpetual security. The rate reflected was the rate in effect on September 30, 2024. The maturity date reflects the next call date.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Defaulted security.

(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(8)	Represents the current yield as of September 30, 2024.

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $184 or 0.3% of the total net assets as of September 30, 2024, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. Delayed Draw Term Loan	$121	$121	$– ^
Ryan LLC Delayed Draw Term Loan	63	62	(1)
	$184	$183	$(1)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$3,611	5.4%
Consumer Discretionary	12,827	19.2
Consumer Staples	3,494	5.2
Financials	22,541	33.7
Health Care	3,010	4.5
Industrials	4,561	6.8
Information Technology	14,101	21.1
Materials	996	1.5
Real Estate	997	1.5
Short-Term Investment	755	1.1
Total investments	$66,893	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	11

ARTISAN FOCUS FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands except per share amounts

	Shares Held	Value
COMMON STOCKS - 95.4%

AEROSPACE & DEFENSE - 15.0%
General Electric Co.	532	$100,349
Safran SA(1)	150	35,150
TransDigm Group, Inc.	27	38,347
		173,846
CAPITAL MARKETS - 10.0%
Moody’s Corp.	61	29,151
Nasdaq, Inc.	623	45,494
S&P Global, Inc.	80	41,413
		116,058
CHEMICALS - 4.0%
Linde plc	98	46,606

COMMUNICATIONS EQUIPMENT - 3.1%
Motorola Solutions, Inc.	79	35,469

ELECTRIC UTILITIES - 5.3%
Constellation Energy Corp.	238	62,006

ELECTRICAL EQUIPMENT - 2.3%
Siemens Energy AG(1)*	724	26,637

ENTERTAINMENT - 2.6%
Spotify Technology SA*	81	29,959

GROUND TRANSPORTATION - 2.6%
Canadian Pacific Kansas City Ltd.(1)	348	29,757

HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Intuitive Surgical, Inc.*	69	33,729

LIFE SCIENCES TOOLS & SERVICES - 4.5%
Danaher Corp.	63	17,478
Mettler-Toledo International, Inc.*	23	35,090
		52,568
PHARMACEUTICALS - 1.5%
Eli Lilly & Co.	20	17,615

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.4%
NVIDIA Corp.(2)	759	92,198
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	434	75,355
		167,553
SOFTWARE - 11.8%
Microsoft Corp.(2)	262	112,738
ServiceNow, Inc.*	27	24,371
		137,109
SPECIALIZED REITS - 7.4%
American Tower Corp.	143	33,159
Digital Realty Trust, Inc.	36	5,795
Equinix, Inc.	53	46,624
		85,578
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.0%
Apple, Inc.	399	92,868

Total common stocks
(Cost $838,620)		1,107,358
	No. of Contracts‡	Value
OPTIONS PURCHASED - 3.4%

CALL OPTIONS - 3.0%
ELECTRIC UTILITIES - 0.7%
Constellation Energy Corp.
12/20/2024 at USD 200.00; Notional Amount:
USD 29,668	1,141	$7,485

INTERACTIVE MEDIA & SERVICES - 2.2%
Meta Platforms, Inc.
12/20/2024 at USD 350.00; Notional Amount:
USD 64,285	1,123	25,501

LIFE SCIENCES TOOLS & SERVICES - 0.1%
Danaher Corp.
12/20/2024 at USD 280.00; Notional Amount:
USD 35,448	1,275	1,657
Total Call Options		34,643

PUT OPTIONS - 0.4%
ENTERTAINMENT - 0.1%
Spotify Technology SA
11/15/2024 at USD 350.00; Notional Amount:
USD 28,229	766	1,187

SOFTWARE - 0.3%
Microsoft Corp.
11/15/2024 at USD 425.00; Notional Amount:
USD 114,460	2,660	3,279

SPECIALIZED REITS - 0.0%^
American Tower Corp.
10/18/2024 at USD 230.00; Notional Amount:
USD 31,582	1,358	523
Total Put Options		4,989
Total Options Purchased
(Cost $27,809)		39,632

	Shares Held
SHORT-TERM INVESTMENT - 0.9%

INVESTMENT COMPANY - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(3) (Cost $10,467)	10,467	10,467

Total investments - 99.7%
(Cost $876,896)		1,157,457

WRITTEN OPTION CONTRACTS - (0.3)%
(Premiums received $(3,811))		(3,263)

Other assets less liabilities - 0.6%		6,808
Total net assets - 100.0%#		$1,161,002

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Canadian Pacific Kansas City Ltd.	Canada	USD
Safran SA	France	EUR
Siemens Energy AG	Germany	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for written options.

(3)	Represents the current yield as of September 30, 2024.
12	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$56,647	4.9%
Financials	116,058	10.0
Health Care	105,569	9.1
Industrials	230,239	19.9
Information Technology	436,279	37.7
Materials	46,606	4.0
Real Estate	86,101	7.5
Utilities	69,491	6.0
Short-Term Investment	10,467	0.9
Total investments	$1,157,457	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	50,076	USD	36,512	JPM	10/15/2024	$525
EUR	44,753	USD	49,217	JPM	10/15/2024	628
USD	27,553	CAD	37,079	JPM	10/15/2024	128
USD	8,244	EUR	7,376	JPM	10/15/2024	29
Total unrealized appreciation						1,310
EUR	36,075	USD	40,398	JPM	10/15/2024	(218)
USD	36,668	CAD	50,076	JPM	10/15/2024	(370)
USD	138,784	EUR	126,607	JPM	10/15/2024	(2,227)
Total unrealized depreciation						(2,815)
Net unrealized depreciation						$(1,505)

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options

Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/ (Received) by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
1,358	American Tower Corp.	$240.00	$31,582	11/15/24	$(582)	$(693)	$(110)
3,621	Constellation Energy Corp.	300.00	94,153	11/15/24	(2,351)	(1,810)	540
766	Spotify Technology SA	410.00	28,229	11/15/24	(878)	(760)	118
Total written option contracts					$(3,811)	$(3,263)	$548

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	13

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.1%

CANADA - 1.3%
Altus Group Ltd.	38	$1,554
Colliers International Group, Inc.	11	1,715
		3,269
CHINA - 0.9%
Trip.com Group Ltd., ADR*	38	2,251

DENMARK - 4.0%
Ascendis Pharma A/S, ADR*	45	6,750
Novonesis (Novozymes) B, Class B	42	3,027
		9,777
GERMANY - 7.9%
adidas AG	26	6,982
Douglas AG*	67	1,543
Gerresheimer AG	42	3,755
Nemetschek SE	37	3,811
Sartorius AG (Preference)	11	3,075
		19,166
HONG KONG - 2.8%
Techtronic Industries Co. Ltd.	447	6,789

ITALY - 1.0%
Brunello Cucinelli SpA	22	2,422
NETHERLANDS - 5.3%
Argenx SE, ADR*	19	10,064
Redcare Pharmacy NV(1)*	20	2,816
		12,880
SINGAPORE - 1.6%
Sea Ltd., ADR*	40	3,802

SWEDEN - 1.7%
MIPS AB(1)	78	4,176
SWITZERLAND - 2.5%
Galderma Group AG*	39	3,642
Sandoz Group AG	57	2,374
		6,016
UNITED KINGDOM - 9.0%
Babcock International Group plc	800	5,054
London Stock Exchange Group plc	61	8,325
Melrose Industries plc	714	4,347
Smiths Group plc	186	4,164
		21,890
UNITED STATES - 56.1%
Advanced Micro Devices, Inc.*	16	2,556
Arista Networks, Inc.*	4	1,716
Atlassian Corp., Class A*	17	2,693
Bentley Systems, Inc., Class B	57	2,879
CCC Intelligent Solutions Holdings, Inc.*	272	3,004
Clearwater Analytics Holdings, Inc., Class A*	200	5,047
Coherent Corp.*	11	992
Elastic NV*	23	1,753
Equifax, Inc.	12	3,423
Flex Ltd.*	59	1,968
Gitlab, Inc., Class A*	29	1,498
GoDaddy, Inc., Class A*	12	1,942
Guidewire Software, Inc.*	28	5,069
Hubbell, Inc., Class B	10	4,393
HubSpot, Inc.*	6	2,931
	Shares Held	Value
UNITED STATES (continued)
Illumina, Inc.*	14	$1,769
Ingersoll Rand, Inc.	30	2,910
Insmed, Inc.*	27	1,981
iRhythm Technologies, Inc.*	42	3,090
Lattice Semiconductor Corp.*	100	5,313
Liberty Media Corp-Liberty Formula One, Class C*	47	3,611
Live Nation Entertainment, Inc.*	28	3,021
MACOM Technology Solutions Holdings, Inc.*	64	7,176
Monday.com Ltd.*	9	2,458
Monolithic Power Systems, Inc.	3	2,805
ON Semiconductor Corp.*	45	3,294
Onto Innovation, Inc.*	15	3,147
Pool Corp.	6	2,224
Quanta Services, Inc.	13	3,830
Saia, Inc.*	9	4,068
Samsara, Inc., Class A*	25	1,201
Spotify Technology SA*	15	5,501
Tetra Tech, Inc.	46	2,180
Tradeweb Markets, Inc., Class A	27	3,331
Trex Co., Inc.*	44	2,943
Twist Bioscience Corp.*	97	4,364
Tyler Technologies, Inc.*	17	9,749
Veeva Systems, Inc., Class A*	16	3,305
Veracyte, Inc.*	84	2,874
West Pharmaceutical Services, Inc.	17	5,229
Westinghouse Air Brake Technologies Corp.	18	3,303
		136,541
Total common stocks
(Cost $163,112)		228,979

SHORT-TERM INVESTMENT - 4.9%
2
INVESTMENT COMPANY - 4.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $12,033)	12,033	12,033

Total investments - 99.0% (Cost $175,145)		241,012

Other assets less liabilities - 1.0%		2,383

Total net assets - 100.0%#		$243,395

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $6,992 or 2.9% of net assets.
(2)	Represents the current yield as of September 30, 2024.

14	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$15,935	6.6%
Consumer Discretionary	19,598	8.1
Consumer Staples	2,816	1.2
Financials	11,656	4.8
Health Care	52,272	21.7
Industrials	47,404	19.7
Information Technology	73,002	30.2
Materials	3,027	1.3
Real Estate	3,269	1.4
Short-Term Investment	12,033	5.0
Total investments	$241,012	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	15

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.7%

BELGIUM - 3.2%
Financiere de Tubize SA	18	$2,668
UCB SA	18	3,229
		5,897
CANADA - 1.2%
Shopify, Inc., Class A*	28	2,206

CHILE - 0.7%
Holding Bursatil Regional SA	320	1,288

CHINA - 1.1%
Innovent Biologics, Inc.(1)*	341	2,066

DENMARK - 5.0%
NKT A/S*	35	3,263
Novo Nordisk A/S, Class B	43	5,026
Novonesis (Novozymes) B, Class B	11	812
		9,101
FRANCE - 8.3%
Accor SA	27	1,152
Air Liquide SA	38	7,342
BNP Paribas SA	13	874
Bureau Veritas SA	14	454
Dassault Aviation SA	6	1,287
Engie SA	153	2,651
Pernod Ricard SA	9	1,321
		15,081
GERMANY - 3.3%
flatexDEGIRO AG	68	979
TUI AG*	647	4,922
		5,901
ITALY - 9.3%
BFF Bank SpA(1)	792	8,685
Leonardo SpA	73	1,632
Mediobanca Banca di Credito Finanziario SpA	143	2,442
UniCredit SpA	62	2,725
Wizz Air Holdings plc(1)*	68	1,312
		16,796
JAPAN - 4.3%
Mitsui Fudosan Co. Ltd.	8	76
Nippon Sanso Holdings Corp.	53	1,938
Otsuka Holdings Co. Ltd.	43	2,424
Resona Holdings, Inc.	74	511
Sumitomo Mitsui Financial Group, Inc.	106	2,239
Takeuchi Manufacturing Co. Ltd.	20	607
		7,795
NETHERLANDS - 0.5%
Heineken NV	10	855

RUSSIA - 0.0%
Sberbank of Russia PJSC(2)(3)(4)	1,137	—

SOUTH KOREA - 2.4%
Hanwha Aerospace Co. Ltd.	7	1,552
Hanwha Industrial Solutions Co. Ltd.*	8	193
LIG Nex1 Co. Ltd.	16	2,520
		4,265
SPAIN - 1.8%
Aena SME SA(1)	15	3,303
	Shares Held	Value
SWITZERLAND - 7.5%
Galderma Group AG*	11	$977
Medacta Group SA(1)	5	788
SGS SA	31	3,407
UBS Group AG	275	8,472
		13,644
UNITED KINGDOM - 12.9%
3i Group plc	38	1,677
Babcock International Group plc	573	3,619
BAE Systems plc	341	5,646
British American Tobacco plc	37	1,345
Domino’s Pizza Group plc	523	2,105
Melrose Industries plc	575	3,500
National Grid plc	320	4,405
Reckitt Benckiser Group plc	17	1,026
		23,323
UNITED STATES - 36.2%
Amazon.com, Inc.*	39	7,300
Aon plc, Class A	10	3,552
Arthur J Gallagher & Co.	13	3,785
Cigna Group (The)	8	2,763
Coca-Cola Co. (The)	50	3,583
CoStar Group, Inc.*	31	2,347
FactSet Research Systems, Inc.	4	1,853
Geron Corp.*	393	1,784
Halozyme Therapeutics, Inc.*	135	7,713
Intuit, Inc.	2	1,282
Legend Biotech Corp., ADR*	24	1,176
Linde plc	2	1,006
Meta Platforms, Inc., Class A	7	3,945
Microsoft Corp.	5	1,996
Natera, Inc.*	64	8,150
Netflix, Inc.*	3	1,922
S&P Global, Inc.	3	1,761
Stryker Corp.	7	2,499
TransUnion	19	1,950
Visa, Inc., Class A	20	5,398
		65,765
Total common stocks
(Cost $144,825)		177,286

SHORT-TERM INVESTMENT - 0.8%
2
INVESTMENT COMPANY - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(5) (Cost $1,539)	1,539	1,539

Total investments - 98.5% (Cost $146,364)		178,825

Other assets less liabilities - 1.5%		2,671

Total net assets - 100.0%#		$181,496

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $16,154 or 8.9% of net assets.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

16	Artisan Partners Funds

(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	9/16/2021 - 2/11/2022	$4,750	$—	0.0%

(5)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,867	3.3%
Consumer Discretionary	15,479	8.7
Consumer Staples	8,130	4.5
Financials	46,241	25.7
Health Care	41,263	23.1
Industrials	34,245	19.2
Information Technology	5,484	3.1
Materials	11,098	6.2
Real Estate	2,423	1.4
Utilities	7,056	3.9
Short-Term Investment	1,539	0.9
Total investments	$178,825	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	17

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

BRAZIL - 1.1%
NU Holdings Ltd., Class A*	2,028	$27,678

CANADA - 1.8%
Shopify, Inc., Class A*	569	45,581

CHINA - 3.7%
Meituan, Class B(1)*	720	15,930
Tencent Holdings Ltd.	1,366	78,113
		94,043
DENMARK - 3.6%
Novo Nordisk A/S, Class B	791	92,930

GERMANY - 2.9%
adidas AG	282	74,606

HONG KONG - 3.6%
Techtronic Industries Co. Ltd.	6,110	92,826

JAPAN - 3.8%
Hoya Corp.	268	36,934
Keyence Corp.	125	59,216
		96,150
NETHERLANDS - 3.3%
Argenx SE, ADR*	157	85,165

SINGAPORE - 1.0%
Sea Ltd., ADR*	272	25,645

SWITZERLAND - 2.7%
Lonza Group AG	108	68,437

TAIWAN - 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	579	100,627

UNITED KINGDOM - 9.7%
AstraZeneca plc	331	51,252
BAE Systems plc	3,064	50,699
London Stock Exchange Group plc	653	89,223
RELX plc	676	31,716
Unilever plc	398	25,769
		248,659
UNITED STATES - 54.9%
Advanced Micro Devices, Inc.*	766	125,734
Alphabet, Inc., Class A	340	56,458
Amazon.com, Inc.*	357	66,512
Apple, Inc.	276	64,381
Arista Networks, Inc.*	109	41,860
ARM Holdings plc, ADR*	199	28,445
Atlassian Corp., Class A*	158	25,017
Boston Scientific Corp.*	1,485	124,403
Chipotle Mexican Grill, Inc., Class A*	469	27,020
CoStar Group, Inc.*	403	30,417
Danaher Corp.	257	71,420
Eaton Corp. plc	114	37,814
Ecolab, Inc.	161	41,175
Ferguson Enterprises, Inc.	97	19,174
GE Vernova, Inc.*	41	10,358
Ingersoll Rand, Inc.	315	30,900
Intuit, Inc.	107	66,659
Linde plc	117	55,677
Microsoft Corp.	103	44,429
	Shares Held	Value
UNITED STATES (continued)
Netflix, Inc.*	145	$102,867
NIKE, Inc., Class B	235	20,808
ON Semiconductor Corp.*	419	30,453
Oracle Corp.	293	49,912
Quanta Services, Inc.	159	47,359
S&P Global, Inc.	80	41,263
Veeva Systems, Inc., Class A*	113	23,673
Vertex Pharmaceuticals, Inc.*	66	30,593
West Pharmaceutical Services, Inc.	162	48,679
Xylem, Inc.	297	40,065
		1,403,525
Total common stocks
(Cost $1,645,505)		2,455,872

SHORT-TERM INVESTMENT - 3.4%
2
INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $87,572)	87,572	87,572

Total investments - 99.5% (Cost $1,733,077)		2,543,444

Other assets less liabilities - 0.5%		13,560

Total net assets - 100.0%#		$2,557,004

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $15,930 or 0.6% of net assets.
(2)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$263,083	10.3%
Consumer Discretionary	204,876	8.1
Consumer Staples	25,769	1.0
Financials	158,164	6.2
Health Care	633,486	24.9
Industrials	360,911	14.2
Information Technology	682,314	26.9
Materials	96,852	3.8
Real Estate	30,417	1.2
Short-Term Investment	87,572	3.4
Total investments	$2,543,444	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

18	Artisan Partners Funds

ARTISAN GLOBAL UNCONSTRAINED FUND

Consolidated Schedule of Investments — September 30, 2024

Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

		Principal Amount	Value
SOVEREIGN GOVERNMENT BONDS AND CREDIT-LINKED NOTES - 55.5%

ALBANIA - 1.7%
Albanian Government Bond
4.21%, 1/15/2026	ALL	23,100	$262
5.00%, 2/24/2026	ALL	16,200	186
6.00%, 2/13/2028	ALL	12,500	149
5.25%, 1/26/2029	ALL	21,500	249
5.63%, 11/8/2030	ALL	26,000	307
Republic of Albania
5.90%, 6/9/2028(1)	EUR	720	838
			1,991
ANGOLA - 0.9%
Republic of Angola
6.93%, 2/19/2027(1)		57	56
8.25%, 5/9/2028(1)		290	275
9.13%, 11/26/2049(1)		850	703
			1,034
ARMENIA - 0.2%
Republic of Armenia
9.25%, 4/29/2028	AMD	75,000	191

BAHAMAS - 5.5%
Commonwealth of the Bahamas
6.00%, 11/21/2028(1)		3,679	3,448
9.00%, 6/16/2029(1)		902	931
6.95%, 11/20/2029(1)		404	380
8.95%, 10/15/2032(1)		1,746	1,779
			6,538
BENIN - 2.1%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,560	1,550
6.88%, 1/19/2052(1)	EUR	1,000	930
			2,480
CAMEROON - 1.5%
Republic of Cameroon
9.50%, 11/19/2025(1)		1,167	1,165
5.95%, 7/7/2032(1)	EUR	720	649
			1,814
COLOMBIA - 1.8%
Republic of Colombia
8.00%, 11/14/2035		2,006	2,138

DOMINICAN REPUBLIC - 0.0%^
Dominican Republic Government Bond
6.50%, 11/27/2026(1)	DOP	1,230	19

EGYPT - 0.9%
Arab Republic of Egypt
6.38%, 4/11/2031(1)	EUR	240	224
7.50%, 2/16/2061(1)		1,200	867
			1,091
EL SALVADOR - 0.0%^
Republic of El Salvador
0.25%, 4/17/2030 IO(1)		747	15
		Principal Amount	Value
GABON - 1.2%
Gabonese Republic
6.95%, 6/16/2025(1)		1,580	$1,482

GEORGIA - 0.9%
Republic of Georgia
2.75%, 4/22/2026(1)		1,070	1,013

GUATEMALA - 0.5%
Republic of Guatemala
4.50%, 5/3/2026(1)		550	541

ICELAND - 3.7%
Republic of Iceland
8.00%, 6/12/2025	ISK	181,500	1,333
6.75%, 10/15/2026	ISK	428,443	3,090
			4,423
INDIA - 2.4%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029(1)	INR	80,000	961
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	63,000	742
Republic of India
7.54%, 5/23/2036	INR	88,000	1,108
			2,811
INDONESIA - 3.3%
Republic of Indonesia
6.88%, 4/15/2029	IDR	15,900,000	1,078
7.50%, 8/15/2032	IDR	19,200,000	1,343
7.13%, 6/15/2042	IDR	21,250,000	1,458
			3,879
IRAQ - 3.8%
Republic of Iraq
5.80%, 1/15/2028(1)		4,630	4,486

IVORY COAST - 1.0%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	186	197
5.88%, 10/17/2031(1)	EUR	380	400
6.88%, 10/17/2040(1)	EUR	600	590
			1,187
JAMAICA - 0.7%
Jamaica Government Bond
9.63%, 11/3/2030	JMD	119,500	804

KENYA - 0.0%^
Republic of Kenya
9.75%, 2/16/2031(1)		5	5

NAMIBIA - 0.4%
Republic of Namibia
5.25%, 10/29/2025(1)		500	495

NIGERIA - 0.5%
Federal Republic of Nigeria
7.63%, 11/21/2025(1)		610	610

PAKISTAN - 1.5%
Islamic Republic of Pakistan
6.88%, 12/5/2027(1)		1,130	1,026
7.38%, 4/8/2031(1)		825	699
			1,725

Artisan Partners Funds	19

		Principal Amount	Value
PAPUA NEW GUINEA - 1.2%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		1,495	$1,458

PARAGUAY - 1.5%
Paraguay Treasury Credit-Linked Note
9.03%, 2/15/2030(2)(3)(4)		843	802
8.00%, 3/3/2036(2)(3)(4)		298	276
Republic of Paraguay
7.90%, 2/9/2031(5)	PYG	1,800,000	235
7.90%, 2/9/2031(1)	PYG	3,984,000	520
			1,833
PERU - 6.1%
Bonos de la Tesoreria
5.94%, 2/12/2029	PEN	16,160	4,518
7.30%, 8/12/2033(1)	PEN	4,650	1,356
5.40%, 8/12/2034	PEN	5,400	1,368
			7,242
RWANDA - 0.7%
Republic of Rwanda
5.50%, 8/9/2031(1)		990	819

SERBIA - 4.1%
Republic of Serbia
7.00%, 10/26/2031	RSD	222,900	2,353
4.50%, 8/20/2032	RSD	276,330	2,499
			4,852
SURINAME - 1.5%
Suriname Government International Bond
4.95% Cash, 3.00% PIK, 7/15/2033(1)		1,815	1,742

TAJIKISTAN - 0.9%
Republic of Tajikistan
7.13%, 9/14/2027(1)		1,030	1,010

TUNISIA - 1.9%
Tunisian Republic
5.75%, 1/30/2025(1)		1,110	1,075
6.38%, 7/15/2026(1)	EUR	1,155	1,161
			2,236
UZBEKISTAN - 0.5%
Republic of Uzbekistan International Bond
5.38%, 5/29/2027(1)	EUR	500	560

VIETNAM - 1.0%
Socialist Republic of Vietnam
4.80%, 11/19/2024(1)		1,180	1,178

ZAMBIA - 1.6%
Republic of Zambia
5.75%, 6/30/2033(1)(6)		1,483	1,306
0.50%, 12/31/2053(1)		1,284	631
			1,937
Total Sovereign government bonds and credit-linked notes (Cost $62,987)			65,639

CORPORATE BONDS - 14.7%

BRAZIL - 2.9%
Karoon USA Finance, Inc.
10.50%, 5/14/2029(1)		900	925
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		1,123	961
		Principal Amount	Value
OHI Group SA
13.00%, 7/22/2029(1)		900	$895
Trident Energy Finance plc
12.50%, 11/30/2029(1)		490	515
Unigel Luxembourg SA
8.75%, 10/1/2026(1)(7)		340	85
			3,381
CAMEROON - 1.0%
Golar LNG Ltd.
7.75%, 9/19/2029(1)		1,200	1,197
CHILE - 0.5%
ATP Tower Holdings LLC
4.05%, 4/27/2026(1)		540	527

COLOMBIA - 0.9%
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		655	564
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		560	532
			1,096
CZECH REPUBLIC - 0.9%
Energo-Pro A/S
8.50%, 2/4/2027(1)		600	605
11.00%, 11/2/2028(1)		455	492
			1,097
DOMINICAN REPUBLIC - 2.5%
Banco Central de la Republica Dominicana
12.00%, 10/3/2025(1)	DOP	22,700	379
13.00%, 12/5/2025(1)	DOP	64,500	1,091
13.00%, 1/30/2026(1)	DOP	58,270	991
9.00%, 12/11/2026(1)	DOP	33,750	537
			2,998
MEXICO - 1.0%
Petroleos Mexicanos
6.95%, 1/28/2060		1,630	1,169

MOLDOVA, REPUBLIC OF - 0.6%
Aragvi Finance International DAC
8.45%, 4/29/2026(1)		701	647

NETHERLANDS - 0.5%
VEON Holdings BV
3.38%, 11/25/2027(1)		660	579

NIGERIA - 0.4%
SEPLAT Energy plc
7.75%, 4/1/2026(1)		490	491

PARAGUAY - 0.2%
Frigorifico Concepcion SA
7.70%, 7/21/2028(1)(8)		380	266

SINGAPORE - 0.5%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029(1)		550	563

TURKEY - 0.9%
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036(1)		1,186	1,115

UNITED KINGDOM - 0.4%
3T Global Holdco Ltd.
11.25%, 5/22/2028		500	506

UZBEKISTAN - 1.5%
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027(1)	UZS	22,900,000	1,773

20	Artisan Partners Funds

	Principal Amount	Value
Total corporate bonds (Cost $17,381)		$17,405

	Shares Held
COMMON STOCKS - 4.2%

AUSTRALIA - 0.2%
Emerald Resources NL*	36	96
OceanaGold Corp.	17	48
Resolute Mining Ltd.*	100	51
West African Resources Ltd.*	50	45
		240
CANADA - 1.3%
Africa Oil Corp.	210	272
Allied Gold Corp.*	43	101
Asante Gold Corp.*	50	53
Centerra Gold, Inc.	25	179
Dundee Precious Metals, Inc.	10	95
G Mining Ventures Corp.	26	179
Galiano Gold, Inc.*	30	43
K92 Mining, Inc.*	17	96
Lundin Gold, Inc.	5	97
New Gold, Inc.*	66	190
Orla Mining Ltd.*	22	86
Thor Explorations Ltd.*	100	22
Torex Gold Resources, Inc.*	9	172
		1,585
COLOMBIA - 1.9%
Aris Mining Corp.*	478	2,197

GEORGIA - 0.6%
Georgia Capital plc*	58	721

PERU - 0.0%^
Hochschild Mining plc*	20	49

UNITED STATES - 0.2%
Aura Minerals, Inc.	17	203
Total common stocks (Cost $4,415)		4,995

	Principal Amount
BANK LOANS - 2.2%

PARAGUAY - 0.5%
Frigorifico Concepcion First Lien Term Loan B
(SOFR + 5.50%), 10.43%, 12/8/2026(2)(3)(9)	800	672

TANZANIA - 1.7%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.45%), 10.32%, 3/6/2031(2)(3)(9)	2,000	1,980

Total bank loans (Cost $2,800)		2,652

	No. of Contracts‡
OPTION PURCHASED - 0.0%^

Put Option - 0.0%^
Future Equity Index Options - 0.0%^
S&P 500 E-Mini Index
12/20/2024 at USD 4,600.00; Notional Amount: USD 172(10) (Cost $64)	6	4

Total Option Purchased (Cost $64)		4
		Principal Amount	Value
SHORT-TERM INVESTMENTS - 17.2%

SOVEREIGN GOVERNMENT TREASURY BILLS - 10.5%
Arab Republic of Egypt
28.67%, 11/19/2024(11)	EGP	13,775	$274
28.80%, 11/26/2024(11)	EGP	40,300	799
28.85%, 12/10/2024(11)	EGP	51,800	1,016
28.95%, 12/17/2024(11)	EGP	118,000	2,302
28.95%, 12/24/2024(11)	EGP	79,900	1,550
28.78%, 2/25/2025(11)	EGP	43,125	800
28.74%, 3/18/2025(11)	EGP	29,500	539
Federal Republic of Nigeria
26.76%, 3/6/2025(11)	NGN	920,000	494
27.46%, 4/10/2025(11)	NGN	420,000	220
Nigeria OMO Bill
28.31%, 5/27/2025(11)	NGN	480,000	242
28.68%, 6/17/2025(11)	NGN	456,000	227
Republic of Albania
3.21%, 11/28/2024(11)	ALL	11,800	132
3.12%, 12/12/2024(11)	ALL	23,000	258
3.36%, 1/30/2025(11)	ALL	16,000	178
3.37%, 2/13/2025(11)	ALL	22,000	245
3.17%, 4/17/2025(11)	ALL	30,500	338
3.44%, 5/1/2025(11)	ALL	28,000	310
Republic of Armenia
8.99%, 12/2/2024(11)	AMD	78,000	198
8.53%, 2/3/2025(11)	AMD	72,000	181
Republic of Iceland
8.24%, 10/16/2024(11)	ISK	168,000	1,238
9.04%, 11/20/2024(11)	ISK	128,005	935
Total sovereign government treasury bills (Cost $12,508)			12,476

U.S. TREASURY OBLIGATION - 2.3%
U.S. Treasury Bill
4.59%, 11/19/2024 (Cost $2,782)(11)		2,800	2,782

REPURCHASE AGREEMENTS - 3.3%

JPMorgan Chase Bank, N.A., Dated 9/19/24, with an interest rate of 4.10% payable by the Fund, collateralized by Par USD 250 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $267(12)		274	274
JPMorgan Chase Bank, N.A., Dated 9/19/24, with an interest rate of 4.20% payable by the Fund, collateralized by Par USD 500 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $535(12)		549	549
JPMorgan Chase Bank, N.A., Dated 9/19/24, with an interest rate of 4.30% payable by the Fund, collateralized by Par USD 950 Republic of Paraguay, 2.74% due 1/29/2033 and a market value of $814(12)		822	822
JPMorgan Chase Bank, N.A., Dated 9/19/24, with an interest rate of 4.60% payable by the Fund, collateralized by Par USD 865 Dominican Republic Government Bond, 4.88% due 9/23/2032 and a market value of $828(12)		849	849

Artisan Partners Funds	21

	Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
JPMorgan Chase Bank, N.A., Dated 9/30/24, with an interest rate of 3.00% payable by the Fund, collateralized by Par USD 1,540 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $1,333(12)	1,362	$1,362
Total Repurchase Agreements (Cost $3,856)		3,856

	Shares Held
INVESTMENT COMPANIES - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(13)	1,274	1,274
Federated Treasury Obligations Fund - Institutional Class, 4.81%(13)	4	4
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 4.87%(13)	4	4

Total investment companies (Cost $1,282)		1,282

Total short-term investments (Cost $20,428)		20,396

Total investments - 93.8% (Cost $108,075)		111,091

SECURITIES SOLD SHORT - (5.5)%

COMMON STOCKS - (2.3)%

AUSTRALIA - (0.2)%
Evolution Mining Ltd.	(86)	(276)

BURKINA FASO - (0.2)%
IAMGOLD Corp.	(46)	(241)

CANADA - (0.4)%
Agnico Eagle Mines Ltd.	(3)	(241)
Barrick Gold Corp.	(12)	(229)
		(470)
GEORGIA - (0.4)%
Bank of Georgia Group plc	(4)	(196)
TBC Bank Group plc	(6)	(213)
		(409)
UNITED KINGDOM - (0.9)%
Ashmore Group plc	(396)	(1,084)

UNITED STATES - (0.2)%
Newmont Corp.	(5)	(240)

Total common stocks (Proceeds $(2,484))		(2,720)

	Principal Amount
SOVEREIGN GOVERNMENT BONDS - (3.2)%

COSTA RICA - (0.7)%
Republic of Costa Rica
6.55%, 4/3/2034(1)(14)	(750)	(802)

DOMINICAN REPUBLIC - (0.7)%
Dominican Republic Government Bond
4.88%, 9/23/2032(1)(14)	(865)	(828)

PARAGUAY - (0.7)%
Republic of Paraguay
2.74%, 1/29/2033(1)(14)	(950)	(814)
	Principal Amount	Value
SENEGAL - (1.1)%
Republic of Senegal
6.25%, 5/23/2033(1)(14)	(1,540)	$(1,333)

Total Sovereign government bonds (Proceeds $(3,633))		(3,777)

Total securities sold short (Proceeds $(6,117))		(6,497)

Total investments after securities sold short - 88.3% (Cost $101,958)		104,594

REVERSE REPURCHASE AGREEMENT - (0.2)% (Proceeds $(200))		(200)

Other assets less liabilities - 11.9%		13,975

Total net assets - 100.0%#		$118,369

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $51,103 or 43.2% of net assets.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,730, or 3.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Credit-Linked Note, 9.03%, 2/15/2030	8/17/2023 - 3/4/2024	$841	$802	0.7%
Paraguay Treasury Credit-Linked Note, 8.00%, 3/3/2036	3/27/2024	298	276	0.2%

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of September 30, 2024.
(7)	Defaulted security.
(8)	All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.
(9)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of September 30, 2024.
(10)	One contract is equal to 50 shares.
(11)	Yield to maturity.
(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(13)	Represents the current yield as of September 30, 2024.
(14)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements. See note 2(o) in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$579	0.5%
Consumer Discretionary	506	0.5
Consumer Staples	1,585	1.4
Energy	7,520	6.8
Financials	7,476	6.7
Industrials	1,642	1.5
Materials	4,087	3.7
Sovereign Government Securities	65,639	59.0
Utilities	1,661	1.5
Short-Term Investments	20,396	18.4
Total investments	$111,091	100.0%

22	Artisan Partners Funds

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL**	30,065	USD	5,492	JPM	10/2/2024	$28
BRL**	1,363	USD	248	SCB	10/2/2024	2
EUR	1,957	HUF	770,000	SCB	10/2/2024	21
INR**	44,433	USD	529	JPM	10/9/2024	1
TRY	180,020	USD	5,092	SCB	10/10/2024	130
USD	1,085	COP**	4,519,959	JPM	10/10/2024	12
KES**	56,000	USD	412	CITI	10/15/2024	22
KES**	14,000	USD	104	ICBCSB	10/15/2024	4
INR**	41,208	USD	490	SCB	10/17/2024	1
USD	1,136	MXN	22,039	TDB	10/17/2024	19
AMD**	62,000	USD	154	ICBCSB	10/18/2024	5
RSD	296,400	EUR	2,523	SCB	10/18/2024	10
TRY	28,000	USD	775	SCB	10/24/2024	24
TWD**	54,405	USD	1,707	SCB	10/24/2024	15
EUR	1,934	HUF	770,000	JPM	11/5/2024	2
KZT**	380,000	USD	785	ICBCSB	11/12/2024	1
UZS**	4,300,000	USD	331	CITI	11/20/2024	3
USD	831	EUR	744	SCB	12/18/2024	— ^
UZS**	1,700,000	USD	120	SCB	2/7/2025	9
Total unrealized appreciation						309
BRL**	6,239	USD	1,153	SCB	10/2/2024	(9)
HUF	770,000	EUR	1,939	JPM	10/2/2024	(1)
INR**	56,547	USD	675	JPM	10/9/2024	(1)
KZT**	536,100	USD	1,113	ICBCSB	10/15/2024	(— )^
USD	541	KES**	70,000	DB	10/15/2024	(1)
USD	986	KZT**	476,000	CITI	10/15/2024	(2)
USD	6,960	PEN**	26,556	JPM	10/16/2024	(202)
USD	2,263	ZAR	40,508	TDB	10/16/2024	(79)
USD	362	RSD	38,432	SCB	10/18/2024	(3)
KZT**	120,000	USD	250	SCB	10/24/2024	(2)
USD	1,706	TWD**	54,405	SCB	10/24/2024	(15)
KZT**	203,044	USD	423	SG	10/28/2024	(2)
BRL**	18,834	USD	3,448	JPM	11/4/2024	(4)
USD	1,747	GEL**	4,800	CITI	11/8/2024	(7)
USD	1,087	GEL**	3,000	CITI	11/18/2024	(8)
USD	908	GEL**	2,600	ICBCSB	11/18/2024	(41)
USD	2,614	IDR**	40,760,755	JPM	11/18/2024	(65)
KZT**	730,366	USD	1,507	ICBCSB	11/26/2024	(1)
EUR	77	USD	87	SCB	12/18/2024	(— )^
USD	22,321	EUR	19,994	SCB	12/18/2024	(6)
KZT**	225,000	USD	463	CITI	12/19/2024	(1)
UZS**	9,000,000	USD	694	DB	12/23/2024	(1)
INR**	46,700	USD	557	JPM	12/24/2024	(2)
USD	2,155	CNH	15,300	SCB	2/4/2025	(50)
USD	119	UZS**	1,700,000	SCB	2/7/2025	(10)
TJS**	3,660	USD	332	JPM	3/14/2025	(1)
USD	5,715	CNH	40,630	SCB	3/18/2025	(154)
USD	1,740	TWD**	54,405	JPM	3/24/2025	(19)
UZS**	9,300,000	USD	702	ICBCSB	4/2/2025	(7)
INR**	22,600	USD	267	JPM	5/27/2025	(1)
GTQ**	8,550	USD	1,081	CITI	9/3/2025	(6)
Total unrealized depreciation						(701)
Net unrealized depreciation						$(392)

**	Non-deliverable.

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Positions Contracts
U.S. Treasury 2 Year Note	16	12/31/2024	USD	$3,200	$3,332	$6
						6
Short Positions Contracts
Euro-Bobl	(32)	12/6/2024	EUR	(3,200)	(4,276)	(30)
Euro-BTP	(11)	12/6/2024	EUR	(1,100)	(1,487)	(32)
Euro-Bund	(18)	12/6/2024	EUR	(1,800)	(2,703)	(24)
Euro-Schatz	(16)	12/6/2024	EUR	(1,600)	(1,909)	(6)
S&P 500 E-Mini Index	(11)	12/20/2024	USD	(1)	(3,198)	(68)
U.S. Treasury 5 Year Note	(77)	12/31/2024	USD	(7,700)	(8,461)	25
U.S. Treasury 10 Year Note	(35)	12/19/2024	USD	(3,500)	(4,000)	(3)
U.S. Treasury 10 Year Ultra Note	(17)	12/19/2024	USD	(1,700)	(2,011)	(2)
						(140)
Net unrealized depreciation						$(134)

The Fund has recorded an asset of $31 as of September 30, 2024, related to the current day’s variation margin associated with these contracts.

Artisan Partners Funds	23

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of China Ltd.	1.00	Quarterly	6/20/2029	550	(4)	(6)	(10)
Export-Import Bank of China (The)	1.00	Quarterly	6/20/2029	550	(6)	(5)	(11)
Federative Republic of Brazil	1.00	Quarterly	6/20/2028	1,650	50	(45)	5
Federative Republic of Brazil	1.00	Quarterly	12/20/2028	3,280	40	(14)	26
French Republic	0.25	Quarterly	6/20/2034	4,800	76	36	112
Hungary	1.00	Quarterly	6/20/2027	965	23	(30)	(7)
Hungary	1.00	Quarterly	6/20/2028	300	7	(8)	(1)
Hungary	1.00	Quarterly	12/20/2028	1,600	22	(20)	2
Hungary	1.00	Quarterly	6/20/2029	1,300	14	(7)	7
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2029	6,700	(122)	(3)	(125)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(10)	(4)	(14)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	2,220	(25)	4	(21)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2033	2,235	(22)	6	(16)
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(9)	(10)	(19)
Kingdom of Spain	1.00	Quarterly	6/20/2033	1,170	(21)	(16)	(37)
Kingdom of Spain	1.00	Quarterly	12/20/2033	915	(20)	(9)	(29)
Malaysia	1.00	Quarterly	12/20/2027	500	(5)	(7)	(12)
Malaysia	1.00	Quarterly	6/20/2028	1,290	(21)	(12)	(33)
Penerbangan Malaysia Bhd.	1.00	Quarterly	12/20/2028	330	(7)	(2)	(9)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	20	(20)	— ^
Republic of Chile	1.00	Quarterly	6/20/2028	750	(5)	(12)	(17)
Republic of Chile	1.00	Quarterly	12/20/2028	3,710	(71)	(15)	(86)
Republic of Chile	1.00	Quarterly	6/20/2032	950	43	(54)	(11)
Republic of Colombia	1.00	Quarterly	6/20/2028	100	6	(4)	2
Republic of Indonesia	1.00	Quarterly	12/20/2027	690	3	(15)	(12)
Republic of Indonesia	1.00	Quarterly	6/20/2028	2,050	(15)	(21)	(36)
Republic of Indonesia	1.00	Quarterly	12/20/2028	5,520	(63)	(32)	(95)
Republic of Italy	1.00	Quarterly	6/20/2034	1,800	29	(11)	18
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	35	(50)	(15)
Republic of Peru	1.00	Quarterly	6/20/2028	280	(1)	(4)	(5)
Republic of Peru	1.00	Quarterly	12/20/2028	2,850	(40)	(5)	(45)
Republic of Peru	1.00	Quarterly	6/20/2032	300	12	(10)	2
Republic of Peru	1.00	Quarterly	12/20/2032	660	35	(29)	6
Republic of Poland	1.00	Quarterly	6/20/2027	325	1	(6)	(5)
Republic of Poland	1.00	Quarterly	12/20/2027	160	2	(5)	(3)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(9)	(9)	(18)
Republic of Poland	1.00	Quarterly	12/20/2028	1,100	(14)	(4)	(18)
Republic of Poland	1.00	Quarterly	6/20/2029	1,250	(17)	(2)	(19)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	33	(28)	5
Republic of South Africa	1.00	Quarterly	6/20/2029	9,850	467	(220)	247
Republic of South Africa	1.00	Quarterly	6/20/2032	765	87	(19)	68
Republic of South Africa	1.00	Quarterly	12/20/2032	220	30	(9)	21
Republic of South Africa	1.00	Quarterly	6/20/2033	2,445	370	(108)	262
Republic of South Africa	1.00	Quarterly	12/20/2033	2,235	352	(93)	259
Republic of Turkey	1.00	Quarterly	6/20/2034	3,350	555	24	579
State of Qatar	1.00	Quarterly	6/20/2029	5,900	(132)	(31)	(163)
State of Qatar	1.00	Quarterly	12/20/2032	200	(3)	(2)	(5)
State of Qatar	1.00	Quarterly	6/20/2033	1,500	(29)	(13)	(42)
United Mexican States	1.00	Quarterly	12/20/2027	175	1	(3)	(2)
United Mexican States	1.00	Quarterly	6/20/2028	2,960	7	(21)	(14)
United Mexican States	1.00	Quarterly	12/20/2028	4,865	(19)	11	(8)
United Mexican States	1.00	Quarterly	6/20/2029	1,700	(5)	12	7
Total buy protection					1,625	(960)	665
–			—		—

24	Artisan Partners Funds

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payment Made/Received	Termination Date	Notional Amount***	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2026	2,050	10	4	14
Republic of Colombia	1.00	Quarterly	6/20/2026	2,050	10	(2)	8
Republic of Turkey	1.00	Quarterly	6/20/2025	2,050	1	5	6
Total sell protection					21	7	28

***	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $6,150.

CENTRALLY CLEARED INTEREST RATE SWAPS

Notional amounts and values in thousands and reported in USD unless otherwise stated

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

4 week TIIE monthly	9.88 monthly	Pay	3/18/2026	MXN 172,100	(31)	95	64
6 month PRIBOR semi-annually	3.90 annually	Pay	4/10/2034	CZK 13,000	(8)	35	27
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 11,400	1	30	31
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	3	3
1 day CAONREPO semi-annually	4.20 semi-annually	Pay	3/20/2026	CAD 11,150	—^	147	147
Total positive value					(38)	310	272
–			—		—
6 month BUBOR semi-annually	6.03 annually	Receive	2/20/2033	HUF 160,000	1	(25)	(24)
6 month WIBOR semi-annually	5.11 annually	Receive	3/28/2034	PLN 5,400	(28)	(79)	(107)
6 month BUBOR semi-annually	6.46 annually	Receive	3/28/2034	HUF 48,000	—	(11)	(11)
6 month BUBOR semi-annually	6.65 annually	Receive	4/10/2034	HUF 41,000	—	(7)	(7)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 1,491	(3)	(18)	(21)
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	—	(8)	(8)
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 38,300	(10)	(1)	(11)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 174,000	9	(88)	(79)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 3,625	(136)	(53)	(189)
6 month WIBOR semi-annually	4.54 annually	Receive	10/2/2028	PLN 5,100	6	(35)	(29)
3 month TELBOR quarterly	4.00 annually	Receive	10/25/2028	ILS 3,350	—	(22)	(22)
3 month TELBOR quarterly	4.33 annually	Receive	10/25/2033	ILS 4,285	(13)	(19)	(32)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	(4)	(4)
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 7,450	(1)	(5)	(6)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	(9)	(9)
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 308,800	(20)	(17)	(37)
1 day THOR quarterly	2.83 quarterly	Receive	8/17/2033	THB 3,600	—	(5)	(5)
1 day THOR quarterly	2.95 quarterly	Receive	10/2/2028	THB 23,260	—	(27)	(27)
Total negative value					(195)	(433)	(628)

Total					(233)	(123)	(356)

The Fund has recorded an asset of $20 as of September 30, 2024, related to the current day’s variation margin associated with all centrally cleared swap contracts.

OTC Credit Default Swaps - Buy Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/ Received	Counterparty	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
China Construction Bank Corp.	1.00	Quarterly	JPM	6/20/2029	550	(5)	(6)	(11)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	JPM	6/20/2029	450	(3)	(6)	(9)
Industrial & Commercial Bank of China Ltd.	1.00	Quarterly	MS	6/20/2029	100	(2)	(—)^	(2)
Total						(10)	(12)	(22)

Artisan Partners Funds	25

OTC INTEREST RATE SWAPS

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	6	(13)	(7)
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 1,550	1	(12)	(11)
Total						7	(25)	(18)

REVERSE REPURCHASE AGREEMENT

Values in thousands

Counterparty	Interest Rate	Trade Date	Maturity Date	Face value ($)	Face Value Including Accrued Interest ($)	Type of Non Cash Underlying Collateral	Remaining Contractual Maturity of Agreement
Morgan Stanley & Co International Plc	(3.00)%	9/23/2024	12/31/2049	(200)	(200)	Frigorifico Concepcion SA	Up to 25 Years*

*	Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

26	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 93.2%

BELGIUM - 1.0%
Groupe Bruxelles Lambert NV	320	$24,928

CHINA - 2.9%
Alibaba Group Holding Ltd.	5,172	73,189

FRANCE - 7.5%
Danone SA	1,589	115,588
Sodexo SA	389	31,911
TotalEnergies SE	621	40,409
		187,908
GERMANY - 5.5%
Daimler Truck Holding AG	638	23,865
Heidelberg Materials AG	1,055	114,628
		138,493
IRELAND - 0.7%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)*	973	17,827

NETHERLANDS - 6.7%
Heineken NV	566	50,143
Koninklijke Philips NV*	3,282	107,467
Universal Music Group NV	397	10,387
		167,997
SOUTH KOREA - 3.8%
Samsung Electronics Co. Ltd.	2,028	95,385

SWITZERLAND - 9.0%
Cie Financiere Richemont SA	350	55,379
Novartis AG	941	108,038
UBS Group AG	2,017	62,101
		225,518
UNITED KINGDOM - 10.7%
BAE Systems plc	3,011	49,822
Compass Group plc	3,085	98,754
Diageo plc	1,134	39,469
Lloyds Banking Group plc	54,071	42,507
Reckitt Benckiser Group plc	626	38,296
		268,848
UNITED STATES - 45.4%
Alphabet, Inc., Class A	590	97,865
American Express Co.	404	109,572
Aon plc, Class A	91	31,556
Bank of New York Mellon Corp. (The)	1,355	97,389
Berkshire Hathaway, Inc., Class B*	207	95,352
Charles Schwab Corp. (The)	1,515	98,183
Citigroup, Inc.	934	58,487
Elevance Health, Inc.	202	105,262
Henry Schein, Inc.*	526	38,347
Lam Research Corp.	40	32,464
Marsh & McLennan Cos., Inc.	289	64,407
Meta Platforms, Inc., Class A	182	104,325
Progressive Corp. (The)	408	103,443
Shell plc	2,323	75,310
Southwest Airlines Co.	905	26,824
		1,138,786
Total common stocks and equity-linked security
(Cost $1,429,168)		2,338,879
	Shares Held	Value
SHORT-TERM INVESTMENT - 5.9%
2
INVESTMENT COMPANY - 5.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(4) (Cost $148,083)	148,083	$148,083

Total investments - 99.1% (Cost $1,577,251)		2,486,962

Other assets less liabilities - 0.9%		22,822

Total net assets - 100.0%#		$2,509,784

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $17,827, or 0.7% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc, Equity-Linked Security	7/3/2024 - 8/13/2024	$17,251	$17,827	0.7%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$212,577	8.5%
Consumer Discretionary	259,233	10.4
Consumer Staples	243,496	9.8
Energy	115,719	4.7
Financials	787,925	31.7
Health Care	359,114	14.4
Industrials	118,338	4.8
Information Technology	127,849	5.1
Materials	114,628	4.6
Short-Term Investment	148,083	6.0
Total investments	$2,486,962	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	27

ARTISAN HIGH INCOME FUND

Schedule of Investments — September 30, 2024

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

		Principal Amount	Value
CORPORATE BONDS - 74.3%

AEROSPACE & DEFENSE - 0.2%
TransDigm, Inc.
6.63%, 3/1/2032(1)		16,145	$16,812

BROADLINE RETAIL - 1.8%
Nordstrom, Inc.
4.00%, 3/15/2027		14,636	14,099
4.25%, 8/1/2031		21,278	18,742
4.38%, 4/1/2030		56,341	51,688
5.00%, 1/15/2044		98,226	75,776
			160,305
BUILDING PRODUCTS - 0.4%
Eco Material Technologies, Inc.
7.88%, 1/31/2027(1)		35,525	35,888

CAPITAL MARKETS - 0.1%
AG Issuer LLC
6.25%, 3/1/2028(1)		12,225	11,952

CHEMICALS - 1.8%
Methanex Corp.
5.13%, 10/15/2027(2)		28,114	27,819
5.25%, 12/15/2029(2)		91,452	90,282
5.65%, 12/1/2044(2)		4,854	4,377
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)		35,487	34,068
			156,546
CONSTRUCTION & ENGINEERING - 0.3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)		32,372	28,973

CONSUMER FINANCE - 0.1%
OneMain Finance Corp.
7.88%, 3/15/2030		8,312	8,689

CONTAINERS & PACKAGING - 1.7%
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/2029	EUR	8,242	7,814
3.25%, 9/1/2028(1)		41,534	38,020
4.00%, 9/1/2029(1)		45,034	40,198
6.00%, 6/15/2027(1)		6,023	6,066
Canpack SA
3.88%, 11/15/2029(1)(2)		3,536	3,311
Iris Holding, Inc.
10.00%, 12/15/2028(1)		39,938	34,750
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(1)		26,608	25,585
			155,744
DISTRIBUTORS - 1.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)		4,150	3,880
Gates Corp.
6.88%, 7/1/2029(1)		28,074	29,081
Verde Purchaser LLC
10.50%, 11/30/2030(1)		29,753	32,289
Windsor Holdings III LLC
8.50%, 6/15/2030(1)		43,264	46,279
			111,529
	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES - 0.4%
Wand NewCo 3, Inc.
7.63%, 1/30/2032(1)	32,851	$34,608

DIVERSIFIED REITS - 0.9%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)	53,117	49,515
Necessity Retail REIT, Inc. (The)
4.50%, 9/30/2028(1)	31,343	29,415
		78,930
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.8%
Altice France SA
5.13%, 1/15/2029(1)(2)	8,119	5,702
5.13%, 7/15/2029(1)(2)	52,694	37,055
5.50%, 1/15/2028(1)(2)	7,974	5,798
5.50%, 10/15/2029(1)(2)	118,339	82,878
CCO Holdings LLC
4.25%, 2/1/2031(1)	95,593	84,287
4.25%, 1/15/2034(1)	24,208	19,857
4.50%, 8/15/2030(1)	108,069	97,962
4.50%, 5/1/2032	94,019	81,294
4.75%, 3/1/2030(1)	39,605	36,430
5.00%, 2/1/2028(1)	18,210	17,714
5.13%, 5/1/2027(1)	26,053	25,642
6.38%, 9/1/2029(1)	19,741	19,764
Virgin Media Finance plc
5.00%, 7/15/2030(1)(2)	147,527	129,754
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	25,800	22,950
5.50%, 5/15/2029(1)(2)	27,393	26,273
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	53,705	48,036
6.13%, 3/1/2028(1)	45,226	37,538
		778,934
ELECTRICAL EQUIPMENT - 1.3%
Regal Rexnord Corp.
6.05%, 2/15/2026	1,768	1,795
6.05%, 4/15/2028	3,998	4,157
6.30%, 2/15/2030	52,835	56,194
6.40%, 4/15/2033	46,270	49,487
		111,633
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Insight Enterprises, Inc.
6.63%, 5/15/2032(1)	7,247	7,564

FINANCIAL SERVICES - 0.4%
Block, Inc.
3.50%, 6/1/2031	7,513	6,851
6.50%, 5/15/2032(1)	20,070	20,899
Shift4 Payments LLC
6.75%, 8/15/2032(1)	11,704	12,219
		39,969
FOOD PRODUCTS - 0.2%
Fiesta Purchaser, Inc.
9.63%, 9/15/2032(1)	4,659	4,823
H-Food Holdings LLC
8.50%, 6/1/2026(1)	78,005	5,559
		10,382

28	Artisan Partners Funds

	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Medline Borrower LP
3.88%, 4/1/2029(1)	175,967	$166,599
5.25%, 10/1/2029(1)	59,998	58,869
6.25%, 4/1/2029(1)	30,184	31,100
		256,568
HEALTH CARE PROVIDERS & SERVICES - 0.3%
HCA, Inc.
3.50%, 9/1/2030	14,382	13,553
Surgery Center Holdings, Inc.
7.25%, 4/15/2032(1)	6,505	6,790
		20,343
HOTEL & RESORT REITS - 0.6%
XHR LP
4.88%, 6/1/2029(1)	56,701	54,347

HOTELS, RESTAURANTS & LEISURE - 14.5%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,660	4,900
Brinker International, Inc.
5.00%, 10/1/2024(1)	26,345	26,345
8.25%, 7/15/2030(1)	3,399	3,653
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	12,985
5.75%, 3/1/2027(1)	120,587	122,125
6.00%, 5/1/2029(1)	147,473	149,420
7.63%, 3/1/2026(1)	7,882	7,955
10.50%, 6/1/2030(1)	18,945	20,569
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(1)	4,169	4,499
Churchill Downs, Inc.
4.75%, 1/15/2028(1)	18,039	17,687
5.75%, 4/1/2030(1)	8,334	8,343
Flutter Treasury DAC
6.38%, 4/29/2029(1)(2)	16,286	16,863
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028(1)	21,875	22,888
Lindblad Expeditions LLC
6.75%, 2/15/2027(1)	39,985	40,257
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(1)(2)	39,437	39,590
MGM Resorts International
4.63%, 9/1/2026	4,758	4,728
4.75%, 10/15/2028	40,099	39,297
5.50%, 4/15/2027	2,484	2,492
Motion Bondco DAC
6.63%, 11/15/2027(1)(2)	42,716	40,625
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	7,722	7,684
5.88%, 3/15/2026(1)	54,925	54,929
5.88%, 2/15/2027(1)	6,824	6,848
7.75%, 2/15/2029(1)	72,482	77,672
8.13%, 1/15/2029(1)	16,983	18,158
NCL Finance Ltd.
6.13%, 3/15/2028(1)	135,465	138,174
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	19,212
5.38%, 7/15/2027(1)	8,553	8,629
5.50%, 8/31/2026(1)	26,365	26,623
5.50%, 4/1/2028(1)	49,465	50,092
6.00%, 2/1/2033(1)	12,378	12,690
6.25%, 3/15/2032(1)	13,336	13,834
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	27,708	27,039

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (continued)
Station Casinos LLC
4.63%, 12/1/2031(1)	29,589	$27,438
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	60,254	59,527
10.50%, 5/15/2029(1)	103,265	103,828
Vail Resorts, Inc.
6.50%, 5/15/2032(1)	32,460	33,918
		1,271,516
HOUSEHOLD DURABLES - 0.2%
Tempur Sealy International, Inc.
3.88%, 10/15/2031(1)	19,694	17,555

INSURANCE - 13.4%
Acrisure LLC
4.25%, 2/15/2029(1)	20,011	18,904
6.00%, 8/1/2029(1)	95,434	92,043
7.50%, 11/6/2030(1)	37,584	38,678
8.25%, 2/1/2029(1)	50,006	51,599
8.50%, 6/15/2029(1)	35,984	37,573
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	11,678	11,179
5.88%, 11/1/2029(1)	29,048	27,894
6.50%, 10/1/2031(1)	54,287	54,856
6.75%, 10/15/2027(1)	36,263	36,127
7.00%, 1/15/2031(1)	16,488	16,943
7.38%, 10/1/2032(1)	13,184	13,367
AmWINS Group, Inc.
4.88%, 6/30/2029(1)	7,360	7,057
6.38%, 2/15/2029(1)	11,301	11,577
Ardonagh Finco Ltd.
7.75%, 2/15/2031(1)(2)	86,056	88,958
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(1)(2)	245,066	253,278
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	1,469	1,414
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031(1)	49,691	52,285
BroadStreet Partners, Inc.
5.88%, 4/15/2029(1)	65,204	62,212
GTCR AP Finance, Inc.
8.00%, 5/15/2027(1)	60,606	60,595
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)	10,803	10,782
Howden UK Refinance plc
7.25%, 2/15/2031(1)(2)	6,502	6,747
HUB International Ltd.
7.25%, 6/15/2030(1)	54,194	56,464
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	82,197	87,943
10.50%, 12/15/2030(1)(2)	60,806	66,125
Ryan Specialty LLC
4.38%, 2/1/2030(1)	7,638	7,361
5.88%, 8/1/2032(1)	11,650	11,844
		1,183,805
IT SERVICES - 1.8%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)	173,635	159,795

MACHINERY - 2.5%
Calderys Financing II LLC
11.75% Cash, 12.50% PIK, 6/1/2028(1)	32,672	33,180
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)	38,672	41,573

Artisan Partners Funds	29

	Principal Amount	Value
MACHINERY (continued)
Chart Industries, Inc.
7.50%, 1/1/2030(1)	18,527	$19,526
9.50%, 1/1/2031(1)	12,093	13,181
Werner FinCo. LP
8.75% Cash, 5.75% PIK, 10/15/2028(1)	49,035	48,571
11.50%, 6/15/2028(1)	55,221	60,823
		216,854

MEDIA - 4.1%
CSC Holdings LLC
3.38%, 2/15/2031(1)	2,366	1,678
4.13%, 12/1/2030(1)	3,919	2,856
4.50%, 11/15/2031(1)	16,836	12,256
4.63%, 12/1/2030(1)	103,809	52,682
5.38%, 2/1/2028(1)	8,953	7,542
5.50%, 4/15/2027(1)	12,343	10,855
6.50%, 2/1/2029(1)	21,242	17,592
7.50%, 4/1/2028(1)	57,856	38,674
11.25%, 5/15/2028(1)	16,145	15,585
11.75%, 1/31/2029(1)	11,465	11,082
DISH Network Corp.
11.75%, 11/15/2027(1)	33,558	35,220
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	42,744	37,199
5.50%, 3/1/2030(1)	45,261	32,701
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(1)(2)	22,722	21,898
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	18,989	17,504
6.00%, 1/15/2027(1)(2)	27,070	27,057
Ziggo BV
4.88%, 1/15/2030(1)(2)	24,246	23,039
		365,420
METALS & MINING - 1.3%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,419
4.13%, 1/15/2030	12,069	11,460
Compass Minerals International, Inc.
6.75%, 12/1/2027(1)	94,942	94,485
		109,364
OIL, GAS & CONSUMABLE FUELS - 1.9%
Comstock Resources, Inc.
6.75%, 3/1/2029(1)	36,594	35,615
CrownRock LP
5.00%, 5/1/2029(1)	29,058	29,400
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)	66,098	64,661
Strathcona Resources Ltd.
6.88%, 8/1/2026(1)(2)	28,417	28,282
Venture Global LNG, Inc.
9.88%, 2/1/2032(1)	15,551	17,280
		175,238

PAPER & FOREST PRODUCTS - 0.4%
Ahlstrom Holding 3 Oy
4.88%, 2/4/2028(1)(2)	33,404	31,445

PASSENGER AIRLINES - 4.3%
Delta Air Lines, Inc.
3.75%, 10/28/2029	54,212	51,244
4.38%, 4/19/2028	9,849	9,752
7.38%, 1/15/2026	37,312	38,385
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)(3)	237,841	204,338
7.88%, 5/1/2027(1)(2)(3)	57,489	56,110

	Principal Amount	Value
PASSENGER AIRLINES (continued)
VistaJet Malta Finance plc (continued)
9.50%, 6/1/2028(1)(2)(3)	19,631	$19,187
		379,016
PERSONAL CARE PRODUCTS - 1.1%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	77,724	81,343
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	20,960
		102,303
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(1)	36,031	30,054

SOFTWARE - 1.0%
Castle US Holding Corp.
9.50%, 2/15/2028(1)	25,953	11,160
SS&C Technologies, Inc.
6.50%, 6/1/2032(1)	20,066	20,744
UKG, Inc.
6.88%, 2/1/2031(1)	56,607	58,492
		90,396
SPECIALIZED REITS - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	2,026
5.25%, 7/15/2030(1)	16,752	16,541
		18,567
SPECIALTY RETAIL - 2.0%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	27,360	26,093
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	9,596
6.75%, 7/1/2036	10,753	11,082
6.88%, 11/1/2035	26,806	27,932
Cougar JV Subsidiary LLC
8.00%, 5/15/2032(1)	20,809	22,001
Evergreen Acqco 1 LP
9.75%, 4/26/2028(1)	15,068	15,889
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	35,248
3.88%, 10/1/2031(1)	26,947	23,556
		171,397
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
S&S Holdings LLC
8.38%, 10/1/2031(1)	23,096	23,254

TRADING COMPANIES & DISTRIBUTORS - 0.3%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	23,069	23,813

WIRELESS TELECOMMUNICATION SERVICES - 1.2%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)	89,835	27,743
10.50%, 5/15/2027(1)(2)	25,971	8,961
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	42,712	37,811
7.75%, 4/15/2032(1)(2)	32,524	33,385
		107,900
Total corporate bonds
(Cost $6,693,118)		6,557,408

BANK LOANS - 17.2%

30	Artisan Partners Funds

	Principal Amount	Value
AUTOMOBILE COMPONENTS - 0.2%
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 8.88%), 14.42%, 5/11/2028(4)	15,534	$17,748

COMMERCIAL SERVICES - 0.3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.20%, 12/21/2028(4)	28,470	27,474

COMMERCIAL SERVICES & SUPPLIES - 0.2%
OMNIA Partners LLC First Lien Term Loan B
(SOFR + 3.25%), 8.53%, 7/25/2030(4)	15,819	15,850

COMMUNICATIONS EQUIPMENT - 0.9%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.20%, 11/30/2029(4)	25,697	25,632
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.95%, 12/24/2030(4)	51,167	51,380
		77,012
CONTAINERS & PACKAGING - 0.7%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.10%, 6/28/2028(4)	65,067	61,394

DISTRIBUTORS - 0.4%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.50%), 9.10%, 11/30/2030(4)	33,798	33,467

DIVERSIFIED CONSUMER SERVICES - 0.6%
Wand Newco 3, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.01%, 1/30/2031(4)	51,377	51,290

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Zayo Group Holdings, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.96%, 3/9/2027(4)	55,986	51,052

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Roper Industrial Products Investment Co. LLC First Lien Term Loan C
(SOFR + 3.25%), 7.85%, 11/22/2029(4)	17,527	17,552

ENTERTAINMENT - 0.6%
J&J Ventures Gaming LLC Delayed Draw Term Loan
(SOFR + 4.25%), 9.21%, 4/26/2028(4)	41,256	41,067
J&J Ventures Gaming LLC First Lien Term Loan
(SOFR + 4.00%), 8.96%, 4/26/2028(4)	13,173	13,129
		54,196
FINANCIAL SERVICES - 0.3%
Kestra Advisor Services Holdings A, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.06%, 3/19/2031(4)	24,296	24,364

FOOD PRODUCTS - 0.8%
H-Food Holdings LLC First Lien Term Loan
(SOFR + 3.69%), 9.01%, 5/23/2025(4)	50,697	37,791
H-Food Holdings LLC First Lien Term Loan B2
(SOFR + 4.00%), 9.32%, 5/23/2025(4)	32,831	24,473
H-Food Holdings LLC First Lien Term Loan B3
(SOFR + 5.00%), 10.32%, 5/23/2025(4)	11,004	8,202
		70,466
FOOD SERVICE - 1.0%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 10.34%, 5/15/2028(4)	71,548	71,236
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, 13.50% PIK, 2/16/2027	23,235	19,285
		90,521
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.67%, 12/19/2030(4)	23,618	23,622

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE - 0.5%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.00%, 9/30/2030(4)	40,813	$39,138
LC Ahab US Bidco LLC First Lien Term Loan
(SOFR + 3.50%), 8.35%, 5/1/2031(4)	8,008	8,033
		47,171
INSURANCE - 2.7%
Amynta Agency Borrower, Inc. First Lien Term Loan B
(SOFR + 3.75%), 9.00%, 2/28/2028(4)	115,281	115,209
Ardonagh Group Finance Pty Ltd. First Lien Term Loan B
(SOFR + 3.75%), 8.52%, 2/18/2031(2)(4)	39,731	39,756
AssuredPartners, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.35%, 2/14/2031(4)	3,081	3,077
Hub International Ltd. First Lien Term Loan
(SOFR + 3.00%), 8.26%, 6/20/2030(4)	5,714	5,705
Hyperion Refinance SARL First Lien Term Loan B
(SOFR + 3.50%), 8.35%, 2/14/2031(2)(4)	10,650	10,651
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 10.10%, 7/2/2032(4)	14,040	13,886
Truist Insurance Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.35%, 5/6/2032(4)	48,334	49,059
		237,343
INVESTMENT COMPANIES - 1.3%
Nexus Buyer LLC First Lien Term Loan B
(SOFR + 4.00%), 9.25%, 7/31/2031(4)	49,901	49,441
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.20%, 11/1/2029(4)	62,871	62,557
		111,998
IT SERVICES - 0.1%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.20%, 12/6/2027(4)	9,129	8,741

LEISURE PRODUCTS - 1.7%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 4.25%), 8.85%, 6/27/2031(4)	11,117	11,159
Bulldog Purchaser, Inc. Second Lien Term Loan
(SOFR + 6.75%), 12.08%, 6/28/2032(4)	9,545	9,467
GSM Holdings, Inc. Term Loan First Lien
(SOFR + 5.00%), 9.20%, 9/29/2031(4)	143,267	133,238
		153,864
RETAIL - CONSUMER STAPLES - 0.0%^
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.85%, 12/14/2029(4)	8	7

SOFTWARE - 3.3%
Applied Systems, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.60%, 2/24/2031(4)	44,519	44,525
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.85%, 2/23/2032(4)	19,044	19,592
Castle US Holding Corp. First Lien Term Loan
(SOFR + 3.75%), 9.07%, 1/29/2027(4)	4,812	3,181
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.20%, 12/29/2028(4)	10,610	8,400
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 13.07%, 2/12/2029(4)	28,018	25,590
Mobileum Acquisitionco LLC First Lien Term Loan
(SOFR + 1.00%), 5.95%, 9/11/2029(4)	7,709	7,362
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.10%, 7/27/2027(4)	22,142	13,839
Renaissance Holding Corp. First Lien Term Loan
(SOFR + 4.25%), 9.10%, 4/8/2030(4)	61,201	61,139
UKG, Inc. First Lien Term Loan
(SOFR + 3.25%), 8.55%, 2/10/2031(4)	105,478	105,478
		289,106

Artisan Partners Funds	31

	Principal Amount	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.57%, 12/1/2027(4)	24,021	$19,979
Ivanti Software, Inc. First Lien Term Loan B1
(SOFR + 4.25%), 9.83%, 12/1/2027(4)	4,686	3,966
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.83%, 12/1/2028(4)	6,435	4,011
		27,956
TRANSPORTATION - 0.3%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.81%, 8/20/2029(4)	10,330	10,020
(SOFR + 8.00%), 13.13%, 8/20/2029(4)	24,280	18,210
		28,230
Total bank loans
(Cost $1,558,029)		1,520,424

	Shares Held
COMMON STOCKS - 0.2%

MACHINERY - 0.2%
Utex Equity(5)*	364	12,921

SOFTWARE - 0.0%^
Matrix Exit Equity	355	3,549

TRANSPORTATION - 0.0%^
SIRVA Worldwide, Inc.*	47	154

Total common stocks
(Cost $12,310)		16,624

PREFERRED STOCK - 0.1%

TRANSPORTATION - 0.1%
Sirva Worldwide Preferred Stock (Cost $1,216)*	11	5,435

	No. of Warrants‡

WARRANTS - 0.0%

FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price 10
(Cost $—)(5)(6)(7)*	71	—

	Shares Held

SHORT-TERM INVESTMENT - 7.5%

INVESTMENT COMPANY - 7.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.85%(8)(9) (Cost $663,934)	663,934	663,934

Total investments - 99.3%
(Cost $8,928,607)		8,763,825

Other assets less liabilities - 0.7%		61,513
Total net assets - 100.0%#		$8,825,338

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032	United Kingdom	USD
Ardonagh Group Finance Pty Ltd. First Lien Term Loan B, 8.52%, 2/18/2031	Australia	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Canpack SA, 3.88%, 11/15/2029	Poland	USD
Flutter Treasury DAC, 6.38%, 4/29/2029	Ireland	USD
Highlands Holdings Bond Issuer Ltd., 7.63% Cash, 8.38% PIK, 10/15/2025	Bermuda	USD
Howden UK Refinance plc, 7.25%, 2/15/2031	United Kingdom	USD
Hyperion Refinance SARL First Lien Term Loan B, 8.35%, 2/14/2031	Luxembourg	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031	United Kingdom	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028	Switzerland	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032	United Kingdom	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)	All or a portion of security is on loan at September 30, 2024.
(4)	Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of September 30, 2024.
(5)	Defaulted securities.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(8)	Security is partially used as collateral for securities lending. At September 30, 2024, the Fund had loaned securities with a total value of $34,130. This was collateralized by cash of $34,807 which was subsequently invested in an investment company.
(9)	Represents the current yield as of September 30, 2024.

32	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,357,502	15.4%
Consumer Discretionary	2,093,704	23.9
Consumer Staples	273,679	3.1
Energy	175,238	2.0
Financials	1,618,120	18.5
Health Care	300,533	3.4
Industrials	903,053	10.3
Information Technology	681,671	7.8
Materials	514,493	5.9
Real Estate	181,898	2.1
Short-Term Investment	663,934	7.6
Total investments	$8,763,825	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	7,451	EUR	6,813	BOA	10/16/2024	$(138)
Total unrealized depreciation						(138)

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

ARTISAN INTERNATIONAL FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 94.5%

BELGIUM - 4.0%
UCB SA	1,160	$209,202

CANADA - 4.0%
Canadian Pacific Kansas City Ltd.	1,716	146,774
Shopify, Inc., Class A*	804	64,467
		211,241
DENMARK - 6.6%
Danske Bank A/S	3,626	109,103
NKT A/S*	431	40,724
Novo Nordisk A/S, Class B	1,508	177,208
Novonesis (Novozymes) B, Class B	331	23,843
		350,878
FRANCE - 11.4%
Accor SA	773	33,567
Air Liquide SA	1,296	250,031
AXA SA	1,644	63,185
BNP Paribas SA	372	25,495
Bureau Veritas SA	399	13,231
Engie SA	4,476	77,309
Pernod Ricard SA	256	38,659
Safran SA	431	101,229
		602,706
GERMANY - 9.7%
Allianz SE	371	121,982
Deutsche Boerse AG	737	172,917
Deutsche Telekom AG	6,660	195,656
Rheinmetall AG	38	20,653
		511,208
IRELAND - 2.4%
AerCap Holdings NV	362	34,315
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)*	5,208	95,414
		129,729
ITALY - 4.7%
BFF Bank SpA(4)	4,144	45,410
Mediobanca Banca di Credito Finanziario SpA	3,591	61,266
UniCredit SpA	2,147	94,099
Wizz Air Holdings plc(4)(5)*	2,553	49,484
		250,259
JAPAN - 6.2%
Coca-Cola Bottlers Japan Holdings, Inc.	1,871	25,959
Japan Post Bank Co. Ltd.	2,838	26,416
Mitsubishi UFJ Financial Group, Inc.	2,727	27,581
Mitsui Fudosan Co. Ltd.	487	4,532
Nippon Sanso Holdings Corp.	2,078	75,356
Otsuka Holdings Co. Ltd.	1,204	67,712
Resona Holdings, Inc.	4,765	33,071
Sumitomo Mitsui Financial Group, Inc.	3,091	65,485
		326,112
MEXICO - 1.4%
Cemex SAB de CV, ADR	5,823	35,523
Wal-Mart de Mexico SAB de CV	12,933	39,021
		74,544
NETHERLANDS - 4.5%
Argenx SE, ADR*	288	155,896
Argenx SE*	107	57,985
Heineken NV	280	24,864
		238,745

	Shares Held	Value
RUSSIA - 0.0%
Sberbank of Russia PJSC(1)(6)(7)	38,445	$—

SOUTH KOREA - 2.9%
Hanwha Aerospace Co. Ltd.	150	34,135
Hanwha Industrial Solutions Co. Ltd.*	166	4,240
LIG Nex1 Co. Ltd.	446	71,895
Samsung Electronics Co. Ltd.	908	42,706
		152,976
SPAIN - 1.8%
Aena SME SA(4)	440	96,701

SWITZERLAND - 9.0%
Galderma Group AG*	382	35,492
Medacta Group SA(4)	351	51,851
SGS SA	789	87,926
UBS Group AG	9,682	298,111
		473,380
UNITED KINGDOM - 16.1%
3i Group plc	1,106	48,877
AstraZeneca plc	289	44,758
BAE Systems plc	10,996	181,925
British American Tobacco plc	1,085	39,497
London Stock Exchange Group plc	495	67,596
Melrose Industries plc	30,339	184,842
National Grid plc	9,366	128,975
Reckitt Benckiser Group plc	492	30,129
RELX plc	2,641	123,908
		850,507
UNITED STATES - 9.8%
Amazon.com, Inc.*	1,201	223,716
Linde plc	485	231,377
Nestle SA	654	65,603
		520,696
Total common stocks and equity-linked security
(Cost $3,692,688)		4,998,884

SHORT-TERM INVESTMENT - 3.2%

INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.85%(8)(9) (Cost $167,863)	167,863	167,863

Total investments - 97.7%
(Cost $3,860,551)		5,166,747

Other assets less liabilities - 2.3%		120,180

Total net assets - 100.0%#		$5,286,927

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $95,414, or 1.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc, Equity-Linked
Security	11/14/2013 - 7/22/2024	$80,863	$95,414	1.8%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

34	Artisan Partners Funds

(4)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $243,446 or 4.6% of net assets.

(5)	All or a portion of security is on loan at September 30, 2024.

(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(7)	Security is restricted.

				Percentage of
Security	Acquisition Date	Cost	Value	Total Net Assets
Sberbank of Russia PJSC	9/16/2021 - 2/11/2022	$159,810	$–	0.0%

(8)	Security is partially used as collateral for securities lending. At September 30, 2024, the Fund had loaned securities with a total value of $9,725. This was collateralized by cash of $10,725 which was subsequently invested in an investment company.

(9)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$195,656	3.8%
Consumer Discretionary	257,283	5.0
Consumer Staples	263,732	5.1
Financials	1,260,594	24.4
Health Care	800,104	15.5
Industrials	1,287,396	24.9
Information Technology	107,173	2.1
Materials	616,130	11.9
Real Estate	4,532	0.1
Utilities	206,284	4.0
Short-Term Investment	167,863	3.2
Total investments	$5,166,747	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN INTERNATIONAL EXPLORER FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.8%

ARGENTINA - 7.2%
Despegar.com Corp.*	919	$11,391

AUSTRALIA - 2.9%
Steadfast Group Ltd.	1,184	4,640

BRAZIL - 1.2%
Pluxee NV*	92	1,937

CANADA - 2.4%
Knight Therapeutics, Inc.*	334	1,464
Real Matters, Inc.*	354	2,397
		3,861
CHINA - 0.1%
China Isotope & Radiation Corp.	130	188

DENMARK - 0.5%
ALK-Abello A/S, Class B*	33	840

FRANCE - 4.6%
Alten SA	65	7,233

GERMANY - 3.9%
AlzChem Group AG	76	4,010
Hensoldt AG	67	2,200
		6,210
INDIA - 2.1%
Care Ratings Ltd.	274	3,300

INDONESIA - 2.0%
Mitra Adiperkasa Tbk. PT	27,621	3,211

IRELAND - 9.8%
Glenveagh Properties plc(1)*	9,011	15,567

ITALY - 1.2%
Sesa SpA	18	1,887

JAPAN - 11.8%
Kansai Paint Co. Ltd.	284	5,034
Sato Holdings Corp.	383	5,582
Zuken, Inc.	327	8,169
		18,785
NORWAY - 1.1%
Spir Group ASA*	2,485	1,785

SOUTH AFRICA - 1.3%
Famous Brands Ltd.	553	2,032

SOUTH KOREA - 1.7%
Vitzrocell Co. Ltd.	190	2,706

SWITZERLAND - 0.7%
Medmix AG(1)	96	1,179

UNITED KINGDOM - 25.9%
Allfunds Group plc	274	1,686
Essentra plc	1,424	2,910
FD Technologies plc*	76	1,673
FDM Group Holdings plc	700	3,604
IDOX plc	4,572	3,704
IQE plc*	9,938	2,221
Kingfisher plc	1,074	4,624
LSL Property Services plc	370	1,469
Luxfer Holdings plc	299	3,874
	Shares Held	Value
UNITED KINGDOM (continued)
M&C Saatchi plc(2)	6,358	$15,472
		41,237
UNITED STATES - 5.3%
Impro Precision Industries Ltd.(1)	14,455	3,830
Signify NV(1)	194	4,578
		8,408
VIRGIN ISLANDS, BRITISH - 1.1%
AdvancedAdvT Ltd.*	993	1,739

Total common stocks
(Cost $122,354)		138,136

SHORT-TERM INVESTMENT - 13.0%

INVESTMENT COMPANY - 13.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(3) (Cost $20,669)	20,669	20,669

Total investments - 99.8%
(Cost $143,023)		158,805

Other assets less liabilities - 0.2%		344

Total net assets - 100.0% #		$159,149

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $25,154 or 15.8% of net assets.

(2)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

(3)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$15,472	9.7%
Consumer Discretionary	36,825	23.2
Financials	11,365	7.2
Health Care	3,671	2.3
Industrials	24,707	15.6
Information Technology	30,276	19.1
Materials	11,954	7.5
Real Estate	3,866	2.4
Short-Term Investment	20,669	13.0
Total investments	$158,805	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.1%

BELGIUM - 1.0%
Azelis Group NV	2,215	$48,544

BRAZIL - 1.5%
Hapvida Participacoes e Investimentos SA(1)*	18,923	13,964
Rumo SA	6,131	22,597
Vibra Energia SA	7,722	33,072
		69,633
CANADA - 5.0%
Altus Group Ltd.	684	27,765
CAE, Inc.*	3,317	62,271
Descartes Systems Group, Inc. (The)*	235	24,138
Kinaxis, Inc.*	422	50,093
Lightspeed Commerce, Inc.*	3,041	50,133
Whitecap Resources, Inc.	3,052	22,794
		237,194
CHINA - 0.6%
BeiGene Ltd., ADR*	129	28,902

DENMARK - 5.8%
ALK-Abello A/S, Class B*	1,271	32,595
Ambu A/S, Class B*	5,129	100,450
DSV A/S	103	21,311
FLSmidth & Co. A/S	1,245	70,517
Genmab A/S*	103	24,817
Vestas Wind Systems A/S*	831	18,345
Zealand Pharma A/S, Class A*	78	9,475
		277,510
FINLAND - 2.6%
Cargotec OYJ, Class B	290	16,970
Huhtamaki OYJ	875	33,981
Kalmar OYJ, Class B*	195	6,313
Metso Oyj	6,036	64,506
		121,770
FRANCE - 0.9%
Lectra	1,313	42,767

GERMANY - 3.8%
AIXTRON SE	1,729	30,715
Brenntag SE	388	28,927
Fresenius Medical Care AG	365	15,522
Hannover Rueck SE	125	35,765
Hensoldt AG	1,322	43,340
Immatics NV*	435	4,962
Symrise AG, Class A	155	21,442
		180,673
ICELAND - 0.4%
Embla Medical HF*	4,141	19,168

INDIA - 1.9%
PB Fintech Ltd.*	975	18,844
WNS Holdings Ltd.*	1,362	71,807
		90,651
IRELAND - 0.7%
AerCap Holdings NV	344	32,604

ISRAEL - 5.9%
Kornit Digital Ltd.*	2,258	58,326
Nice Ltd., ADR*	849	147,502
Radware Ltd.*	1,398	31,137
	Shares Held	Value
ISRAEL (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	176	$9,827
Tel Aviv Stock Exchange Ltd.	3,448	32,558
		279,350
ITALY - 1.2%
Davide Campari-Milano NV	2,703	22,866
Ermenegildo Zegna NV	2,278	22,413
Moncler SpA	186	11,811
		57,090
JAPAN - 16.9%
Ariake Japan Co. Ltd.	232	8,528
Azbil Corp.	9,262	74,786
CKD Corp.	2,479	50,806
Daikokutenbussan Co. Ltd.	552	44,995
DMG Mori Co. Ltd.	2,077	43,593
en Japan, Inc.	537	9,087
GMO Financial Gate, Inc.	252	12,536
GMO Payment Gateway, Inc.	833	50,991
Harmonic Drive Systems, Inc.	1,019	25,054
Japan Elevator Service Holdings Co. Ltd.	1,812	39,218
Jeol Ltd.	407	15,760
Mani, Inc.	836	10,590
MatsukiyoCocokara & Co.	2,755	45,104
Menicon Co. Ltd.	197	2,001
Money Forward, Inc.*	737	30,046
Morinaga Milk Industry Co. Ltd.	1,854	45,317
NOF Corp.	2,558	43,785
PILLAR Corp.	31	889
Rohm Co. Ltd.	1,803	20,148
Rohto Pharmaceutical Co. Ltd.	2,734	67,956
Sawai Group Holdings Co. Ltd.	292	4,132
SCSK Corp.	2,004	41,271
SG Holdings Co. Ltd.	2,883	30,913
Shiseido Co. Ltd.	893	24,084
Suntory Beverage & Food Ltd.	1,117	41,932
Toyo Suisan Kaisha Ltd.	260	16,887
		800,409
MEXICO - 0.4%
Qualitas Controladora SAB de CV	2,741	21,440

NETHERLANDS - 1.4%
IMCD NV	231	40,108
Koninklijke Philips NV*	783	25,651
		65,759
SOUTH KOREA - 0.1%
Hanmi Pharm Co. Ltd.	18	4,311

SPAIN - 0.5%
Fluidra SA	948	24,795

SWEDEN - 4.2%
AAK AB	1,018	33,394
Beijer Ref AB, Class B	1,681	27,632
Fortnox AB	4,934	30,608
Swedish Orphan Biovitrum AB*	3,296	106,126
		197,760
SWITZERLAND - 2.4%
Baloise Holding AG	157	32,071
Burckhardt Compression Holding AG	26	18,885
dormakaba Holding AG	37	27,083

Artisan Partners Funds	37

	Shares Held	Value
SWITZERLAND (continued)
Inficon Holding AG	12	$17,797
On Holding AG, Class A*	378	18,966
		114,802
THAILAND - 1.4%
Fabrinet*	277	65,379

UNITED KINGDOM - 18.9%
Alphawave IP Group plc*	16,968	23,639
Balfour Beatty plc	8,443	48,628
Chemring Group plc	8,060	39,603
ConvaTec Group plc(1)	42,702	129,595
Direct Line Insurance Group plc	18,431	46,154
Howden Joinery Group plc	3,788	45,935
Intertek Group plc	248	17,084
ITM Power plc*	4,194	2,837
JD Sports Fashion plc	16,943	34,895
JET2 plc	5,421	101,469
LondonMetric Property plc, REIT	4,790	13,115
MONY Group plc	2,315	6,536
Pearson plc	2,589	35,075
Rotork plc	16,985	75,707
Smiths Group plc	2,827	63,376
Spirax Group plc	197	19,816
St. James’s Place plc	5,482	53,794
Subsea 7 SA	2,126	34,357
Taylor Wimpey plc	12,377	27,186
Trainline plc(1)*	9,818	43,237
Weir Group plc (The)	861	24,942
WH Smith plc	586	11,423
		898,403
UNITED STATES - 17.6%
Agilysys, Inc.*	525	57,161
Agios Pharmaceuticals, Inc.*	253	11,231
Alcon, Inc.	957	95,312
Alkermes plc*	1,256	35,167
Alphatec Holdings, Inc.*	792	4,405
Avidity Biosciences, Inc.*	859	39,461
Calix, Inc.*	739	28,648
Celcuity, Inc.*	270	4,024
CyberArk Software Ltd.*	243	70,830
Denali Therapeutics, Inc.*	486	14,170
Disc Medicine, Inc.*	69	3,382
Edgewise Therapeutics, Inc.*	649	17,317
Five9, Inc.*	484	13,915
Glaukos Corp.*	516	67,229
Ingersoll Rand, Inc.	373	36,635
Inspire Medical Systems, Inc.*	150	31,589
Insulet Corp.*	176	41,069
Ionis Pharmaceuticals, Inc.*	169	6,774
Legend Biotech Corp., ADR*	295	14,365
Madrigal Pharmaceuticals, Inc.*	199	42,170
Myriad Genetics, Inc.*	1,577	43,198
Ocular Therapeutix, Inc.*	683	5,939
Penumbra, Inc.*	87	16,874
RxSight, Inc.*	759	37,517
STAAR Surgical Co.*	294	10,909
Tarsus Pharmaceuticals, Inc.*	457	15,037
UiPath, Inc., Class A*	2,857	36,574
ViewRay, Inc.*	9,051	—
WaVe Life Sciences Ltd.*	1,270	10,418
Wolfspeed, Inc.*	2,411	23,391
		834,711
Total common stocks
(Cost $3,772,320)		4,513,625
	Shares Held	Value
SHORT-TERM INVESTMENT - 3.4%

INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $163,613)	163,613	$163,613

Total investments - 98.5%
(Cost $3,935,933)		4,677,238

Other assets less liabilities - 1.5%		70,243

Total net assets - 100.0%#		$4,747,481

(1)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $186,796 or 3.9% of net assets.

(2)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$6,536	0.1%
Consumer Discretionary	238,078	5.2
Consumer Staples	360,890	7.7
Energy	57,151	1.2
Financials	304,153	6.5
Health Care	1,099,818	23.5
Industrials	1,379,584	29.6
Information Technology	926,438	19.8
Materials	100,097	2.1
Real Estate	40,880	0.9
Short-Term Investment	163,613	3.4
Total investments	$4,677,238	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 86.7%

BELGIUM - 1.2%
Groupe Bruxelles Lambert NV	4,584	$356,915
Liberty Global Ltd., Class A*	2,811	59,341
		416,256
BERMUDA - 0.4%
Voussoir RE Ltd. (Preferred Shares)(1)(2)(3)*	1	146,720

BRAZIL - 1.2%
Pluxee NV*	12,026	253,519
Telefonica Brasil SA, ADR	16,476	169,213
		422,732
CANADA - 3.5%
Alimentation Couche-Tard, Inc.	10,602	586,139
Suncor Energy, Inc.	18,746	691,942
		1,278,081
CHINA - 3.6%
Alibaba Group Holding Ltd.	75,557	1,069,135
Anhui Conch Cement Co. Ltd., Class H	47,565	139,811
Hengan International Group Co. Ltd.	30,000	103,424
		1,312,370
FINLAND - 1.6%
Nokia OYJ, ADR(4)	80,868	353,392
Nokia OYJ	47,841	208,968
		562,360
FRANCE - 9.3%
Capgemini SE	1,940	418,765
Danone SA	22,633	1,646,196
Safran SA	4,087	960,306
Sodexo SA	3,334	273,354
Sodexo SA (Registered shares)(1)(3)*	737	60,444
		3,359,065
GERMANY - 2.7%
Brenntag SE(5)	9,844	733,975
Fresenius Medical Care AG	6,116	259,991
		993,966
INDIA - 3.5%
HCL Technologies Ltd.	58,390	1,251,470

IRELAND - 1.9%
Ryanair Holdings plc	1,846	33,816
Ryanair Holdings plc, Equity-Linked Security(1)(6)(7)*	36,160	662,532
		696,348
JAPAN - 1.7%
Nintendo Co. Ltd.	4,450	236,430
Seven & i Holdings Co. Ltd.	26,505	395,943
		632,373
MEXICO - 0.5%
Gruma SAB de CV, Class B	10,558	195,641

NETHERLANDS - 5.2%
Koninklijke Philips NV*	45,331	1,484,541
Universal Music Group NV	15,074	394,319
		1,878,860
SOUTH KOREA - 5.4%
Naver Corp.	2,211	286,378
Samsung Electronics Co. Ltd.	25,121	1,181,430
Samsung Electronics Co. Ltd. (Preference)	12,354	480,852
		1,948,660
	Shares Held	Value
SWITZERLAND - 15.6%
ABB Ltd.	26,682	1,544,484
Barry Callebaut AG	260	480,483
Cie Financiere Richemont SA	4,505	712,143
DSM-Firmenich AG	2,446	336,660
Novartis AG	12,195	1,399,877
UBS Group AG	38,100	1,173,138
		5,646,785
UNITED KINGDOM - 15.6%
Associated British Foods plc	18,999	592,599
Berkeley Group Holdings plc(5)	5,739	362,130
Compass Group plc	26,939	862,236
Lloyds Banking Group plc	983,950	773,509
Pearson plc	30,381	411,657
RELX plc	20,718	971,972
Unilever plc	25,729	1,664,557
		5,638,660
UNITED STATES - 13.8%
Arch Capital Group Ltd.*	16,615	1,858,922
CNH Industrial NV	24,620	273,283
Garmin Ltd.	4,964	873,893
Holcim AG	8,746	853,174
Sensata Technologies Holding plc(5)	9,305	333,662
Willis Towers Watson plc	2,698	794,707
		4,987,641
Total common stocks and equity-linked security
(Cost $20,690,942)		31,367,988

SHORT-TERM INVESTMENT - 12.2%

INVESTMENT COMPANY - 12.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(8)(9) (Cost $4,434,581)	4,434,581	4,434,581

MISCELLANEOUS SECURITIES - 0.4%(10)
Total Miscellaneous Securities
(Cost $167,687)		160,143

Total investments - 99.3%
(Cost $25,293,210)		35,962,712
Other assets less liabilities - 0.7%		254,228
Total net assets - 100.0%#		$36,216,940

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $869,696, or 2.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(3)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered shares)	9/4/2020	$46,862	$60,444	0.2%
Voussoir RE Ltd. (Preferred Shares)	1/13/2023	100,000	146,720	0.4%

(4)	All or a portion of security is on loan at September 30, 2024.

(5)	Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

Artisan Partners Funds	39

(6)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc, Equity-Linked Security	11/14/2013 - 7/22/2024	$581,142	$662,532	1.8%

(7)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(8)	Security is partially used as collateral for securities lending. At September 30, 2024, the Fund had loaned securities with a total value of $71,450. This was collateralized by cash of $73,575 which was subsequently invested in an investment company.

(9)	Represents the current yield as of September 30, 2024.

(10)	Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,145,681	3.2%
Consumer Discretionary	4,624,992	12.9
Consumer Staples	5,664,982	15.8
Energy	691,942	1.9
Financials	5,103,911	14.2
Health Care	3,144,409	8.7
Industrials	5,767,549	16.0
Information Technology	3,894,877	10.8
Materials	1,329,645	3.7
Miscellaneous Securities	160,143	0.5
Short-Term Investment	4,434,581	12.3
Total investments	$35,962,712	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.4%

BANKS - 0.8%
NU Holdings Ltd., Class A(1)*	2,442	$33,333

BEVERAGES - 0.2%
Celsius Holdings, Inc.*	297	9,328

BIOTECHNOLOGY - 13.2%
Argenx SE, ADR(1)*	370	200,758
Ascendis Pharma A/S, ADR(1)*	1,032	154,137
Exact Sciences Corp.*	1,005	68,470
Insmed, Inc.*	745	54,406
Ionis Pharmaceuticals, Inc.*	496	19,868
Twist Bioscience Corp.*	1,130	51,052
Veracyte, Inc.*	528	17,977
		566,668
CAPITAL MARKETS - 2.9%
Ares Management Corp., Class A	260	40,500
Tradeweb Markets, Inc., Class A	699	86,412
		126,912
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Tetra Tech, Inc.	831	39,186

COMMUNICATIONS EQUIPMENT - 1.7%
Arista Networks, Inc.*	188	72,162

CONSTRUCTION & ENGINEERING - 2.0%
Quanta Services, Inc.	281	83,900

ELECTRICAL EQUIPMENT - 2.2%
Hubbell, Inc., Class B	170	72,827
Vertiv Holdings Co., Class A	235	23,363
		96,190
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Coherent Corp.*	238	21,163

ENTERTAINMENT - 7.8%
Liberty Media Corp-Liberty Formula One, Class C*	1,034	80,040
Live Nation Entertainment, Inc.*	714	78,202
Spotify Technology SA*	417	153,749
Take-Two Interactive Software, Inc.*	148	22,769
		334,760
GROUND TRANSPORTATION - 2.0%
Saia, Inc.*	195	85,454

HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Dexcom, Inc.*	559	37,486
Insulet Corp.*	118	27,466
iRhythm Technologies, Inc.*	667	49,527
		114,479
HEALTH CARE TECHNOLOGY - 1.5%
Veeva Systems, Inc., Class A*	317	66,512

HOTELS, RESTAURANTS & LEISURE - 4.7%
Chipotle Mexican Grill, Inc., Class A*	1,342	77,300
Domino’s Pizza, Inc.	91	39,086
DoorDash, Inc., Class A*	433	61,774
Wingstop, Inc.	62	25,708
		203,868
	Shares Held	Value
HOUSEHOLD DURABLES - 1.8%
NVR, Inc.*	8	$77,101

INSURANCE - 1.2%
Arthur J Gallagher & Co.	180	50,658

IT SERVICES - 3.1%
GoDaddy, Inc., Class A*	220	34,464
MongoDB, Inc., Class A*	92	24,901
Shopify, Inc., Class A(1)*	907	72,660
		132,025
LIFE SCIENCES TOOLS & SERVICES - 5.6%
Gerresheimer AG(1)	617	54,974
Illumina, Inc.*	332	43,239
West Pharmaceutical Services, Inc.	478	143,407
		241,620
MACHINERY - 7.1%
Fortive Corp.	1,063	83,897
Ingersoll Rand, Inc.	972	95,434
Westinghouse Air Brake Technologies Corp.	302	54,887
Xylem, Inc.	543	73,379
		307,597
PROFESSIONAL SERVICES - 2.9%
Equifax, Inc.	219	64,241
Parsons Corp.*	151	15,650
Verisk Analytics, Inc., Class A	173	46,426
		126,317
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
CBRE Group, Inc., Class A*	351	43,665
CoStar Group, Inc.*	746	56,265
		99,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
Lattice Semiconductor Corp.*	2,030	107,720
MACOM Technology Solutions Holdings, Inc.*	551	61,334
Marvell Technology, Inc.	700	50,467
Monolithic Power Systems, Inc.	80	74,033
ON Semiconductor Corp.*	835	60,638
Onto Innovation, Inc.*	244	50,642
		404,834
SOFTWARE - 18.0%
Atlassian Corp., Class A*	523	83,083
Bentley Systems, Inc., Class B	1,151	58,505
CCC Intelligent Solutions Holdings, Inc.*	5,044	55,731
Datadog, Inc., Class A*	754	86,796
Gitlab, Inc., Class A*	571	29,445
HubSpot, Inc.*	132	70,104
Monday.com Ltd.*	195	54,110
Samsara, Inc., Class A*	887	42,697
Synopsys, Inc.*	184	93,401
Tyler Technologies, Inc.*	279	162,752
Zscaler, Inc.*	225	38,541
		775,165
SPECIALTY RETAIL - 2.0%
AutoZone, Inc.*	15	48,700
Best Buy Co., Inc.	137	14,185
Dick’s Sporting Goods, Inc.	118	24,700
		87,585
Artisan Partners Funds	41

	Shares Held	Value
SPECIALTY RETAIL (continued)

TEXTILES, APPAREL & LUXURY GOODS - 1.1%
Deckers Outdoor Corp.*	290	$46,225

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Ferguson Enterprises, Inc.	166	33,003

Total common stocks
(Cost $2,691,528)		4,235,975

SHORT-TERM INVESTMENT - 1.3%

INVESTMENT COMPANY - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $55,168)	55,168	55,168

Total investments - 99.7%
(Cost $2,746,696)		4,291,143

Other assets less liabilities - 0.3%		13,653
Total net assets - 100.0%#		$4,304,796

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Gerresheimer AG	Germany	EUR
NU Holdings Ltd.	Brazil	USD
Shopify, Inc.	Canada	USD

(2)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$334,760	7.8%
Consumer Discretionary	414,779	9.7
Consumer Staples	9,328	0.2
Financials	210,903	4.9
Health Care	989,279	23.1
Industrials	771,649	18.0
Information Technology	1,405,348	32.7
Real Estate	99,929	2.3
Short-Term Investment	55,168	1.3
Total investments	$4,291,143	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.4%

AEROSPACE & DEFENSE - 0.4%
CAE, Inc.(1)*	238	$4,462

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	181	23,830

AUTOMOBILE COMPONENTS - 2.5%
BorgWarner, Inc.	343	12,455
Gentex Corp.	585	17,354
		29,809
BANKS - 9.1%
Fifth Third Bancorp	546	23,406
First Citizens BancShares, Inc., Class A	25	46,594
M&T Bank Corp.	123	21,931
WaFd, Inc.	445	15,496
		107,427
CAPITAL MARKETS - 1.2%
Moelis & Co., Class A	205	14,040

CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.8%
Dollar General Corp.	141	11,925
Kroger Co. (The)	447	25,637
Sysco Corp.	240	18,734
		56,296
DISTRIBUTORS - 1.7%
LKQ Corp.	492	19,634

ELECTRIC UTILITIES - 4.5%
Alliant Energy Corp.	413	25,065
OGE Energy Corp.	691	28,329
		53,394
ELECTRICAL EQUIPMENT - 1.5%
nVent Electric plc	257	18,083

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.6%
Vontier Corp.	914	30,825

ENERGY EQUIPMENT & SERVICES - 2.0%
NOV, Inc.	1,440	22,992

ENTERTAINMENT - 3.5%
Electronic Arts, Inc.	147	21,098
Warner Music Group Corp., Class A	633	19,806
		40,904
FINANCIAL SERVICES - 2.1%
Corebridge Financial, Inc.	831	24,239

FOOD PRODUCTS - 2.1%
Tyson Foods, Inc., Class A	410	24,422

GROUND TRANSPORTATION - 3.4%
U-Haul Holding Co.	549	39,500

HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
Baxter International, Inc.	742	28,170
Dentsply Sirona, Inc.	784	21,226
		49,396
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Centene Corp.*	353	26,601
	Shares Held	Value
HOTELS, RESTAURANTS & LEISURE - 8.5%
Expedia Group, Inc.*	244	$36,080
Marriott International, Inc., Class A	82	20,497
MGM Resorts International*	478	18,701
Vail Resorts, Inc.	143	24,922
		100,200
INDUSTRIAL REITS - 0.2%
Lineage, Inc.	36	2,819

INSURANCE - 5.8%
Arch Capital Group Ltd.*	283	31,696
Globe Life, Inc.	282	29,816
Progressive Corp. (The)	26	6,624
		68,136
INTERACTIVE MEDIA & SERVICES - 1.7%
IAC, Inc.*	373	20,081

LEISURE PRODUCTS - 1.1%
Polaris, Inc.	157	13,099

LIFE SCIENCES TOOLS & SERVICES - 4.2%
Bio-Rad Laboratories, Inc., Class A*	61	20,447
Waters Corp.*	81	28,983
		49,430
MACHINERY - 2.0%
Otis Worldwide Corp.	224	23,330

MEDIA - 5.7%
Cable One, Inc.	60	20,829
News Corp., Class A	838	22,316
Omnicom Group, Inc.	229	23,676
		66,821
PROFESSIONAL SERVICES - 2.4%
Genpact Ltd.	704	27,610

RETAIL REITS - 2.1%
NNN REIT, Inc.	516	25,027

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Analog Devices, Inc.	179	41,134

SOFTWARE - 2.4%
Check Point Software Technologies Ltd.(1)*	125	24,096
Dolby Laboratories, Inc., Class A	55	4,205
		28,301
SPECIALIZED REITS - 5.1%
Lamar Advertising Co., Class A	278	37,194
Public Storage	61	22,291
		59,485
SPECIALTY RETAIL - 1.8%
AutoNation, Inc.*	116	20,713
Vitamin Oldco Holdings, Inc. (escrow shares)(2)(3)*	220	—
		20,713
Total common stocks
(Cost $698,856)		1,132,040
Artisan Partners Funds	43

	Shares Held	Value
SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(4) (Cost $31,368)	31,368	$31,368

Total investments - 99.1%
(Cost $730,224)		1,163,408

Other assets less liabilities - 0.9%		11,091
Total net assets - 100.0%#		$1,174,499

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(4)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$127,806	11.0%
Consumer Discretionary	183,455	15.7
Consumer Staples	80,718	6.9
Energy	22,992	2.0
Financials	213,842	18.4
Health Care	125,428	10.8
Industrials	136,815	11.8
Information Technology	100,259	8.6
Real Estate	87,331	7.5
Utilities	53,394	4.6
Short-Term Investment	31,368	2.7
Total investments	$1,163,408	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

44	Artisan Partners Funds

ARTISAN SELECT EQUITY FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.6%

AUTOMOBILES - 2.2%
Harley-Davidson, Inc.	30	$1,140

BANKS - 3.5%
Citigroup, Inc.	29	1,838

BROADLINE RETAIL - 4.2%
Alibaba Group Holding Ltd., ADR(1)	21	2,199

CAPITAL MARKETS - 9.9%
Bank of New York Mellon Corp. (The)	35	2,524
Charles Schwab Corp. (The)	41	2,629
		5,153
CHEMICALS - 4.4%
Axalta Coating Systems Ltd.*	63	2,281

CONSTRUCTION MATERIALS - 5.2%
Heidelberg Materials AG(1)	25	2,720

CONSUMER FINANCE - 5.3%
American Express Co.	10	2,771

FINANCIAL SERVICES - 5.5%
Berkshire Hathaway, Inc., Class B*	6	2,857

FOOD PRODUCTS - 4.9%
Danone SA(1)	35	2,549

HEALTH CARE PROVIDERS & SERVICES - 10.2%
Elevance Health, Inc.	5	2,730
Henry Schein, Inc.*	36	2,593
		5,323
HOTELS, RESTAURANTS & LEISURE - 5.4%
Aramark	73	2,816

INSURANCE - 10.3%
Aon plc, Class A	3	912
Marsh & McLennan Cos., Inc.	8	1,763
Progressive Corp. (The)	11	2,696
		5,371
INTERACTIVE MEDIA & SERVICES - 10.1%
Alphabet, Inc., Class A	15	2,532
Meta Platforms, Inc., Class A	5	2,731
		5,263
MACHINERY - 2.3%
Snap-on, Inc.	4	1,205

PASSENGER AIRLINES - 1.7%
Southwest Airlines Co.	31	910

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Lam Research Corp.	2	1,249

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.1%
Samsung Electronics Co. Ltd.(1)	45	2,130

Total common stocks (Cost $33,429)		47,775
	Shares Held	Value
SHORT-TERM INVESTMENT - 8.1%

INVESTMENT COMPANY - 8.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $4,205)	4,205	$4,205

Total investments - 99.7% (Cost $37,634)		51,980

Other assets less liabilities - 0.3%		133

Total net assets - 100.0%#		$52,113

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,263	10.1%
Consumer Discretionary	6,156	11.8
Consumer Staples	2,549	4.9
Financials	17,988	34.7
Health Care	5,323	10.2
Industrials	2,115	4.1
Information Technology	3,379	6.5
Materials	5,002	9.6
Short-Term Investment	4,205	8.1
Total investments	$51,980	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN SMALL CAP FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

AEROSPACE & DEFENSE - 0.7%
Loar Holdings, Inc.*	131	$9,775

AUTOMOBILE COMPONENTS - 2.0%
Modine Manufacturing Co.*	205	27,227

BEVERAGES - 1.2%
Vita Coco Co., Inc. (The)*	571	16,171

BIOTECHNOLOGY - 24.4%
Argenx SE, ADR(1)*	94	51,203
Ascendis Pharma A/S, ADR(1)*	423	63,173
Denali Therapeutics, Inc.*	148	4,306
Exact Sciences Corp.*	351	23,909
Halozyme Therapeutics, Inc.*	1,307	74,803
Insmed, Inc.*	197	14,387
Ionis Pharmaceuticals, Inc.*	225	9,010
Iovance Biotherapeutics, Inc.*	2,034	19,095
Twist Bioscience Corp.*	836	37,755
Veracyte, Inc.*	1,226	41,731
		339,372
BUILDING PRODUCTS - 1.5%
Trex Co., Inc.*	315	20,970

CAPITAL MARKETS - 3.4%
Hamilton Lane, Inc., Class A	109	18,357
MarketAxess Holdings, Inc.	111	28,523
		46,880
CONSTRUCTION & ENGINEERING - 0.9%
MYR Group, Inc.*	116	11,837

DIVERSIFIED CONSUMER SERVICES - 0.7%
Duolingo, Inc., Class A*	37	10,331

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.7%
Flex Ltd.*	782	26,137
Novanta, Inc.*	220	39,362
		65,499
GROUND TRANSPORTATION - 1.9%
Saia, Inc.*	59	25,882

HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
Inspire Medical Systems, Inc.*	135	28,477
iRhythm Technologies, Inc.*	209	15,550
Lantheus Holdings, Inc.*	107	11,700
Penumbra, Inc.*	67	13,070
PROCEPT BioRobotics Corp.*	192	15,406
		84,203
HOTELS, RESTAURANTS & LEISURE - 0.6%
Dutch Bros, Inc., Class A*	270	8,663

HOUSEHOLD DURABLES - 5.7%
Installed Building Products, Inc.	74	18,274
SharkNinja, Inc.	444	48,233
Smith Douglas Homes Corp.*	337	12,747
		79,254
LIFE SCIENCES TOOLS & SERVICES - 3.4%
Repligen Corp.*	185	27,578
	Shares Held	Value
LIFE SCIENCES TOOLS & SERVICES (continued)
Stevanato Group SpA(1)	1,019	$20,379
		47,957
MACHINERY - 4.1%
John Bean Technologies Corp.	52	5,131
SPX Technologies, Inc.*	327	52,095
		57,226
PERSONAL CARE PRODUCTS - 0.5%
Inter Parfums, Inc.	57	7,408

PROFESSIONAL SERVICES - 2.3%
Dayforce, Inc.*	439	26,886
Parsons Corp.*	48	5,024
		31,910
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Colliers International Group, Inc.(1)	92	13,935

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
Allegro MicroSystems, Inc.(1)*	639	14,895
Astera Labs, Inc.*	185	9,678
Lattice Semiconductor Corp.*	1,036	54,984
MACOM Technology Solutions Holdings, Inc.*	368	40,964
Onto Innovation, Inc.*	105	21,698
		142,219
SOFTWARE - 17.6%
CCC Intelligent Solutions Holdings, Inc.*	2,765	30,552
Clearwater Analytics Holdings, Inc., Class A*	1,330	33,585
Confluent, Inc., Class A*	472	9,618
Elastic NV*	146	11,190
Gitlab, Inc., Class A*	303	15,614
Guidewire Software, Inc.*	406	74,252
Intapp, Inc.*	290	13,868
Procore Technologies, Inc.*	338	20,872
Tyler Technologies, Inc.*	26	15,221
Workiva, Inc., Class A*	265	20,945
		245,717
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
Crocs, Inc.*	170	24,620
On Holding AG, Class A(1)*	141	7,047
		31,667
TRADING COMPANIES & DISTRIBUTORS - 2.0%
Applied Industrial Technologies, Inc.	79	17,720
SiteOne Landscape Supply, Inc.*	68	10,216
		27,936
Total common stocks (Cost $898,401)		1,352,039

SHORT-TERM INVESTMENT - 2.2%

INVESTMENT COMPANY - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $30,595)	30,595	30,595

Total investments - 99.3% (Cost $928,996)		1,382,634

46 | Artisan Partners Funds

	Shares Held	Value
Other assets less liabilities - 0.7%		10,125
Total net assets - 100.0%#		$1,392,759

(1)	The Fund considers the company to be from outside the United States.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Colliers International Group, Inc.	Canada	USD
On Holding AG	Switzerland	USD
Stevanato Group SpA	Italy	USD

(2)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$157,141	11.4%
Consumer Staples	23,579	1.7
Financials	46,880	3.4
Health Care	471,534	34.1
Industrials	185,535	13.4
Information Technology	453,435	32.8
Real Estate	13,935	1.0
Short-Term Investment	30,595	2.2
Total investments	$1,382,634	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments — September 30, 2024
Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.4%

BRAZIL - 9.7%
GPS Participacoes e Empreendimentos SA(1)	748	$2,561
Itau Unibanco Holding SA (Preference)	482	3,211
Lojas Renner SA	353	1,167
MercadoLibre, Inc.*	3	6,328
Vale SA	196	2,293
VTEX, Class A*	116	867
		16,427
CHINA - 17.9%
Alibaba Group Holding Ltd.	494	6,994
Baidu, Inc., Class A*	122	1,655
China Traditional Chinese Medicine Holdings Co. Ltd.*	4,581	2,581
Estun Automation Co. Ltd., Class A	1,501	3,313
Kingsoft Cloud Holdings Ltd., ADR*	100	294
NIO, Inc., ADR(2)*	95	636
Prosus NV	107	4,690
Trip.com Group Ltd.*	54	3,420
Wuxi Biologics Cayman, Inc.(3)*	1,047	2,356
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,106	4,369
		30,308
EGYPT - 0.7%
Commercial International Bank - Egypt (CIB), GDR(3)	720	1,223

GEORGIA - 0.4%
Bank of Georgia Group plc	14	700

GREECE - 2.3%
Alpha Services and Holdings SA	830	1,439
Metlen Energy & Metals SA	61	2,419
		3,858
HONG KONG - 1.6%
AIA Group Ltd.	303	2,719

INDIA - 11.8%
Dabur India Ltd.	229	1,712
Havells India Ltd.	157	3,765
ICICI Bank Ltd.	449	6,815
Infosys Ltd.	118	2,636
Reliance Industries Ltd.	141	4,982
		19,910
INDONESIA - 1.9%
Bank Rakyat Indonesia Persero Tbk. PT	6,090	1,991
Indofood CBP Sukses Makmur Tbk. PT	1,555	1,266
		3,257
KAZAKHSTAN - 1.7%
Kaspi.KZ JSC, ADR(3)	28	2,959

MALAYSIA - 1.7%
Frontken Corp. Bhd.	1,470	1,309
MR DIY Group M Bhd.(3)	2,938	1,510
		2,819
MEXICO - 3.9%
Cemex SAB de CV	2,334	1,428
Gentera SAB de CV	1,985	2,217
Vista Energy SAB de CV, ADR*	65	2,892
		6,537
PANAMA - 1.0%
Copa Holdings SA, Class A	18	1,712
	Shares Held	Value
PERU - 1.6%
Credicorp Ltd.	15	$2,645

POLAND - 1.6%
InPost SA*	144	2,716

RUSSIA - 0.0%
Sberbank of Russia PJSC(4)(5)(6)	265	—

SINGAPORE - 0.6%
Sea Ltd., ADR*	10	968

SOUTH AFRICA - 3.1%
FirstRand Ltd.	698	3,356
MTN Group Ltd.	356	1,893
		5,249
SOUTH KOREA - 11.8%
Cosmax, Inc.	19	2,106
Kia Corp.	26	1,997
LG Energy Solution Ltd.*	4	1,195
Samsung Biologics Co. Ltd.(3)*	5	3,906
Samsung Electronics Co. Ltd.	198	9,304
Shinhan Financial Group Co. Ltd.	34	1,427
		19,935
TAIWAN - 19.9%
E Ink Holdings, Inc.	701	6,493
MediaTek, Inc.	139	5,153
Taiwan Semiconductor Manufacturing Co. Ltd.	728	22,006
		33,652
THAILAND - 0.6%
Bangkok Bank PCL(4)	237	1,110

TURKEY - 0.5%
BIM Birlesik Magazalar A/S	64	934

UNITED ARAB EMIRATES - 1.3%
ADNOC Logistics & Services	937	1,366
Borouge plc	1,369	924
		2,290
UNITED STATES - 1.4%
Globant SA*	12	2,313

VIETNAM - 2.4%
Vietnam Technological & Commercial Joint Stock Bank	4,111	4,050

Total common stocks
(Cost $125,600)		168,291

SHORT-TERM INVESTMENT - 2.4%
2
INVESTMENT COMPANY - 2.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(7)(8) (Cost $4,088)	4,088	4,088

Total investments - 101.8% (Cost $129,688)		172,379

Other assets less liabilities - (1.8)%		(3,024)

Total net assets - 100.0%#		$169,355

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	All or a portion of security is on loan at September 30, 2024.

48 | Artisan Partners Funds

(3)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2024, the value of these securities was $11,954 or 7.1% of net assets.
(4)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,110, or 0.7% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(5)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)	Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sberbank of Russia PJSC	1/8/2019 - 3/25/2020	$772	$—	0.0%

(7)	Security is partially used as collateral for securities lending. At September 30, 2024, the Fund had loaned securities with a total value of $67. This was collateralized by cash of $67 which was subsequently invested in an investment company.
(8)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,383	3.1%
Consumer Discretionary	26,742	15.5
Consumer Staples	6,018	3.5
Energy	9,240	5.4
Financials	35,862	20.8
Health Care	8,843	5.1
Industrials	23,359	13.6
Information Technology	48,199	27.9
Materials	4,645	2.7
Short-Term Investment	4,088	2.4
Total investments	$172,379	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN VALUE FUND

Schedule of Investments — September 30, 2024

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.9%

AEROSPACE & DEFENSE - 4.6%
Airbus SE(1)	53	$7,753
Safran SA(1)	35	8,303
		16,056
AIR FREIGHT & LOGISTICS - 3.7%
FedEx Corp.	8	2,270
United Parcel Service, Inc., Class B	78	10,693
		12,963
BANKS - 6.7%
Bank of America Corp.	171	6,797
PNC Financial Services Group, Inc. (The)	44	8,074
US Bancorp	184	8,398
		23,269
BEVERAGES - 5.9%
Diageo plc(1)	325	11,299
Heineken Holding NV(1)	122	9,223
		20,522
CAPITAL MARKETS - 7.6%
CME Group, Inc.	37	8,165
Goldman Sachs Group, Inc. (The)	20	10,057
Morgan Stanley	80	8,307
		26,529
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Dollar General Corp.	44	3,752

ENERGY EQUIPMENT & SERVICES - 2.2%
Schlumberger NV	183	7,662

ENTERTAINMENT - 3.7%
Electronic Arts, Inc.	47	6,793
Walt Disney Co. (The)	62	5,943
		12,736
FINANCIAL SERVICES - 10.0%
Berkshire Hathaway, Inc., Class B*	16	7,553
Fiserv, Inc.*	50	8,927
PayPal Holdings, Inc.*	148	11,525
Visa, Inc., Class A	25	6,956
		34,961
FOOD PRODUCTS - 3.3%
Kerry Group plc, Class A(1)	112	11,618

HEALTH CARE EQUIPMENT & SUPPLIES - 7.1%
Baxter International, Inc.	219	8,321
Koninklijke Philips NV(1)*	260	8,513
Medtronic plc	90	8,076
		24,910
HEALTH CARE PROVIDERS & SERVICES - 5.2%
Cigna Group (The)	27	9,410
Humana, Inc.	27	8,538
		17,948
HOTELS, RESTAURANTS & LEISURE - 6.5%
Booking Holdings, Inc.	2	8,993
Compass Group plc(1)	270	8,644
Marriott International, Inc., Class A	20	5,081
		22,718
	Shares Held	Value
INSURANCE - 3.2%
Arch Capital Group Ltd.*	99	$11,130

INTERACTIVE MEDIA & SERVICES - 7.8%
Alphabet, Inc., Class C	75	12,473
Meta Platforms, Inc., Class A	26	14,813
		27,286
MEDIA - 2.8%
Comcast Corp., Class A	236	9,867

OIL, GAS & CONSUMABLE FUELS - 2.6%
EOG Resources, Inc.	74	9,157

PHARMACEUTICALS - 1.7%
Merck & Co., Inc.	52	5,916

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
NXP Semiconductors NV(1)	22	5,294
Texas Instruments, Inc.	44	9,186
		14,480
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.3%
Samsung Electronics Co. Ltd. (Preference)(1)	113	4,404

TOBACCO - 4.7%
Altria Group, Inc.	111	5,677
Philip Morris International, Inc.	87	10,614
		16,291
Total common stocks (Cost $214,634)		334,175

SHORT-TERM INVESTMENT - 3.3%

INVESTMENT COMPANY - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(2) (Cost $11,602)	11,602	11,602

Total investments - 99.2% (Cost $226,236)		345,777

Other assets less liabilities - 0.8%		2,779
Total net assets - 100.0%#		$348,556

(1)	The Fund considers the company to be from outside the United States.

Trading
Security	Country	Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd. (Preference)	South Korea	KRW

(2)	Represents the current yield as of September 30, 2024.

50	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$49,888	14.4%
Consumer Discretionary	22,718	6.6
Consumer Staples	52,183	15.1
Energy	16,819	4.9
Financials	95,890	27.7
Health Care	48,774	14.1
Industrials	29,019	8.4
Information Technology	18,884	5.5
Short-Term Investment	11,602	3.3
Total investments	$345,777	100.0%

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN VALUE INCOME FUND

Schedule of Investments — September 30, 2024

Principal amount, shares and dollar values in thousands

	Shares Held		Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 91.8%

AEROSPACE & DEFENSE - 1.6%
Airbus SE(1)	1		$182
Safran SA(1)	—	^	85
			267
AIR FREIGHT & LOGISTICS - 2.1%
United Parcel Service, Inc., Class B	2		337

AIRLINES - 1.8%
Ryanair Holdings plc, Equity-Linked Security(1)(2)(3)(4)*	16		301

BANKS - 8.2%
Bank of America Corp.	7		262
Fifth Third Bancorp	5		206
M&T Bank Corp.	1		236
PNC Financial Services Group, Inc. (The)	1		255
US Bancorp	6		253
WaFd, Inc.	4		139
			1,351
BEVERAGES - 5.8%
Coca-Cola Co. (The)	4		253
Diageo plc(1)	10		354
Heineken Holding NV(1)	5		347
			954
CAPITAL MARKETS - 5.8%
CME Group, Inc.	1		315
Goldman Sachs Group, Inc. (The)	—	^	210
Moelis & Co., Class A	2		159
Morgan Stanley	3		268
			952
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Sysco Corp.	3		199

DISTRIBUTORS - 1.3%
LKQ Corp.	5		211

ELECTRIC UTILITIES - 9.5%
Alliant Energy Corp.	5		317
Evergy, Inc.	4		267
IDACORP, Inc.	2		232
OGE Energy Corp.	9		352
PPL Corp.	12		381
			1,549
ELECTRICAL EQUIPMENT - 0.8%
nVent Electric plc	2		127

ENERGY EQUIPMENT & SERVICES - 1.5%
Schlumberger NV	6		246

ENTERTAINMENT - 1.4%
Warner Music Group Corp., Class A	7		228

FINANCIAL SERVICES - 3.1%
Corebridge Financial, Inc.	10		277
Visa, Inc., Class A	1		232
			509
FOOD PRODUCTS - 3.6%
Kerry Group plc, Class A(1)	3		277
	Shares Held		Value
FOOD PRODUCTS (continued)
Tyson Foods, Inc., Class A	5		$311
			588
GAS UTILITIES - 1.0%
Atmos Energy Corp.	1		166

HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
Baxter International, Inc.	8		311
Koninklijke Philips NV(1)*	9		303
Medtronic plc	5		407
			1,021
HEALTH CARE REITS - 1.8%
Universal Health Realty Income Trust	7		299

HOTELS, RESTAURANTS & LEISURE - 5.0%
Compass Group plc(1)	8		255
MGM China Holdings Ltd.(1)	191		304
Vail Resorts, Inc.	1		257
			816
INDUSTRIAL REITS - 1.0%
Lineage, Inc.	2		156

LEISURE PRODUCTS - 1.1%
Polaris, Inc.	2		177

MACHINERY - 2.3%
Otis Worldwide Corp.	4		374

MEDIA - 5.6%
Cable One, Inc.	—	^	159
Comcast Corp., Class A(5)	11		457
Omnicom Group, Inc.	3		303
			919
OIL, GAS & CONSUMABLE FUELS - 3.9%
Diamondback Energy, Inc.	1		234
EOG Resources, Inc.	3		412
			646
PHARMACEUTICALS - 1.5%
Merck & Co., Inc.	2		239

RETAIL REITS - 1.7%
NNN REIT, Inc.	6		279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Texas Instruments, Inc.	1		274

SPECIALIZED REITS - 5.4%
Lamar Advertising Co., Class A	5		632
Public Storage	1		246
			878
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Samsung Electronics Co. Ltd. (Preference)(1)	3		104

TOBACCO - 5.3%
Altria Group, Inc.	6		326
Philip Morris International, Inc.(5)	5		549
			875
Total common stocks and equity-linked security (Cost $13,324)			15,042

52	Artisan Partners Funds

	Principal Amount	Value
CONVERTIBLE BONDS - 2.4%

MEDIA - 1.1%
Cable One, Inc.
Zero Coupon, 3/15/2026	106	$97
1.13%, 3/15/2028	97	78
		175
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
Redwood Trust, Inc.
7.75%, 6/15/2027	215	214

Total convertible bonds (Cost $390)		389

CORPORATE BONDS - 2.3%

BROADLINE RETAIL - 1.3%
ANGI Group LLC
3.88%, 8/15/2028(6)	228	209

MEDIA - 1.0%
Cable One, Inc.
4.00%, 11/15/2030(6)	209	167

Total corporate bonds (Cost $359)		376

	Shares Held
PREFERRED STOCK - 2.0%

BANKS - 2.0%
WaFd, Inc. Series A, 4.88%(7) (Cost $235)	17	337

SHORT-TERM INVESTMENT - 1.3%

INVESTMENT COMPANY - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 4.85%(8) (Cost $213)	213	213

Total investments - 99.8% (Cost $14,521)		16,357

WRITTEN OPTION CONTRACTS - (0.2)% (Premiums received $(28))		(33)

Other assets less liabilities - 0.4%		62
Total net assets - 100.0%#		$16,386

(1)	The Fund considers the company to be from outside the United States.

Trading
Security	Country	Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
MGM China Holdings Ltd.	Macau	HKD
Ryanair Holdings plc, Equity-Linked Security	Ireland	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd. (Preference)	South Korea	KRW

(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $301, or 1.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.
(3)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

				Percentage of
Security	Acquisition Date	Cost	Value	Total Net Assets
Ryanair Holdings plc, Equity-Linked
Security	3/12/2024 - 7/25/2024	$326	$301	1.8%

(4)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for written options.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7)	Perpetual security. The rate reflected was the rate in effect on September 30, 2024.

(8)	Represents the current yield as of September 30, 2024.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,490	9.1%
Consumer Discretionary	1,414	8.6
Consumer Staples	2,616	16.0
Energy	892	5.5
Financials	3,361	20.5
Health Care	1,260	7.7
Industrials	1,406	8.6
Information Technology	378	2.3
Real Estate	1,612	9.9
Utilities	1,715	10.5
Short-Term Investment	213	1.3
Total investments	$16,357	100.0%

Artisan Partners Funds	53

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options

Number of Contracts‡	Description	Exercise Price		Notional Amount	Expiration Date	Premiums Paid/ (Received) by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
8	Altria Group, Inc.		$52.50	$41	03/21/25	$(2)	$(1)	$— ^
8	Altria Group, Inc.		55.00	41	06/20/25	(2)	(1)	1
2	CME Group, Inc.		210.00	44	11/15/24	(1)	(3)	(2)
7	Coca-Cola Co. (The)		70.00	50	11/15/24	(1)	(2)	(1)
4	Coca-Cola Co. (The)		72.50	29	11/15/24	(1)	(1)	— ^
2	Compass Group plc(1)	GBP	26.00	64	06/20/25	(3)	(2)	1
9	Fifth Third Bancorp		$42.00	39	11/15/24	(1)	(2)	(1)
1	Goldman Sachs Group, Inc. (The)		530.00	50	12/20/24	(2)	(1)	1
10	NNN REIT, Inc.		50.00	48	03/21/25	(1)	(1)	— ^
3	Omnicom Group, Inc.		100.00	31	04/17/25	(2)	(3)	(1)
5	Otis Worldwide Corp.		100.00	52	12/20/24	(2)	(3)	(1)
5	Philip Morris International, Inc.		120.00	61	01/17/25	(3)	(3)	(1)
2	Safran SA	EUR	220.00	42	12/20/24	(1)	(2)	(1)
10	US Bancorp		$45.00	46	10/18/24	(3)	(2)	1
10	US Bancorp		42.50	46	11/15/24	(2)	(4)	(2)
1	Visa, Inc.		290.00	27	12/20/24	(1)	(1)	— ^
1	Visa, Inc.		280.00	27	01/17/25	(1)	(1)	— ^
Total written option contracts						$(28)	$(33)	$(5)

(1)	One contract is equal to 1000 shares.

Definitions of abbreviations and footnotes are detailed on page 2-3.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2024

Dollar values in thousands

		EMERGING MARKETS
	DEVELOPING WORLD	DEBT OPPORTUNITIES*		FLOATING RATE	FOCUS
ASSETS:
Investments in securities, unaffiliated, at value	$3,506,232	$59,543		$66,138	$1,146,990
Short-term investments, at value	80,325	8,510		755	10,467
Total investments	3,586,557	68,053		66,893	1,157,457
Cash	23,509	224		878	10,250
Cash pledged for centrally cleared swap contracts	—	2,961		—	—
Deposits with broker for forward contracts	—	1,548		—	—
Deposits with broker for futures contracts	—	479		—	—
Due from broker	—	76		—	—
Foreign currency	4,450	282		—	333
Unrealized appreciation on foreign currency forward contracts	—	322		—	1,310
Receivable from investments sold	16,304	665		8,273	15,776
Receivable from fund shares sold	1,385	160		73	1,266
Receivable for variation margin on futures contracts	—	72		—	—
Receivable from the Adviser	—	11		—	—
Dividends and interest receivable	1,099	1,370		362	614
Other assets	455	8		10	145
Total assets	3,633,759	76,231		76,489	1,187,151
LIABILITIES:
Written options, at value	—	—		—	3,263	(1)
Swap contracts, at value	—	—	^	—	—
Reverse repurchase agreements	—	163		—	—
Unrealized depreciation on unfunded loan commitments	—	—		1	—
Unrealized depreciation on foreign currency forward contracts	—	184		—	2,815
Dividends payable	—	—		9	—
Payable for investments purchased	15,323	—	^	2,698	19,147
Payable for fund shares redeemed	1,919	26		781	383
Payable for variation margin on centrally cleared swap contracts	—	32		—	—
Payable for operating expenses	615	199		174	255
Payable for management fees	500	—		2	158
Payable for deferred director’s compensation	437	8		9	128
Payable for foreign taxes on unrealized gains	7,250	30		—	—
Total liabilities	26,044	642		3,674	26,149
Total net assets	$3,607,715	$75,589		$72,815	$1,161,002
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,686,582	$74,021		$74,900	$827,546
Total distributable earnings (loss)	921,133	1,568		(2,085)	333,456
Total net assets	$3,607,715	$75,589		$72,815	$1,161,002
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$348,562	$3,744		$12,805	$42,763
Advisor Shares	$1,716,768	$24,074		$24,111	$677,071
Institutional Shares	$1,542,385	$47,771		$35,899	$441,168
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	16,472,798	359,150		1,336,170	1,809,597
Advisor Shares	80,202,084	2,310,615		2,516,867	28,462,459
Institutional Shares	71,565,531	4,581,910		3,748,136	18,479,592
Net asset value per share
Investor Shares	$21.16	$10.43		$9.58	$23.63
Advisor Shares	$21.41	$10.42		$9.58	$23.79
Institutional Shares	$21.55	$10.43		$9.58	$23.87
Cost of total investments	$1,953,735	$66,211		$67,500	$876,896
Cost of foreign currency held	$4,413	$281		$—	$332

*	Consolidated statement
(1)	Premiums received $3,811
^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2024 (Continued)

Dollar values in thousands

				GLOBAL	GLOBAL
	GLOBAL DISCOVERY	GLOBAL EQUITY		OPPORTUNITIES	UNCONSTRAINED*
ASSETS:
Investments in securities, unaffiliated, at value	$228,979	$177,286		$2,455,872	$90,695
Short-term investments, at value	12,033	1,539		87,572	20,396
Total investments	241,012	178,825		2,543,444	111,091
Cash	1,939	1,489		21,356	1,118
Cash pledged for centrally cleared swap contracts	—	—		—	5,058
Deposits with broker for forward contracts	—	—		—	3,021
Deposits with broker for futures contracts	—	—		—	587
Foreign currency	244	114		2,311	2,151
Unrealized appreciation on foreign currency forward contracts	—	—		—	309
Receivable from investments sold	221	1,489		10,638	2,468
Receivable from fund shares sold	5	1		2,254	542
Receivable for variation margin on futures contracts	—	—		—	31
Receivable for variation margin on centrally cleared swap contracts	—	—		—	20
Receivable from the Adviser	—	—		—	24
Dividends and interest receivable	154	513		2,467	2,079
Other assets	24	25		398	9
Total assets	243,599	182,456		2,582,868	128,508
LIABILITIES:
Swap contracts, at value	—	—		—	40 (1)
Short positions in securities, at value	—	—		—	6,497
Reverse repurchase agreements	—	—		—	200
Unrealized depreciation on foreign currency forward contracts	—	—		—	701
Payable for investments purchased	—	764		9,504	2,290
Payable for fund shares redeemed	28	—	^	15,154	73
Payable for operating expenses	121	149		513	268
Payable for management fees	32	22		312	—
Payable for deferred director’s compensation	23	25		381	8
Payable for foreign taxes on unrealized gains	—	—		—	62
Total liabilities	204	960		25,864	10,139
Total net assets	$243,395	$181,496		$2,557,004	$118,369
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$180,527	$139,268		$1,504,387	$118,545
Total distributable earnings (loss)	62,868	42,228		1,052,617	(176)
Total net assets	$243,395	$181,496		$2,557,004	$118,369
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$33,480	$74,466		$707,994	$10,710
Advisor Shares	$18,701	$4,387		$517,357	$75,963
Institutional Shares	$191,214	$102,643		$1,331,653	$31,696
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,624,214	3,478,786		19,600,959	1,062,059
Advisor Shares	903,535	204,760		14,136,409	7,528,944
Institutional Shares	9,164,409	4,722,329		35,768,698	3,141,061
Net asset value per share
Investor Shares	$20.61	$21.41		$36.12	$10.08
Advisor Shares	$20.70	$21.42		$36.60	$10.09
Institutional Shares	$20.86	$21.74		$37.23	$10.09
Cost of total investments	$175,145	$146,364		$1,733,077	$108,075
Cost of foreign currency held	$242	$114		$2,313	$2,064
Proceeds from short positions in securities	$—	$—		$—	$6,117

*	Consolidated statement
(1)	Net upfront payments paid of $3
^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2024 (Continued)

Dollar values in thousands

						INTERNATIONAL
	GLOBAL VALUE	HIGH INCOME		INTERNATIONAL		EXPLORER
ASSETS:
Investments in securities, unaffiliated, at value	$2,338,879	$8,099,891	(1)	$4,998,884	(2)	$122,664
Investments in securities, affiliated, at value	—	—		—		15,472
Short-term investments, at value	148,083	663,934		167,863		20,669
Total investments	2,486,962	8,763,825		5,166,747		158,805
Cash	15,491	59,601		41,164		350
Foreign currency	6,773	138		10,850		368
Security lending income receivable	—	24		1		—
Receivable from investments sold	12	114,939		88,852		—	^
Receivable from fund shares sold	1,274	33,542		1,086		381
Dividends and interest receivable	6,476	131,965		23,372		341
Other assets	273	609		903		8
Total assets	2,517,261	9,104,643		5,332,975		160,253
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	—	138		—		—
Dividends payable	—	15,549		—		—
Payable for investments purchased	6,255	199,527		22,379		812
Payable for fund shares redeemed	328	26,986		10,226		—	^
Payable upon return of securities loaned	—	34,807		10,725		—
Payable for operating expenses	297	930		1,159		105
Payable for management fees	338	803		684		24
Payable for deferred director’s compensation	259	565		875		7
Payable for foreign taxes on unrealized gains	—	—		—		156
Total liabilities	7,477	279,305		46,048		1,104
Total net assets	$2,509,784	$8,825,338		$5,286,927		$159,149
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,547,777	$9,103,101		$3,601,699		$139,807
Total distributable earnings (loss)	962,007	(277,763)		1,685,228		19,342
Total net assets	$2,509,784	$8,825,338		$5,286,927		$159,149
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$241,559	$609,401		$1,533,080
Advisor Shares	$337,314	$3,486,020		$870,424		$101,836
Institutional Shares	$1,930,911	$4,729,917		$2,883,423		$57,313
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	10,020,890	66,288,838		49,893,967
Advisor Shares	14,007,141	379,483,839		28,453,702		8,087,240
Institutional Shares	79,923,805	514,897,373		93,286,832		4,550,960
Net asset value per share
Investor Shares	$24.11	$9.19		$30.73
Advisor Shares	$24.08	$9.19		$30.59		$12.59
Institutional Shares	$24.16	$9.19		$30.91		$12.59
Cost of total investments excluding affiliated issuers	$1,577,251	$8,928,607		$3,860,551		$130,150
Cost of securities of affiliated issuers held	$—	$—		$—		$12,873
Cost of foreign currency held	$6,714	$135		$10,816		$367

(1)	Includes value of securities on loan of $34,130
(2)	Includes value of securities on loan of $9,725

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2024 (Continued)

Dollar values in thousands

	INTERNATIONAL
	SMALL-MID	INTERNATIONAL VALUE		MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$4,513,625	$30,098,364	(1)	$4,235,975		$1,132,040
Investments in securities, affiliated, at value	—	1,429,767		—		—
Short-term investments, at value	163,613	4,434,581		55,168		31,368
Total investments	4,677,238	35,962,712		4,291,143		1,163,408
Cash	33,224	201,897		33,293		9,391
Foreign currency	3,431	107,365		—	^	—
Security lending income receivable	—	6		—		—
Receivable from investments sold	24,290	48,314		1,464		1,087
Receivable from fund shares sold	3,987	55,404		3,025		604
Dividends and interest receivable	17,086	92,686		779		859
Other assets	376	2,294		597		202
Total assets	4,759,632	36,470,678		4,330,301		1,175,551
LIABILITIES:
Payable for investments purchased	6,782	1		16,300		—
Payable for fund shares redeemed	1,746	71,049		7,412		382
Payable upon return of securities loaned	—	73,575		—		—
Payable for operating expenses	651	3,748		670		333
Payable for management fees	663	4,605		554		143
Payable for deferred director’s compensation	352	2,116		569		194
Payable for foreign taxes on unrealized gains	1,957	98,644		—		—
Total liabilities	12,151	253,738		25,505		1,052
Total net assets	$4,747,481	$36,216,940		$4,304,796		$1,174,499
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,012,132	$24,972,356		$2,344,845		$698,087
Total distributable earnings	735,349	11,244,584		1,959,951		476,412
Total net assets	$4,747,481	$36,216,940		$4,304,796		$1,174,499
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$203,785	$3,160,578		$1,184,394		$352,773
Advisor Shares	$1,176,167	$10,859,010		$616,589		$216,475
Institutional Shares	$3,367,529	$22,197,352		$2,503,813		$605,251
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	10,959,403	60,749,203		31,965,865		20,949,750
Advisor Shares	62,846,360	209,171,104		16,295,562		12,931,126
Institutional Shares	177,760,256	425,400,972		56,422,320		36,099,386
Net asset value per share
Investor Shares	$18.59	$52.03		$37.05		$16.84
Advisor Shares	$18.71	$51.91		$37.84		$16.74
Institutional Shares	$18.94	$52.18		$44.38		$16.77
Cost of total investments excluding affiliated issuers	$3,935,933	$23,804,493		$2,746,696		$730,224
Cost of securities of affiliated issuers held	$—	$1,488,717		$—		$—
Cost of foreign currency held	$3,403	$105,991		$—	^	$—

(1)	Includes value of securities on loan of $71,450

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2024 (Continued)

Dollar values in thousands

			SUSTAINABLE
	SELECT EQUITY	SMALL CAP	EMERGING MARKETS		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$47,775	$1,352,039	$168,291	(1)	$334,175
Short-term investments, at value	4,205	30,595	4,088		11,602
Total investments	51,980	1,382,634	172,379		345,777
Cash	288	13,858	629		1,893
Foreign currency	2	—	246		75
Security lending income receivable	—	1	—	^	—
Receivable from investments sold	—	—	354		23
Receivable from fund shares sold	—	307	366		175
Dividends and interest receivable	32	162	206		886
Other assets	15	242	20		39
Total assets	52,317	1,397,204	174,200		348,868
LIABILITIES:
Payable for investments purchased	51	1,193	95		—
Payable for fund shares redeemed	34	2,455	3,265		107
Payable upon return of securities loaned	—	—	67		—
Payable for operating expenses	102	380	162		139
Payable for management fees	3	183	7		30
Payable for deferred director’s compensation	14	234	19		36
Payable for foreign taxes on unrealized gains	—	—	1,230		—
Total liabilities	204	4,445	4,845		312
Total net assets	$52,113	$1,392,759	$169,355		$348,556
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$37,829	$946,526	$274,313		$208,279
Total distributable earnings (loss)	14,284	446,233	(104,958)		140,277
Total net assets	$52,113	$1,392,759	$169,355		$348,556
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$3,416	$515,060	$16,135		$84,289
Advisor Shares	$1,382	$284,862	$47,511		$95,835
Institutional Shares	$47,315	$592,837	$105,709		$168,432
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	216,849	14,020,807	872,253		5,417,767
Advisor Shares	87,499	7,664,934	2,570,171		6,196,439
Institutional Shares	3,012,644	15,581,155	5,611,242		10,881,984
Net asset value per share
Investor Shares	$15.76	$36.74	$18.50		$15.56
Advisor Shares	$15.79	$37.16	$18.49		$15.47
Institutional Shares	$15.71	$38.05	$18.84		$15.48
Cost of total investments	$37,634	$928,996	$129,688		$226,236
Cost of foreign currency held	$2	$—	$243		$74

(1)	Includes value of securities on loan of $67
^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2024 (Continued)

Dollar values in thousands

	VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$16,144
Short-term investments, at value	213
Total investments	16,357
Cash	99
Foreign currency	25
Receivable from fund shares sold	—	^
Dividends and interest receivable	56
Other assets	8
Total assets	16,545
LIABILITIES:
Written options, at value	33	(1)
Payable for fund shares redeemed	29
Payable for operating expenses	88
Payable for management fees	1
Payable for deferred director’s compensation	8
Total liabilities	159
Total net assets	$16,386
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$14,863
Total distributable earnings	1,523
Total net assets	$16,386
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$1,032
Advisor Shares	$2,216
Institutional Shares	$13,138
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	95,851
Advisor Shares	205,615
Institutional Shares	1,218,303
Net asset value per share
Investor Shares	$10.77
Advisor Shares	$10.78
Institutional Shares	$10.78
Cost of total investments	$14,521
Cost of foreign currency held	$24

^	Amount rounds to less than $1
(1)	Premiums received $28

The accompanying notes are an integral part of the financial statements.

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2024

Dollar values in thousands

		EMERGING MARKETS
	DEVELOPING WORLD	DEBT OPPORTUNITIES *	FLOATING RATE	FOCUS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$19,178	$102	$534	$12,075
Interest	2,115	5,030	6,545	746
Total investment income	21,293	5,132	7,079	12,821
EXPENSES:
Management fees	32,368	427	481	9,989
Transfer agent fees
Investor	763	43	57	71
Advisor	1,126	45	52	540
Institutional	42	26	26	30
Shareholder Communications	158	63	63	95
Custodian fees	148	81	5	36
Accounting fees	69	117	169	62
Professional fees	204	119	82	105
ReFlow fees	—	—	—	61
Registration fees
Investor	23	19	18	21
Advisor	61	19	17	30
Institutional	30	33	17	25
Director’s fees	99	6	6	31
Interest expense	—	18	—	—
Interest on securities sold short	—	3	—	—
Other operating expenses	106	14	14	40
Total operating expenses	35,197	1,033	1,007	11,136
Less amounts waived or paid by the Adviser	—	(375)	(232)	—
Total operating expenses	35,197	658	775	11,136
Net investment income (loss)	(13,904)	4,474	6,304	1,685
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers (2)	212,756	1,088	(1,196)	153,029
Foreign currency forward contracts	(1)	(316)	—	2,947
Foreign currency related transactions	(211)	(135)	—	31
Futures contracts	—	(614)	—	—
Written options	—	—	—	(21,741)
Securities sold short	—	– ^	—	—
Swap contracts	—	(513)	—	—
Total realized gain (loss)	212,544	(490)	(1,196)	134,266
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	932,085	2,479	395	228,085
Foreign currency forward contracts	1	407	—	(3,219)
Foreign currency related transactions	44	46	—	2
Futures contracts	—	(218)	—	—
Written options	—	—	—	543
Swap contracts	—	777	—	—
Unfunded loan commitments	—	—	(1)	—
Securities sold short	—	(6)	—	—
Total increase in unrealized appreciation or depreciation	932,130	3,485	394	225,411
Net gain (loss) on investments and foreign currency related transactions	1,144,674	2,995	(802)	359,677
Net increase in net assets resulting from operations	$1,130,770	$7,469	$5,502	$361,362

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,117	$118	$—	$247
(2) Net of foreign taxes on realized gains	—	30	—	—
(3) Net of increase(decrease) in foreign taxes on unrealized gains	7,250	—	—	—

* Consolidated statement.
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2024 (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED *
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$1,263	$2,474	$17,978	$191
Interest	100	69	1,252	6,605
Income from securities lending	2	– ^	—	—
Total investment income	1,365	2,543	19,230	6,796
EXPENSES:
Management fees	2,209	1,567	23,084	763
Transfer agent fees
Investor	108	197	1,653	43
Advisor	46	30	489	73
Institutional	26	26	37	26
Shareholder Communications	25	25	96	65
Custodian fees	18	41	82	94
Accounting fees	69	69	69	167
Professional fees	74	87	225	119
ReFlow fees	—	—	813	—
Registration fees
Investor	18	18	23	21
Advisor	18	17	21	19
Institutional	18	18	24	18
Director’s fees	7	6	84	6
Interest expense	—	—	—	4
Dividends on securities sold short	—	—	—	59
Interest on securities sold short	—	—	—	216
Other operating expenses	16	24	98	14
Total operating expenses	2,652	2,125	26,798	1,707
Less amounts waived or paid by the Adviser	(35)	(39)	—	(431)
Net expenses	2,617	2,086	26,798	1,276
Net investment income (loss)	(1,252)	457	(7,568)	5,520
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers (2)	31,510	19,359	742,723	1,235
Foreign currency forward contracts	—	—	—	(355)
Foreign currency related transactions	32	(1)	208	(304)
Futures contracts	—	—	—	(889)
Securities sold short	—	—	—	(94)
Swap contracts	—	—	—	(921)
Total realized gain (loss)	31,542	19,358	742,931	(1,328)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	19,344	26,670	5,691	3,752
Foreign currency forward contracts	—	—	—	(277)
Foreign currency related transactions	5	44	56	147
Futures contracts	—	—	—	(350)
Swap contracts	—	—	—	(820)
Securities sold short	—	—	—	(469)
Total increase in unrealized appreciation or depreciation	19,349	26,714	5,747	1,983
Net gain on investments and foreign currency related transactions	50,891	46,072	748,678	655
Net increase in net assets resulting from operations	$49,639	$46,529	$741,110	$6,175

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$38	$210	$700	$165
(2) Net of foreign taxes on realized gains	—	—	—	51
(3) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	11

* Consolidated statement.

^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2024 (Continued)

Dollar values in thousands

				INTERNATIONAL
	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	EXPLORER
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$52,757	$39,501	$87,215	$2,787
Dividends, from affiliated issuers	—	—	—	119
Interest	2,311	640,512	12,244	19
Income from securities lending	—	461	140	—
Total investment income	55,068	680,474	99,599	2,925
EXPENSES:
Management fees	22,638	54,620	48,089	1,253
Transfer agent fees
Investor	531	1,660	3,478
Advisor	256	3,144	699	90
Institutional	32	53	42	26
Shareholder Communications	53	363	153	49
Custodian fees	127	73	417	36
Accounting fees	69	170	69	69
Professional fees	205	394	304	98
Registration fees
Investor	20	37	29
Advisor	22	137	23	29
Institutional	25	132	36	19
Director’s fees	71	252	162	6
Other operating expenses	80	244	180	12
Total operating expenses	24,129	61,279	53,681	1,687
Less amounts waived or paid by the Adviser	—	—	—	(50)
Total operating expenses	24,129	61,279	53,681	1,637
Net investment income	30,939	619,195	45,918	1,288
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	97,092	(34,521)	418,724	2,474
Foreign currency forward contracts	—	(154)	—	—
Foreign currency related transactions	348	5	(37)	21
Total realized gain (loss)	97,440	(34,670)	418,687	2,495
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	454,003	536,385	715,754	14,812
Investments, from affiliated issuers	—	—	—	3,329
Foreign currency forward contracts	—	(112)	—	—
Foreign currency related transactions	239	5	1,641	3
Unfunded loan commitments	—	9	—	—
Total increase in unrealized appreciation or depreciation	454,242	536,287	717,395	18,144
Net gain on investments and foreign currency related transactions	551,682	501,617	1,136,082	20,639
Net increase in net assets resulting from operations	$582,621	$1,120,812	$1,182,000	$21,927
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$3,099	$—	$9,964	$155
(2) Net of increase(decrease) in foreign taxes on unrealized gains	—	—	—	38

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2024 (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$53,882	$788,430	$10,960	$22,290
Dividends, from affiliated issuers	1,009	24,324	—	—
Interest	2,437	23,395	1,709	517
Income from securities lending	—	151	—	16
Total investment income	57,328	836,300	12,669	22,823
EXPENSES:
Management fees	44,931	300,850	42,796	10,873
Transfer agent fees
Investor	605	6,960	3,119	803
Advisor	1,007	8,514	575	210
Institutional	44	67	51	31
Shareholder Communications	449	878	209	129
Custodian fees	317	2,536	57	14
Accounting fees	69	77	49	49
Professional fees	423	1,544	222	102
ReFlow fees	—	—	—	236
Registration fees
Investor	31	39	26	19
Advisor	30	231	24	19
Institutional	74	226	38	21
Fund administration fees	—	50	—	—
Director’s fees	138	994	148	37
Other operating expenses	141	955	165	49
Total operating expenses	48,259	323,921	47,479	12,592
Net investment income (loss)	9,069	512,379	(34,810)	10,231
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	200,231	1,076,374	598,564	155,161
Investments, from affiliated issuers	(280)	3,001	—	—
Foreign currency related transactions	358	3,010	(9)	—
Total realized gain	200,309	1,082,385	598,555	155,161
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	525,460	5,940,606	127,557	53,400
Investments, from affiliated issuers	53,485	89,591	—	—
Foreign currency related transactions	332	4,498	5	—
Total increase in unrealized appreciation or depreciation	579,277	6,034,695	127,562	53,400
Net gain on investments and foreign currency related transactions	779,586	7,117,080	726,117	208,561
Net increase in net assets resulting from operations	$788,655	$7,629,459	$691,307	$218,792
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$4,602	$59,735	$135	$—
(2) Net of increase(decrease) in foreign taxes on unrealized gains	(1,945)	68,249	—	—

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2024 (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$785		$2,308	$3,365	$7,344
Interest	15		674	32	101
Income from securities lending	—		73	4	—
Total investment income	800		3,055	3,401	7,445
EXPENSES:
Management fees	340		15,096	1,207	2,448
Transfer agent fees
Investor	43		1,232	63	216
Advisor	26		223	60	120
Institutional	26		35	29	29
Shareholder Communications	22		189	27	49
Custodian fees	4		24	70	13
Accounting fees	49		49	69	49
Professional fees	58		121	89	80
ReFlow fees	—		—	—	24
Registration fees
Investor	18		20	18	20
Advisor	18		25	18	22
Institutional	18		21	20	26
Director’s fees	6		52	6	10
Other operating expenses	11		62	13	18
Total operating expenses	639		17,149	1,689	3,124
Less amounts waived or paid by the Adviser	(132)		—	(224)	(196)
Net expenses	507		17,149	1,465	2,928
Net investment income (loss)	293		(14,094)	1,936	4,517
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,106		357,340	(2,272)	29,702
Foreign currency related transactions	1		—	(24)	63
Total realized gain (loss)	1,107		357,340	(2,296)	29,765
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	10,915		(7,256)	32,093	37,452
Foreign currency related transactions	—	^	—	8	8
Total increase (decrease) in unrealized appreciation or depreciation	10,915		(7,256)	32,101	37,460
Net gain on investments and foreign currency related transactions	12,022		350,084	29,805	67,225
Net increase in net assets resulting from operations	$12,315		$335,990	$31,741	$71,742
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$31		$14	$344	$106
(2) Net of increase(decrease) in foreign taxes on unrealized gains	—		—	944	—
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2024 (Continued)

Dollar values in thousands

	VALUE INCOME
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$477
Interest	90
Income from securities lending	—	^
Total investment income	567
EXPENSES:
Management fees	99
Transfer agent fees
Investor	44
Advisor	28
Institutional	25
Shareholder Communications	20
Custodian fees	9
Accounting fees	62
Professional fees	56
Registration fees
Investor	17
Advisor	17
Institutional	17
Director’s fees	6
Other operating expenses	9
Total operating expenses	409
Less amounts waived or paid by the Adviser	(259)
Net expenses	150
Net investment income	417
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	191
Foreign currency related transactions	2
Written options	29
Total realized gain	222
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	2,598
Foreign currency related transactions	—	^
Written options	(7)
Total increase in unrealized appreciation or depreciation	2,591
Net gain on investments and foreign currency related transactions	2,813
Net increase in net assets resulting from operations	$3,230
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$3
^ Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		EMERGING MARKETS DEBT OPPORTUNITIES*
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(13,904)	$(17,333)	$4,474	$1,930
Net realized gain (loss) on:
Investments, from unaffiliated issuers	212,756	(9,295)	1,088	295
Foreign currency forward contracts	(1)	—	(316)	647
Foreign currency related transactions	(211)	75	(135)	(7)
Securities sold short	—	—	— ^	—
Futures contracts	—	—	(614)	670
Swap contracts	—	—	(513)	(318)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	932,085	694,937	2,479	887
Foreign currency forward contracts	1	(1)	407	(304)
Foreign currency related transactions	44	72	46	14
Securities sold short	—	—	(6)	6
Futures contracts	—	—	(218)	155
Swap contracts	—	—	777	(35)
Net increase in net assets resulting from operations	1,130,770	668,455	7,469	3,630
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(387)	(397)	(58)
Advisor Shares	—	(6,812)	(1,792)	(262)
Institutional Shares	—	(7,043)	(3,582)	(2,175)
Total distributions to shareholders	—	(14,242)	(5,771)	(2,495)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(332,403)	(1,096,471)	37,582	13,975
Total increase (decrease) in net assets	798,367	(442,258)	39,280	15,110
Net assets, beginning of year	2,809,348	3,251,606	36,309	21,199
Net assets, end of year	$3,607,715	$2,809,348	$75,589	$36,309

*	Consolidated statement
^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	FLOATING RATE		FOCUS
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$6,304	$4,070	$1,685	$934
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(1,196)	(106)	153,029	103,875
Foreign currency forward contracts	—	—	2,947	4,903
Foreign currency related transactions	—	—	31	(4)
Written options	—	—	(21,741)	(5,342)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	395	1,848	228,085	61,278
Foreign currency forward contracts	—	—	(3,219)	(7,266)
Foreign currency related transactions	—	—	2	(2)
Written options	—	—	543	5
Unfunded loan commitments	(1)	— ^	—	—
Net increase in net assets resulting from operations	5,502	5,812	361,362	158,381
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(1,042)	(293)	—	(757)
Advisor Shares	(2,036)	(1,313)	—	(3,709)
Institutional Shares	(2,964)	(2,306)	—	(3,577)
Total distributions to shareholders	(6,042)	(3,912)	—	(8,043)
Tax return of capital:
Advisor Shares	(81)	—	—	—
Institutional Shares	(117)	—	—	—
Investor Shares	(41)	—	—	—
Total return of capital	(239)	—	—	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	21,429	3,032	(122,196)	(836,944)
Total increase (decrease) in net assets	20,650	4,932	239,166	(686,606)
Net assets, beginning of year	52,165	47,233	921,836	1,608,442
Net assets, end of year	$72,815	$52,165	$1,161,002	$921,836

*	Consolidated statement
^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(1,252)	$(1,204)	$457	$1,102
Net realized gain (loss) on:
Investments, from unaffiliated issuers	31,510	(14,219)	19,359	6,254
Foreign currency related transactions	32	13	(1)	(54)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	19,344	55,447	26,670	23,259
Foreign currency related transactions	5	12	44	— ^
Net increase in net assets resulting from operations	49,639	40,049	46,529	30,561
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	—	(630)	(654)
Advisor Shares	—	—	(47)	(44)
Institutional Shares	—	(233)	(1,114)	(1,376)
Total distributions to shareholders	—	(233)	(1,791)	(2,074)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(25,815)	(52,646)	(49,304)	(18,676)
Total increase (decrease) in net assets	23,824	(12,830)	(4,566)	9,811
Net assets, beginning of year	219,571	232,401	186,062	176,251
Net assets, end of year	$243,395	$219,571	$181,496	$186,062

	GLOBAL OPPORTUNITIES		GLOBAL UNCONSTRAINED*
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(7,568)	$(3,761)	$5,520	$1,453
Net realized gain (loss) on:
Investments, from unaffiliated issuers	742,723	78,779	1,235	347
Foreign currency forward contracts	—	—	(355)	463
Foreign currency related transactions	208	38	(304)	68
Securities sold short	—	—	(94)	191
Futures contracts	—	—	(889)	381
Swap contracts	—	—	(921)	(298)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	5,691	371,808	3,752	129
Foreign currency forward contracts	—	—	(277)	(188)
Foreign currency related transactions	56	128	147	(28)
Securities sold short	—	—	(469)	(35)
Futures contracts	—	—	(350)	26
Swap contracts	—	—	(820)	(462)
Net increase in net assets resulting from operations	741,110	446,992	6,175	2,047
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(16,515)	—	(327)	(59)
Advisor Shares	(11,043)	—	(3,527)	(412)
Institutional Shares	(35,857)	—	(2,140)	(1,644)
Total distributions to shareholders	(63,415)	—	(5,994)	(2,115)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(737,836)	(1,003,912)	70,917	32,304
Total increase (decrease) in net assets	(60,141)	(556,920)	71,098	32,236
Net assets, beginning of year	2,617,145	3,174,065	47,271	15,035
Net assets, end of year	$2,557,004	$2,617,145	$118,369	$47,271

*	Consolidated statement
^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$30,939	$21,810	$619,195	$480,414
Net realized gain (loss) on:
Investments, from unaffiliated issuers	97,092	46,743	(34,521)	(55,303)
Foreign currency forward contracts	—	—	(154)	(6)
Foreign currency related transactions	348	535	5	(449)
Futures contracts	—	—	—	3,824
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	454,003	430,631	536,385	203,334
Foreign currency forward contracts	—	—	(112)	(74)
Foreign currency related transactions	239	221	5	5
Futures contracts	—	—	—	(4,289)
Unfunded loan commitments	—	—	9	(9)
Net increase in net assets resulting from operations	582,621	499,940	1,120,812	627,447
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(6,088)	(8,029)	(49,559)	(57,902)
Advisor Shares	(8,466)	(10,883)	(253,878)	(229,274)
Institutional Shares	(52,295)	(62,232)	(315,660)	(232,715)
Total distributions to shareholders	(66,849)	(81,144)	(619,097)	(519,891)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(57,705)	(185,204)	1,164,556	1,242,439
Total increase in net assets	458,067	233,592	1,666,271	1,349,995
Net assets, beginning of year	2,051,717	1,818,125	7,159,067	5,809,072
Net assets, end of year	$2,509,784	$2,051,717	$8,825,338	$7,159,067

	INTERNATIONAL		INTERNATIONAL EXPLORER
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$45,918	$61,388	$1,288	$575
Net realized gain (loss) on:
Investments, from unaffiliated issuers	418,724	56,367	2,474	1,300
Foreign currency forward contracts	—	—	—	(25)
Foreign currency related transactions	(37)	280	21	2
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	715,754	962,821	14,812	680
Investments, from affiliated issuers	—	—	3,329	—
Foreign currency related transactions	1,641	1,243	3	(1)
Net increase in net assets resulting from operations	1,182,000	1,082,099	21,927	2,531
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(27,670)	(43,596)	—	—
Advisor Shares	(16,210)	(23,884)	(842)	(8)
Institutional Shares	(56,844)	(80,781)	(778)	(39)
Total distributions to shareholders	(100,724)	(148,261)	(1,620)	(47)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(680,964)	(1,040,761)	63,153	52,669
Total increase (decrease) in net assets	400,312	(106,923)	83,460	55,153
Net assets, beginning of year	4,886,615	4,993,538	75,689	20,536
Net assets, end of year	$5,286,927	$4,886,615	$159,149	$75,689

The accompanying notes are an integral part of the financial statements.

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$9,069	$2,278	$512,379	$343,356
Net realized gain (loss) on:
Investments, from unaffiliated issuers	200,231	4,446	1,076,374	197,465
Investments, from affiliated issuers	(280)	(25,861)	3,001	117,595
Foreign currency related transactions	358	410	3,010	1,823
Swap contracts	—	—	—	10,140
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	525,460	516,267	5,940,606	5,000,364
Investments, from affiliated issuers	53,485	(18,370)	89,591	677,305
Foreign currency related transactions	332	550	4,498	3,865
Swap contracts	—	—	—	498
Net increase in net assets resulting from operations	788,655	479,720	7,629,459	6,352,411
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	—	(105,512)	(43,449)
Advisor Shares	(31)	(297)	(354,826)	(104,292)
Institutional Shares	(2,174)	(3,176)	(798,550)	(278,867)
Total distributions to shareholders	(2,205)	(3,473)	(1,258,888)	(426,608)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(118,697)	(365,082)	1,705,622	2,083,914
Total increase in net assets	667,753	111,165	8,076,193	8,009,717
Net assets, beginning of year	4,079,728	3,968,563	28,140,747	20,131,030
Net assets, end of year	$4,747,481	$4,079,728	$36,216,940	$28,140,747

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(34,810)	$(30,621)	$10,231	$10,480
Net realized gain (loss) on:
Investments, from unaffiliated issuers	598,564	(60,585)	155,161	189,366
Foreign currency related transactions	(9)	(63)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	127,557	625,010	53,400	8,161
Foreign currency related transactions	5	— ^	—	—
Net increase in net assets resulting from operations	691,307	533,741	218,792	208,007
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(3,829)	(57,449)	(70,676)
Advisor Shares	—	(2,663)	(39,705)	(73,203)
Institutional Shares	—	(10,835)	(87,696)	(100,129)
Total distributions to shareholders	—	(17,327)	(184,850)	(244,008)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(862,606)	(285,542)	(6,330)	(125,079)
Total increase (decrease) in net assets	(171,299)	230,872	27,612	(161,080)
Net assets, beginning of year	4,476,095	4,245,223	1,146,887	1,307,967
Net assets, end of year	$4,304,796	$4,476,095	$1,174,499	$1,146,887

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SELECT EQUITY		SMALL CAP
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$293	$196	$(14,094)	$(16,140)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	1,106	(840)	357,340	13,732
Foreign currency related transactions	1	— ^	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	10,915	8,091	(7,256)	138,844
Foreign currency related transactions	— ^	— ^	—	—
Net increase in net assets resulting from operations	12,315	7,447	335,990	136,436
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(13)	(69)	—	(1,557)
Advisor Shares	(9)	(56)	—	(1,332)
Institutional Shares	(228)	(816)	—	(4,453)
Total distributions to shareholders	(250)	(941)	—	(7,342)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	3,045	941	(567,892)	(319,960)
Total increase (decrease) in net assets	15,110	7,447	(231,902)	(190,866)
Net assets, beginning of year	37,003	29,556	1,624,661	1,815,527
Net assets, end of year	$52,113	$37,003	$1,392,759	$1,624,661

	SUSTAINABLE EMERGING MARKETS		VALUE
	Year Ended 9/30/2024	Year Ended 9/30/2023	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$1,936	$1,144	$4,517	$2,960
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(2,272)	(11,517)	29,702	18,728
Foreign currency related transactions	(24)	(60)	63	(16)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	32,093	23,648	37,452	40,475
Foreign currency related transactions	8	26	8	3
Net increase in net assets resulting from operations	31,741	13,241	71,742	62,150
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(60)	(112)	(4,354)	(13,355)
Advisor Shares	(202)	(277)	(4,951)	(9,301)
Institutional Shares	(363)	(277)	(7,352)	(16,019)
Total distributions to shareholders	(625)	(666)	(16,657)	(38,675)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	42,737	20,196	(2,231)	45,132
Total increase in net assets	73,853	32,771	52,854	68,607
Net assets, beginning of year	95,502	62,731	295,702	227,095
Net assets, end of year	$169,355	$95,502	$348,556	$295,702

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE INCOME
	Year Ended 9/30/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$417	$303
Net realized gain (loss) on:
Investments, from unaffiliated issuers	191	(511)
Foreign currency related transactions	2	(1)
Written options	29	19
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	2,598	1,135
Foreign currency related transactions	— ^	— ^
Written options	(7)	5
Net increase in net assets resulting from operations	3,230	950
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(25)	(18)
Advisor Shares	(55)	(44)
Institutional Shares	(318)	(240)
Total distributions to shareholders	(398)	(302)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	2,468	1,332
Total increase in net assets	5,300	1,980
Net assets, beginning of year	11,086	9,106
Net assets, end of year	$16,386	$11,086

^	Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD
Investor Shares
9/30/2024	$14.84	(0.11)	6.43	6.32	—	—	—	$21.16	42.59%	$348,562	1.31%	n/a	(0.64)%	60.10%
9/30/2023	$12.12	(0.11)	2.85	2.74	(0.02)	—	(0.02)	$14.84	22.60%	$281,835	1.30%	n/a	(0.74)%	67.53%
9/30/2022	$25.55	(0.17)	(11.19)	(11.36)	—	(2.07)	(2.07)	$12.12	(48.39)%	$349,016	1.28%	n/a	(0.92)%	87.26%
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55	16.15%	$899,701	1.26%	n/a	(1.09)%	126.20%
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98	71.06%	$643,044	1.28%	n/a	(0.96)%	138.63%
Advisor Shares
9/30/2024	$14.98	(0.08)	6.51	6.43	—	—	—	$21.41	42.86%	$1,716,768	1.13%	n/a	(0.46)%	60.10%
9/30/2023	$12.25	(0.08)	2.86	2.78	(0.05)	—	(0.05)	$14.98	22.80%	$1,318,082	1.13%	n/a	(0.56)%	67.53%
9/30/2022	$25.77	(0.14)	(11.31)	(11.45)	—	(2.07)	(2.07)	$12.25	(48.32)%	$1,620,067	1.11%	n/a	(0.75)%	87.26%
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77	16.35%	$4,648,125	1.09%	n/a	(0.92)%	126.20%
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13	71.28%	$3,513,504	1.13%	n/a	(0.81)%	138.63%
Institutional Shares
9/30/2024	$15.07	(0.07)	6.55	6.48	—	—	—	$21.55	43.00%	$1,542,385	1.05%	n/a	(0.38)%	60.10%
9/30/2023	$12.33	(0.07)	2.88	2.81	(0.07)	—	(0.07)	$15.07	22.88%	$1,209,431	1.05%	n/a	(0.48)%	67.53%
9/30/2022	$25.90	(0.12)	(11.38)	(11.50)	—	(2.07)	(2.07)	$12.33	(48.27)%	$1,282,523	1.03%	n/a	(0.66)%	87.26%
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90	16.46%	$3,178,364	1.00%	n/a	(0.83)%	126.20%
9/30/2020	$13.55	(0.13)	9.80	9.67	—(5)	—	—(5)	$23.22	71.45%	$2,475,795	1.04%	n/a	(0.72)%	138.63%
EMERGING MARKETS DEBT OPPORTUNITIES
Investor Shares
9/30/2024	$10.14	0.79	0.60	1.39	(0.89)	(0.21)	(1.10)	$10.43	14.60%	$3,744	1.28%*	3.22%*	7.67%	101.04%
9/30/2023	$9.60	0.68	0.81	1.49	(0.72)	(0.23)	(0.95)	$10.14	16.01%	$2,646	1.30%*	8.04%*	6.64%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60	(1.72)%	$88	1.25%	170.55%	5.07%	38.16%
Advisor Shares
9/30/2024	$10.14	0.80	0.59	1.39	(0.90)	(0.21)	(1.11)	$10.42	14.61%	$24,074	1.18%*	1.85%*	7.82%	101.04%
9/30/2023	$9.60	0.70	0.80	1.50	(0.73)	(0.23)	(0.96)	$10.14	–	$9,466	1.20%*	2.99%*	6.80%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60	(1.78)%	$433	1.15%	28.37%	5.02%	38.16%
Institutional Shares
9/30/2024	$10.15	0.81	0.59	1.40	(0.91)	(0.21)	(1.12)	$10.43	14.68%	$47,771	1.13%*	1.64%*	7.91%	101.04%
9/30/2023	$9.60	0.71	0.81	1.52	(0.74)	(0.23)	(0.97)	$10.15	–	$24,197	1.13%*	1.97%*	6.99%	147.67%
4/7/2022 (commencement) - 9/30/2022	$10.00	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$9.60	(1.65)%	$20,678	1.10%	1.57%	4.84%	38.16%

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
FLOATING RATE
Investor Shares
9/30/2024	$9.68	0.84	(0.09)	0.75	(0.82)	—	(0.03)	(0.85)	$9.58	8.09%	$12,805	1.20%	1.78%	8.76%	72.77%
9/30/2023	$9.30	0.82	0.38	1.20	(0.82)	—	—	(0.82)	$9.68	12.97%	$5,590	1.20%	2.74%	8.63%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.32	(0.72)	(0.40)	(0.30)	—	—	(0.30)	$9.30	(4.17)%	$2,451	1.20%	7.19%	4.02%	48.90%
Advisor Shares
9/30/2024	$9.68	0.85	(0.09)	0.76	(0.83)	—	(0.03)	(0.86)	$9.58	8.09%	$24,111	1.10%	1.45%	8.89%	72.77%
9/30/2023	$9.30	0.82	0.40	1.22	(0.84)	—	—	(0.84)	$9.68	13.09%	$18,031	1.10%	1.57%	8.66%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.33	(0.72)	(0.39)	(0.31)	—	—	(0.31)	$9.30	(4.09)%	$16,705	1.10%	1.61%	4.16%	48.90%
Institutional Shares
9/30/2024	$9.68	0.86	(0.09)	0.77	(0.84)	—	(0.03)	(0.87)	$9.58	8.15%	$35,899	1.05%	1.27%	8.95%	72.77%
9/30/2023	$9.30	0.82	0.40	1.22	(0.84)	—	—	(0.84)	$9.68	13.15%	$28,544	1.05%	1.36%	8.73%	76.50%
12/1/2021 (commencement) - 9/30/2022	$10.00	0.33	(0.72)	(0.39)	(0.31)	—	—	(0.31)	$9.30	(4.07)%	$28,077	1.05%	1.27%	4.10%	48.90%
FOCUS
Investor Shares
9/30/2024	$16.43	—(5)	7.20	7.20	—	—	—	—	$23.63	43.76%	$42,763	1.29%	n/a	0.02%	401.50%
9/30/2023	$15.19	(0.02)	1.31	1.29	(0.05)	—	—	(0.05)	$16.43	8.57%	$47,959	1.30%	n/a	(0.14)%	271.28%
9/30/2022	$22.30	(0.06)	(3.61)	(3.67)	—	(3.44)	—	(3.44)	$15.19	(20.76)%	$237,102	1.24%	n/a	(0.31)%	240.40%
9/30/2021	$18.34	(0.11)	4.73	4.62	—	(0.66)	—	(0.66)	$22.30	25.70%	$340,450	1.25%	n/a	(0.52)%	316.74%
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	—	(0.58)	$18.34	21.76%	$262,246	1.30%	n/a	(0.39)%	285.25%
Advisor Shares
9/30/2024	$16.52	0.03	7.24	7.27	—	—	—	—	$23.79	43.95%	$677,071	1.14%	n/a	0.13%	401.50%
9/30/2023	$15.25	0.01	1.34	1.35	(0.08)	—	—	(0.08)	$16.52	8.83%	$517,439	1.12%	n/a	0.06%	271.28%
9/30/2022	$22.36	(0.03)	(3.64)	(3.67)	—	(3.44)	—	(3.44)	$15.25	(20.60)%	$817,890	1.10%	n/a	(0.17)%	240.40%
9/30/2021	$18.36	(0.08)	4.74	4.66	—	(0.66)	—	(0.66)	$22.36	25.84%	$1,219,909	1.10%	n/a	(0.36)%	316.74%
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	—	(0.61)	$18.36	21.98%	$735,871	1.13%	n/a	(0.26)%	285.25%
Institutional Shares
9/30/2024	$16.56	0.05	7.26	7.31	—	—	—	—	$23.87	44.08%	$441,168	1.05%	n/a	0.24%	401.50%
9/30/2023	$15.30	0.03	1.33	1.36	(0.10)	—	—	(0.10)	$16.56	8.94%	$356,438	1.03%	n/a	0.15%	271.28%
9/30/2022	$22.40	(0.02)	(3.64)	(3.66)	—	(3.44)	—	(3.44)	$15.30	(20.56)%	$553,450	1.01%	n/a	(0.08)%	240.40%
9/30/2021	$18.37	(0.06)	4.75	4.69	—	(0.66)	—	(0.66)	$22.40	25.93%	$738,016	1.01%	n/a	(0.27)%	316.74%
2/3/2020 (commencement) - 9/30/2020	$16.37	(0.01)	2.01	2.00	—	—	—	—	$18.37	12.28%	$437,948	1.04%	n/a	(0.14)%	285.25%

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY
Investor Shares
9/30/2024	$16.53	(0.15)	4.23	4.08	—	—	—	$20.61	24.68%	$33,480	1.40%	1.44%	(0.80)%	58.22%
9/30/2023	$14.15	(0.12)	2.50	2.38	—	—	—	$16.53	16.82%	$32,117	1.40%	1.43%	(0.76)%	50.02%
9/30/2022	$23.07	(0.17)	(7.02)	(7.19)	—	(1.73)	(1.73)	$14.15	(33.87)%	$36,925	1.38%	n/a	(0.91)%	59.23%
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07	27.93%	$63,547	1.38%	n/a	(0.96)%	47.02%
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40	37.42%	$106,480	1.35%	n/a	(0.89)%	40.44%
Advisor Shares
9/30/2024	$16.58	(0.13)	4.25	4.12	—	—	—	$20.70	24.85%	$18,701	1.30%	1.41%	(0.70)%	58.22%
9/30/2023	$14.18	(0.10)	2.50	2.40	—	—	—	$16.58	16.93%	$17,886	1.30%	1.41%	(0.61)%	50.02%
9/30/2022	$23.09	(0.16)	(7.02)	(7.18)	—	(1.73)	(1.73)	$14.18	(33.79)%	$13,438	1.30%	1.41%	(0.84)%	59.23%
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09	27.97%	$19,954	1.30%	1.40%	(0.88)%	47.02%
2/3/2020 (commencement) - 9/30/2020	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41	23.06%	$19,698	1.30%	1.74%	(0.73)%	40.44%
Institutional Shares
9/30/2024	$16.68	(0.09)	4.27	4.18	—	—	—	$20.86	25.06%	$191,214	1.09%	n/a	(0.49)%	58.22%
9/30/2023	$14.25	(0.07)	2.52	2.45	(0.02)	—	(0.02)	$16.68	17.19%	$169,568	1.09%	n/a	(0.42)%	50.02%
9/30/2022	$23.15	(0.11)	(7.06)	(7.17)	—	(1.73)	(1.73)	$14.25	(33.65)%	$182,038	1.06%	n/a	(0.58)%	59.23%
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15	28.30%	$270,640	1.08%	n/a	(0.63)%	47.02%
2/3/2020 (commencement) - 9/30/2020	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41	23.06%	$84,267	1.20%	n/a	(0.62)%	40.44%
GLOBAL EQUITY
Investor Shares
9/30/2024	$16.48	0.02	5.07	5.09	(0.16)	—	(0.16)	$21.41	31.12%	$74,466	1.35%	n/a	0.11%	136.55%
9/30/2023	$14.19	0.07	2.36	2.43	(0.14)	—	(0.14)	$16.48	17.16%	$66,468	1.30%	n/a	0.40%	131.91%
9/30/2022	$24.46	0.06	(6.59)	(6.53)	—	(3.74)	(3.74)	$14.19	(31.48)%	$66,270	1.28%	n/a	0.33%	92.81%
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
Advisor Shares
9/30/2024	$16.49	0.04	5.06	5.10	(0.17)	—	(0.17)	$21.42	31.20%	$4,387	1.25%	2.09%	0.21%	136.55%
9/30/2023	$14.19	0.08	2.37	2.45	(0.15)	—	(0.15)	$16.49	17.26%	$4,462	1.25%	1.79%	0.46%	131.91%
9/30/2022	$24.46	0.03	(6.56)	(6.53)	—	(3.74)	(3.74)	$14.19	(31.48)%	$4,027	1.25%	1.61%	0.14%	92.81%
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
8/5/2020 (commencement) - 9/30/2020	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
9/30/2024	$16.73	0.07	5.15	5.22	(0.21)	—	(0.21)	$21.74	31.47%	$102,643	1.09%	n/a	0.37%	136.55%
9/30/2023	$14.40	0.11	2.41	2.52	(0.19)	—	(0.19)	$16.73	17.52%	$115,132	1.04%	n/a	0.67%	131.91%
9/30/2022	$24.72	0.13	(6.71)	(6.58)	—	(3.74)	(3.74)	$14.40	(31.34)%	$105,954	1.04%	n/a	0.72%	92.81%
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES
Investor Shares
9/30/2024	$28.01	(0.14)	8.96	8.82	—	(0.71)	(0.71)	$36.12	32.13%	$707,994	1.18%	n/a	(0.44)%	52.39%
9/30/2023	$24.32	(0.08)	3.77	3.69	—	—	—	$28.01	15.17%	$680,672	1.14%	n/a	(0.28)%	34.14%
9/30/2022	$39.09	(0.08)	(10.71)	(10.79)	—	(3.98)	(3.98)	$24.32	(31.13)%	$782,904	1.14%	n/a	(0.26)%	37.32%
9/30/2021	$34.89	(0.10)	6.70	6.60	—	(2.40)	(2.40)	$39.09	19.89%	$1,514,576	1.13%	n/a	(0.27)%	44.44%
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
Advisor Shares
9/30/2024	$28.34	(0.10)	9.07	8.97	—	(0.71)	(0.71)	$36.60	32.28%	$517,357	1.05%	n/a	(0.30)%	52.39%
9/30/2023	$24.57	(0.05)	3.82	3.77	—	—	—	$28.34	15.34%	$466,663	1.01%	n/a	(0.16)%	34.14%
9/30/2022	$39.40	(0.04)	(10.81)	(10.85)	—	(3.98)	(3.98)	$24.57	(31.03)%	$625,332	1.00%	n/a	(0.13)%	37.32%
9/30/2021	$35.10	(0.05)	6.75	6.70	—	(2.40)	(2.40)	$39.40	20.07%	$1,253,950	0.99%	n/a	(0.12)%	44.44%
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
Institutional Shares
9/30/2024	$28.78	(0.07)	9.23	9.16	—	(0.71)	(0.71)	$37.23	32.45%	$1,331,653	0.94%	n/a	(0.21)%	52.39%
9/30/2023	$24.93	(0.01)	3.86	3.85	—	—	—	$28.78	15.44%	$1,469,810	0.91%	n/a	(0.05)%	34.14%
9/30/2022	$39.89	(0.01)	(10.97)	(10.98)	—	(3.98)	(3.98)	$24.93	(30.97)%	$1,765,829	0.90%	n/a	(0.03)%	37.32%
9/30/2021	$35.47	(0.01)	6.83	6.82	—	(2.40)	(2.40)	$39.89	20.20%	$2,970,987	0.89%	n/a	(0.03)%	44.44%
9/30/2020	$27.47	—(5)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
GLOBAL UNCONSTRAINED
Investor Shares
9/30/2024	$10.04	0.71	0.13	0.84	(0.61)	(0.19)	(0.80)	$10.08	8.87%	$10,710	1.63%(6)*	3.43%*	7.01%	68.63%
9/30/2023	$10.10	0.58	0.44	1.02	(0.86)	(0.22)	(1.08)	$10.04	10.82%	$1,064	2.09%*	9.88%*	5.81%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.17	0.04	0.21	(0.11)	—	(0.11)	$10.10	2.10%	$466	1.75%*	54.50%*	3.28%	40.30%
Advisor Shares
9/30/2024	$10.05	0.70	0.15	0.85	(0.62)	(0.19)	(0.81)	$10.09	8.87%	$75,963	1.58%(6)*	2.03%*	6.92%	68.63%
9/30/2023	$10.11	0.57	0.46	1.03	(0.87)	(0.22)	(1.09)	$10.05	10.87%	$22,848	1.88%*	3.31%*	5.67%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.18	0.04	0.22	(0.11)	—	(0.11)	$10.11	2.24%	$2,011	1.62%*	9.54%*	3.66%	40.30%
Institutional Shares
9/30/2024	$10.05	0.68	0.18	0.86	(0.63)	(0.19)	(0.82)	$10.09	8.92%	$31,696	1.60%(6)*	2.06%*	6.77%	68.63%
9/30/2023	$10.11	0.60	0.44	1.04	(0.88)	(0.22)	(1.10)	$10.05	10.97%	$23,359	1.92%*	2.91%*	6.02%	158.84%
3/31/2022 (commencement) - 9/30/2022	$10.00	0.14	0.09	0.23	(0.12)	—	(0.12)	$10.11	2.27%	$12,558	1.48%*	2.57%*	2.82%	40.30%

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE
Investor Shares
9/30/2024	$19.22	0.25	5.24	5.49	(0.16)	(0.44)	(0.60)	$24.11	29.24%	$241,559	1.26%	n/a	1.13%	16.35%
9/30/2023	$15.56	0.16	4.15	4.31	(0.05)	(0.60)	(0.65)	$19.22	28.28%	$209,160	1.26%	n/a	0.86%	13.77%
9/30/2022	$21.58	0.16	(4.26)	(4.10)	(0.19)	(1.73)	(1.92)	$15.56	(21.10)%	$199,274	1.25%	n/a	0.83%	24.37%
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58	35.46%	$287,469	1.24%	n/a	0.80%	39.62%
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94	(5.63)%	$242,744	1.26%	n/a	0.42%	37.09%
Advisor Shares
9/30/2024	$19.20	0.29	5.22	5.51	(0.19)	(0.44)	(0.63)	$24.08	29.43%	$337,314	1.11%	n/a	1.31%	16.35%
9/30/2023	$15.55	0.18	4.15	4.33	(0.08)	(0.60)	(0.68)	$19.20	28.46%	$254,503	1.11%	n/a	0.99%	13.77%
9/30/2022	$21.57	0.19	(4.26)	(4.07)	(0.22)	(1.73)	(1.95)	$15.55	(21.01)%	$254,970	1.11%	n/a	0.97%	24.37%
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57	35.70%	$324,013	1.10%	n/a	0.95%	39.62%
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91	(5.48)%	$259,859	1.12%	n/a	0.54%	37.09%
Institutional Shares
9/30/2024	$19.26	0.30	5.25	5.55	(0.21)	(0.44)	(0.65)	$24.16	29.55%	$1,930,911	1.01%	n/a	1.38%	16.35%
9/30/2023	$15.60	0.20	4.16	4.36	(0.10)	(0.60)	(0.70)	$19.26	28.58%	$1,588,054	1.01%	n/a	1.11%	13.77%
9/30/2022	$21.63	0.21	(4.27)	(4.06)	(0.24)	(1.73)	(1.97)	$15.60	(20.92)%	$1,363,881	1.01%	n/a	1.07%	24.37%
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63	35.80%	$1,863,947	1.01%	n/a	1.01%	39.62%
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96	(5.37)%	$1,321,157	1.02%	n/a	0.67%	37.09%
HIGH INCOME
Investor Shares
9/30/2024	$8.63	0.66	0.56	1.22	(0.66)	—	(0.66)	$9.19	14.64%	$609,401	0.95%	n/a	7.43%	32.01%
9/30/2023	$8.46	0.63	0.28	0.91	(0.68)	(0.06)	(0.74)	$8.63	10.44%	$698,504	0.94%	n/a	7.29%	18.46%
9/30/2022	$10.28	0.51	(1.58)	(1.07)	(0.53)	(0.22)	(0.75)	$8.46	(11.00)%	$756,049	0.94%	n/a	5.34%	55.84%
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28	13.79%	$1,436,340	0.95%	n/a	5.42%	58.10%
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$9.53	5.14%	$1,149,422	0.96%	n/a	6.43%	71.78%
Advisor Shares
9/30/2024	$8.62	0.67	0.58	1.25	(0.68)	—	(0.68)	$9.19	14.83%	$3,486,020	0.79%	n/a	7.56%	32.01%
9/30/2023	$8.45	0.64	0.28	0.92	(0.69)	(0.06)	(0.75)	$8.62	10.62%	$3,021,295	0.79%	n/a	7.46%	18.46%
9/30/2022	$10.27	0.53	(1.59)	(1.06)	(0.54)	(0.22)	(0.76)	$8.45	(10.88)%	$2,570,217	0.79%	n/a	5.56%	55.84%
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27	13.86%	$3,263,582	0.79%	n/a	5.56%	58.10%
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$9.53	5.29%	$2,281,480	0.82%	n/a	6.57%	71.78%
Institutional Shares
9/30/2024	$8.62	0.68	0.57	1.25	(0.68)	—	(0.68)	$9.19	14.95%	$4,729,917	0.69%	n/a	7.65%	32.01%
9/30/2023	$8.45	0.65	0.28	0.93	(0.70)	(0.06)	(0.76)	$8.62	10.72%	$3,439,268	0.70%	n/a	7.56%	18.46%
9/30/2022	$10.27	0.54	(1.59)	(1.05)	(0.55)	(0.22)	(0.77)	$8.45	(10.81)%	$2,482,806	0.70%	n/a	5.68%	55.84%
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27	13.97%	$2,372,161	0.70%	n/a	5.63%	58.10%
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$9.53	5.40%	$1,385,864	0.72%	n/a	6.67%	71.78%

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL
Investor Shares
9/30/2024	$24.86	0.20	6.15	6.35	(0.27)	(0.21)	(0.48)	$30.73	25.92%	$1,533,080	1.19%	n/a	0.72%	83.27%
9/30/2023	$20.93	0.25	4.29	4.54	(0.30)	(0.31)	(0.61)	$24.86	21.79%	$1,513,239	1.19%	n/a	1.00%	76.96%
9/30/2022	$36.66	0.28	(8.90)	(8.62)	(0.24)	(6.87)	(7.11)	$20.93	(29.32)%	$1,575,634	1.19%	n/a	1.03%	50.49%
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66	15.32%	$3,019,360	1.18%	n/a	0.69%	67.41%
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
Advisor Shares
9/30/2024	$24.77	0.25	6.11	6.36	(0.33)	(0.21)	(0.54)	$30.59	26.07%	$870,424	1.05%	n/a	0.89%	83.27%
9/30/2023	$20.87	0.28	4.28	4.56	(0.35)	(0.31)	(0.66)	$24.77	21.99%	$791,282	1.05%	n/a	1.14%	76.96%
9/30/2022	$36.58	0.32	(8.86)	(8.54)	(0.30)	(6.87)	(7.17)	$20.87	(29.24)%	$829,517	1.05%	n/a	1.18%	50.49%
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58	15.47%	$1,718,258	1.04%	n/a	0.84%	67.41%
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
Institutional Shares
9/30/2024	$25.03	0.28	6.17	6.45	(0.36)	(0.21)	(0.57)	$30.91	26.19%	$2,883,423	0.96%	n/a	0.99%	83.27%
9/30/2023	$21.09	0.31	4.32	4.63	(0.38)	(0.31)	(0.69)	$25.03	22.04%	$2,582,094	0.96%	n/a	1.23%	76.96%
9/30/2022	$36.90	0.35	(8.95)	(8.60)	(0.34)	(6.87)	(7.21)	$21.09	(29.14)%	$2,588,387	0.97%	n/a	1.28%	50.49%
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90	15.56%	$4,920,404	0.95%	n/a	0.93%	67.41%
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
INTERNATIONAL EXPLORER
Advisor Shares
9/30/2024	$10.47	0.13	2.21	2.34	(0.07)	(0.15)	(0.22)	$12.59	22.75%	$101,836	1.40%	1.44%(7)	1.10%	15.52%
9/30/2023	$8.69	0.12	1.67	1.79	(0.01)	—	(0.01)	$10.47	20.62%	$39,616	1.40%	1.75%	1.10%	23.97%
5/16/2022 (commencement) - 9/30/2022	$10.00	0.02	(1.33)	(1.31)	—	—	—	$8.69	(13.10)%	$5,811	1.40%	6.08%	0.64%	11.60%
Institutional Shares
9/30/2024	$10.48	0.12	2.21	2.33	(0.07)	(0.15)	(0.22)	$12.59	22.70%	$57,313	1.33%	1.37%(7)	1.05%	15.52%
9/30/2023	$8.69	0.14	1.67	1.81	(0.02)	—	(0.02)	$10.48	20.80%	$36,073	1.35%	1.59%	1.31%	23.97%
5/16/2022 (commencement) - 9/30/2022	$10.00	0.01	(1.32)	(1.31)	—	—	—	$8.69	(13.10)%	$14,725	1.35%	2.91%	0.25%	11.60%

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID
Investor Shares
9/30/2024	$15.55	—(5)	3.04	3.04	—	—	—	$18.59	19.55%	$203,785	1.32%	n/a	(0.02)%	33.05%
9/30/2023	$13.90	(0.03)	1.68	1.65	—	—	—	$15.55	11.87%	$264,373	1.30%	n/a	(0.16)%	26.46%
9/30/2022	$21.19	(0.06)	(6.65)	(6.71)	—	(0.58)	(0.58)	$13.90	(32.53)%	$301,480	1.28%	n/a	(0.32)%	22.12%
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
Advisor Shares
9/30/2024	$15.62	0.03	3.06	3.09	—(5)	—	—(5)	$18.71	19.85%	$1,176,167	1.15%	n/a	0.15%	33.05%
9/30/2023	$13.94	—(5)	1.68	1.68	—(5)	—	—(5)	$15.62	12.08%	$1,142,603	1.14%	n/a	0.01%	26.46%
9/30/2022	$21.23	(0.03)	(6.68)	(6.71)	—	(0.58)	(0.58)	$13.94	(32.47)%	$1,161,239	1.14%	n/a	(0.16)%	22.12%
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
Institutional Shares
9/30/2024	$15.81	0.04	3.10	3.14	(0.01)	—	(0.01)	$18.94	19.88%	$3,367,529	1.07%	n/a	0.25%	33.05%
9/30/2023	$14.12	0.02	1.69	1.71	(0.02)	—	(0.02)	$15.81	12.10%	$2,672,752	1.07%	n/a	0.09%	26.46%
9/30/2022	$21.47	(0.01)	(6.76)	(6.77)	—	(0.58)	(0.58)	$14.12	(32.38)%	$2,505,844	1.06%	n/a	(0.08)%	22.12%
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
INTERNATIONAL VALUE
Investor Shares
9/30/2024	$42.69	0.65	10.40	11.05	(0.88)	(0.83)	(1.71)	$52.03	26.51%	$3,160,578	1.19%	n/a	1.37%	14.78%
9/30/2023	$32.96	0.47	9.98	10.45	(0.08)	(0.64)	(0.72)	$42.69	31.97%	$2,661,694	1.18%	n/a	1.13%	19.48%
9/30/2022	$44.49	0.45	(7.77)	(7.32)	(1.17)	(3.04)	(4.21)	$32.96	(18.40)%	$2,059,112	1.19%	n/a	1.13%	22.69%
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
Advisor Shares
9/30/2024	$42.66	0.73	10.36	11.09	(1.01)	(0.83)	(1.84)	$51.91	26.68%	$10,859,010	1.04%	n/a	1.54%	14.78%
9/30/2023	$32.89	0.54	9.95	10.49	(0.08)	(0.64)	(0.72)	$42.66	32.17%	$7,949,554	1.04%	n/a	1.31%	19.48%
9/30/2022	$44.46	0.52	(7.76)	(7.24)	(1.29)	(3.04)	(4.33)	$32.89	(18.27)%	$4,705,187	1.05%	n/a	1.29%	22.69%
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
Institutional Shares
9/30/2024	$42.89	0.77	10.44	11.21	(1.09)	(0.83)	(1.92)	$52.18	26.81%	$22,197,352	0.95%	n/a	1.63%	14.78%
9/30/2023	$33.04	0.56	10.01	10.57	(0.08)	(0.64)	(0.72)	$42.89	32.27%	$17,529,499	0.95%	n/a	1.36%	19.48%
9/30/2022	$44.69	0.55	(7.80)	(7.25)	(1.36)	(3.04)	(4.40)	$33.04	(18.20)%	$13,366,731	0.95%	n/a	1.36%	22.69%
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP
Investor Shares
9/30/2024	$31.95	(0.32)	5.42	5.10	—	—	—	$37.05	15.96%	$1,184,394	1.19%	n/a	(0.92)%	44.94%
9/30/2023	$28.45	(0.26)	3.84	3.58	(0.08)	—	(0.08)	$31.95	12.62%	$1,350,885	1.20%	n/a	(0.83)%	46.87%
9/30/2022	$53.28	(0.37)	(15.87)	(16.24)	—	(8.59)	(8.59)	$28.45	(36.55)%	$1,387,480	1.18%	n/a	(0.97)%	34.12%
9/30/2021	$47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$53.28	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
9/30/2020	$37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$47.75	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
Advisor Shares
9/30/2024	$32.58	(0.28)	5.54	5.26	—	—	—	$37.84	16.14%	$616,589	1.05%	n/a	(0.77)%	44.94%
9/30/2023	$29.02	(0.22)	3.91	3.69	(0.13)	—	(0.13)	$32.58	12.76%	$619,561	1.05%	n/a	(0.69)%	46.87%
9/30/2022	$54.11	(0.32)	(16.18)	(16.50)	—	(8.59)	(8.59)	$29.02	(36.46)%	$572,155	1.05%	n/a	(0.83)%	34.12%
9/30/2021	$48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$54.11	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
9/30/2020	$37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$48.33	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
Institutional Shares
9/30/2024	$38.17	(0.29)	6.50	6.21	—	—	—	$44.38	16.27%	$2,503,813	0.96%	n/a	(0.68)%	44.94%
9/30/2023	$33.98	(0.22)	4.57	4.35	(0.16)	—	(0.16)	$38.17	12.86%	$2,505,649	0.96%	n/a	(0.60)%	46.87%
9/30/2022	$61.87	(0.33)	(18.97)	(19.30)	—	(8.59)	(8.59)	$33.98	(36.41)%	$2,285,588	0.95%	n/a	(0.74)%	34.12%
9/30/2021	$54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$61.87	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%
9/30/2020	$41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$54.25	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
MID CAP VALUE
Investor Shares
9/30/2024	$16.52	0.12	2.90	3.02	(0.11)	(2.59)	(2.70)	$16.84	20.67%	$352,773	1.23%	n/a	0.76%	23.41%
9/30/2023	$17.11	0.12	2.61	2.73	(0.05)	(3.27)	(3.32)	$16.52	16.19%	$365,299	1.22%	n/a	0.69%	27.81%
9/30/2022	$23.12	0.12	(3.07)	(2.95)	(0.04)	(3.02)	(3.06)	$17.11	(15.39)%	$391,804	1.20%	n/a	0.57%	15.17%
9/30/2021	$16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
9/30/2020	$19.81	0.15	(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
Advisor Shares
9/30/2024	$16.44	0.14	2.88	3.02	(0.13)	(2.59)	(2.72)	$16.74	20.80%	$216,475	1.11%	n/a	0.89%	23.41%
9/30/2023	$17.06	0.14	2.61	2.75	(0.10)	(3.27)	(3.37)	$16.44	16.39%	$247,854	1.07%	n/a	0.83%	27.81%
9/30/2022	$23.07	0.15	(3.07)	(2.92)	(0.07)	(3.02)	(3.09)	$17.06	(15.29)%	$397,898	1.04%	n/a	0.72%	15.17%
9/30/2021	$16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
9/30/2020	$19.77	0.17	(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
Institutional Shares
9/30/2024	$16.47	0.15	2.89	3.04	(0.15)	(2.59)	(2.74)	$16.77	20.90%	$605,251	1.01%	n/a	0.98%	23.41%
9/30/2023	$17.08	0.15	2.62	2.77	(0.11)	(3.27)	(3.38)	$16.47	16.53%	$533,734	1.00%	n/a	0.91%	27.81%
9/30/2022	$23.09	0.16	(3.06)	(2.90)	(0.09)	(3.02)	(3.11)	$17.08	(15.21)%	$518,265	0.98%	n/a	0.78%	15.17%
9/30/2021	$16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09	45.22%	$783,375	0.98%	n/a	0.79%	16.04%
9/30/2020	$19.80	0.18	(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SELECT EQUITY
Investor Shares
9/30/2024	$11.97	0.07	3.78	3.85	(0.06)	—	(0.06)	$15.76	32.32%	$3,416	1.25%	3.12%	0.51%	19.09%
9/30/2023	$9.84	0.05	2.38	2.43	(0.01)	(0.29)	(0.30)	$11.97	24.93%	$2,796	1.25%	3.17%	0.41%	26.63%
9/30/2022	$13.48	0.01	(3.00)	(2.99)	—	(0.65)	(0.65)	$9.84	(23.43)%	$2,345	1.25%	3.16%	0.05%	20.96%
9/30/2021	$10.17	(0.01)	3.32	3.31	—	—	—	$13.48	32.55%	$2,919	1.25%	4.35%	(0.05)%	34.69%
2/28/2020 (commencement) - 9/30/2020	$10.00	—(5)	0.17	0.17	—	—	—	$10.17	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
9/30/2024	$11.99	0.09	3.79	3.88	(0.08)	—	(0.08)	$15.79	32.47%	$1,382	1.15%	3.83%	0.62%	19.09%
9/30/2023	$9.87	0.05	2.38	2.43	(0.02)	(0.29)	(0.31)	$11.99	24.90%	$1,239	1.15%	3.66%	0.44%	26.63%
9/30/2022	$13.49	0.02	(2.99)	(2.97)	—	(0.65)	(0.65)	$9.87	(23.26)%	$1,561	1.15%	3.68%	0.14%	20.96%
9/30/2021	$10.18	0.01	3.30	3.31	—	—	—	$13.49	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
2/28/2020 (commencement) - 9/30/2020	$10.00	0.01	0.17	0.18	—	—	—	$10.18	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
9/30/2024	$11.93	0.09	3.77	3.86	(0.08)	—	(0.08)	$15.71	32.54%	$47,315	1.10%	1.18%	0.66%	19.09%
9/30/2023	$9.81	0.07	2.37	2.44	(0.03)	(0.29)	(0.32)	$11.93	25.12%	$32,968	1.10%	1.34%	0.56%	26.63%
9/30/2022	$13.44	0.03	(2.99)	(2.96)	(0.02)	(0.65)	(0.67)	$9.81	(23.33)%	$25,650	1.10%	1.39%	0.22%	20.96%
9/30/2021	$10.18	0.02	3.30	3.32	(0.06)	—	(0.06)	$13.44	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%
2/28/2020 (commencement) - 9/30/2020	$10.00	0.01	0.17	0.18	—	—	—	$10.18	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%
SMALL CAP
Investor Shares
9/30/2024	$29.52	(0.34)	7.56	7.22	—	—	—	$36.74	24.46%	$515,060	1.23%	n/a	(1.03)%	46.72%
9/30/2023	$27.82	(0.31)	2.09	1.78	(0.08)	—	(0.08)	$29.52	6.38%	$526,681	1.23%	n/a	(1.01)%	30.14%
9/30/2022	$50.34	(0.36)	(17.09)	(17.45)	—	(5.07)	(5.07)	$27.82	(38.24)%	$571,380	1.20%	n/a	(1.00)%	33.64%
9/30/2021	$42.80	(0.53)	10.77	10.24	—	(2.70)	(2.70)	$50.34	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
9/30/2020	$33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$42.80	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
Advisor Shares
9/30/2024	$29.82	(0.29)	7.63	7.34	—	—	—	$37.16	24.61%	$284,862	1.08%	n/a	(0.89)%	46.72%
9/30/2023	$28.08	(0.26)	2.10	1.84	(0.10)	—	(0.10)	$29.82	6.56%	$262,669	1.07%	n/a	(0.86)%	30.14%
9/30/2022	$50.70	(0.32)	(17.23)	(17.55)	—	(5.07)	(5.07)	$28.08	(38.16)%	$361,941	1.06%	n/a	(0.87)%	33.64%
9/30/2021	$43.03	(0.47)	10.84	10.37	—	(2.70)	(2.70)	$50.70	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
9/30/2020	$33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$43.03	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
Institutional Shares
9/30/2024	$30.50	(0.27)	7.82	7.55	—	—	—	$38.05	24.75%	$592,837	1.00%	n/a	(0.81)%	46.72%
9/30/2023	$28.74	(0.25)	2.16	1.91	(0.15)	—	(0.15)	$30.50	6.62%	$835,311	1.00%	n/a	(0.78)%	30.14%
9/30/2022	$51.74	(0.28)	(17.65)	(17.93)	—	(5.07)	(5.07)	$28.74	(38.12)%	$882,206	0.98%	n/a	(0.78)%	33.64%
9/30/2021	$43.82	(0.43)	11.05	10.62	—	(2.70)	(2.70)	$51.74	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%
9/30/2020	$33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$43.82	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS
Investor Shares
9/30/2024	$15.02	0.20	3.35	3.55	(0.07)	—	(0.07)	$18.50	23.70%	$16,135	1.15%	1.61%	1.21%	11.71%
9/30/2023	$12.48	0.18	2.47	2.65	(0.11)	—	(0.11)	$15.02	21.37%	$13,658	1.15%	1.74%	1.22%	28.77%
9/30/2022	$19.25	0.18	(6.75)	(6.57)	(0.20)	—	(0.20)	$12.48	(34.51)%	$12,297	1.26%(8)	1.58%	1.06%	21.48%
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25	19.50%	$61,975	1.35%	1.75%	0.36%	23.22%
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
Advisor Shares
9/30/2024	$15.01	0.22	3.34	3.56	(0.08)	—	(0.08)	$18.49	23.83%	$47,511	1.05%	1.22%	1.31%	11.71%
9/30/2023	$12.47	0.21	2.47	2.68	(0.14)	—	(0.14)	$15.01	21.58%	$37,476	1.05%	1.33%	1.40%	28.77%
4/28/2022 (commencement) - 9/30/2022	$14.61	0.06	(2.20)	(2.14)	—	—	—	$12.47	(14.65)%	$26,872	1.05%	1.97%	0.96%	21.48%
Institutional Shares
9/30/2024	$15.29	0.24	3.39	3.63	(0.08)	—	(0.08)	$18.84	23.86%	$105,709	1.00%	1.10%	1.42%	11.71%
9/30/2023	$12.71	0.23	2.50	2.73	(0.15)	—	(0.15)	$15.29	21.57%	$44,368	1.00%	1.26%	1.51%	28.77%
9/30/2022	$19.55	0.18	(6.85)	(6.67)	(0.17)	—	(0.17)	$12.71	(34.46)%	$23,562	1.07%(8)	1.45%	1.13%	21.48%
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55	19.74%	$9,794	1.20%	1.89%	0.51%	23.22%
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
VALUE
Investor Shares
9/30/2024	$13.21	0.18	2.87	3.05	(0.13)	(0.57)	(0.70)	$15.56	24.10%	$84,289	0.98%	1.09%	1.26%	25.33%
9/30/2023	$12.02	0.13	3.14	3.27	(0.03)	(2.05)	(2.08)	$13.21	29.09%	$83,594	1.06%(9)	1.09%	1.00%	38.07%
9/30/2022	$16.28	0.13	(2.44)	(2.31)	(0.16)	(1.79)	(1.95)	$12.02	(16.50)%	$82,183	1.06%	n/a	0.86%	27.96%
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28	41.36%	$108,551	1.05%	n/a	0.67%	25.99%
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
Advisor Shares
9/30/2024	$13.14	0.19	2.86	3.05	(0.15)	(0.57)	(0.72)	$15.47	24.29%	$95,835	0.88%	0.97%	1.36%	25.33%
9/30/2023	$11.97	0.15	3.12	3.27	(0.05)	(2.05)	(2.10)	$13.14	29.30%	$87,610	0.88%	0.97%	1.20%	38.07%
9/30/2022	$16.21	0.15	(2.42)	(2.27)	(0.18)	(1.79)	(1.97)	$11.97	(16.35)%	$54,633	0.88%	0.96%	1.02%	27.96%
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21	41.53%	$99,646	0.88%	0.95%	0.84%	25.99%
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
Institutional Shares
9/30/2024	$13.15	0.20	2.86	3.06	(0.16)	(0.57)	(0.73)	$15.48	24.33%	$168,432	0.83%	0.85%	1.42%	25.33%
9/30/2023	$11.98	0.15	3.13	3.28	(0.06)	(2.05)	(2.11)	$13.15	29.35%	$124,498	0.85%(10)	0.85%	1.20%	38.07%
9/30/2022	$16.24	0.15	(2.43)	(2.28)	(0.19)	(1.79)	(1.98)	$11.98	(16.34)%	$90,279	0.85%	n/a	1.01%	27.96%
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24	41.61%	$163,069	0.83%	n/a	0.88%	25.99%
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40	0.64%	$123,440	0.82%	n/a	1.02%	39.07%

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE INCOME
Investor Shares
9/30/2024	$8.77	0.28	1.98	2.26	(0.26)	—	(0.26)	$10.77	26.05%	$1,032	1.20%	8.59%	2.84%	29.11%
9/30/2023	$8.15	0.24	0.63	0.87	(0.25)	—	(0.25)	$8.77	10.67%	$754	1.20%	9.07%	2.67%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.15	(1.86)	(1.71)	(0.14)	—	(0.14)	$8.15	(17.16)%	$733	1.20%	13.46%	2.73%	15.65%
Advisor Shares
9/30/2024	$8.77	0.29	1.99	2.28	(0.27)	—	(0.27)	$10.78	26.27%	$2,216	1.10%	4.18%	2.94%	29.11%
9/30/2023	$8.15	0.26	0.61	0.87	(0.25)	—	(0.25)	$8.77	10.68%	$1,774	1.10%	4.35%	2.86%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15	(17.11)%	$1,178	1.10%	9.98%	2.86%	15.65%
Institutional Shares
9/30/2024	$8.78	0.29	1.98	2.27	(0.27)	—	(0.27)	$10.78	26.18%	$13,138	1.05%	2.21%	2.97%	29.11%
9/30/2023	$8.15	0.26	0.62	0.88	(0.25)	—	(0.25)	$8.78	10.83%	$8,558	1.05%	2.42%	2.88%	30.15%
2/28/2022 (commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15	(17.10)%	$7,195	1.05%	2.55%	2.86%	15.65%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Amount is between $0.005 and $(0.005) per share.
(6)	Expense limit from October 1, 2023 to May 30, 2024 was 1.45% for Investor Shares, 1.35% for Advisor Shares and 1.30% for Institutional Shares. Expense limit was lowered effective May 31, 2024 to 1.24% for Investor Shares, 1.14% for Advisor Shares and 1.09% for Institutional Shares.
(7)	Adviser voluntarily waived expenses related to the proxy during the year. See Shareholder Meeting Results for additional information.
(8)	Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and 1.00% for Institutional Shares.
(9)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.98%.
(10)	There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.83%.

*	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(n) in Notes to Financial Statements for additional information.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

Fund	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
EMERGING MARKETS DEBT OPPORTUNITIES
Investor
9/30/2024	1.25%	3.18%
9/30/2023	1.25%	7.98%
Advisor
9/30/2024	1.15%	1.81%
9/30/2023	1.15%	2.95%
Institutional
9/30/2024	1.10%	1.60%
9/30/2023	1.10%	1.95%
GLOBAL UNCONSTRAINED
Investor
9/30/2024	1.31%	3.11%
9/30/2023	1.45%	9.23%
3/31/2022 (Commencement) - 9/30/2022	1.45%	53.92%
Advisor
9/30/2024	1.24%	1.69%
9/30/2023	1.35%	9.22%
3/31/2022 (Commencement) - 9/30/2022	1.35%	9.22%
Institutional
9/30/2024	1.23%	1.69%
9/30/2023	1.30%	2.26%
3/31/2022 (Commencement) - 9/30/2022	1.30%	2.38%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Notes to Financial Statements — September 30, 2024

(1) Organization

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2024, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

	Investor Shares	Advisor Shares	Institutional Shares
Fund	Inception Date	Inception Date	Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Debt Opportunities Fund (“Emerging Markets Debt Opportunities Fund”)	April 7, 2022	April 7, 2022	April 7, 2022
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Explorer Fund (“International Explorer Fund”)	N/A	May 16, 2022	May 16, 2022
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	April 25, 2022	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, Developing World Fund, Floating Rate Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Explorer Fund (October 1, 2023 - April 14, 2024), International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Value Fund, and Value Income Fund operated as open-end, diversified mutual funds. During the reporting period, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund (April 15, 2024 - September 30, 2024), Select Equity Fund, and Sustainable Emerging Markets Fund operated as open-end, non-diversified mutual funds. At a special meeting of shareholders of International Explorer Fund held on April 15, 2024, shareholders approved a change in the sub-classification of International Explorer Fund from “diversified” to “non-diversified” for purposes of Section 5(b) of the 1940 Act and the elimination of a related fundamental investment restriction, which took effect on April 15, 2024. The investment objective of each Fund (except Developing World Fund, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and Value Income Fund) is to seek long-term capital growth. Developing World Fund’s and Focus Fund’s investment objective is to seek long-term capital appreciation. Emerging Markets Debt Opportunities Fund’s, Floating Rate Fund’s and Global Unconstrained Fund’s investment objective is to provide total return through a combination of current income and long-term capital appreciation. High Income Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Value Income Fund’s investment objective is to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, since the inception dates listed above, except for International Explorer Fund which only offers Advisor Shares and Institutional Shares. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to a Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay

86	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through one or more wholly-owned subsidiaries. References herein to each such Fund include references to a subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s portfolio in a subsidiary will vary over time. Each such Fund will treat a subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)	Investments in Subsidiaries – Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated financial statements include the accounts of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of September 30, 2024 Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $3,441,400 in net assets, representing 4.55% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $4,733,349 in net assets, representing 4.00% of Global Unconstrained Fund’s net assets.

(b)	Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the US may have fair value factors applied where the applicable trading market was closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread

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NOTES TO FINANCIAL STATEMENTS

curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, are fair valued using prices from the Funds' pricing vendors. Such prices were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”), established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4, without resulting in a material impact to the Funds. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by Artisan Partners Limited Partnership and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not deemed reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken or expected to be taken, on federal income tax returns for all remaining open tax years (fiscal years 2021 through 2024) and have concluded that, as of September 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2024, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds' understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on realized and unrealized gains.

(d)	Portfolio Transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

88	Artisan Partners Funds

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(e)	Restricted Securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(f)	Foreign Currency Translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedules of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(g)	Depositary Receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-Linked Securities and Credit-Linked Notes – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may invest in credit-linked notes. Equity-linked securities and credit-linked notes are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security or credit-linked note typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities or credit-linked notes that the Funds purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)	Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)	Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2024, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)	When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)	Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Emerging Markets Debt Opportunities Fund,

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Floating Rate Fund, Global Unconstrained Fund, and High Income Fund may be obligated to fund term loan commitments at the borrower’s discretion. During the year, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately on the Statements of Operations. As of September 30, 2024, Floating Rate Fund had unfunded loan commitments in the amount of $183,690.

(m)	Redemption Fees – Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund generally impose a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interest of the Fund, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short- term trading. During the year ended September 30, 2024, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(n)	Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds incur expenses as a result of executing short sales.

During the year ended September 30, 2024, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund engaged in short sales and paid interest on securities sold short, which is included in Interest in the Statements of Operations. For the year ended September 30, 2024, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of September 30, 2024, Global Unconstrained Fund had open short sale positions.

(o)	Repurchase Agreements - Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present acceptable credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty.

To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, each Fund intends to comply with provisions under the Bankruptcy Code that would allow it immediately to resell such collateral. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund held repurchase agreements during the year ended September 30, 2024.

(p)	Reverse Repurchase Agreements - The Funds may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction

90	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

costs. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a reverse repurchase agreements on the Statement of Assets and Liabilities. Reverse repurchase agreements are recorded at contract value. Fair value of such agreements is equivalent to contract value and would represent Level 2 Investments. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations.

For the year ended September 30, 2024, the average borrowings for Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund were $778,031 over 83 days and $1,663,988 over 14 days, respectively. The average borrowing rate for each fund was 5.70% and 5.06%, respectively.

(q)	Securities Lending – In order to generate incremental revenue, a Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by such Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest or dividend received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information became available from the lending agent. Net income for each Fund is reflected in the Statements of Operations under “Income from securities lending.” During the year ended September 30, 2024, Global Discovery Fund, Global Equity Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Value Fund, Small Cap Fund, Sustainable Emerging Markets Fund, and Value Income Fund participated in the securities lending program. As of September 30, 2024, International Fund, International Value Fund, High Income Fund, and Sustainable Emerging Markets Fund had securities on loan.

(r)	ReFlow Liquidity Program – The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program (“Program”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the Program, ReFlow provides participating mutual funds (such as the Funds) with a source of cash to meet all, or a portion, of net shareholder redemptions. Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s or Artisan Partners’ discretion. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 14 basis points of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, redemption fees, if applicable, or trading that is considered inappropriate, which may include frequent or short-term trading. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with Artisan Partners Funds’ policy on purchases and redemptions in-kind. During the year ended September 30, 2024, Focus Fund, Global Opportunities Fund, Mid Cap Value Fund and Value Fund participated in the ReFlow program. Fees associated with ReFlow are disclosed in the Statement of Operations. Certain offsetting benefits of utilizing the ReFlow service, such as reduced transactions costs, may impact net increase in net assets resulting from operations in the Statements of Operations. The shares ReFlow subscribed to, redemptions-in-kind, fees and total expense ratio (“TER”) impact during the year were as follows:

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NOTES TO FINANCIAL STATEMENTS

Fund	Shares ReFlow Subscribed to	Redemptions-in-kind (in thousands)	ReFlow Fees (in thousands)	Impact to TER
Focus	1,967,948	$32,248	$61	.01%
Global Opportunities	17,337,884	566,430	813	.03
Mid Cap Value	10,816,189	165,365	236	.02
Value	1,180,411	16,275	24	.01

(s)	Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends related to corporate actions, if any, were included in dividend income, and generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and included accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Like all mutual funds, the Funds take investment risks and it is possible for a shareholder to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental, social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect Fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, meaningfully disrupted the global economy and markets.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

In addition, geopolitical events adversely affect global economies and securities markets, subjecting a Fund’s investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other

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crossborder trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Floating Rate Fund and High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which a Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford a Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.

Artisan Partners Funds	93

NOTES TO FINANCIAL STATEMENTS

Although The London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“RFRs”). It is expected that the financing arrangements entered into by a Fund will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a “backward” looking basis and therefore are only known at the end of an interest period, whereas LIBOR was a “forward” looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. Given the relative novelty of the use of RFRs in financial markets, the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect a Fund’s investments (including in respect of its volatility, value and liquidity) and, as a result, its performance and/or NAV.

As non-diversified funds, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, International Explorer Fund, Select Equity Fund, and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. For example, changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If a Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction.

In addition to the risks of an adverse change in the value of the underlying reference asset, a Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and a Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose. In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivatives risk management program that takes into account how a Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.

Emerging Markets Debt Opportunities Fund’s and Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

(4)	Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer in the principal or most advantageous market of the investment.

94	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(b). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2024 (in thousands). Refer to each Fund's Schedule of Investments for industry or country classifications.

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks
Americas	$1,174,586	$—	$—	$1,174,586
Emerging Markets	1,513,545	—	—	1,513,545
Europe	410,512	—	—	410,512
Pacific Basin	407,589	—	—	407,589
Investment Company	80,325	—	—	80,325
Total Investments	3,586,557	—	—	3,586,557

Emerging Markets Debt Opportunities
Sovereign Government Bonds and Credit-Linked Notes	—	43,088	817	43,905
Corporate Bonds	—	13,699	—	13,699
Bank loans	—	—	1,939	1,939
Sovereign Government Treasury Bills	—	6,929	—	6,929
U.S. Treasury Obligation	—	1,195	—	1,195
Investment Companies	386	—	—	386
Total Investments	386	64,911	2,756	68,053
Forward Currency Contracts(1)(2)	—	138	—	138
Futures(1)(3)	(62)	—	—	(62)
Centrally Cleared Credit Default Swaps(1)(4)	—	(5)	—	(5)
Centrally Cleared Interest Rate Swaps(1)	—	699	—	699
Total	324	65,743	2,756	68,823

Artisan Partners Funds	95

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate
Bank loans	$—	$63,783	$—	$63,783
Corporate Bonds	—	2,012	—	2,012
Preferred Stock	—	182	—	182
Common Stocks	—	161	—	161
Warrants	—	—	—(5)	—
Investment Company	755	—	—	755
Total Investments	755	66,138	—(5)	66,893

Focus
Common Stocks	1,107,358	—	—	1,107,358
Options Purchased	39,632	—	—	39,632
Investment Company	10,467	—	—	10,467
Total Investments	1,157,457	—	—	1,157,457
Forward Currency Contracts(1)(6)	—	(1,505)	—	(1,505)
Written Options(1)	(3,263)	—	—	(3,263)
Total	1,154,194	(1,505)	—	1,152,689

Global Discovery
Common Stocks
Americas	139,810	—	—	139,810
Emerging Markets	2,251	—	—	2,251
Europe	76,327	—	—	76,327
Pacific Basin	10,591	—	—	10,591
Investment Company	12,033	—	—	12,033
Total Investments	241,012	—	—	241,012

Global Equity
Common Stocks
Americas	67,971	—	—	67,971
Emerging Markets	7,619	—	—(5)	7,619
Europe	93,901	—	—	93,901
Pacific Basin	7,795	—	—	7,795
Investment Company	1,539	—	—	1,539
Total Investments	178,825	—	—(5)	178,825

Global Opportunities
Common Stocks
Americas	1,449,106	—	—	1,449,106
Emerging Markets	222,348	—	—	222,348
Europe	569,797	—	—	569,797
Pacific Basin	214,621	—	—	214,621
Investment Company	87,572	—	—	87,572
Total Investments	2,543,444	—	—	2,543,444

Global Unconstrained
Sovereign Government Bonds	—	64,561	1,078	65,639
Corporate Bonds	—	17,405	—	17,405
Common Stocks	4,995	—	—	4,995
Bank loans	—	—	2,652	2,652
Option Purchased	4	—	—	4
Sovereign Government Treasury Bills	—	12,476	—	12,476
Repurchase Agreements	—	3,856	—	3,856
U.S. Treasury Obligation	—	2,782	—	2,782
Investment Companies	1,282	—	—	1,282
Total Investments before securities sold short	6,281	101,080	3,730	111,091
Common Stocks	(2,720)	—	—	(2,720)
Sovereign Government Bonds	—	(3,777)	—	(3,777)

96	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Unconstrained (continued)
Total Investments after securities sold short	$3,561	$97,303	$3,730	$104,594
Forward Currency Contracts(1)(7)	—	(392)	—	(392)
Futures(1)(8)	(134)	—	—	(134)
Centrally Cleared Credit Default Swaps(1)(9)	—	(953)	—	(953)
Centrally Cleared Interest Rate Swaps(1)(10)	—	(123)	—	(123)
OTC Credit Default Swaps(1)	—	(12)	—	(12)
OTC Interest Rate Swaps(1)	—	(25)	—	(25)
Total	3,427	95,798	3,730	102,955

Global Value
Common Stocks and Equity-Linked Security
Americas	1,138,786	—	—	1,138,786
Emerging Markets	168,574	—	—	168,574
Europe	1,013,692	17,827	—	1,031,519
Investment Company	148,083	—	—	148,083
Total Investments	2,469,135	17,827	—	2,486,962

High Income
Corporate Bonds	—	6,557,408	—	6,557,408
Bank loans	—	1,520,424	—	1,520,424
Common Stocks	—	16,624	—	16,624
Preferred Stock	—	5,435	—	5,435
Warrants	—	—	—(5)	—
Investment Company	663,934	—	—	663,934
Total Investments	663,934	8,099,891	—(5)	8,763,825
Forward Currency Contracts(1)	—	(138)	—	(138)
Total	663,934	8,099,753	—	8,763,687

International
Common Stocks and Equity-Linked Security
Americas	731,937	—	—	731,937
Emerging Markets	227,520	—	—(5)	227,520
Europe	3,617,901	95,414	—	3,713,315
Pacific Basin	326,112	—	—	326,112
Investment Company	167,863	—	—	167,863
Total Investments	5,071,333	95,414	—(5)	5,166,747

International Explorer
Common Stocks
Americas	12,269	—	—	12,269
Emerging Markets	24,765	—	—	24,765
Europe	77,677	—	—	77,677
Pacific Basin	23,425	—	—	23,425
Investment Company	20,669	—	—	20,669
Total Investments	158,805	—	—	158,805

International Small-Mid
Common Stocks
Americas	1,071,905	—	—	1,071,905
Emerging Markets	299,484	—	—	299,484
Europe	2,062,477	—	—	2,062,477
Middle East	279,350	—	—	279,350
Pacific Basin	800,409	—	—	800,409
Investment Company	163,613	—	—	163,613
Total Investments	4,677,238	—	—	4,677,238

Artisan Partners Funds	97

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Value
Common Stocks and Equity-Linked Security
Americas	$6,265,722	$—	$—	$6,265,722
Emerging Markets	5,130,873	—	146,720	5,277,593
Europe	18,469,324	722,976	—	19,192,300
Pacific Basin	632,373	—	—	632,373
Investment Company	4,434,581	—	—	4,434,581
Miscellaneous Securities	160,143	—	—	160,143
Total Investments	35,093,016	722,976	146,720	35,962,712

Mid Cap
Common Stocks	4,235,975	—	—	4,235,975
Investment Company	55,168	—	—	55,168
Total Investments	4,291,143	—	—	4,291,143

Mid Cap Value
Common Stocks	1,132,040	—	—(5)	1,132,040
Investment Company	31,368	—	—	31,368
Total Investments	1,163,408	—	—(5)	1,163,408

Select Equity
Common Stocks	47,775	—	—	47,775
Investment Company	4,205	—	—	4,205
Total Investments	51,980	—	—	51,980

Small Cap
Common Stocks	1,352,039	—	—	1,352,039
Investment Company	30,595	—	—	30,595
Total Investments	1,382,634	—	—	1,382,634

Sustainable Emerging Markets
Common Stocks
Americas	2,313	—	—	2,313
Emerging Markets	161,181	1,110	—(5)	162,291
Pacific Basin	3,687	—	—	3,687
Investment Company	4,088	—	—	4,088
Total Investments	171,269	1,110	—(5)	172,379

Value
Common Stocks	334,175	—	—	334,175
Investment Company	11,602	—	—	11,602
Total Investments	345,777	—	—	345,777

Value Income
Common Stocks and Equity-Linked Security	14,741	301	—	15,042
Convertible Bonds	—	389	—	389
Corporate Bonds	—	376	—	376
Preferred Stock	337	—	—	337
Investment Company	213	—	—	213
Total Investments	15,291	1,066	—	16,357
Written Options(1)	(33)	—	—	(33)
Total	15,258	1,066	—	16,324

(1)	Foreign currency forward contracts, futures contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).
(2)	Value is comprised of a $322 asset and a $184 liability.
(3)	Value is comprised of a $6 asset and a $68 liability.
(4)	Value is comprised of a $40 asset and a $45 liability.
(5)	Valued at $0.
(6)	Value is comprised of a $1,310 asset and a $2,815 liability.

98	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(7)	Value is comprised of a $309 asset and a $701 liability.

(8)	Value is comprised of a $31 asset and a $165 liability.

(9)	Value is comprised of a $102 asset and a $1,055 liability.

(10)	Value is comprised of a $310 asset and a $433 liability.

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at September 30, 2024	Unobservable Input(s)	Range	Weighted Average	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportunities
Sovereign Government Bonds and Credit-Linked Notes	$817	Single broker quote	$92.21 - $102.74	$99.00	Increase
Bank loans	1,939	Single broker quote(1)	$84.00 - $99.50	$95.66	Increase
Total	2,756
Floating Rate
Warrant
	—(2)	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Global Equity
Common Stock
	—(2)	Last quote in restricted market less 100% discount	N/A	N/A	N/A
Global Unconstrained
Sovereign Government Bonds and Credit-Linked Notes	1,078	Single broker quote	$92.21 - $102.74	$99.02	Increase
Bank loans	2,652	Single broker quote(1)	$84.00 - $99.50	$95.62	Increase
Total	3,730
High Income
Warrant
	—(2)	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
International
Common Stock
	—(2)	Last quote in restricted market less 100% discount	N/A	N/A	N/A
International Value
Common Stock
	146,720	Net collateral, net earned premiums, and fair value of loss reserves	$118,830 - $147,190	$131,506	Increase
Mid Cap Value
Common Stock
	—(2)	100% discount for uncertainty of liquidation value	N/A	N/A	N/A
Sustainable Emerging Markets
Common Stock
	—(2)	Last quote in restricted market less 100% discount	N/A	N/A	N/A

(1)	At times during the period, unobservable input(s) were model-derived based on change in option-adjusted spread of comparables with a range of $81.17 - $101.85 and weighted average of $96.28.
(2)	Includes one or more securities valued at $0.

Artisan Partners Funds	99

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Debt Opportunities Fund	Floating Rate Fund		Global Equity Fund		Global Unconstrained Fund
Balance as of September 30, 2023	$301	$	—(1)	$	—(1)	$374
Transfers into Level 3	—		—		—	—
Net change in unrealized appreciation (depreciation)	(150)		—		4,291	(201)
Purchases	2,605		—		—	3,557
Sales	—		—		(492)	—
Accrued Amortization	—(2)		—(2)		—	— (2)
Realized Gain/Loss	—		—		(3,799)	—
Transfers out of Level 3	—		—		—	—
Balance as of September 30, 2024	$2,756	$	—(1)	$	—(1)	$3,730
Net change in unrealized appreciation (depreciation) for
investments held as of September 30, 2024	$(156)		$—		$—	$(209)

	High Income Fund		International Fund		International Value Fund	Mid Cap Value Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2023	$	—(1)	$	—(1)	$118,830	$	—(1)	$	—(1)
Transfers into Level 3		—		—	—		—		—
Net change in unrealized appreciation (depreciation)		—		151,723	27,890		—		736
Purchases		—		—	—		—		—
Sales		—		(17,621)	—		—		(142)
Accrued Amortization		—		—	—		—		—
Realized Gain/Loss		—		(134,102)	—		—		(594)
Transfers out of Level 3		—		—	—		—		—
Balance as of September 30, 2024	$	—(1)	$	—(1)	$146,720	$	—(1)	$	—(1)
Net change in unrealized appreciation (depreciation) for
investments held as of September 30, 2024		$—		$—	$27,890		$—		$—

(1)	Includes one or more securities valued at $0.
(2)	Amount rounds to less than $1

(5) Transfer Agent and Authorized Agent Fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the year. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2024 (in thousands):

100	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2024
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Developing World - Investor Shares	$45	$718	$763
Developing World - Advisor Shares	35	1,091	1,126
Developing World - Institutional Shares	42	—	42
Emerging Markets Debt Opportunities - Investor Shares	28	15	43
Emerging Markets Debt Opportunities - Advisor Shares	26	19	45
Emerging Markets Debt Opportunities - Institutional Shares	26	—	26
Floating Rate - Investor Shares	27	30	57
Floating Rate - Advisor Shares	26	26	52
Floating Rate - Institutional Shares	26	—	26
Focus - Investor Shares	37	34	71
Focus - Advisor Shares	30	510	540
Focus - Institutional Shares	30	—	30
Global Discovery - Investor Shares	33	75	108
Global Discovery - Advisor Shares	26	20	46
Global Discovery - Institutional Shares	26	—	26
Global Equity - Investor Shares	35	162	197
Global Equity - Advisor Shares	26	4	30
Global Equity - Institutional Shares	26	—	26
Global Opportunities - Investor Shares	60	1,593	1,653
Global Opportunities - Advisor Shares	31	458	489
Global Opportunities - Institutional Shares	37	—	37
Global Unconstrained - Investor Shares	26	17	43
Global Unconstrained - Advisor Shares	26	47	73
Global Unconstrained - Institutional Shares	26	—	26
Global Value - Investor Shares	45	486	531
Global Value - Advisor Shares	29	227	256
Global Value - Institutional Shares	32	—	32
High Income - Investor Shares	37	1,623	1,660
High Income - Advisor Shares	64	3,080	3,144
High Income - Institutional Shares	53	—	53
International - Investor Shares	218	3,260	3,478
International - Advisor Shares	33	666	699
International - Institutional Shares	42	—	42
International Explorer - Advisor Shares	30	60	90
International Explorer - Institutional Shares	26	—	26
International Small-Mid - Investor Shares	52	553	605
International Small-Mid - Advisor Shares	33	974	1,007
International Small-Mid - Institutional Shares	44	—	44
International Value - Investor Shares	93	6,867	6,960
International Value - Advisor Shares	56	8,458	8,514
International Value - Institutional Shares	67	—	67
Mid Cap - Investor Shares	121	2,998	3,119
Mid Cap - Advisor Shares	34	541	575
Mid Cap - Institutional Shares	51	—	51
Mid Cap Value - Investor Shares	99	704	803
Mid Cap Value - Advisor Shares	31	179	210
Mid Cap Value - Institutional Shares	31	—	31
Select Equity - Investor Shares	28	15	43
Select Equity - Advisor Shares	26	—^	26
Select Equity - Institutional Shares	26	—	26
Small Cap - Investor Shares	105	1,127	1,232
Small Cap - Advisor Shares	31	192	223
Small Cap - Institutional Shares	35	—	35
Sustainable Emerging Markets - Investor Shares	31	32	63
Sustainable Emerging Markets - Advisor Shares	26	34	60
Sustainable Emerging Markets - Institutional Shares	29	—	29

Artisan Partners Funds	101

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2024
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Value - Investor Shares	$44	$172	$216
Value - Advisor Shares	28	92	120
Value - Institutional Shares	29	—	29
Value Income - Investor Shares	27	17	44
Value Income - Advisor Shares	25	3	28
Value Income - Institutional Shares	25	—	25
^	Amount rounds to less than $1

(6) Derivative Transactions

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivative risk management program that takes into account how its derivatives use affects its portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. To the extent a Fund is not a limited derivatives user (as defined in Rule 18f-4), Rule 18f-4, among other things, limits a Fund’s derivatives exposure through a value-at-risk test and requires such Funds to adopt and implement a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Subject to certain conditions, Funds that are limited derivatives users are not subject to the full requirements of Rule 18f-4. In order to qualify as a limited derivatives user, a Fund’s derivatives “exposure” (as defined in Rule 18f-4) cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes in accordance with specific requirements set out in Rule 18f-4. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund and High Income Fund are full derivatives users while the remaining Funds are limited derivatives users.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, and High Income Fund each used foreign currency contracts for hedging currency exposure during the year ended September 30, 2024.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument during the year ended September 30, 2024.

102	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. Focus Fund, Global Unconstrained Fund, and Value Income Fund held option contracts during the year ended September 30, 2024.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options. None of the Funds invested in swaptions during the year.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the year ended September 30, 2024, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk. Global Unconstrained Fund used options to create investment leverage.

Swap Transactions

Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statement of Operations. Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market factors. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as Due from brokers on the Statement of Assets and Liabilities.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a specific default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

Each Fund may enter into credit default swap contracts as seller protection. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of credit default swap protection, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer up to the full notional value of the reference obligation. Based on credit spreads at September 30, 2024, we believe the performance/payout risk is low.

Each Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. Swaps carry counterparty risks that cannot be fully anticipated. Each Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

does not own or take physical custody of such asset or invest directly in such market.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV. During the year ended September 30, 2024, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used swap transactions to create investment leverage.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2024 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statement of assets and Liabilities Location	Value
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$322
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(184)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	(62)*
	Credit	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(5)*
	Interest rate	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts	699 *
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	1,310
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(2,815)
	Equity	Written options contract	Written options, at value	(3,263)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	39,632
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	309
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(701)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	(66)*
	Equity	Futures contracts	Payable for variation margin on futures contracts	(68)*
	Credit	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(953)*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	(123)*
	Credit	Over the counter swap contracts	Swap contracts, at value	(22)
	Interest rate	Over the counter swap contracts	Swap contracts, at value	(18)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	4
High Income	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	(138)
Value Income	Equity	Written options contract	Written options, at value	(33)

*	Futures contracts and centrally cleared swap contracts are valued in this table at unrealized appreciation (depreciation). Amounts reported in the Statements of Assets and Liabilities reflect only the current day’s variation margin related to these contracts.

The effect of derivative instruments in the amount of realized gain (loss) and net increase (decrease) in unrealized appreciation or depreciation recognized on the Statements of Operations for the year ended September 30, 2024 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statement of Operations Location	Net Realized Gain (Loss)	Statement of Operations Location	Unrealized Appreciation (Depreciation)
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$(316)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$407
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	(614)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	(218)
	Credit	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	51	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(5)
	Interest rate	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	(564)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	782
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	2,947	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(3,219)
	Equity	Written options contracts	Net realized gain (loss) on written options	(21,741)	Net increase (decrease) in unrealized appreciation or depreciation on written options	543

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statement of Operations Location	Net Realized Gain (Loss)	Statement of Operations Location	Unrealized Appreciation (Depreciation)
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	44,095	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	11,938
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(355)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(277)
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	(645)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	(106)
	Equity	Futures contracts	Net realized gain (loss) on futures contracts	(244)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	(244)
	Equity	Purchased option contracts	Net realized gain (loss) on investments, from unaffiliated issuers	(84)	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	(17)
	Credit	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	(866)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(749)
	Interest rate	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	(55)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	(71)
High Income	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	(154)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	(112)
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	—	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	—
Value Income	Equity	Written options contracts	Net realized gain (loss) on written options	29	Net increase (decrease) in unrealized appreciation or depreciation on written options	(7)

The average monthly amount outstanding for each derivative type for the year ended September 30, 2024 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Emerging Markets Debt Opportunities	Centrally cleared credit default swaps	$2,139
	Centrally cleared interest rate swaps	13,067
	Foreign currency forward contracts - purchased	31,166
	Foreign currency forward contracts - sold	20,420
	Futures contracts - short	24,128
	Overnight index swap	5,127
	Variable rate swap	1,551
Focus	Foreign currency forward contracts - purchased	41,252
	Foreign currency forward contracts - sold	115,497
	Purchased options contracts	18,548
	Written options contracts	2,195
Global Unconstrained	Centrally cleared credit default swaps	60,731
	Centrally cleared interest rate swaps	14,009
	Foreign currency forward contracts - purchased	26,575
	Foreign currency forward contracts - sold	39,546
	Futures contracts - long	743
	Futures contracts - short	25,416
	Overnight index swap	12,323
	Purchased options contracts	26
	Variable rate swap	2,785
High Income	Foreign currency forward contracts - purchased	687
	Foreign currency forward contracts - sold	4,000
Value Income	Written options contracts	17

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts and over-the-counter swaps as of September 30, 2024:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citibank, N.A.	$23	$(7)	$—	$16
Emerging Markets Debt Opportunities	Citigroup Global Markets	90	(90)	—	—
Emerging Markets Debt Opportunities	Goldman Sachs International	35	—	—	35
Emerging Markets Debt Opportunities	ICBC Standard Bank Plc	6	(5)	—	1
Emerging Markets Debt Opportunities	Societe Generale	1	(1)	—	—
Emerging Markets Debt Opportunities	Standard Chartered Bank	167	(17)	—	150
Focus	JPMorgan Chase Bank, N.A.	1,310	(1,310)	—	—
Global Unconstrained	Citibank, N.A.	25	(24)	—	1
Global Unconstrained	ICBC Standard Bank Plc	10	(10)	—	—
Global Unconstrained	JPMorgan Chase Bank, N.A.	43	(43)	—	—
Global Unconstrained	Standard Chartered Bank	212	(212)	—	—
Global Unconstrained	Toronto Dominion Bank	19	(19)	—	—

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities		Financial Instrument	Collateral Pledged*	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citibank, N.A.	$7		$(7)	$—	$—
Emerging Markets Debt Opportunities	Citigroup Global Markets	107		(90)	(17)	—
Emerging Markets Debt Opportunities	Deutsche Bank AG	1		—	—	1
Emerging Markets Debt Opportunities	ICBC Standard Bank Plc	5		(5)	—	—
Emerging Markets Debt Opportunities	JPMorgan Chase Bank, N.A.	1		—	—	1
Emerging Markets Debt Opportunities	Societe Generale	5		(1)	—	4
Emerging Markets Debt Opportunities	Standard Chartered Bank	17		(17)	—	—
Emerging Markets Debt Opportunities	Toronto Dominion Bank	41		—	—	41
Focus	JPMorgan Chase Bank, N.A.	2,815		(1,310)	—	1,505
Global Unconstrained	Citibank, N.A.	24		(24)	—	—
Global Unconstrained	Deutsche Bank AG	2		—	—	2
Global Unconstrained	Goldman Sachs International	25		—	—	25
Global Unconstrained	ICBC Standard Bank Plc	49		(10)	(39)	—
Global Unconstrained	JPMorgan Chase Bank, N.A.	308		(43)	(260)	5
Global Unconstrained	Morgan Stanley & Co International plc	—	^	—	—	—	^
Global Unconstrained	Societe Generale	2		—	—	2
Global Unconstrained	Standard Chartered Bank	249		(212)	(37)	—
Global Unconstrained	Toronto Dominion Bank	79		(19)	—	60
High Income	Bank of America	138		—	—	138

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.
^	Amount rounds to less than $1.

The Funds enter into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position.

Artisan Partners Funds	107

NOTES TO FINANCIAL STATEMENTS

(7)	Related Party Transactions

(a)	Investment Advisory Agreement – The Adviser, with which the officers and one director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2024. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World		Emerging Markets Debt Opportunities Select Equity
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	1.050%	Up to $1 billion	0.750%
$1 billion to $2 billion	1.025	$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	1.000	$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.975	$3.5 billion to $5 billion	0.675
Over $5 billion	0.950	Over $5 billion	0.650

Floating Rate		Focus
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.680%	Up to $1 billion	1.000%
$1 billion to $2 billion	0.660	$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.640	$2 billion to $3.5 billion	0.950
$3.5 billion to $10 billion	0.620	$3.5 billion to $5 billion	0.925
Over $10 billion	0.600	Over $5 billion	0.900

Global Discovery		Global Equity
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.975%	Up to $1 billion	0.900%
$1 billion to $2 billion	0.950	$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.925	$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.900	$3.5 billion to $5 billion	0.825
Over $5 billion	0.875	Over $5 billion	0.800

Global Opportunities		Global Unconstrained
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	0.900%	Up to $1 billion	0.950%
$1 billion to $4 billion	0.875	$1 billion to $2 billion	0.925
$4 billion to $8 billion	0.850	$2 billion to $3.5 billion	0.900
$8 billion to $12 billion	0.825	$3.5 billion to $5 billion	0.875
Over $12 billion	0.800	Over $5 billion	0.850

Global Value		High Income
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $1 billion	1.000%	Up to $1 billion	0.725%
$1 billion to $4 billion	0.975	$1 billion to $2 billion	0.700
$4 billion to $8 billion	0.950	$2 billion to $3.5 billion	0.675
$8 billion to $12 billion	0.925	$3.5 billion to $10 billion	0.650
Over $12 billion	0.900	Over $10 billion	0.625

International		International Explorer
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $500 million	1.000%	Up to $500 million	1.050%
$500 million to $750 million	0.975	Over $500 million	1.000
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Over $12 billion	0.900

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

International Small-Mid		International Value Mid Cap Mid Cap Value (Prior to May 31,2024) Small Cap
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $2 billion	1.050%	Up to $500 million	1.000%
$2 billion to $3 billion	1.025	$500 million to $750 million	0.975
$3 billion to $4 billion	1.000	$750 million to $1 billion	0.950
$4 billion to $5 billion	0.975	Over $1 billion	0.925
Over $5 billion		0.950

Mid Cap Value (Effective May 31,2024)		Sustainable Emerging Markets
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $500 million	0.920%	Up to $1 billion	0.850%
$500 million to $750 million	0.895	$1 billion to $2 billion	0.825
$750 million to $1 billion	0.870	$2 billion to $3.5 billion	0.800
Over $1 billion	0.845	$3.5 billion to $5 billion	0.775
Over $5 billion		0.750

Value		Value Income
Average Daily Net Assets	Annual Rate	Average Daily Net Assets	Annual Rate
Up to $50 million	0.800%	Up to $1 billion	0.700%
$50 million to $100 million	0.760	$1 billion to $2 billion	0.675
$100 million to $500 million	0.720	$2 billion to $3.5 billion	0.650
$500 million to $7.5 billion	0.680	$3.5 billion to $5 billion	0.625
Over $7.5 billion	0.640	Over $5 billion	0.600

(b)	Expense Waivers and Reimbursements – The Adviser has contractually or voluntarily agreed, to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. The contractual limits continue through January 31, 2026 at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2024 (dollar values in thousands).

For the year ended September 30, 2024, Value Income Fund incurred operating expenses of approximately $160,000 that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at September 30, 2024.

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Emerging Markets Debt Opportunities - Investor Shares	1.25%	76
Emerging Markets Debt Opportunities - Advisor Shares	1.15%	118
Emerging Markets Debt Opportunities - Institutional Shares	1.10%	181
Floating Rate - Investor Shares	1.20%	71
Floating Rate - Advisor Shares	1.10%	84
Floating Rate - Institutional Shares	1.05%	77
Focus - Investor Shares**	1.50%	—
Global Discovery - Investor Shares	1.40%	14
Global Discovery - Advisor Shares	1.30%	21
Global Discovery - Institutional Shares	1.25%	—
Global Equity - Investor Shares	1.35%	—
Global Equity - Advisor Shares	1.25%	39
Global Equity - Institutional Shares	1.20%	—
Global Unconstrained - Investor Shares*	1.24%	84
Global Unconstrained - Advisor Shares*	1.14%	222
Global Unconstrained - Institutional Shares*	1.09%	125
International Explorer - Advisor Shares	1.40%	30
International Explorer - Institutional Shares	1.35%	20
Select Equity - Investor Shares	1.25%	57

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Select Equity - Advisor Shares	1.15%	44
Select Equity - Institutional Shares	1.10%	31
Sustainable Emerging Markets - Investor Shares	1.15%	68
Sustainable Emerging Markets - Advisor Shares	1.05%	74
Sustainable Emerging Markets - Institutional Shares	1.00%	82
Value - Investor Shares	0.98%	91
Value - Advisor Shares	0.88%	82
Value - Institutional Shares	0.83%	23
Value Income - Investor Shares	1.20%	68
Value Income - Advisor Shares	1.10%	61
Value Income - Institutional Shares	1.05%	130

**	Effective March 6, 2024, a voluntary expense limit was put in place at 1.50% of average daily net assets. Effective May 31, 2024, the expense limit became contractual.

*	Prior to May 31, 2024, expense limit, as a percentage of average daily net assets, was 1.45%, 1.35% and 1.30% for Investor Shares, Advisor Shares and Institutional Shares, respectively.

(c)	Officers and Directors – The officers and director of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period of October 1, 2023 to December 31, 2023, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $300,000. Effective January 1, 2024, the annual fee was increased to $325,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$125,000*
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000
*	Effective January 1, 2024. Prior to January 1, 2024, the annual amount was $100,000.

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)	Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8) Line of Credit Arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 4, 2025. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets (20% for Floating Rate Fund) with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $400 million ($350 million prior to June 5, 2024). The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) Daily Simple SOFR in effect on such day plus 0.10% plus 1.00% (the Eurodollar Rate for a one month interest period commencing two business days after such day, and prior to June 5, 2024), (ii) the federal

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

funds effective rate in effect on such day plus 1.00% or (iii) the overnight bank funding rate in effect on such day plus 1.00%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent's legal expenses in connection with the line of credit, each as incurred. The fees were allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2024, there were borrowings under the line of credit as follows:

Fund	Number of Days Utilizing Line of Credit	Average Borrowings	Average Borrowings Rates
Global Equity	9	$ 6,183,000	6.42%
Mid Cap Value	3	750,000	6.42%

All fees and interest expense related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at September 30, 2024.

(9) Investment Transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2024 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$1,844,358	$2,249,290
Emerging Markets Debt Opportunities	72,877	46,670
Floating Rate	88,591	53,360
Focus	3,715,937	3,819,095
Global Discovery	126,187	158,753
Global Equity	232,811	282,169
Global Opportunities	1,316,020	1,597,977
Global Unconstrained	97,391	39,635
Global Value	345,839	447,221
High Income	4,188,269	2,347,188
International	4,137,685	4,843,703
International Explorer	68,228	15,931
International Small-Mid	1,405,972	1,663,280
International Value	4,236,974	5,961,060
Mid Cap	2,009,813	2,876,187
Mid Cap Value	263,554	307,140
Select Equity	10,251	7,847
Small Cap	718,210	1,331,017
Sustainable Emerging Markets	62,074	15,957
Value	80,671	84,336
Value Income	6,626	3,986

(10) Transactions in Securities of Affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2024 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2024.

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

	As of 09/30/2023					Net Increase (Decrease) in Unrealized	As of 09/30/2024
Funds	Shares Balance	Value	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Appreciation or Depreciation	Share Balance	Value	Dividend Income@
International Explorer
M&C Saatchi plc‡	3,589	$6,129	$6,014	$—	$—	$3,329	6,358	$15,472	$119
Total		$6,129	$6,014	$—	$—	$3,329		$15,472	$119
International Small-Mid
CKD Corp.†	3,657	50,388	—	(24,425)	(506)	25,349	2,479	50,806	872
Daikokutenbussan Co. Ltd.†	762	32,099	—	(15,466)	226	28,136	552	44,995	137
Total#		$82,487	$—	$(39,891)	$(280)	$53,485		$95,801	$1,009
International Value
Berkeley Group Holdings plc	5,947	296,654	—	—	—	65,476	5,739	362,130	18,522
Brenntag SE‡	748	58,061	644,876	(15,885)	3,001	43,922	9,844	733,975	2,095
Sensata Technologies Holding plc‡	7,196	272,168	81,301	—	—	(19,807)	9,305	333,662	3,707
Total		$626,883	$726,177	$(15,885)	$3,001	$89,591		$1,429,767	$24,324

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of September 30, 2024.
#	Total value as of September 30, 2024 is presented only for those issuers that were affiliates as of September 30, 2024.
‡	Issuer was not an affiliate as of September 30, 2023.

(11) Information for Federal Income Tax Purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2024 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$2,080,798	$1,527,932	$(22,173)	$1,505,759
Emerging Markets Debt Opportunities	66,451	3,514	(1,305)	2,209
Floating Rate	67,501	608	(1,216)	(608)
Focus	878,154	277,785	(3,250)	274,535
Global Discovery	177,028	66,887	(2,903)	63,984
Global Equity	150,731	36,720	(8,626)	28,094
Global Opportunities	1,750,852	802,905	(10,313)	792,592
Global Unconstrained	101,008	5,338	(3,591)	1,747
Global Value	1,632,257	899,350	(44,645)	854,705
High Income	8,940,350	204,806	(381,469)	(176,663)
International	3,895,946	1,538,516	(267,715)	1,270,801
International Explorer	143,387	22,192	(6,774)	15,418
International Small-Mid	3,970,074	1,007,626	(300,462)	707,164
International Value	25,602,667	10,987,505	(627,460)	10,360,045
Mid Cap	2,769,536	1,571,112	(49,505)	1,521,607
Mid Cap Value	731,854	449,797	(18,243)	431,554
Select Equity	38,073	14,697	(790)	13,907
Small Cap	954,426	466,641	(38,433)	428,208
Sustainable Emerging Markets	131,894	48,988	(8,503)	40,485
Value	226,870	122,763	(3,856)	118,907
Value Income	14,487	2,158	(321)	1,837

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2024 and the year ended September 30, 2023 were as follows (in thousands):

	9/30/2024		9/30/2023
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
Fund	Dividends	Distributions	Dividends	Distributions
Developing World	$—	$—	$14,242	$—
Emerging Markets Debt Opportunities	5,540	231	2,159	336
Floating Rate	6,042	—	3,912	—
Focus	—	—	8,043	—
Global Discovery	—	—	233	—
Global Equity	1,791	—	2,074	—
Global Opportunities	—	63,415	—	—
Global Unconstrained	5,784	210	1,938	177
Global Value	23,757	43,092	10,802	70,342
High Income	619,097	—	482,065	37,826
International	61,760	38,964	78,879	69,382
International Explorer	1,569	51	47	—
International Small-Mid	2,205	—	3,473	—
International Value	706,320	552,568	48,411	378,197
Mid Cap	—	—	17,327	—
Mid Cap Value	9,170	175,680	6,654	237,354
Select Equity	250	—	501	440
Small Cap	—	—	7,342	—
Sustainable Emerging Markets	625	—	666	—
Value	3,388	13,269	831	37,844
Value Income	398	—	302	—

Floating Rate Fund had a return of capital during the year ended September 30, 2024 in the amount of $239 (in thousands).

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, straddle loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Focus Fund, Global Opportunities Fund, Mid Cap Fund, Mid Cap Value Fund, and Value Fund of approximately $15,992, $402,827, $12,289, $100,660, and $8,580 (in thousands), respectively, were included in net realized gain on investments in the Statements of Operations for the year ended September 30, 2024, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and have been reclassified to “Fund shares issued and outstanding” on the Statements of Assets and Liabilities at September 30, 2024.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, dividends in excess and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at September 30, 2024 as follows:

	Undistributed Net	Accumulated Net	Fund Shares
	Investment	Realized	Issued and
Fund	Income (Loss)	Gain (Loss)	Outstanding
Developing World	$13,918	$212	$(14,130)
Emerging Markets Debt Opportunities	(1,165)	837	328
Floating Rate	(113)	352	(239)
Focus	2,779	(26,975)	24,196
Global Discovery	1,093	(32)	(1,061)
Global Equity	8	(322)	314

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

	Undistributed Net	Accumulated Net	Fund Shares
	Investment	Realized	Issued and
Fund	Income (Loss)	Gain (Loss)	Outstanding
Global Opportunities	7,549	(450,313)	442,764
Global Unconstrained	(1,867)	1,462	405
Global Value	(1,862)	(2,553)	4,415
High Income	(5,008)	5,008	—
International	(3,851)	(21,214)	25,065
International Explorer	(49)	19	30
International Small-Mid	(19)	(130)	149
International Value	(35,400)	(31,063)	66,463
Mid Cap	31,943	(51,382)	19,439
Mid Cap Value	(2,043)	(103,363)	105,406
Select Equity	(1)	(1)	2
Small Cap	15,325	(2)	(15,323)
Sustainable Emerging Markets	94	(94)	—
Value	(297)	(11,308)	11,605
Value Income	(4)	8	(4)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2024. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2024.

Additional tax information as of and for the year ended September 30, 2024 follows (in thousands):

			Qualified	Qualified	Other	Tax Components of
	Undistributed	Undistributed	Late Year	Late Year	Deferred	Net Assets	Total
	Ordinary	Long-Term	Capital	Ordinary	Gains	Appreciation	Distributable
Fund	Income	Gain	Losses	Losses	(Losses)*	(Depreciation)	Earnings
Developing World	$—	$—	$—	$(10,960)	$(566,464)	$1,498,557	$921,133
Emerging Markets Debt Opportunities	524	—	—	—	(7)	1,051	1,568
Floating Rate	—	—	—	—	(1,476)	(609)	(2,085)
Focus	120,847	—	—	—	(108)	212,717	333,456
Global Discovery	—	—	—	(929)	(196)	63,993	62,868
Global Equity	7,265	6,891	—	—	(20)	28,092	42,228
Global Opportunities	28,608	231,697	—	—	(309)	792,621	1,052,617
Global Unconstrained	—	—	(52)	(398)	(7)	281	(176)
Global Value	30,394	76,911	—	—	(202)	854,904	962,007
High Income	4,119	—	—	—	(100,162)	(181,720)	(277,763)
International	107,008	308,047	—	—	(682)	1,270,855	1,685,228
International Explorer	2,677	1,407	—	—	(6)	15,264	19,342
International Small-Mid	30,299	—	—	—	(303)	705,353	735,349
International Value	125,406	855,052	—	—	(1,742)	10,265,868	11,244,584
Mid Cap	—	464,642	—	(25,842)	(459)	1,521,610	1,959,951
Mid Cap Value	5,537	39,467	—	—	(150)	431,558	476,412
Select Equity	208	181	—	—	(13)	13,908	14,284
Small Cap	—	28,810	—	(10,590)	(193)	428,206	446,233
Sustainable Emerging Markets	1,943	—	—	—	(146,135)	39,234	(104,958)
Value	4,545	16,850	—	—	(28)	118,910	140,277
Value Income	14	—	—	—	(324)	1,833	1,523

*	Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including deferred compensation and capital loss carryforward.

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST	Unexpiring –LT	Utilized in CY
Developing World	$393,777	$172,319	$—
Floating Rate	294	1,165	236
Focus	—	—	17,995
Global Discovery	177	—	29,741
Global Equity	—	—	5,209
High Income	—	84,144	—
International Small-Mid	—	—	176,845
Mid Cap	—	—	80,161
Select Equity	—	—	626
Small Cap	—	—	304,204
Sustainable Emerging Markets(1)	6,622	139,498	—
Value Income	—	317	231

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323 pursuant to IRC Section 382-383.

(12) Fund Share Activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,260,629	$41,103	2,527,652	$37,282
Advisor Shares	17,209,611	306,632	29,662,988	430,432
Institutional Shares	9,470,471	173,955	12,816,130	188,572
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	28,334	364
Advisor Shares	—	—	496,274	6,427
Institutional Shares	—	—	360,707	4,696
Cost of shares redeemed
Investor Shares	(4,782,636)	(83,404)	(12,356,110)	(165,867)
Advisor Shares	(24,979,183)	(448,117)	(74,404,045)	(1,064,140)
Institutional Shares	(18,139,548)	(322,572)	(36,944,380)	(534,239)
Net increase (decrease) from fund share transactions
Investor Shares	(2,522,007)	(42,301)	(9,800,124)	(128,221)
Advisor Shares	(7,769,572)	(141,485)	(44,244,783)	(627,281)
Institutional Shares	(8,669,077)	(148,617)	(23,767,543)	(340,971)
Redemption Fees
Institutional Shares		—		— ^

^        Amount rounds to less than $1

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

	EMERGING MARKETS DEBT OPPORTUNITIES
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	299,520	$3,077	257,539	$2,657
Advisor Shares	1,434,347	14,651	876,904	8,947
Institutional Shares	2,018,080	20,690	48,266	496
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	38,979	396	5,672	58
Advisor Shares	176,170	1,792	25,698	262
Institutional Shares	351,850	3,582	217,742	2,175
Cost of shares redeemed
Investor Shares	(240,227)	(2,455)	(11,469)	(114)
Advisor Shares	(233,702)	(2,381)	(13,973)	(143)
Institutional Shares	(172,971)	(1,770)	(35,886)	(363)
Net increase from fund share transactions
Investor Shares	98,272	1,018	251,742	2,601
Advisor Shares	1,376,815	14,062	888,629	9,066
Institutional Shares	2,196,959	22,502	230,122	2,308
Redemption Fees
Investor Shares		1		2
Advisor Shares		4		—
Institutional Shares		12		— ^

^        Amount rounds to less than $1

	FLOATING RATE
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	1,152,100	$11,131	390,239	$3,705
Advisor Shares	1,439,602	13,878	654,222	6,204
Institutional Shares	1,138,330	10,990	322,906	3,070
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	106,570	1,026	30,900	293
Advisor Shares	220,116	2,116	138,715	1,313
Institutional Shares	320,090	3,078	242,639	2,296
Cost of shares redeemed
Investor Shares	(499,829)	(4,803)	(107,278)	(1,010)
Advisor Shares	(1,005,725)	(9,656)	(726,162)	(6,839)
Institutional Shares	(659,762)	(6,331)	(635,120)	(6,000)
Net increase from fund share transactions
Investor Shares	758,841	7,354	313,861	2,988
Advisor Shares	653,993	6,338	66,775	678
Institutional Shares	798,658	7,737	(69,575)	(634)
Redemption Fees
Investor Shares		1		1
Advisor Shares		— ^		— ^

^      Amount rounds to less than $1

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	FOCUS
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	116,680	$2,405	1,920,650	$31,100
Advisor Shares	7,175,067	148,818	7,312,438	120,080
Institutional Shares	6,360,345	133,164	7,364,623	119,613
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	46,081	752
Advisor Shares	—	—	202,531	3,317
Institutional Shares	—	—	66,966	1,099
Cost of shares redeemed
Investor Shares	(1,225,590)	(22,951)	(14,661,282)	(251,855)
Advisor Shares	(10,036,503)	(190,731)	(29,818,145)	(489,779)
Institutional Shares	(9,399,122)	(192,901)	(22,091,094)	(371,271)
Net increase (decrease) from fund share transactions
Investor Shares	(1,108,910)	(20,546)	(12,694,551)	(220,003)
Advisor Shares	(2,861,436)	(41,913)	(22,303,176)	(366,382)
Institutional Shares	(3,038,777)	(59,737)	(14,659,505)	(250,559)

	GLOBAL DISCOVERY
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	192,850	$3,688	173,806	$2,857
Advisor Shares	143,357	2,762	513,339	8,223
Institutional Shares	150,301	2,884	416,529	6,827
Net asset value of shares issued in reinvestment of dividends and distributions
Institutional Shares	—	—	14,979	233
Cost of shares redeemed
Investor Shares	(511,082)	(9,622)	(841,514)	(13,439)
Advisor Shares	(318,321)	(5,954)	(382,839)	(5,826)
Institutional Shares	(1,149,526)	(19,573)	(3,045,585)	(51,521)
Net increase (decrease) from fund share transactions
Investor Shares	(318,232)	(5,934)	(667,708)	(10,582)
Advisor Shares	(174,964)	(3,192)	130,500	2,397
Institutional Shares	(999,225)	(16,689)	(2,614,077)	(44,461)

	GLOBAL EQUITY
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	82,977	$1,628	70,823	$1,184
Advisor Shares	12,320	238	89,571	1,437
Institutional Shares	600,053	11,382	146,938	2,524
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	36,149	626	39,782	651
Advisor Shares	2,708	47	2,831	46
Institutional Shares	53,013	931	76,048	1,262
Cost of shares redeemed
Investor Shares	(673,456)	(12,850)	(748,769)	(12,396)
Advisor Shares	(80,869)	(1,608)	(105,577)	(1,751)
Institutional Shares	(2,812,400)	(49,698)	(697,435)	(11,633)
Net increase (decrease) from fund share transactions
Investor Shares	(554,330)	(10,596)	(638,164)	(10,561)
Advisor Shares	(65,841)	(1,323)	(13,175)	(268)
Institutional Shares	(2,159,334)	(37,385)	(474,449)	(7,847)

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	822,654	$26,429	1,358,932	$37,517
Advisor Shares	2,378,118	77,151	3,328,051	92,328
Institutional Shares	20,529,331	684,447	4,634,894	133,992
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	554,307	16,042	—	—
Advisor Shares	334,163	9,791	—	—
Institutional Shares	1,039,282	30,950	—	—
Cost of shares redeemed
Investor Shares	(6,074,937)	(194,959)	(9,252,104)	(250,802)
Advisor Shares	(5,044,757)	(161,436)	(12,311,797)	(333,265)
Institutional Shares	(36,861,699)	(1,226,251)	(24,401,480)	(683,682)
Net increase (decrease) from fund share transactions
Investor Shares	(4,697,976)	(152,488)	(7,893,172)	(213,285)
Advisor Shares	(2,332,476)	(74,494)	(8,983,746)	(240,937)
Institutional Shares	(15,293,086)	(510,854)	(19,766,586)	(549,690)

	GLOBAL UNCONSTRAINED
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	1,037,276	$10,518	56,917	$570
Advisor Shares	5,918,584	59,721	2,048,763	20,689
Institutional Shares	660,536	6,660	1,006,560	10,010
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	32,526	327	6,022	59
Advisor Shares	352,013	3,527	41,512	412
Institutional Shares	214,436	2,140	166,724	1,644
Cost of shares redeemed
Investor Shares	(113,739)	(1,139)	(3,103)	(31)
Advisor Shares	(1,015,780)	(10,242)	(15,087)	(149)
Institutional Shares	(59,306)	(595)	(90,099)	(900)
Net increase from fund share transactions
Investor Shares	956,063	9,706	59,836	598
Advisor Shares	5,254,817	53,006	2,075,188	20,952
Institutional Shares	815,666	8,205	1,083,185	10,754
Redemption Fees
Investor Shares		4		— ^
Advisor Shares		2		2
Institutional Shares		— ^		1

^      Amount rounds to less than $1

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL VALUE
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	986,048	$21,584	732,006	$13,664
Advisor Shares	3,291,289	71,160	2,384,302	43,246
Institutional Shares	6,890,935	151,576	6,844,758	121,551
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	291,866	5,799	454,863	7,728
Advisor Shares	402,727	7,986	606,275	10,276
Institutional Shares	2,171,350	43,166	3,080,893	52,344
Cost of shares redeemed
Investor Shares	(2,139,890)	(44,999)	(3,106,831)	(55,703)
Advisor Shares	(2,941,207)	(63,998)	(6,128,230)	(108,730)
Institutional Shares	(11,588,417)	(249,979)	(14,880,258)	(269,580)
Net increase (decrease) from fund share transactions
Investor Shares	(861,976)	(17,616)	(1,919,962)	(34,311)
Advisor Shares	752,809	15,148	(3,137,653)	(55,208)
Institutional Shares	(2,526,132)	(55,237)	(4,954,607)	(95,685)

	HIGH INCOME
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	15,487,168	$137,626	14,742,464	$127,769
Advisor Shares	148,532,479	1,325,782	155,911,423	1,346,556
Institutional Shares	238,842,629	2,126,920	203,369,011	1,757,120
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,198,051	46,415	6,351,186	54,887
Advisor Shares	25,720,648	229,790	24,034,118	207,595
Institutional Shares	17,524,078	156,630	14,320,098	123,691
Cost of shares redeemed
Investor Shares	(35,344,255)	(315,745)	(29,541,734)	(255,028)
Advisor Shares	(145,167,624)	(1,292,153)	(133,676,627)	(1,151,478)
Institutional Shares	(140,390,710)	(1,250,709)	(112,587,861)	(968,673)
Net increase from fund share transactions
Investor Shares	(14,659,036)	(131,704)	(8,448,084)	(72,372)
Advisor Shares	29,085,503	263,419	46,268,914	402,673
Institutional Shares	115,975,997	1,032,841	105,101,248	912,138
Redemption Fees
Investor Shares		24		34
Advisor Shares		107		222
Institutional Shares		612		78

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,580,564	$72,252	3,940,583	$99,692
Advisor Shares	2,965,904	82,088	4,413,558	108,833
Institutional Shares	7,996,945	223,704	9,318,300	233,958
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,054,796	27,172	1,787,579	42,902
Advisor Shares	527,203	13,507	786,542	18,783
Institutional Shares	1,798,773	46,534	2,804,345	67,641
Cost of shares redeemed
Investor Shares	(14,608,791)	(400,961)	(20,128,269)	(498,596)
Advisor Shares	(6,987,804)	(190,113)	(13,006,089)	(318,156)
Institutional Shares	(19,672,549)	(555,147)	(31,708,451)	(795,818)
Net increase (decrease) from fund share transactions
Investor Shares	(10,973,431)	(301,537)	(14,400,108)	(356,002)
Advisor Shares	(3,494,697)	(94,518)	(7,805,989)	(190,540)
Institutional Shares	(9,876,831)	(284,909)	(19,585,806)	(494,219)

	INTERNATIONAL EXPLORER
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Advisor Shares	4,634,193	$54,396	3,391,448	$37,575
Institutional Shares	1,945,289	22,115	2,094,641	21,612
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	79,668	841	796	8
Institutional Shares	28,336	299	1,280	12
Cost of shares redeemed
Advisor Shares	(409,487)	(4,661)	(278,181)	(2,852)
Institutional Shares	(866,129)	(9,837)	(346,948)	(3,686)
Net increase from fund share transactions
Advisor Shares	4,304,374	50,576	3,114,063	34,731
Institutional Shares	1,107,496	12,577	1,748,973	17,938

	INTERNATIONAL SMALL-MID
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	2,079,964	$34,184	2,881,446	$46,413
Advisor Shares	10,186,802	173,836	13,883,595	224,702
Institutional Shares	39,508,760	689,565	28,639,076	469,785
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	1,583	28	16,852	264
Institutional Shares	111,228	1,970	179,689	2,848
Cost of shares redeemed
Investor Shares	(8,123,473)	(138,710)	(7,574,621)	(122,535)
Advisor Shares	(20,476,373)	(345,004)	(24,045,760)	(378,778)
Institutional Shares	(30,881,179)	(534,566)	(37,319,974)	(607,781)
Net increase (decrease) from fund share transactions
Investor Shares	(6,043,509)	(104,526)	(4,693,175)	(76,122)
Advisor Shares	(10,287,988)	(171,140)	(10,145,312)	(153,810)
Institutional Shares	8,738,809	156,969	(8,501,209)	(135,148)

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	9,470,387	$442,765	9,834,815	$406,440
Advisor Shares	59,644,964	2,795,835	74,926,006	3,082,648
Institutional Shares	68,040,589	3,197,211	91,953,057	3,783,574
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,280,936	103,630	1,132,434	42,772
Advisor Shares	7,195,795	327,592	2,581,862	97,310
Institutional Shares	15,057,881	687,839	6,502,378	246,239
Cost of shares redeemed
Investor Shares	(13,349,484)	(626,202)	(11,090,064)	(439,709)
Advisor Shares	(44,030,638)	(2,057,122)	(34,206,528)	(1,383,817)
Institutional Shares	(66,374,944)	(3,165,926)	(94,346,236)	(3,751,543)
Net increase from fund share transactions
Investor Shares	(1,598,161)	(79,807)	(122,815)	9,503
Advisor Shares	22,810,121	1,066,305	43,301,340	1,796,141
Institutional Shares	16,723,526	719,124	4,109,199	278,270

	MID CAP
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	3,329,372	$117,517	5,328,320	$161,999
Advisor Shares	3,233,312	113,324	4,969,386	151,177
Institutional Shares	7,009,480	292,864	13,910,998	506,242
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	111,051	3,217
Advisor Shares	—	—	82,923	2,447
Institutional Shares	—	—	269,709	9,318
Cost of shares redeemed
Investor Shares	(13,647,685)	(485,712)	(11,925,799)	(363,848)
Advisor Shares	(5,955,369)	(213,333)	(5,753,584)	(177,492)
Institutional Shares	(16,226,618)	(687,266)	(15,810,383)	(578,602)
Net increase (decrease) from fund share transactions
Investor Shares	(10,318,313)	(368,195)	(6,486,428)	(198,632)
Advisor Shares	(2,722,057)	(100,009)	(701,275)	(23,868)
Institutional Shares	(9,217,138)	(394,402)	(1,629,676)	(63,042)

	MID CAP VALUE
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	1,010,946	$16,207	844,727	$14,306
Advisor Shares	2,269,193	35,194	2,185,290	36,821
Institutional Shares	13,197,761	206,592	2,233,627	37,230
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,832,202	56,372	4,249,487	69,309
Advisor Shares	2,685,677	39,238	4,464,196	72,365
Institutional Shares	5,642,336	82,491	5,860,535	95,058
Cost of shares redeemed
Investor Shares	(6,000,108)	(95,250)	(5,888,215)	(99,830)
Advisor Shares	(7,096,336)	(109,146)	(14,894,769)	(249,205)
Institutional Shares	(15,153,968)	(238,028)	(6,018,631)	(101,133)
Net increase (decrease) from fund share transactions
Investor Shares	(1,156,960)	(22,671)	(794,001)	(16,215)
Advisor Shares	(2,141,466)	(34,714)	(8,245,283)	(140,019)
Institutional Shares	3,686,129	51,055	2,075,531	31,155

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	21,504	$296	37,336	$425
Advisor Shares	25,509	305	25,352	262
Institutional Shares	240,969	3,458	107,453	1,257
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,049	13	6,388	69
Advisor Shares	717	9	5,163	56
Institutional Shares	17,886	228	75,440	816
Cost of shares redeemed
Investor Shares	(39,340)	(498)	(48,366)	(536)
Advisor Shares	(42,024)	(627)	(85,455)	(1,022)
Institutional Shares	(9,941)	(139)	(32,754)	(386)
Net increase from fund share transactions
Investor Shares	(16,787)	(189)	(4,642)	(42)
Advisor Shares	(15,798)	(313)	(54,940)	(704)
Institutional Shares	248,914	3,547	150,139	1,687

	SMALL CAP
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	922,931	$29,316	1,440,464	$44,383
Advisor Shares	1,637,662	53,700	2,588,754	78,762
Institutional Shares	2,047,850	68,266	5,146,391	161,456
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	49,814	1,521
Advisor Shares	—	—	42,554	1,311
Institutional Shares	—	—	123,394	3,887
Cost of shares redeemed
Investor Shares	(4,745,541)	(154,735)	(4,188,990)	(128,581)
Advisor Shares	(2,781,650)	(91,188)	(6,713,602)	(210,533)
Institutional Shares	(13,851,029)	(473,251)	(8,580,993)	(272,166)
Net increase (decrease) from fund share transactions
Investor Shares	(3,822,610)	(125,419)	(2,698,712)	(82,677)
Advisor Shares	(1,143,988)	(37,488)	(4,082,294)	(130,460)
Institutional Shares	(11,803,179)	(404,985)	(3,311,208)	(106,823)

	SUSTAINABLE EMERGING MARKETS
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	322,922	$5,264	183,428	$2,763
Advisor Shares	923,399	14,416	826,161	11,807
Institutional Shares	3,428,276	54,783	1,548,000	23,775
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,903	60	8,273	112
Advisor Shares	13,179	202	20,527	277
Institutional Shares	23,260	363	16,843	232
Cost of shares redeemed
Investor Shares	(363,910)	(5,971)	(267,888)	(3,943)
Advisor Shares	(863,484)	(13,722)	(503,915)	(7,191)
Institutional Shares	(742,630)	(12,658)	(516,705)	(7,636)
Net increase from fund share transactions
Investor Shares	(37,085)	(647)	(76,187)	(1,068)
Advisor Shares	73,094	896	342,773	4,893
Institutional Shares	2,708,906	42,488	1,048,138	16,371

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	386,979	$5,496	787,870	$10,314
Advisor Shares	1,401,488	19,521	3,153,937	40,437
Institutional Shares	4,763,117	67,010	3,772,939	49,224
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	326,064	4,268	1,107,046	13,130
Advisor Shares	366,399	4,763	763,304	8,999
Institutional Shares	525,506	6,832	1,208,967	14,254
Cost of shares redeemed
Investor Shares	(1,624,426)	(23,225)	(2,401,585)	(31,001)
Advisor Shares	(2,237,505)	(31,773)	(1,813,496)	(23,078)
Institutional Shares	(3,873,189)	(55,123)	(3,048,342)	(37,147)
Net increase from fund share transactions
Investor Shares	(911,383)	(13,461)	(506,669)	(7,557)
Advisor Shares	(469,618)	(7,489)	2,103,745	26,358
Institutional Shares	1,415,434	18,719	1,933,562	26,331

	VALUE INCOME
	Year Ended		Year Ended
	9/30/2024		9/30/2023
	Shares	Amount	Shares	Amount

Proceeds from shares issued
Investor Shares	15,985	$151	52,711	$483
Advisor Shares	305	3	53,850	487
Institutional Shares	250,053	2,413	88,223	806
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,493	25	2,008	18
Advisor Shares	5,485	55	4,952	44
Institutional Shares	31,642	318	26,806	240
Cost of shares redeemed
Investor Shares	(8,596)	(87)	(58,633)	(536)
Advisor Shares	(2,406)	(24)	(1,091)	(10)
Institutional Shares	(38,517)	(386)	(22,368)	(200)
Net increase from fund share transactions
Investor Shares	9,882	89	(3,914)	(35)
Advisor Shares	3,384	34	57,711	521
Institutional Shares	243,178	2,345	92,661	846

(13) Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	123

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Artisan Partners Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund (two of the funds comprising Artisan Partners Funds, Inc. (“Artisan Partners Funds”)), including the consolidated schedules of investments, as of September 30, 2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “ consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Artisan Developing World Fund, Artisan Floating Rate Fund, Artisan Focus Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Explorer Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity Fund, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund, Artisan Value Fund and Artisan Value Income Fund (nineteen of the funds comprising Artisan Partner Funds), including the schedules of investments, as of September 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the funds comprising Artisan Partners Funds, Inc. at September 30, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Artisan Partners Funds, Inc.	Statements of Operations*	Statements of changes in net assets*	Financial Highlights*

Artisan Developing World Fund

Artisan Focus Fund

Artisan Global Discovery Fund

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan High Income Fund

Artisan International Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Value Fund

	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
Artisan Select Equity Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the four years in the period ended September 30, 2024 and for the period from February 28, 2020 (commencement of operations) through September 30, 2020
Artisan Floating Rate Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years ended September 30, 2024, and for the period from December 1, 2021 (commencement of operations) through September 30, 2022
Artisan Value Income Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years ended September 30, 2024, and for the period from February 28, 2022 (commencement of operations) through September 30, 2022

124	Artisan Partners Funds

Funds comprising Artisan Partners Funds, Inc.	Statements of Operations*	Statements of changes in net assets*	Financial Highlights*
Artisan Global Unconstrained Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years ended September 30, 2024, and for the period from March 31, 2022 (commencement of operations) through September 30, 2022
Artisan Emerging Markets Debt Opportunities Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years ended September 30, 2024, and for the period from April 7, 2022 (commencement of operations) through September 30, 2022
Artisan International Explorer Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the two years ended September 30, 2024, and for the period from May 16, 2022 (commencement of operations) through September 30, 2022

* Consolidated statements of operations and changes in net assets and consolidated financial highlights with respect to Artisan Emerging Markets Debt Opportunities Fund and Artisan Global Unconstrained Fund

Basis for Opinion

These financial statements are the responsibility of Artisan Partners Funds’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Artisan Partners Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Artisan Partners Funds is not required to have, nor were we engaged to perform, an audit of Artisan Partners Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of Artisan Partners Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers, counterparties and agent banks; when replies were not received from custodian, brokers, counterparties and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Artisan Partners Funds investment companies since 2003.

New York, New York

November 26, 2024

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investing in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2024 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2024 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$—	N/A	N/A
Emerging Markets Debt Opportunities	231	N/A	N/A
Floating Rate	—	N/A	N/A
Focus	—	N/A	N/A
Global Discovery	—	N/A	N/A
Global Equity	—	100.00%	23.27%
Global Opportunities	101,199	N/A	N/A
Global Unconstrained	210	N/A	N/A
Global Value	44,926	100.00	47.12
High Income	—	N/A	N/A
International	55,617	100.00	N/A
International Explorer	—	100.00	N/A
International Small-Mid	—	100.00	2.26
International Value	580,903	100.00	N/A
Mid Cap	39,102	N/A	N/A
Mid Cap Value	179,351	100.00	100.00
Select Equity	—	100.00	100.00
Small Cap	2	N/A	N/A
Sustainable Emerging Markets	—	100.00	N/A
Value	15,869	100.00	100.00
Value Income	—	100.00	86.80

126	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2024. That information will vary with changes in a Fund’s portfolio investments.

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor's (to the extent available) as primary sources for most Funds and FactSet Research Systems, Inc. (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS®“), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks (Unaudited)

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

The Sustainable Industry Classification System (SICS®) is the exclusive intellectual property of Sustainability Accounting Standards Board (SASB).

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”), and may not be used without BofA’s prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and, along with the ICE BofA trademarks, has been licensed for use by Artisan Partners Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See www.artisanpartners.com/ice-data.html for a full copy of the Disclaimer.

Artisan Partners Funds	127

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

None.

ITEM 9. PROXY DISCLOSURES

A special meeting of shareholders of Artisan International Explorer Fund (the “Fund”) was held on April 15, 2024 (the “Meeting”), at which shareholders of the Fund approved a change in the sub-classification of the Fund from “diversified” to “non-diversified” for purposes of Section 5(b) of the 1940 Act and the elimination of a related fundamental investment restriction (the “Proposal”). As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers. The change took effect on April 15, 2024.

The results of the votes are summarized below:

	For	Withheld	Against
Proposal	5,210,608	8,647	4,472

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

See Statement of Operations in Item 7

128	Artisan Partners Funds

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

(Unaudited)

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each Fund, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”), and (b) by the board of directors or by the vote of a majority (as defined in the Investment Company Act of 1940, as amended) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 8-9, 2024 (the “May 8-9 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of Artisan Developing World Fund, Artisan Emerging Markets Debt Opportunities Fund, Artisan Floating Rate Fund, Artisan Focus Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Unconstrained Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Explorer Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity Fund, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund, Artisan Value Fund and Artisan Value Income Fund (each, a “Fund,” and, together, the “Funds”) for the period from July 1, 2024 through June 30, 2025. The primary purpose of the May 8-9 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (including the information provided relating to their review of the Advisory Agreement, in addition to materials they reviewed at meetings over the course of the preceding year), and to request any additional information they considered reasonably necessary to their deliberations.

At their regular quarterly meeting held on May 30, 2024 (the “May 30 Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2025 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings.

Prior to the May 8-9 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided a report (the “Broadridge Report”) prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) that included information relating to each Fund’s fees and expenses compared to the fees and expenses of a relatively small peer group (the “Broadridge Peer Group”) and a larger peer universe of mutual funds (the “Broadridge Universe”) selected by Broadridge. The Broadridge Report also contained information comparing each Fund’s investment performance to the performance of a relatively small performance peer group selected by Artisan Partners using a methodology developed by Artisan Partners in consultation with the independent directors, and to the performance of the Fund’s Broadridge Universe (and, in the case of Artisan Value Income Fund and Artisan International Value Fund, to the performance of peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification used by Broadridge to compile the Broadridge Universes (the “Supplemental Universes”)).

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny from the directors in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fee rates payable by each Fund; the total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided and presented at or prior to the May 8-9 Meeting and the May 30 Meeting, concerning, among other things, the following:

●	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

Artisan Partners Funds	129

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

●	Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel, including with respect to incentive compensation offered to such personnel, Artisan Partners’ workforce diversity and inclusion practices and Artisan Partners’ succession planning processes with respect to, among other areas, the leadership of the Funds’ portfolio management teams and the senior management of Artisan Partners; Artisan Partners’ research, including with respect to its acquisition and use of traditional and alternative data, and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters, including the use of and reliance on vendors in connection with the management or operations of the Funds; and Artisan Partners’ views on the effects of the evolving competitive landscape of the asset management industry, and certain industry and regulatory developments, on the Funds’ and/or Artisan Partners’ business;

●	The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

●	Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including performance attribution and rolling 5-year excess return information for certain Funds and performance comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives and (c) appropriate market indices;

●	Information on each Fund’s redemption rates relative to other accounts managed by Artisan Partners, including separate account strategies, and appropriate industry peer groups;

●	Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the SEC or other governmental or regulatory authorities since January 1, 2023;

●	Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the management fees, including the method of computing fees and the frequency of payment of fees and Artisan Partners’ process for determining proposed management fee rates for new funds; a comparison of the management fees with fees charged by other investment advisers for managing mutual funds with similar investment objectives; information regarding expense limitation arrangements and effective annual management fee rates for each of the Funds for the calendar year ended December 31, 2023; the expenses other than management fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis; and Artisan Partners’ assessment of the reasonableness and current competitiveness of the Funds’ management fee rates and total expense ratios;

●	Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

●	Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners;

●	Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

●	Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

●	The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for calendar years 2021, 2022 and 2023; and the assumptions and allocation methodologies utilized for such profitability analysis;

●	Potential for conflicts of interest between the Funds and Artisan Partners or its other clients and circumstances and actions addressing or bearing on potential conflicts of interest;

●	Legal, compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of the Funds and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant legal and compliance services for the Funds;

●	Artisan Partners’ risk assessment and risk management processes;

●	Artisan Partners’ cybersecurity framework and Artisan Partners’ approach to monitoring the cybersecurity systems of the Funds’ key service providers with respect to the services provided to the Funds;

130	Artisan Partners Funds

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

●	Artisan Partners’ views on environmental, social and governance (“ESG”) investing, including the extent to which and how Artisan Partners’ investment teams incorporate ESG factors into the investment process with the goal of helping enhance risk-adjusted portfolio returns; and

●	Artisan Partners’ business continuity and disaster recovery procedures.

Following the May 8-9 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May 30 Meeting. At the May 30 Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May 8-9 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the information reviewed by the independent directors prior to and at the May 30 Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included any or all of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective, strategies and policies; (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups; and (3) the resources Artisan Partners made available to such Funds’ investment teams. The directors also considered Artisan Partners’ explanations of the Funds’ investment styles and their comparability to those of other funds in the Funds’ peer groups, including the Supplemental Universes.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge Peer Groups and Broadridge Universes (or Supplemental Universes, as applicable). The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its private funds, separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trust portfolios for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, among the various factors considered, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business.

In addition, the directors noted that Artisan Partners has contractually agreed to maintain or modify, as applicable, certain expense limitations through January 31, 2026 for Artisan Emerging Market Debt Opportunities Fund (Investor, Advisor and Institutional Shares), Artisan Floating Rate Fund (Investor, Advisor and Institutional Shares), Artisan Focus Fund (Investor Shares), Artisan Global Discovery Fund (Investor, Advisor and Institutional Shares), Artisan Global Equity Fund (Investor, Advisor and Institutional Shares), Artisan Global Unconstrained Fund (Investor, Advisor and Institutional Shares), Artisan International Explorer Fund (Investor, Advisor and Institutional Shares), Artisan Select Equity Fund (Investor, Advisor and Institutional Shares), Artisan Sustainable Emerging Markets Fund (Investor, Advisor and Institutional Shares), Artisan Value Fund (Investor, Advisor and Institutional Shares) and Artisan Value Income Fund (Investor, Advisor and Institutional Shares).

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Artisan Developing World Fund, Artisan Focus Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Artisan Floating Rate Fund, Artisan International Explorer Fund, Artisan Emerging Markets Debt Opportunities Fund, Artisan Global Unconstrained Fund, Artisan Value Income Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Select Equity Fund and Artisan Sustainable Emerging Markets Fund would likely benefit from economies of scale if the

Artisan Partners Funds	131

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, in addition to the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include (1) the potential conversion of Fund shareholders to separate account clients of Artisan Partners, and the ability otherwise to attract new clients and investment talent to Artisan Partners, (2) the acquisition of research products and services by Artisan Partners, for the benefit of its clients including the Funds, in return for brokerage commissions paid by the Funds (“soft dollars”), (3) reputational benefits as a result of its association with the Funds and (4) the ability of Artisan Partners to leverage its relationships with service providers to obtain favorable terms for its clients. The directors concluded that the Funds could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2024 through June 30, 2025 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

132	Artisan Partners Funds

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.
See Proxy Disclosures under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.
No material changes to report.

Item 16. Controls and Procedures.
(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19. Exhibits.
 (a)    (1)    Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)
(2)    Not applicable.
(3)    Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)
(b)              Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:         /s/Gregory K. Ramirez____
                Gregory K. Ramirez
                Principal Executive Officer

Date:      December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/Gregory K. Ramirez_____
                Gregory K. Ramirez
                Principal Executive Officer

Date:      December 27, 2024

By:         /s/Shannon K. Jagodinski___
                Shannon K. Jagodinski
                Principal Financial Officer

Date:      December 27, 2024